TCW MetWest High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES — 95.0% of Net Assets
CORPORATE BONDS — 90.4%

Advertising — 0.9%
Advantage Sales & Marketing, Inc. 9.00%(1)	11/15/30		$662,739	$591,316
Clear Channel Outdoor Holdings, Inc. 7.13%(1)	02/15/31		875,000	907,130
Lamar Media Corp. 5.38%(1)	11/01/33		636,000	623,814
Neptune Bidco U.S., Inc. 10.38%(1)	05/15/31		1,240,000	1,285,954

				3,408,214

Aerospace & Defense — 2.2%
TransDigm, Inc.
6.38%(1)	03/01/29		4,143,000	4,210,862
6.38%(1)	05/31/33		2,606,000	2,634,875
6.75%(1)	01/31/34		620,000	636,585
6.88%(1)	12/15/30		905,000	931,661

				8,413,983

Airlines — 0.8%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%(1)	04/20/29		2,885,000	2,892,011

Apparel — 0.5%
Crocs, Inc. 4.13%(1)	08/15/31		2,069,000	1,932,487

Auto Manufacturers — 0.6%
Allison Transmission, Inc. 3.75%(1)	01/30/31		1,180,000	1,104,692
Aston Martin Capital Holdings Ltd. (Jersey) 10.00%(1)	03/31/29		395,000	317,118
Volkswagen International Finance NV (Germany) 7.88% (9 yr. EUR Swap + 4.783%)(2),(3),(4)	09/06/32	EUR	600,000	780,344

				2,202,154

Auto Parts & Equipment — 1.0%
Cyprium Corp./Cyprium Holdings Luxembourg Sarl 6.38%(1)	04/15/34		2,353,000	2,349,212
IHO Verwaltungs GmbH (7.38% Cash or 8.12% PIK) 7.38%(1)	05/15/33		450,000	468,220
ZF North America Capital, Inc. 7.50%(1)	03/24/31		1,000,000	1,007,880

Total Auto Parts & Equipment (Cost: $3,795,500)				3,825,312

Banks — 2.8%
Bank of America Corp. 4.38% (5 yr. CMT + 2.760%)(2),(4)	01/27/27		2,040,000	2,032,003
Bank of New York Mellon Corp. 3.75% (5 yr. CMT + 2.630%)(2),(4)	12/20/26		2,515,000	2,497,797
Citigroup, Inc. 6.63% (5 yr. CMT + 3.001%)(2),(4)	02/15/31		2,535,000	2,581,796
PNC Financial Services Group, Inc. 3.40% (5 yr. CMT + 2.595%)(2),(4)	09/15/26		3,515,000	3,499,710

				10,611,306

Biotechnology — 0.4%
Genmab AS/Genmab Finance LLC (Denmark) 6.25%(1)	12/15/32		1,500,000	1,529,175

Building Materials — 0.7%
JH North America Holdings, Inc. 6.13%(1)	07/31/32		1,000,000	1,009,400
Quikrete Holdings, Inc.
6.38%(1)	03/01/32		725,000	740,747
6.75%(1)	03/01/33		1,009,000	1,029,039

				2,779,186

Chemicals — 0.7%
SCIH Salt Holdings, Inc. 4.88%(1)	05/01/28		1,022,000	1,008,499
WR Grace Holdings LLC
7.00%(1)	08/01/33		540,000	526,873
7.38%(1)	03/01/31		1,035,000	1,040,092

				2,575,464

Commercial Services — 5.4%
ADT Security Corp.
5.88%(1)	10/15/33		1,255,000	1,233,878
Aegis Lux 1a Sarl (Luxemburg)
5.63%(1)	10/29/31	EUR	900,000	1,045,207
Albion Financing 1 Sarl/Aggreko Holdings, Inc. (Luxemburg) 7.00%(1)	05/21/30		1,863,000	1,931,055
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.88%(1)	06/15/30		1,200,000	1,233,348
BCP V Modular Services Finance PLC (United Kingdom) 6.75%(3)	11/30/29	EUR	250,000	187,556
Block, Inc. 6.50%	05/15/32		515,000	526,263
Carriage Services, Inc. 4.25%(1)	05/15/29		1,400,000	1,340,710
EquipmentShare.com, Inc. 7.13%(1),(5)	07/01/34		3,802,000	3,738,431
Garda World Security Corp. (Canada) 8.38%(1)	11/15/32		620,000	634,756
Grand Canyon University 5.13%	10/01/28		1,710,000	1,689,719
Herc Holdings, Inc.
7.00%(1)	06/15/30		1,550,000	1,606,529
7.25%(1)	06/15/33		450,000	469,656
ION Platform Finance U.S., Inc. 7.88%(1)	09/30/32		300,000	218,355
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.38%(1)	08/31/27		300,000	294,030
Raven Acquisition Holdings LLC 6.88%(1)	11/15/31		1,010,000	987,861
Upbound Group, Inc. 6.38%(1)	02/15/29		420,000	416,749
Valvoline, Inc. 3.63%(1)	06/15/31		1,099,000	1,011,651
VT Topco, Inc. 8.50%(1)	08/15/30		1,640,000	1,668,274

				20,234,028

Computers — 1.2%
McAfee Corp. 7.38%(1)	02/15/30		1,146,000	974,650
NCR Voyix Corp. 5.13%(1)	04/15/29		2,015,000	1,967,849
Science Applications International Corp. 5.88%(1)	11/01/33		1,485,000	1,464,240

				4,406,739

TCW MetWest High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
Cosmetics/Personal Care — 0.9%
Edgewell Personal Care Co. 4.13%(1)	04/01/29		$1,502,000	$1,454,567
Perrigo Finance Unlimited Co.
5.15%	06/15/30		1,433,000	1,380,509
6.13%	09/30/32		511,000	489,237

				3,324,313

Distribution & Wholesale — 0.2%
Core & Main LP 6.00%(1)	07/01/34		939,000	943,488

Diversified Financial Services — 3.7%
American Express Co. 3.55% (5 yr. CMT + 2.854%)(2),(4)	09/15/26		2,150,000	2,141,723
EZCORP, Inc. 7.38%(1)	04/01/32		636,000	668,074
First Eagle Holdings, Inc. 7.25%(1)	08/15/32		2,900,000	2,924,534
GGAM Finance Ltd. (Ireland)
8.00%(1)	06/15/28		352,000	364,795
8.00%(1)	02/15/27		2,605,000	2,616,618
Jane Street Group/JSG Finance, Inc.
6.13%(1)	11/01/32		4,137,000	4,141,054
7.13%(1)	04/30/31		1,000,000	1,034,920

				13,891,718

Electric — 5.1%
Alliant Energy Corp. 5.75% (5 yr. CMT + 2.077%)(2)	04/01/56		2,756,000	2,726,373
Alpha Generation LLC
6.25%(1)	01/15/34		1,460,000	1,437,793
6.75%(1)	10/15/32		1,411,000	1,438,190
American Electric Power Co., Inc. 6.05% (5 yr. CMT + 1.940%)(2)	03/15/56		1,360,000	1,352,819
CenterPoint Energy, Inc. 5.95% (5 yr. CMT + 2.223%)(2)	04/01/56		2,700,000	2,697,543
Dominion Energy, Inc. 6.20% (5 yr. CMT + 2.006%)(2)	02/15/56		1,480,000	1,485,876
Entergy Corp. 5.88% (5 yr. CMT + 2.179%)(2)	06/15/56		700,000	700,420
Southern Co.
3.75% (5 yr. CMT + 2.915%)(2)	09/15/51		2,374,000	2,368,255
6.00% (5 yr. CMT + 1.993%)(2)	04/01/58		955,000	957,645
Vistra Operations Co. LLC 6.88%(1)	04/15/32		2,240,000	2,321,693
WEC Energy Group, Inc. 5.63% (5 yr. CMT + 1.905%)(2)	05/15/56		1,685,000	1,672,936

				19,159,543

Electrical Components & Equipment — 0.5%
Energizer Holdings, Inc. 6.00% (1)	09/15/33		2,145,000	2,066,107

Electronics — 0.1%
Coherent Corp. 5.00%(1)	12/15/29		566,000	557,550

Entertainment — 4.6%
Banijay Entertainment SAS (France) 8.13%(1)	05/01/29		1,422,000	1,461,204
Brightstar Lottery PLC/Brightstar Global Solutions Corp. (United Kingdom) 5.75%(1)	01/15/33		645,000	633,003
Caesars Entertainment, Inc.
4.63%(1)	10/15/29		275,000	264,454
6.00%(1)	10/15/32		1,065,000	966,179
6.50%(1)	02/15/32		2,510,000	2,448,053
Churchill Downs, Inc. 5.75%(1)	04/01/30		1,440,000	1,439,496
Flutter Treasury DAC (Ireland) 5.88%(1)	06/04/31		2,200,000	2,193,004
Great Canadian Gaming Corp./Raptor LLC (Canada) 8.75%(1)	11/15/29		1,065,000	1,066,714
LHMC Finco 2 Sarl (Luxemburg) (8.63% Cash or 9.38% PIK) 8.63%(1)	05/15/30	EUR	712,406	841,462
Light & Wonder International, Inc. 6.25%(1)	10/01/33		2,100,000	2,088,303
Pioneer Opco LLC 7.00%(1)	05/15/33		990,000	1,009,394
Rivers Enterprise Borrower LLC 6.25%(1)	10/15/30		750,000	760,260
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%(1)	02/01/33		997,000	1,013,032
Voyager Parent LLC 9.25%(1)	07/01/32		1,050,000	1,111,257

				17,295,815

Environmental Control — 1.8%
GFL Environmental Holdings U.S., Inc. 5.63%(1)	07/01/31		189,000	189,125
GFL Environmental, Inc. 4.00%(1)	08/01/28		2,810,000	2,746,775
Luna 1.5 Sarl (Luxemburg) 12.00%(1)	07/01/32		545,000	585,374
Luna 2 5 Sarl (Luxemburg) 5.50%(1)	07/01/32	EUR	385,000	446,931
Seche Environnement SACA (France) 5.87% (5 yr. EURIBOR ICE Swap + 3.707%)(2),(3),(4)	01/09/31	EUR	500,000	574,188
Waste Pro USA, Inc. 7.00%(1)	02/01/33		2,132,000	2,183,488

				6,725,881

Food — 1.4%
Chobani LLC/Chobani Finance Corp., Inc. 6.38%(1)	04/15/34		1,330,000	1,350,668
General Mills, Inc. 5.25% (5 yr. EURIBOR ICE Swap + 2.390%)(2)	07/16/56	EUR	500,000	565,574
Post Holdings, Inc.
4.63%(1)	04/15/30		2,700,000	2,609,982
6.50%(1)	03/15/36		297,000	293,825
Roquette Freres SA (France) 6.00% (5 yr. EURIBOR ICE Swap + 3.098%)(3),(2),(4)	01/21/32	EUR	300,000	346,245

				5,166,294

TCW MetWest High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
Gas — 1.2%
AmeriGas Partners LP/AmeriGas Finance Corp. 9.50%(1)	06/01/30		$1,325,000	$1,422,573
NiSource, Inc. 5.75% (5 yr. CMT + 2.035%)(2)	07/15/56		1,290,000	1,289,213
Northwest Natural Holding Co. 7.00% (5 yr. CMT + 2.701%)(2)	09/15/55		1,625,000	1,687,904

				4,399,690

Hand/Machine Tools (0.3%)
IMA Industria Macchine Automatiche SpA (Italy) 5.95% (3 mo. EUR EURIBOR + 3.750%)(1),(2)	04/15/29	EUR	850,000	983,263

Health Care-Products — 0.6%
Teleflex, Inc.
4.25%(1)	06/01/28		1,729,000	1,705,658
5.88%(1)	01/15/32		570,000	574,737

				2,280,395

Health Care-Services — 3.3%
Centene Corp.
2.45%	07/15/28		1,250,000	1,187,812
3.00%	10/15/30		646,000	584,404
Charlotte Buyer, Inc. 8.00%(1)	06/30/31		1,885,000	1,910,165
HealthEquity, Inc. 4.50%(1)	10/01/29		1,501,000	1,459,047
IQVIA, Inc. 6.25%(1)	06/01/32		1,535,000	1,564,211
Kedrion SpA (Italy) 6.50%(1)	09/01/29		2,170,000	2,149,993
ModivCare, Inc. 1.00%(1),(6),(7),(8),(9)	10/01/29		3,627,750	54,416
Molina Healthcare, Inc.
4.38%(1)	06/15/28		150,000	147,745
6.25%(1)	01/15/33		480,000	481,416
6.50%(1)	02/15/31		264,000	268,734
Option Care Health, Inc. 4.38%(1)	10/31/29		1,000,000	962,090
Star Parent, Inc. 9.00%(1)	10/01/30		495,000	519,700
Tenet Healthcare Corp. 5.50%(1)	11/15/32		1,240,000	1,233,912

				12,523,645

Household Products/Wares — 0.5%
Spectrum Brands, Inc. 3.88%(1)	03/15/31		2,193,000	1,924,577

Housewares — 1.1%
Central Garden & Pet Co. 4.13%(1)	04/30/31		1,554,000	1,467,147
Newell Brands, Inc.
6.63%	05/15/32		1,313,000	1,330,397
7.38%	04/01/36		903,000	918,414
7.50%	04/01/46		475,000	443,308

				4,159,266

Insurance — 2.9%
Acrisure LLC/Acrisure Finance, Inc.
7.50%(1)	11/06/30		2,120,000	2,011,944
8.25%(1)	02/01/29		1,018,000	958,844
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%(1)	10/01/31		478,000	477,025
6.75%(1)	04/15/28		450,000	453,834
7.00%(1)	01/15/31		1,742,000	1,771,091
7.38%(1)	10/01/32		920,000	914,940
AmWINS Group, Inc. 6.38%(1)	02/15/29		545,000	547,730
Ardonagh Finco Ltd. 7.75%(1)	02/15/31		1,705,000	1,726,193
Ardonagh Group Finance Ltd. (United Kingdom) 8.88%(1)	02/15/32		540,000	525,080
Asurion LLC/Asurion Co-Issuer, Inc. 8.38%(1)	02/01/34		595,000	552,053
CRC Insurance Group LLC 7.13%(1)	06/01/31		695,000	692,950
HUB International Ltd. 7.25%(1)	06/15/30		455,000	467,258

				11,098,942

Internet — 1.2%
Cerved Group SpA (Italy) 7.65% (3 mo. EUR EURIBOR + 5.250%)(2),(3)	02/15/29	EUR	1,175,000	815,847
Getty Images, Inc. 11.25%(1)	02/21/30		1,030,000	852,685
ION Platform Finance U.S., Inc./ION Platform Finance Sarl 8.75%(1)	05/01/29		990,000	883,575
Snap, Inc.
6.88%(1)	03/01/33		1,825,000	1,779,667
6.88%(1)	03/15/34		239,000	231,610

				4,563,384

Investment Companies — 0.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00%	06/15/30		1,310,000	1,223,121
9.75%	01/15/29		1,000,000	981,580
10.00%(1)	11/15/29		1,069,000	1,055,776

				3,260,477

Iron & Steel — 0.3%
Cleveland-Cliffs, Inc. 7.38%(1)	05/01/33		1,000,000	999,830

Leisure Time — 0.6%
Gaia Purchaser, Inc. 7.63%(1),(5)	07/15/33		1,374,000	1,391,354
Sabre Financial Borrower LLC 11.13%(1)	06/15/29		650,000	686,335

				2,077,689

Lodging — 2.6%
Hilton Domestic Operating Co., Inc. 5.88%(1)	04/01/29		1,000,000	1,012,240
MGM Resorts International 6.50%	04/15/32		1,500,000	1,500,900
Wyndham Hotels & Resorts, Inc.
4.38%(1)	08/15/28		2,399,000	2,364,215
5.63%(1)	03/01/33		2,000,000	1,975,080
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%(1)	05/15/27		2,854,000	2,854,856

Total Lodging (Cost: $9,613,418)				9,707,291

Machinery-Diversified — 0.7%
Columbus McKinnon Corp. 7.13%(1)	02/01/33		1,000,000	1,001,890

TCW MetWest High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
Machinery-Diversified (Continued)
Lsf12 Helix Parent LLC 7.13%(1)	02/01/33		$1,495,000	$1,450,419
Oregon Tool Lux LP 7.88%(1)	10/15/29		1,117,022	198,450

				2,650,759

Media — 10.3%
Belo Corp. 7.25%	09/15/27		1,850,000	1,895,825
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%(1)	06/01/29		2,210,000	2,163,745
7.38%(1)	02/01/36		5,649,000	5,548,391
CSC Holdings LLC
5.75%(1)	01/15/30		1,758,000	417,050
6.50%(1)	02/01/29		3,105,000	1,860,640
11.75%(1)	01/31/29		5,283,000	3,242,547
DirecTv Financing LLC 8.88%(1)	02/01/30		1,000,000	1,019,560
Discovery Global Holdings, Inc. 5.05%	03/15/42		4,545,000	3,333,394
DISH DBS Corp. 7.75%(6),(7)	07/01/26		2,500,000	2,500,000
DISH Network Corp. 11.75%(1)	11/15/27		1,470,000	1,511,425
EchoStar Corp. 10.75%	11/30/29		2,810,000	3,039,324
Midcontinent Communications 8.00%(1)	08/15/32		2,466,000	2,168,822
Paramount Global
4.20%	06/01/29		830,000	796,999
4.95%	01/15/31		830,000	772,290
Sinclair Television Group, Inc.
4.38%(1)	12/31/32		300,000	228,516
8.13%(1)	02/15/33		1,612,000	1,663,326
Sirius XM Radio LLC 4.13%(1)	07/01/30		1,000,000	941,820
Univision Communications, Inc. 8.88%(1)	04/15/33		2,165,000	2,133,716
Virgin Media O2 Vendor Financing Notes VI DAC (Ireland) 8.50%(1)	03/15/33		867,000	699,218
VZ Secured Financing BV (Netherlands) 5.00%(1)	01/15/32		3,072,000	2,694,390

				38,630,998

Mining — 0.1%
Compass Minerals International, Inc. 8.00%(1)	07/01/30		540,000	569,651

Oil & Gas — 2.3%
Matador Resources Co. 6.00%(1)	04/15/34		1,300,000	1,268,163
SM Energy Co.
7.00%(1)	08/01/32		947,000	956,271
9.63%(1)	06/15/33		1,635,000	1,793,562
Sunoco LP
5.88%(1)	03/15/34		1,066,000	1,050,607
7.88% (5 yr. CMT + 4.230%)(1),(2),(4)	09/18/30		3,040,000	3,163,211
Transocean International Ltd.
8.75%(1)	02/15/30		399,000	414,769

				8,646,583

Oil & Gas Services — 1.5%
Archrock Partners LP/Archrock Partners Finance Corp. 6.63%(1)	09/01/32		1,232,000	1,257,330
Archrock Services LP/Archrock Partners Finance Corp. 6.00%(1)	02/01/34		1,145,000	1,138,462
Kodiak Gas Services LLC 6.75%(1)	10/01/35		600,000	615,858
USA Compression Partners LP/USA Compression Finance Corp. 6.25%(1)	10/01/33		1,290,000	1,280,518
WBI Operating LLC 6.50%(1)	10/15/33		1,460,000	1,470,264

				5,762,432

Packaging & Containers — 0.9%
Ardagh Group SA 9.50%(1)	12/01/30		549,000	587,364
Ardagh Group SA (5.50% Cash or 6.50% PIK) due 5/30/26 11.00%(1)	12/01/30		932,175	891,439
Ball Corp. 5.50%	09/15/33		1,000,000	1,006,470
Graphic Packaging International LLC 6.38%(1)	07/15/32		980,000	989,388

				3,474,661

Pharmaceuticals — 2.9%
1261229 BC Ltd. 10.00%(1)	04/15/32		3,717,000	3,767,774
Amneal Pharmaceuticals LLC 6.88%(1)	08/01/32		222,000	230,867
Bausch Health Cos., Inc. 14.00%(1)	10/15/30		192,000	180,286
CVS Health Corp. 6.75% (5 yr. CMT + 2.516%)(2)	12/10/54		1,505,000	1,568,466
Dolcetto Holdco SpA (Italy) 5.63%(1)	07/14/32	EUR	550,000	633,908
Grifols SA (Spain)
4.75%(1)	10/15/28		665,000	653,841
7.50%(3)	05/01/30	EUR	803,077	956,179
LSF12 Pillar Investments U.S., Inc. 5.75%(1)	05/15/33	EUR	600,000	682,976
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc. 8.75%(1)	04/17/32		710,000	645,731
Teva Pharmaceutical Finance Netherlands III BV (Israel) 6.00%	12/01/32		1,412,000	1,467,633

				10,787,661

Pipelines — 4.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%(1)	07/01/34		650,000	642,285
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%(1)	06/15/31		1,275,000	1,251,400
Energy Transfer LP 6.63% (3 mo. USD Term SOFR + 4.417%)(2),(4)	02/15/28		2,457,000	2,478,376
Global Partners LP/GLP Finance Corp.
6.88%	01/15/29		849,000	857,821
8.25%(1)	01/15/32		1,395,000	1,461,988
Harvest Midstream I LP 6.75%(1)	05/15/34		761,000	772,095
ITT Holdings LLC 6.50%(1)	08/01/29		1,525,000	1,508,606
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%(1)	02/15/29		710,000	735,446
8.38%(1)	02/15/32		742,000	773,201
TransMontaigne Partners LLC 8.50%(1)	06/15/30		1,405,000	1,432,102

TCW MetWest High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
Pipelines (Continued)
Venture Global Calcasieu Pass LLC 6.00%(1)	05/01/36		$1,930,000	$1,951,925
Venture Global LNG, Inc.
6.63%(1)	06/15/36		950,000	936,975
9.00% (5 yr. CMT + 5.440%)(1),(2),(4),(10)	09/30/29		378,000	368,592
Venture Global Plaquemines LNG LLC
6.75%(1)	01/15/36		1,539,000	1,632,048
7.75%(1)	05/01/35		806,000	904,268

				17,707,128

Real Estate — 0.5%
Cushman & Wakefield U.S. Borrower LLC 8.88%(1)	09/01/31		1,395,000	1,462,490
Finco Opal Sarl (Luxemburg) 10.02% (3 mo. EUR EURIBOR + 7.750%)(2),(3)	03/02/30	EUR	500,000	574,051

				2,036,541

REIT — 1.0%
GLP Capital LP/GLP Financing II, Inc. (REIT) 5.63%	03/01/36		1,650,000	1,615,185
Hudson Pacific Properties LP 5.95%	02/15/28		872,000	864,588
RHP Hotel Properties LP/RHP Finance Corp. (REIT) 5.75%(1)	03/15/34		1,240,000	1,228,282

				3,708,055

Retail — 6.7%
1011778 BC ULC/New Red Finance, Inc. (Canada) 4.00%(1)	10/15/30		2,500,000	2,362,875
Academy Ltd. 5.88%(1)	05/15/31		955,000	955,439
Arcos Dorados BV (Brazil) 6.38%(1)	01/29/32		600,000	619,470
Asbury Automotive Group, Inc. 4.63%(1)	11/15/29		1,000,000	972,790
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50%(1)	07/01/32		2,165,000	2,098,643
Ferrellgas LP/Ferrellgas Finance Corp. 9.25%(1)	01/15/31		1,572,000	1,658,523
FirstCash, Inc.
5.63%(1)	01/01/30		2,071,000	2,063,130
6.13%(1)	05/01/34		795,000	791,542
Lithia Motors, Inc. 5.50%(1)	10/01/30		1,872,000	1,855,732
Macy’s Retail Holdings LLC 7.38%(1)	08/01/33		650,000	683,026
Men’s Wearhouse LLC 9.00%(1)	02/01/31		600,000	637,986
Michaels Cos., Inc.
8.50%(1)	03/15/33		1,250,000	1,238,750
11.00%(1)	03/15/34		200,000	195,986
Murphy Oil USA, Inc. 3.75%(1)	02/15/31		1,293,000	1,210,274
Papa John’s International, Inc. 3.88%(1)	09/15/29		2,160,000	2,078,374
QXO Building Products, Inc.
6.75%(1)	04/30/32		1,730,000	1,787,384
6.88%(1)	07/15/34		1,335,000	1,371,138
Staples, Inc. 10.75%(1)	09/01/29		650,000	620,536
Stonegate Pub Co. Financing PLC (United Kingdom) 8.91% (3 mo. EUR EURIBOR + 6.625%)(2),(3)	07/31/29	EUR	340,000	392,411
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.50%(1)	12/15/35		1,675,000	1,620,998

				25,215,007

Software — 3.4%
Cloud Software Group, Inc. 8.25%(1)	06/30/32		3,725,000	3,490,586
Open Text Corp. (Canada) 3.88%(1)	12/01/29		1,100,000	1,012,693
Open Text Holdings, Inc. (Canada) 4.13%(1)	12/01/31		250,000	219,537
RingCentral, Inc. 8.50%(1)	08/15/30		616,000	644,706
Salesforce, Inc. 5.55%	03/15/36		1,359,000	1,355,575
SS&C Technologies, Inc. 6.50%(1)	06/01/32		1,300,000	1,311,882
TeamSystem SpA (Italy) 5.00%(3)	07/01/31	EUR	525,000	579,621
UKG, Inc. 6.88%(1)	02/01/31		2,175,000	2,113,600
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%(1)	02/01/29		2,575,000	2,096,050

				12,824,250

Telecommunications — 4.4%
Altice Financing SA (Luxembourg) 9.63%(1)	07/15/27		2,959,000	2,287,130
Global Switch Finance BV (United Kingdom) 1.38%(3)	10/07/30	EUR	1,095,000	1,158,558
Level 3 Financing, Inc. 6.88%(1)	06/30/33		2,320,000	2,384,194
Road Michigan Property Owner I LLC 7.50%(1)	03/30/45		775,000	774,233
Stingray Compute LLC 6.00%(1)	06/15/31		571,000	572,633
SV RNO Property Owner 1 LLC 5.88%(1)	03/01/31		1,800,000	1,775,790
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 8.63%(1)	06/15/32		1,075,000	1,121,010
Vmed O2 U.K. Financing I PLC (United Kingdom)
4.75%(1)	07/15/31		651,000	536,027
7.75%(1)	04/15/32		39,000	35,279
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%(1)	10/01/31		1,800,000	1,899,792
Yondr JK 1 LLC 6.88%(1)	06/30/31		3,420,000	3,430,328
Zayo Group Holdings, Inc. (5.75% Cash or 0.50% PIK) due 3/29/27 9.25%(1)	03/09/30		505,386	506,139

				16,481,113

Total Corporate Bonds (Cost: $345,267,916)				340,414,056

BANK LOANS — 4.6%
Beverages — 0.3%
Naked Juice LLC 2025 FLFO Term Loan 9.23% (3 mo. USD Term SOFR + 5.500%)(2)	01/24/29		1,250,000	1,271,431

TCW MetWest High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
Commercial Services — 0.4%
DTI Holdco, Inc. 2025 Term Loan B 7.64% (1 mo. USD Term SOFR + 4.000%)(2)	04/26/29		$543,032	$496,332
Kelso Industries LLC Term Loan 9.42% (3 mo. USD Term SOFR + 5.750%)(2)	12/30/29		472,364	465,278
TTF Holdings LLC 2024 Term Loan 7.38% (6 mo. USD Term SOFR + 3.750%)(2)	07/18/31		850,000	629,425

Total Commercial Services (Cost: $1,571,098)				1,591,035

Electrical Components & Equipment — 0.2%
Pelican Products, Inc. 2021 Term Loan 8.24% (3 mo. USD Term SOFR + 4.250%)(2)	12/29/28		676,643	650,796

Electronics — 0.2%
TCP Sunbelt Acquisition Co. 2024 Term Loan B 7.92% (3 mo. USD Term SOFR + 4.250%)(2)	10/24/31		640,250	640,516

Health Care-products — 0.2%
QuidelOrtho Corp. Term Loan 7.64% (1 mo. USD Term SOFR + 4.000%)(2)	08/20/32		544,500	536,877

Health Care-services — 0.8%
ADMI Corp. 2021 Term Loan B2 7.13% (1 mo. USD Term SOFR + 3.375%)(2)	12/23/27		400,000	359,500
ADMI Corp. 2023 Term Loan B5 9.39% (1 mo. USD Term SOFR + 5.750%)(2)	12/23/27		685,930	646,917
ModivCare Buyer LLC Takeback Term Loan 8.73% (3 mo. USD Term SOFR + 5.000%)(2)	12/30/32		1,220,001	1,041,064
Pluto Acquisition I, Inc. 2024 First Out Superpriority Term Loan 9.23% (3 mo. USD Term SOFR + 5.500%)(2)	06/20/28		730,000	742,775

				2,790,256

Internet — 0.5%
Barracuda Networks, Inc. 2022 Term Loan 8.16% (3 mo. USD Term SOFR + 4.500%)(2)	08/15/29		371,374	254,855
Delivery Hero SE 2024 USD Term Loan B 8.64% (3 mo. USD Term SOFR + 5.000%)(2)	12/12/29		1,007,428	1,014,042
PUG LLC 2024 Extended Term Loan B 8.39% (1 mo. USD Term SOFR + 4.750%)(2)	03/15/30		587,548	592,137

Total Internet (Cost: $1,921,323)				1,861,034

Media — 0.4%
Virgin Media Bristol LLC 2023 USD Term Loan Y 6.97% (6 mo. USD Term SOFR + 3.175%)(2)	03/31/31		1,754,418	1,561,677

Mining — 0.2%
American Rock Salt Co. LLC 2024 First Out Term Loan 10.99% (3 mo. USD Term SOFR + 7.000%)(2)	06/09/28		892,377	903,531

Office/business Equipment — 0.3%
Xerox Holdings Corp. 2023 Non-CoOp Term Loan 7.63% (6 mo. USD Term SOFR + 4.000%)(2)	11/19/29		1,560,701	1,244,659

Packaging & Containers — 0.2%
Sword Purchaser LLC USD Term Loan B 7.64% (1 mo. USD Term SOFR + 4.000%)(2)	04/11/33		690,000	674,206

Software — 0.9%
Cast & Crew Payroll LLC 2021 Incremental Term Loan 7.41% (3 mo. USD Term SOFR + 3.750%)(2)	12/29/28		1,536,204	602,960
Cloudera, Inc. 2021 Term Loan 7.49% (1 mo. USD Term SOFR + 3.750%)(2)	10/08/28		740,315	577,842
Planview Parent, Inc. 2024 1st Lien Term Loan 7.23% (3 mo. USD Term SOFR + 3.500%)(2)	12/17/27		919,186	794,838
Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B 6.98% (3 mo. USD Term SOFR + 3.250%)(2)	10/26/30		601,937	439,715
Renaissance Holding Corp. 2024 1st Lien Term Loan 7.66% (3 mo. USD Term SOFR + 4.000%)(2)	04/05/30		1,240,458	988,881

Total Software (Cost: $4,383,696)				3,404,236

Telecommunications — 0.0%
Cyxtera DC Holdings, Inc. Term Loan B 0.00%(2),(7),(11)	01/16/27		355,886	—

Total Bank Loans (Cost: $18,022,243)				17,130,254

Total Fixed Income Securities (Cost: $363,290,159)				357,544,310

CONVERTIBLE SECURITIES — 0.0%

CONVERTIBLE CORPORATE BONDS — 0.0%

Commercial Services — 0.0%
Worldline SA (France) 0.00% (3),(6)	07/30/26	EUR	56,262	66,079

Total Convertible Corporate Bonds (Cost: $64,800)				66,079

TCW MetWest High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Security	Shares	Value
COMMON STOCK — 0.5%

Beverages — 0.1%
Luxco Co. Ltd.(12)	13,356	$267,987

Health Care-Services — 0.3%
ModivCare, Inc.(12)	201,205	1,244,956

Packaging & Containers — 0.1%
Ardagh Holdings SA(12)	39,329	255,638

Total Common Stock (Cost: $2,497,670)		1,768,581

Issues	Shares	Value

MONEY MARKET INVESTMENTS — 4.9%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.58%(13)	3,105,946	3,105,946
TCW Central Cash Fund, 3.64%(13),(14)	15,318,794	15,318,794

Total Money Market Investments (Cost: $18,424,740)		18,424,740

WARRANTS — 0.0%

Security	Shares	Value
Entertainment — 0.0%
Cineworld Group PLC(11),(12)	288,340	4

Total Warrants (Cost: $—)		4

Total Investments (100.4%) (Cost: $384,277,369)		377,803,714

Net Unrealized Appreciation/depreciation On Unfunded Commitments(15) (0.0%)		2,935

Liabilities In Excess Of Other Assets (-0.4%)		(1,418,383)

Net Assets (100.0%)		$376,388,266

TCW MetWest High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

FUTURES CONTRACTS
Number of Contracts	Type	Expiration Date	Notional Contract Value	Market Value	Net Unrealized Appreciation (Depreciation)
Short Futures
41	10-Year U.S. Treasury Note Futures	09/21/26	$(4,536,020)	$(4,611,219)	$(75,199)
4	2-Year U.S. Treasury Note Futures	09/30/26	(824,400)	(824,531)	(131)
185	5-Year U.S. Treasury Note Futures	09/30/26	(19,755,968)	(19,803,672)	(47,704)
14	Euro-Bobl Futures	09/08/26	(1,833,971)	(1,846,796)	(12,825)
1	U.S. Ultra Long Bond Futures	09/21/26	(111,084)	(116,156)	(5,072)

			$(27,061,443)	$(27,202,374)	$(140,931)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (16)
Citibank N.A.	EUR	11,181,520	09/11/26	$12,771,364	$12,821,581	$(50,217)

				$12,771,364	$12,821,581	$(50,217)

Notes to the Schedule of Investments:

CMT	Constant Maturity Treasury Index.
EUR	Euro Currency.
EURIBOR	Euro Interbank Offered Rate.
PIK	Payment In Kind.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At June 30, 2026, the value of these securities amounted to $267,983,859 or 71.2% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at June 30, 2026.
(3)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At June 30, 2026, the value of these securities amounted to $6,431,079 or 1.7% of net assets.
(4)	Perpetual maturity.
(5)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(6)	Security is not accruing interest.
(7)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(8)	Restricted security (Note 4).
(9)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(10)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(11)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(12)	Non-income producing security.
(13)	Rate disclosed is the 7-day net yield as of June 30, 2026.
(14)	Affiliated issuer.
(15)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(16)	Fund sells foreign currency, buys USD.

TCW MetWest High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Continued)	June 30, 2026

The summary of the TCW MetWest High Yield Bond Fund transactions in the affiliated funds for the period ended June 30, 2026 is as follows:

Name of Affiliated Fund	Value at March 31, 2026	Purchases at Cost	Proceeds from Sales	Number of Shares Held June 30, 2026	Value at June 30, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$6,118,795	$34,600,000	$25,400,000	15,318,795	$15,318,795	$85,821	$—	$—	$—

Total					$15,318,795	$85,821	$—	$—	$—

TCW MetWest High Yield Bond Fund

Fair Valuation Summary (Unaudited)	June 30, 2026

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$340,414,056	$—	$340,414,056
Bank Loans	—	17,130,254	—	17,130,254

Total Fixed Income Securities	—	357,544,310	—	357,544,310

Convertible Securities
Convertible Corporate Bonds	—	66,079	—	66,079
Equity Securities
Money Market Investments	18,424,740	—	—	18,424,740
Common Stock	—	1,768,581	—	1,768,581
Warrants	—	—	4	4

Total Equity Securities	18,424,740	1,768,581	4	20,193,325

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	$—	$2,935	$—	$2,935

Total Investments	$18,424,740	$359,381,905	$4	$377,806,649

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(140,931)	$—	$—	$(140,931)
Forward Currency Contracts
Foreign Currency Risk	—	(50,217)	—	(50,217)

Total	$(140,931)	$(50,217)	$—	$(191,148)

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 106.2% of Net Assets
ASSET-BACKED SECURITIES — 1.5%
AMMC CLO 24 Ltd. Series 2021-24A, Class AR 4.88% (3 mo. USD Term SOFR + 1.200%)(1),(2)	01/20/35	$75,000	$75,036
ARES XXVII CLO Ltd. Series 2013-2A, Class AR3 4.82% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/28/34	90,000	90,073
JGWPT XXX LLC Series 2013-3A, Class A 4.08%(1)	01/17/73	21,604	20,463
LCM 29 Ltd. Series 29A, Class AR 5.00% (3 mo. USD Term SOFR + 1.332%)(1),(2)	04/15/31	14,678	14,686
Rockford Tower CLO Ltd. Series 2019-2A, Class AR2 4.77% (3 mo. USD Term SOFR + 1.130%)(1),(2)	08/20/32	32,789	32,808
Skyline Aviation, Inc. Class A 3.23%(3)	07/03/38	27,408	25,860
SLM Student Loan Trust Series 2008-2, Class B 5.13% (90 day USD SOFR Average + 1.462%)(2)	01/25/83	20,000	21,731
SLM Student Loan Trust Series 2008-3, Class B 5.13% (90 day USD SOFR Average + 1.462%)(2)	04/26/83	20,000	21,067
SLM Student Loan Trust Series 2008-5, Class B 5.78% (90 day USD SOFR Average + 2.112%)(2)	07/25/73	35,000	37,625
SLM Student Loan Trust Series 2008-6, Class B 5.78% (90 day USD SOFR Average + 2.112%)(2)	07/26/83	20,000	20,532
SLM Student Loan Trust Series 2008-7, Class B 5.78% (90 day USD SOFR Average + 2.112%)(2)	07/26/83	20,000	20,139
Wachovia Student Loan Trust Series 2006-1, Class A6 4.10% (90 day USD SOFR Average + 0.432%)(1),(2)	04/25/40	11,154	10,999

Total Asset-backed Securities (Cost: $381,739)			391,019

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 13.1%
Federal Home Loan Mortgage Corp., Pool #SD8286 4.00%	01/01/53	101,057	94,873
Federal Home Loan Mortgage Corp., Pool #SD8329 5.00%	06/01/53	132,054	130,641
Federal Home Loan Mortgage Corp. REMICS Series 4064, Class TB (PAC) 3.50%	06/15/42	98,618	92,118
Federal Home Loan Mortgage Corp. STRIPS Series 240 (I/O) 5.50%	07/15/36	87,930	14,614
Federal National Mortgage Association, Pool #MA4626 4.00%	06/01/52	73,809	69,442
Federal National Mortgage Association, Pool #MA4732 4.00%	09/01/52	96,145	90,284
Federal National Mortgage Association, Pool #MA4866 4.00%	01/01/53	58,737	55,143
Federal National Mortgage Association, Pool #MA4656 4.50%	07/01/52	146,634	141,777
Federal National Mortgage Association, Pool #BW9897 4.50%	10/01/52	18,160	17,534
Federal National Mortgage Association, Pool #MA4917 4.50%	02/01/53	413,037	399,125
Federal National Mortgage Association, Pool #MA5072 5.50%	07/01/53	17,432	17,578
Federal National Mortgage Association REMICS Series 2011-116, Class SA (I/O) (I/F) 2.26% (-30 day USD SOFR Average + 5.886%)(2)	11/25/41	40,921	3,280
Federal National Mortgage Association REMICS Series 2012-128, Class UA 2.50%	06/25/42	18,228	16,190
Federal National Mortgage Association REMICS Series 2013-5, Class GF 4.84% (30 day USD SOFR Average + 1.214%)(2)	10/25/42	22,973	22,887
Federal National Mortgage Association REMICS Series 2024-73, Class FB 4.83% (30 day USD SOFR Average + 1.200%)(2)	10/25/54	25,162	25,288
Government National Mortgage Association, Pool #MA8346 4.00%	10/20/52	18,562	17,520
Government National Mortgage Association REMICS Series 2003-110, Class S (I/O) (I/F) 2.88% (-1 mo. USD Term SOFR + 6.486%)(2)	10/20/33	87,126	5,101
Government National Mortgage Association REMICS Series 2018-124, Class NW 3.50%	09/20/48	16,253	14,957
Government National Mortgage Association REMICS Series 2018-154, Class BP (PAC) 3.50%	11/20/48	1,633	1,541
Government National Mortgage Association REMICS Series 2019-15, Class GT 3.50%	02/20/49	13,494	12,478
Government National Mortgage Association REMICS Series 2023-113, Class FD 4.96% (30 day USD SOFR Average + 1.350%)(2)	08/20/53	24,702	24,969
Government National Mortgage Association, TBA 4.00%(4)	06/01/55	275,000	255,541
Uniform Mortgage-Backed Security, TBA
3.50%(4)	12/01/51	800,000	726,286
4.00%(4)	06/01/55	450,000	420,580
4.50%(4)	02/01/56	200,000	191,682
5.00%(4)	01/01/56	350,000	343,889
5.50%(4)	02/01/56	250,000	250,820

Total Residential Mortgage-backed Securities — Agency (Cost: $3,505,410)			3,456,138

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 7.0%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90%(1)	08/10/35	69,000	66,986
245 Park Avenue Trust Series 2017-245P, Class A 3.51%(1)	06/05/37	115,000	113,604

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A 4.23%(1),(5)	08/10/38	$100,000	$97,856
BX Trust Series 2019-OC11, Class C 3.86%(1)	12/09/41	79,000	75,077
BX Trust Series 2021-LBA, Class DV 5.59% (1 mo. USD Term SOFR + 1.964%)(1),(2)	02/15/36	29,400	29,388
BXP Trust Series 2017-GM, Class B 3.54%(1),(5)	06/13/39	100,000	98,291
Citigroup Commercial Mortgage Trust Series 2020-555, Class A 2.65%(1)	12/10/41	100,000	90,422
COMM Mortgage Trust Series 2014-UBS5, Class XA (I/O) 0.69%(5)	09/10/47	85,113	1
COMM Mortgage Trust Series 2024-277P, Class A 6.34%(1)	08/10/44	79,000	81,814
CSAIL Commercial Mortgage Trust Series 2019-C18, Class A2 2.84%	12/15/52	19,916	18,924
CSMC Trust Series 2021-B33, Class A2 3.17%(1)	10/10/43	100,000	89,455
DOLP Trust Series 2021-NYC, Class A 2.96%(1)	05/10/41	106,000	94,554
FirstKey Homes Trust Series 2021-SFR2, Class E2 2.36%(1)	09/17/38	100,000	99,283
FirstKey Homes Trust Series 2022-SFR1, Class D 5.20%(1)	05/19/39	70,000	69,495
GWT Trust Series 2024-WLF2, Class B 5.77% (1 mo. USD Term SOFR + 2.141%)(1),(2)	05/15/41	37,000	37,190
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class XA (I/O) 1.40%(5)	09/15/47	85,948	1
JPMBB Commercial Mortgage Securities Trust Series 2014-C25, Class XA (I/O) 0.54%(5)	11/15/47	233,399	949
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2, Class XB (I/O) 1.41%(1),(5)	11/15/43	425,656	16
Manhattan West Mortgage Trust Series 2020-1MW, Class B 2.41%(1),(5)	09/10/39	100,000	96,926
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class XA (I/O) 0.64%(5)	04/15/48	97,400	1
Progress Residential Trust Series 2021-SFR11, Class E2 3.53%(1)	01/17/39	80,000	75,830
SCOTT Trust Series 2023-SFS, Class A 5.91%(1)	03/10/40	110,000	111,368
SMRT Commercial Mortgage Trust Series 2022-MINI, Class B 4.98% (1 mo. USD Term SOFR + 1.350%)(1),(2)	01/15/39	33,000	32,996
SREIT Trust Series 2021-MFP2, Class C 5.11% (1 mo. USD Term SOFR + 1.485%)(1),(2)	11/15/36	100,000	99,983
SREIT Trust Series 2021-PALM, Class C 4.70% (1 mo. USD Term SOFR + 1.074%)(1),(2)	10/15/34	50,000	50,001
TCO Commercial Mortgage Trust Series 2024-DPM, Class B 5.22% (1 mo. USD Term SOFR + 1.592%)(1),(2)	12/15/39	100,000	100,124
UBS Commercial Mortgage Trust Series 2019-C17, Class AS 3.20%	10/15/52	60,000	56,053
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class XA (I/O) 0.00%(5),(6)	07/15/58	47,754	1
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class AS 4.08%(5)	12/15/59	52,000	51,579
Wells Fargo Commercial Mortgage Trust Series 2024-SVEN, Class A 6.01%(1)	06/10/37	100,000	101,265

Total Commercial Mortgage-backed Securities — Non-agency (Cost: $1,893,924)			1,839,433

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K049, Class X3 (I/O) 4.19%(5)	10/25/43	15,496	1
Federal National Mortgage Association-ACES Series 2016-M2, Class X3 (I/O) 2.04%(5)	04/25/36	34,107	2
Federal National Mortgage Association-ACES Series 2016-M4, Class X2 (I/O) 2.71%(5)	01/25/39	215,318	7,318
Government National Mortgage Association Series 2012-112 (I/O) 0.10%(5)	02/16/53	1,326,070	3,636
Government National Mortgage Association Series 2013-1 (I/O) 0.58%(5)	02/16/54	357,159	5,412
Government National Mortgage Association Series 2013-125 (I/O) 0.26%(5)	10/16/54	573,465	10,377

Total Commercial Mortgage-backed Securities — Agency (Cost: $165,432)			26,746

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 4.3%
ABFC Trust Series 2006-OPT1, Class A3D 4.24% (1 mo. USD Term SOFR + 0.594%)(2)	09/25/36	37,464	36,928
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-R11, Class M3 4.51% (1 mo. USD Term SOFR + 0.864%)(2)	01/25/36	36,366	36,030
BCMSC Trust Series 2000-A, Class A2 7.58%(5)	06/15/30	19,426	929
Bear Stearns ARM Trust Class 12A5 4.86%(5)	04/25/34	4,227	3,762
Carrington Mortgage Loan Trust Series 2006-FRE1, Class A3 3.91% (1 mo. USD Term SOFR + 0.264%)(2)	04/25/36	32,856	32,510
Carrington Mortgage Loan Trust Series 2007-HE1, Class A4 4.05% (1 mo. USD Term SOFR + 0.694%)(2)	06/25/37	85,000	81,503

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Chase Home Lending Mortgage Trust Series 2024-10, Class A4A 5.50%(1),(5)	10/25/55	$38,456	$38,426
CIM Trust Series 2021-R4, Class A1A 2.00%(1),(5)	05/01/61	36,821	34,729
Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1, Class M1 4.39% (1 mo. USD Term SOFR + 0.744%)(2)	02/25/35	26,310	25,044
Countrywide Asset-Backed Certificates Trust Series 2007-13, Class 2A1 4.66% (1 mo. USD Term SOFR + 1.014%)(2)	10/25/47	14,121	12,990
Cross Mortgage Trust Series 2024-H6, Class A1 5.13%(1),(5)	09/25/69	61,748	61,609
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA6, Class M2 5.13% (30 day USD SOFR Average + 1.500%)(1),(2)	10/25/41	34,506	34,551
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 5.43% (30 day USD SOFR Average + 1.800%)(1),(2)	01/25/44	50,000	50,366
GCAT Trust Series 2023-INV1, Class A7 6.00%(1),(5)	08/25/53	51,690	51,793
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1 4.84%(5)	09/25/35	5,320	5,112
Home Equity Asset Trust Series 2005-4, Class M6 4.46% (1 mo. USD Term SOFR + 1.194%)(2)	10/25/35	46,690	46,252
Impac CMB Trust Series 2007-A, Class A 4.26% (1 mo. USD Term SOFR + 0.614%)(1),(2)	05/25/37	49,101	48,928
IndyMac INDX Mortgage Loan Trust Series 2007-FLX3, Class A1 4.24% (1 mo. USD Term SOFR + 0.594%)(2)	06/25/37	94,558	89,792
Long Beach Mortgage Loan Trust Series 2006-1, Class 1A 4.20% (1 mo. USD Term SOFR + 0.554%)(2)	02/25/36	1,552	1,537
MFA Trust Series 2021-INV1, Class A3 1.26%(1),(5)	01/25/56	19,091	18,639
Morgan Stanley Mortgage Loan Trust Series 2004-5AR, Class 3A1 4.81%(5)	07/25/34	5,927	5,871
New Residential Mortgage Loan Trust Series 2022-NQM4, Class A1 6.00%(1)	06/25/62	68,421	68,146
OBX Trust Series 2024-HYB1, Class A1 3. 67%(1),(5)	03/25/53	54,631	54,917
OBX Trust Series 2024-NQM14, Class A1 4.94%(1)	09/25/64	54,854	54,613
OBX Trust Series 2024-NQM15, Class A1 5.32%(1)	10/25/64	58,590	58,587
Saxon Asset Securities Trust Series 2007-2, Class A2A 3.86% (1 mo. USD Term SOFR + 0.214%)(2)	05/25/47	52,054	37,578
Structured Asset Mortgage Investments II Trust Series 2004-AR1, Class 1A2 4.45% (1 mo. USD Term SOFR + 0.814%)(2)	03/19/34	685	659
Structured Asset Securities Corp. Series 2005-WF1, Class M4 4.89% (1 mo. USD Term SOFR + 1.239%)(2)	02/25/35	66,010	66,009
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC6, Class A1 4.08% (1 mo. USD Term SOFR + 0.434%)(2)	01/25/37	75,265	72,436
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 2A1 4.36% (1 mo. USD Term SOFR + 0.714%)(2)	04/25/34	7,981	7,799

Total Residential Mortgage-backed Securities — Non-agency (Cost: $1,148,975)			1,138,045

CORPORATE BONDS — 66.8%

Aerospace & Defense — 0.6%
Boeing Co. 3.63%	02/01/31	100,000	95,137
Honeywell Aerospace, Inc. 4.95%(1)	03/16/36	70,000	68,970

			164,107

Agriculture — 1.1%
Altria Group, Inc. 4.88%	02/04/28	40,000	40,196
BAT Capital Corp. (United Kingdom) 4.39%	08/15/37	95,000	86,890
Imperial Brands Finance PLC (United Kingdom) 4.50%(1)	06/30/28	35,000	34,910
Philip Morris International, Inc. 5.75%	11/17/32	60,000	62,852
Reynolds American, Inc. (United Kingdom) 5.70%	08/15/35	50,000	51,540

			276,388

Airlines — 0.6%
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA 2.00%	12/10/29	16,031	15,508
JetBlue Pass-Through Trust Series 2019-1, Class AA 2.75%	11/15/33	22,941	20,150
JetBlue Pass-Through Trust Series 2020-1, Class A 4.00%	05/15/34	22,403	21,183
United Airlines Pass-Through Trust Series 2023-1, Class A 5.80%	07/15/37	91,064	94,553

			151,394

Auto Manufacturers — 0.2%
Volkswagen Group of America Finance LLC (Germany)
5.65%(1)	03/25/32	35,000	35,501
5.80%(1)	03/27/35	20,000	20,250

			55,751

Banks — 13.1%
Bank of America Corp.
2.30% (1 day USD SOFR + 1.220%)(2)	07/21/32	442,000	390,503
2.59% (1 day USD SOFR + 2.150%)(2)	04/29/31	195,000	179,981

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
Banks (Continued)
5.47% (1 day USD SOFR + 1.650%)(2)	01/23/35		$5,000	$5,102
Bank of New York Mellon Corp. 5.83% (1 day USD SOFR Index + 2.074%)(2)	10/25/33		170,000	178,673
Citibank NA 4.85% (1 day USD SOFR + 0.910%)(2)	06/18/32		70,000	69,980
Citigroup, Inc.
2.52% (1 day USD SOFR + 1.177%)(2)	11/03/32		225,000	199,433
3.06% (1 day USD SOFR + 1.351%)(2)	01/25/33		32,000	28,994
5.33% (1 day USD SOFR + 1.465%)(2)	03/27/36		70,000	70,542
Goldman Sachs Group, Inc.
1.95% (1 day USD SOFR + 0.913%)(2)	10/21/27		50,000	49,612
2.65% (1 day USD SOFR + 1.264%)(2)	10/21/32		212,000	188,680
5.02% (1 day USD SOFR + 1.420%)(2)	10/23/35		40,000	39,298
5.09% (1 day USD SOFR + 1.340%)(2)	04/20/34		90,000	89,631
HSBC Holdings PLC (United Kingdom) 2.80% (1 day USD SOFR + 1.187%)(2)	05/24/32		155,000	140,132
JPMorgan Chase & Co.
1.95% (1 day USD SOFR + 1.065%)(2)	02/04/32		365,000	321,368
2.96% (1 day USD SOFR + 1.260%)(2)	01/25/33		135,000	122,199
4.98% (1 day USD SOFR + 0.930%)(2)	07/22/28		65,000	65,291
5.29% (1 day USD SOFR + 1.460%)(2)	07/22/35		55,000	55,595
Morgan Stanley
1.79% (1 day USD SOFR + 1.034%)(2)	02/13/32		205,000	178,401
1.93% (1 day USD SOFR + 1.020%)(2)	04/28/32		215,000	186,994
5.25% (1 day USD SOFR + 1.870%)(2)	04/21/34		25,000	25,174
5.59% (1 day USD SOFR + 1.418%)(2)	01/18/36		75,000	76,634
5.83% (1 day USD SOFR + 1.580%)(2)	04/19/35		60,000	62,293
Morgan Stanley Private Bank NA 4.73% (1 day USD SOFR + 1.080%)(2)	07/18/31		50,000	49,784
PNC Financial Services Group, Inc.
5.22% (1 day USD SOFR + 1.072%)(2)	01/29/31		150,000	152,466
5.68% (1 day USD SOFR + 1.902%)(2)	01/22/35		5,000	5,156
Santander U.K. Group Holdings PLC (United Kingdom) 2.47% (1 day USD SOFR + 1.220%)(2)	01/11/28		30,000	29,664
U.S. Bancorp
4.84% (1 day USD SOFR + 1.600%)(2)	02/01/34		140,000	138,173
5.68% (1 day USD SOFR + 1.860%)(2)	01/23/35		5,000	5,163
Wells Fargo & Co.
3.35% (1 day USD SOFR + 1.500%)(2)	03/02/33		295,000	271,217
4.84% (1 day USD SOFR + 0.970%)(2)	05/20/32		45,000	44,858
5.50% (1 day USD SOFR + 1.780%)(2)	01/23/35		25,000	25,499

				3,446,490

Beverages — 1.8%
Bacardi Ltd. 4.70%(1)	05/15/28		65,000	64,842
Becle SAB de CV (Mexico) 2.50%(1)	10/14/31		70,000	60,189
Coca-Cola Co. 4.65%	08/14/34		45,000	45,013
Constellation Brands, Inc.
2.25%	08/01/31		15,000	13,242
2.88%	05/01/30		30,000	28,050
Diageo Investment Corp. (United Kingdom) 5.63%	04/15/35		200,000	206,982
JDE Peet’s NV (Netherlands) 2.25%(1)	09/24/31		75,000	64,980

				483,298

Biotechnology — 1.0%
Amgen, Inc. 5.25%	03/02/33		110,000	111,973
Biogen, Inc. 5.75%	05/15/35		70,000	72,916
Illumina, Inc.
2.55%	03/23/31		25,000	22,572
5.75%	12/13/27		15,000	15,238
Regeneron Pharmaceuticals, Inc. 1.75%	09/15/30		20,000	17,696
Royalty Pharma PLC 1.75%	09/02/27		25,000	24,215

				264,610

Chemicals — 0.6%
Ecolab, Inc. 5.35%	06/15/36		65,000	66,153
International Flavors & Fragrances, Inc. 2.30%(1)	11/01/30		95,000	85,747
LYB International Finance III LLC 5.88%	01/15/36		15,000	15,051

				166,951

Commercial Services — 0.8%
Dalrymple Bay Finance Pty. Ltd. (Australia) 6.23%	03/24/31	AUD	40,000	28,283
Global Payments, Inc. 5.30%	08/15/29		60,000	60,398
RELX Capital, Inc. (United Kingdom) 3.00%	05/22/30		20,000	18,789
Rollins, Inc. 5.25%	02/24/35		100,000	99,981
WestConnex Finance Co. Pty. Ltd. (Australia) 6.41%	04/30/36	AUD	20,000	14,106

				221,557

Computers — 0.9%
Dell International LLC/EMC Corp.
4.50%	02/15/31		115,000	113,482
5.00%	04/01/30		70,000	70,627
Gartner, Inc. 4.95%	03/20/31		45,000	43,936

				228,045

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
Cosmetics/Personal Care — 0.1%
Kenvue, Inc. 4.90%	03/22/33		$15,000	$15,065

Diversified Financial Services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.30%	01/30/32		120,000	109,876
3.88%	01/23/28		16,000	15,816
American Express Co.
4.92% (1 day USD SOFR + 1.220%)(2)	07/20/33		50,000	49,996
6.49% (1 day USD SOFR + 1.940%)(2)	10/30/31		100,000	106,701
Avolon Holdings Funding Ltd. (Ireland)
2.53%(1)	11/18/27		21,000	20,395
2.75%(1)	02/21/28		10,000	9,693
Blackrock, Inc. 3.75%	07/18/35	EUR	100,000	115,996
Capital One Financial Corp. 6.70%	11/29/32		15,000	16,301
Intercontinental Exchange, Inc. 1.85%	09/15/32		30,000	25,305
LSEG U.S. Fin Corp. 5.25%(1)	03/23/36		40,000	39,830
Mastercard, Inc. 4.55%	01/15/35		80,000	77,984
Sumisho Air Lease Corp.
3.63%	12/01/27		26,000	25,640
4.63%	10/01/28		30,000	29,896

				643,429

Electric — 6.8%
Alliant Energy Corp. 5.75% (5 yr. CMT + 2.077%)(2)	04/01/56		85,000	84,086
Alliant Energy Finance LLC 5.95%(1)	03/30/29		35,000	35,998
Ameren Corp. 3.50%	01/15/31		50,000	47,399
American Electric Power Co., Inc. 5.80% (5 yr. CMT + 2.128%)(2)	03/15/56		95,000	94,494
Appalachian Power Co. 3.30%	06/01/27		20,000	19,783
Arizona Public Service Co. 6.35%	12/15/32		100,000	106,654
Ausgrid Finance Pty. Ltd. (Australia) 5.95%(7)	12/10/35	AUD	20,000	13,808
Berkshire Hathaway Energy Co. 1.65%	05/15/31		25,000	21,659
Black Hills Corp. 4.35%	05/01/33		36,000	34,309
CenterPoint Energy, Inc. 5.95% (5 yr. CMT + 2.223%)(2)	04/01/56		70,000	69,936
Commonwealth Edison Co. 6.45%	01/15/38		20,000	22,025
Dominion Energy, Inc. 6.20% (5 yr. CMT + 2.006%)(2)	02/15/56		70,000	70,278
Duke Energy Corp. 2.55%	06/15/31		35,000	31,569
Duke Energy Florida LLC 5.88%	11/15/33		45,000	47,494
Entergy Corp. 6.10% (5 yr. CMT + 2.013%)(2)	06/15/56		30,000	30,078
Eurogrid GmbH (Germany) 1.11%(7)	05/15/32	EUR	100,000	100,176
Evergy Missouri West, Inc. 5.65%(1)	06/01/34		50,000	50,947
Eversource Energy
4.60%	07/01/27		30,000	30,022
5.13%	05/15/33		70,000	70,061
Exelon Corp. 5.30%	03/15/33		35,000	35,628
FirstEnergy Transmission LLC 4.55%	01/15/30		25,000	24,822
Florida Power & Light Co. 5.30%	06/15/34		205,000	209,166
ITC Holdings Corp. 4.95%(1)	09/22/27		20,000	20,057
Jersey Central Power & Light Co. 2.75%(1)	03/01/32		90,000	80,580
Narragansett Electric Co. 3.40%(1)	04/09/30		35,000	33,445
Oklahoma Gas & Electric Co. 5.40%	01/15/33		15,000	15,401
Oncor Electric Delivery Co. LLC 5.35%	04/01/35		200,000	203,576
Southern Co. 6.00% (5 yr. CMT + 1.993%)(2)	04/01/58		50,000	50,138
Southwestern Electric Power Co.
4.10%	09/15/28		15,000	14,830
5.30%	04/01/33		105,000	106,398
Xcel Energy, Inc. 3.40%	06/01/30		10,000	9,509

				1,784,326

Electronics — 0.9%
Amphenol Corp.
3.38%	05/12/29	EUR	100,000	115,079
4.63%	02/15/36		40,000	38,641
Fortive Corp. 5.25%	05/15/36		50,000	49,847
Hubbell, Inc. 4.80%	11/15/35		40,000	38,896

Total Electronics (Cost: $245,466)				242,463

Entertainment — 0.3%
Flutter Treasury DAC (Ireland) 5.88%(1)	06/04/31		65,000	64,793

Environmental Control — 0.0%
Republic Services, Inc. 2.90%	07/01/26		5,000	5,000

Food — 0.6%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.75%	12/01/31		32,000	29,920
6.75%	03/15/34		5,000	5,448
Mars, Inc. 5.20%(1)	03/01/35		30,000	30,131
Pilgrim’s Pride Corp. 3.50%	03/01/32		60,000	54,640
Smithfield Foods, Inc. 2.63%(1)	09/13/31		40,000	35,333

				155,472

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
Forest Products & Paper — 0.1%
Georgia-Pacific LLC 2.30%(1)	04/30/30		$20,000	$18,393

Gas — 2.4%
Boston Gas Co. 3.76%(1)	03/16/32		25,000	23,363
CenterPoint Energy Resources Corp. 5.40%	03/01/33		130,000	132,639
East Ohio Gas Co. 2.00%(1)	06/15/30		15,000	13,499
KeySpan Gas East Corp. 5.99%(1)	03/06/33		85,000	88,622
NiSource, Inc.
5.40%	06/30/33		75,000	77,047
5.75% (5 yr. CMT + 2.035%)(2)	07/15/56		40,000	39,975
Northwest Natural Holding Co. 7.00% (5 yr. CMT + 2.701%)(2)	09/15/55		55,000	57,129
Piedmont Natural Gas Co., Inc.
2.50%	03/15/31		10,000	9,048
5.40%	06/15/33		65,000	66,541
Southern Co. Gas Capital Corp.
4.95%	09/15/34		5,000	4,942
5.15%	09/15/32		20,000	20,269
5.75%	09/15/33		102,000	106,165

				639,239

Health Care-Products — 3.0%
Abbott Laboratories 4.65%	03/15/36		105,000	101,979
Alcon Finance Corp. 2.75%(1)	09/23/26		40,000	39,849
Augusta SpinCo Corp. 5.25%	03/23/36		40,000	40,069
Baxter International, Inc. 3.95%	04/01/30		10,000	9,668
Dentsply Sirona, Inc. 3.25%	06/01/30		35,000	32,382
GE HealthCare Technologies, Inc. 4.80%	08/14/29		65,000	65,334
Medline Borrower LP 3.88%(1)	04/01/29		135,000	131,121
Revvity, Inc. 2.55%	03/15/31		35,000	31,505
Smith & Nephew PLC (United Kingdom) 2.03%	10/14/30		30,000	26,665
STERIS Irish FinCo UnLtd Co. 2.70%	03/15/31		30,000	27,288
Stryker Corp. 3.38%	09/11/32	EUR	100,000	114,169
Thermo Fisher Scientific, Inc.
4.90%	02/12/36		95,000	93,874
5.09%	08/10/33		34,000	34,446
VSP Optical Group, Inc. 5.45%(1)	12/01/35		50,000	49,722

				798,071

Health Care-Services — 3.0%
Cigna Group 2.40%	03/15/30		105,000	97,007
Elevance Health, Inc.
5.00%	01/15/36		25,000	24,531
5.20%	02/15/35		45,000	45,104
5.50%	10/15/32		60,000	61,638
Fresenius Medical Care U.S. Finance III, Inc. (Germany) 1.88%(1)	12/01/26		20,000	19,775
HCA, Inc.
3.63%	03/15/32		75,000	69,837
4.13%	06/15/29		65,000	64,033
Health Care Service Corp. A Mutual Legal Reserve Co. 5.45%(1)	06/15/34		45,000	45,229
Humana, Inc.
3.70%	03/23/29		10,000	9,747
5.38%	04/15/31		150,000	152,091
IQVIA, Inc. 6.25%	02/01/29		35,000	36,195
Premier Health Partners 2.91%	11/15/26		15,000	14,897
Providence St. Joseph Health Obligated Group 2.75%	10/01/26		20,000	19,913
UnitedHealth Group, Inc. 5.15%	07/15/34		105,000	106,005
Universal Health Services, Inc. 1.65%	09/01/26		35,000	34,882

				800,884

Household Products/Wares — 0.3%
Church & Dwight Co., Inc. 5.60%	11/15/32		20,000	20,907
Clorox Co. 5.25%	05/15/36		55,000	54,829

				75,736

Insurance — 2.9%
Aon Corp. 2.80%	05/15/30		40,000	37,252
Brown & Brown, Inc. 4.20%	03/17/32		30,000	28,505
Equitable Financial Life Global Funding 1.30%(1)	07/12/26		25,000	24,981
Farmers Exchange Capital 7.05%(1)	07/15/28		20,000	20,856
Farmers Insurance Exchange 4.75% (3 mo. USD LIBOR + 3.231%)(1),(2)	11/01/57		65,000	55,882
Marsh & McLennan Cos., Inc.
2.25%	11/15/30		30,000	27,160
4.95%	03/15/36		40,000	39,350
Mercury General Corp. 6.25%	06/15/36		55,000	56,003
Metropolitan Life Global Funding I 2.95%(1)	04/09/30		180,000	169,229
MMI Capital Trust I 7.63%	12/15/27		50,000	51,953
New York Life Global Funding 5.00%(1)	01/09/34		115,000	114,974
New York Life Insurance Co. 5.88%(1)	05/15/33		65,000	67,803
NLG Global Funding 4.35%(1)	09/15/30		55,000	53,806
Willis North America, Inc. 5.35%	05/15/33		25,000	25,332

				773,086

Internet — 2.8%
Airbnb, Inc. 5.25%	03/16/36		70,000	69,763

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
Internet (Continued)
Alphabet, Inc.
4.70%	11/15/35		$75,000	$73,474
4.80%	02/15/36		65,000	63,889
Amazon.com, Inc. 4.88%	03/13/36		125,000	123,061
AppLovin Corp. 5.50%	12/01/34		70,000	70,587
Expedia Group, Inc. 5.50%	04/15/36		65,000	64,387
Meta Platforms, Inc.
4.88%	11/15/35		190,000	184,938
5.25%	05/15/36		80,000	79,465

				729,564

Leisure Time — 0.3%
Royal Caribbean Cruises Ltd. 5.38%	01/15/36		65,000	64,540

Lodging — 0.6%
Choice Hotels International, Inc. 5.85%	08/01/34		40,000	40,689
Hyatt Hotels Corp. 5.05%	03/30/28		70,000	70,438
Las Vegas Sands Corp. 6.00%	06/14/30		55,000	56,560

Total Lodging (Cost: $164,471)				167,687

Machinery-Construction & Mining — 0.2%
GE Vernova, Inc. 4.88%	02/04/36		40,000	39,378

Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%	04/01/31		185,000	164,946
4.80%	03/01/50		35,000	26,113
Comcast Corp. 1.95%	01/15/31		10,000	8,820
Fox Corp. 6.50%	10/13/33		65,000	69,182

				269,061

Miscellaneous Manufacturers — 0.2%
Dyno Nobel Ltd. (Australia) 5.40%	11/08/32	AUD	60,000	40,551

Oil & Gas — 0.2%
Aker BP ASA (Norway) 3.10%(1)	07/15/31		67,000	61,278

Packaging & Containers — 1.7%
Amcor Finance USA, Inc. 5.63%	05/26/33		55,000	56,620
AptarGroup, Inc. 4.75%	03/30/31		65,000	64,410
Berry Global, Inc.
1.65%	01/15/27		20,000	19,699
5.65%	01/15/34		85,000	87,049
Smurfit Kappa Treasury ULC (Ireland) 5.44%	04/03/34		200,000	202,910
Sonoco Products Co. 3.13%	05/01/30		25,000	23,508

				454,196

Pharmaceuticals — 2.9%
AbbVie, Inc. 5.20%	03/15/35		95,000	96,565
Bayer U.S. Finance II LLC (Germany)
4.38%(1)	12/15/28		25,000	24,742
6.50%(1)	11/21/33		35,000	37,626
Becton Dickinson & Co. 3.70%	06/06/27		20,000	19,870
Bristol-Myers Squibb Co. 5.20%	02/22/34		30,000	30,610
CVS Health Corp.
3.25%	08/15/29		40,000	38,309
5.30%	06/01/33		150,000	152,105
Elanco Animal Health, Inc. 6.40%	08/28/28		15,000	15,415
Eli Lilly & Co. 4.90%	10/15/35		75,000	74,877
EMD Finance LLC (Germany) 5.00%(1)	10/15/35		80,000	78,589
Merck & Co., Inc. 5.20%	05/22/36		90,000	91,157
Novartis Capital Corp.
4.60%	03/18/33		15,000	14,863
4.90%	03/18/36		65,000	64,631
Pfizer Investment Enterprises Pte. Ltd. 4.75%	05/19/33		35,000	34,676

				774,035

Pipelines — 0.4%
Pipeline Funding Co. LLC 7.50%(1)	01/15/30		15,288	15,545
Southern Natural Gas Co. LLC 4.80%(1)	03/15/47		30,000	26,008
TransCanada PipeLines Ltd. (Canada)
4.63%	03/01/34		30,000	29,010
5.60%	03/31/34		35,000	35,836

				106,399

Real Estate — 0.1%
Vonovia SE (Germany) 5.72%(7)	09/03/35	AUD	40,000	26,553

REIT — 3.9%
American Assets Trust LP 3.38%	02/01/31		25,000	22,861
American Homes 4 Rent LP 2.38%	07/15/31		30,000	26,544
American Tower Corp.
2.30%	09/15/31		148,000	130,601
2.90%	01/15/30		15,000	14,098
Crown Castle, Inc.
2.25%	01/15/31		120,000	106,897
3.30%	07/01/30		25,000	23,563
CubeSmart LP 4.38%	02/15/29		15,000	14,882
Digital Realty Trust LP 3.60%	07/01/29		10,000	9,694
DOC Dr. LLC (REIT) 4.30%	03/15/27		26,000	25,965
Equinix, Inc. 2.50%	05/15/31		35,000	31,363
Essex Portfolio LP
2.65%	03/15/32		10,000	8,876
5.50%	04/01/34		35,000	35,717
Extra Space Storage LP 2.20%	10/15/30		40,000	35,900

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
REIT (Continued)
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/30		$2,000	$1,923
5.30%	01/15/29		20,000	20,104
5.63%	03/01/36		40,000	39,156
Healthcare Realty Holdings LP 3.10%	02/15/30		15,000	14,121
Host Hotels & Resorts LP
3.50%	09/15/30		30,000	28,378
5.70%	06/15/32		40,000	41,182
Hudson Pacific Properties LP 3.95%	11/01/27		25,000	24,379
Invitation Homes Operating Partnership LP 5.50%	08/15/33		20,000	20,372
Kilroy Realty LP (REIT) 3.05%	02/15/30		5,000	4,617
LXP Industrial Trust
2.38%	10/01/31		25,000	21,864
2.70%	09/15/30		25,000	22,772
NNN REIT, Inc. 5.60%	10/15/33		40,000	41,151
Phillips Edison Grocery Center Operating Partnership I LP (REIT) 4.75%	03/15/33		35,000	34,321
Piedmont Operating Partnership LP 2.75%	04/01/32		35,000	29,981
Realty Income Corp. 5.13%	04/15/35		25,000	25,004
Rexford Industrial Realty LP 2.15%	09/01/31		30,000	26,102
UDR, Inc. (REIT) 4.40%	01/26/29		10,000	9,946
VICI Properties LP 5.13%	05/15/32		52,000	51,590
Weyerhaeuser Co. 3.38%	03/09/33		15,000	13,584
WP Carey, Inc. 4.65%	07/15/30		75,000	74,518

				1,032,026

Retail — 0.3%
AutoNation, Inc. 3.85%	03/01/32		25,000	23,330
AutoZone, Inc. 5.13%	06/15/30		40,000	40,531
Starbucks Corp. 2.55%	11/15/30		20,000	18,328

				82,189

Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom) 1.50%(1)	10/13/26		25,000	24,814

Semiconductors — 1.1%
Broadcom, Inc. 3.42%	04/15/33		20,000	18,235
Foundry JV Holdco LLC 5.50%(1)	01/25/31		55,000	56,280
Intel Corp. 2.00%	08/12/31		85,000	74,124
Micron Technology, Inc. 2.70%	04/15/32		15,000	13,447
NVIDIA Corp. 4.95%	06/15/36		130,000	128,903

				290,989

Software — 3.9%
Atlassian Corp. 5.50%	05/15/34		105,000	103,589
Cadence Design Systems, Inc. 4.70%	09/10/34		110,000	107,715
Constellation Software, Inc. (Canada) 5.46%(1)	02/16/34		100,000	98,131
Fiserv, Inc.
2.65%	06/01/30		20,000	18,295
5.25%	08/11/35		75,000	73,114
5.63%	08/21/33		30,000	30,347
Open Text Corp. (Canada) 6.90%(1)	12/01/27		72,000	73,645
Oracle Corp.
4.70%	09/27/34		75,000	68,759
5.70%	02/04/36		35,000	33,947
6.25%	11/09/32		90,000	92,527
Paychex, Inc. 5.60%	04/15/35		140,000	141,436
Salesforce, Inc. 5.55%	03/15/36		50,000	49,874
ServiceNow, Inc. 5.40%	05/15/36		60,000	59,962
Synopsys, Inc. 5.15%	04/01/35		30,000	29,860
Take-Two Interactive Software, Inc. 4.00%	04/14/32		50,000	47,698

				1,028,899

Telecommunications — 2.7%
AT&T, Inc. 5.25%	10/30/36		75,000	73,606
Cisco Systems, Inc. 5.05%	02/26/34		90,000	90,805
Road Michigan Property Owner I LLC 7.50%(1)	03/30/45		55,000	54,945
Sprint Capital Corp. 8.75%	03/15/32		85,000	100,169
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%(1)	09/20/29		113,750	114,140
T-Mobile USA, Inc.
2.55%	02/15/31		179,000	162,403
3.50%	04/15/31		60,000	56,659
5.05%	07/15/33		55,000	54,918

				707,645

Toys/Games/Hobbies — 0.2%
Mattel, Inc. 5.00%	11/17/30		60,000	59,807

Transportation — 0.6%
Aurizon Network Pty. Ltd. (Australia) 2.90%(7)	09/02/30	AUD	40,000	24,888
Canadian National Railway Co. 4.95%	05/12/36		65,000	64,642
Norfolk Southern Corp. 3.00%	03/15/32		15,000	13,728
Pacific National Finance Pty. Ltd. (Australia) 3.70%	09/24/29	AUD	30,000	19,282
Union Pacific Corp. 2.38%	05/20/31		10,000	9,033

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
Transportation (Continued)
2.89%	04/06/36		$20,000	$16,846

Total Transportation (Cost: $151,563)				148,419

Total Corporate Bonds (Cost: $17,507,747)				17,582,578

MUNICIPAL BONDS — 0.1%
Santa Monica Community College District, General Obligation Unlimited 2.05%	08/01/33		20,000	16,740

Total Municipal Bonds (Cost: $20,000)				16,740

FOREIGN GOVERNMENT BONDS — 0.6%
New South Wales Treasury Corp. 5.25%(7)	02/24/38	AUD	105,000	71,206
Queensland Treasury Corp. 5.25%(1),(7)	08/13/38	AUD	115,000	77,491
Treasury Corp. of Victoria 2.00%	11/20/37	AUD	35,000	17,015

Total Foreign Government Bonds (Cost: $160,510)				165,712

U.S. TREASURY SECURITIES —12.7%
U.S. Treasury Notes
4.00%	05/31/28		505,000	503,580
4.13%	06/30/28		1,175,000	1,174,449
4.13%	06/15/29		180,000	179,853
4.13%	05/31/31		675,000	672,653
4.13%	06/30/31		665,000	662,688
4.38%	05/15/36		140,000	139,289

Total U.S. Treasury Securities (Cost: $3,333,453)				3,332,512

Total Fixed Income Securities (Cost: $28,117,190)				27,948,923

CONVERTIBLE SECURITIES — 0.0%

CONVERTIBLE CORPORATE BONDS — 0.0%

Commercial Services — 0.0%
Worldline SA (France) 0.00%(6),(7)	07/30/26	EUR	3,764	4,421

Total Convertible Corporate Bonds (Cost: $4,113)				4,421

Security		Shares		Value
MONEY MARKET INVESTMENTS—1.7%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.58%(8)			46,056	46,056
TCW Central Cash Fund, 3.64%(8),(9)			403,446	403,446

Total Money Market Investments (Cost: $449,502)				449,502

PURCHASED OPTIONS(10) (0.0%) (Cost: $7,529)				6,340

Total Investments (107.9%) (Cost: $28,578,334)				28,409,186
Liabilities In Excess Of Other Assets (-7.9%)				(2,081,995)

Net Assets (100.0%)				$26,327,191

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

FUTURES CONTRACTS
Number of Contracts	Type	Expiration Date	Notional Contract Value	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
38	2-Year U.S. Treasury Note Futures	09/30/26	$7,837,323	$7,833,047	$(4,276)

			$7,837,323	$7,833,047	$(4,276)

Short Futures
3	10-Year Australian Bond Futures	09/15/26	$(225,055)	$(228,245)	$(3,190)
17	10-Year U.S. Treasury Note Futures	09/21/26	(1,882,074)	(1,911,969)	(29,895)
5	3-Year Australian Bond Futures	09/15/26	(360,478)	(362,314)	(1,836)
4	5-Year U.S. Treasury Note Futures	09/30/26	(427,157)	(428,188)	(1,031)
1	Euro-Bobl Futures	09/08/26	(130,998)	(131,914)	(916)
2	Euro-Bund Futures	09/08/26	(287,423)	(291,176)	(3,753)
3	U.S. Ultra Long Bond Futures	09/21/26	(333,252)	(348,469)	(15,217)

			$(3,646,437)	$(3,702,275)	$(55,838)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (11)
JP Morgan Chase Bank	AUD	10,306	09/11/26	$7,098	$7,131	$(33)
Goldman Sachs & Co.	AUD	483,518	09/11/26	332,889	334,558	(1,669)
Citibank N.A.	EUR	391,522	09/11/26	447,191	448,949	(1,758)

				$787,178	$790,638	$(3,460)

SWAPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Purchased Swaptions — OTC
2-Year Interest Rate Swap	Bank Of America N A	4.21	08/18/26	1,430,000	1,430,000	$1,624	$2,927	$(1,303)
2-Year Interest Rate Swap	Bank Of America N A	4.31	09/08/26	1,430,000	1,430,000	1,583	2,817	(1,234)
5-Year Interest Rate Swap	Barclays Capital	4.06	10/19/26	595,000	595,000	3,133	1,785	1,348

Total Swaptions						$6,340	$7,529	$(1,189)

Written Swaptions — OTC
2-Year Interest Rate Swap	Bank Of America N A	3.33	12/07/26	(2,860,000)	(2,860,000)	(3,051)	(3,220)	169

Total Swaptions						$(3,051)	$(3,220)	$169

Notes to the Schedule of Investments:

ACES	Alternative Credit Enhancement Securities.
AUD	Australian Dollar.
CLO	Collateralized Loan Obligation.
CMT	Constant Maturity Treasury Index.
EUR	Euro Currency.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
STRIPS	Separate Trading of Registered Interest and Principal Securities.

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

TBA	To Be Announced.
USD	United States Dollar.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At June 30, 2026, the value of these securities amounted to $5,068,222 or 19.3% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at June 30, 2026.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(4)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(5)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Security is not accruing interest.
(7)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At June 30, 2026, the value of these securities amounted to $318,543 or 1.2% of net assets.
(8)	Rate disclosed is the 7-day net yield as of June 30, 2026.
(9)	Affiliated issuer.
(10)	See options table for description of purchased options.
(11)	Fund sells foreign currency, buys USD.

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Continued)	June 30, 2026

The summary of the TCW MetWest Investment Grade Credit Fund transactions in the affiliated funds for the period ended June 30, 2026 is as follows:

Name of Affiliated Fund	Value at March 31, 2026	Purchases at Cost	Proceeds from Sales	Number of Shares Held June 30, 2026	Value at June 30, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$893,446	$8,210,000	$8,700,000	403,446	$403,446	$10,971	$—	$—	$—

Total					$403,446	$10,971	$—	$—	$—

TCW MetWest Investment Grade Credit Fund

Fair Valuation Summary (Unaudited)	June 30, 2026

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$17,582,578	$—	$17,582,578
Residential Mortgage-Backed Securities—Agency	—	3,456,138	—	3,456,138
U.S. Treasury Securities	—	3,332,512	—	3,332,512
Commercial Mortgage-Backed Securities—Non-Agency	—	1,839,433	—	1,839,433
Residential Mortgage-Backed Securities—Non-Agency	—	1,138,045	—	1,138,045
Asset-Backed Securities	—	365,159	25,860	391,019
Foreign Government Bonds	—	165,712	—	165,712
Commercial Mortgage-Backed Securities—Agency	—	26,746	—	26,746
Municipal Bonds	—	16,740	—	16,740

Total Fixed Income Securities	—	27,923,063	25,860	27,948,923

Convertible Securities
Convertible Corporate Bonds	—	4,421	—	4,421
Equity Securities
Money Market Investments	449,502	—	—	449,502
Swaptions
Purchased Swaptions—OTC	—	6,340	—	6,340

Total Investments	$449,502	$27,933,824	$25,860	$28,409,186

Asset Derivatives
Liability Derivatives
Futures Contracts
Interest Rate Risk	$(60,114)	$—	$—	$(60,114)
Forward Currency Contracts
Foreign Currency Risk	—	(3,460)	—	(3,460)
Written Swaptions
Interest Rate Risk	—	(3,051)	—	(3,051)

Total	$(60,114)	$(6,511)	$—	$(66,625)

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 107.7% of Net Assets
ASSET-BACKED SECURITIES — 16.3%
321 Henderson Receivables I LLC Series 2007-1A, Class A1 3.94% (1 mo. USD Term SOFR + 0.314%)(1),(2)	03/15/42	$1,456,345	$1,394,742
522 Funding CLO Ltd. Series 2020-6A, Class A1R2 4.87% (3 mo. USD Term SOFR + 1.200%)(1),(2)	10/23/34	4,550,000	4,553,590
Access Group, Inc. Series 2015-1, Class A 4.44% (30 day USD SOFR Average + 0.814%)(1),(2)	07/25/56	497,664	495,260
AGL CLO 13 Ltd. Series 2021-13A, Class A1R 4.78% (3 mo. USD Term SOFR + 1.100%)(1),(2)	10/20/34	2,450,000	2,450,919
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.94%(1)	08/15/46	1,600,000	1,594,823
Aligned Data Centers Issuer LLC Series 2022-1A, Class A2 6.35%(1)	10/15/47	1,785,000	1,785,681
Aligned Data Centers Issuer LLC Series 2023-1A, Class A2 6.00%(1)	08/17/48	1,765,000	1,766,929
AMMC CLO 24 Ltd. Series 2021-24A, Class AR 4.88% (3 mo. USD Term SOFR + 1.200%)(1),(2)	01/20/35	3,000,000	3,001,422
Avis Budget Rental Car Funding AESOP LLC Series 2024-2A, Class C 6.01%(1)	10/20/28	1,585,000	1,598,757
Bain Capital Credit CLO Ltd. Class ARR 4.83% (3 mo. USD Term SOFR + 1.150%)(1),(2)	04/20/34	4,600,000	4,601,569
Bain Capital Credit CLO Ltd. Series 2021-3A, Class AR 4.73% (3 mo. USD Term SOFR + 1.060%)(1),(2)	07/24/34	4,500,000	4,500,621
Barings CLO Ltd. Series 2021-3A, Class AR 4.81% (3 mo. USD Term SOFR + 1.130%)(1),(2)	01/18/35	4,500,000	4,503,317
BlueMountain CLO XXX Ltd. Series 2020-30A, Class AR2 4.82% (3 mo. USD Term SOFR + 1.150%)(1),(2)	04/15/35	2,500,000	2,500,648
Capital Automotive REIT Series 2024-2A, Class A2 5.25%(1)	05/15/54	1,712,083	1,695,840
Capital Street Master Trust Series 2025-1, Class B 5.09% (30 day USD SOFR Average + 1.500%)(1),(2)	08/16/29	1,525,000	1,528,235
CARS-DB5 LP Class A1 1.44%(1)	08/15/51	1,893,775	1,886,161
Cedar Funding VI CLO Ltd. Series 2016-6A, Class AR3 4.77% (3 mo. USD Term SOFR + 1.090%)(1),(2)	04/20/34	4,500,000	4,503,074
CIFC Funding Ltd. Series 2022-2A, Class A1R 4.65% (3 mo. USD Term SOFR + 0.970%)(1),(2)	04/19/35	4,500,000	4,490,055
CIFC Funding Ltd. Series 2022-4A, Class AR 4.77% (3 mo. USD Term SOFR + 1.090%)(1),(2)	07/16/35	1,775,000	1,776,303
CLI Funding VI LLC Series 2020-1A, Class A 2.08%(1)	09/18/45	317,070	297,306
Diamond Infrastructure Funding LLC Series 2021-1A, Class A 1.76%(1)	04/15/49	4,800,000	4,725,396
Diamond Issuer LLC Series 2021-1A, Class A 2.31%(1)	11/20/51	1,251,000	1,219,500
Dryden 40 Senior Loan Fund Series 2015-40A, Class AR2 4.80% (3 mo. USD Term SOFR + 1.150%)(1),(2)	08/15/31	673,842	674,402
Dryden 86 CLO Ltd. Series 2020-86A, Class A1R2 4.81% (3 mo. USD Term SOFR + 1.130%)(1),(2)	07/17/34	4,500,000	4,504,729
Elmwood CLO 15 Ltd. Series 2022-2A, Class A1R 4.81% (3 mo. USD Term SOFR + 1.150%)(1),(2)	04/22/35	4,400,000	4,401,320
FHF Issuer Trust Series 2024-3A, Class A2 4.94%(1)	11/15/30	1,234,830	1,230,559
Global SC Finance VII SRL Series 2020-2A, Class A 2.26%(1)	11/19/40	1,908,429	1,834,540
Goal Capital Funding Trust Series 2006-1, Class B 5.30% (3 mo. USD LIBOR + 0.450%)(2)	08/25/42	719,670	700,637
Hotwire Funding LLC Series 2024-1A, Class A2 5.89%(1)	06/20/54	1,915,000	1,933,870
HPS Loan Management Ltd. Series 2021-16A, Class A1R 4.78% (3 mo. USD Term SOFR + 1.110%)(1),(2)	01/23/35	4,000,000	4,001,200
HTS Fund II LLC Series 2025-1, Class A 5.35%(1)	06/23/45	1,535,000	1,534,678
Invesco CLO Ltd. Series 2021-2A, Class AR 4.77% (3 mo. USD Term SOFR + 1.100%)(1),(2)	07/15/34	4,000,000	4,003,860
JGWPT XXX LLC Series 2013-3A, Class A 4.08%(1)	01/17/73	2,043,369	1,935,496
KKR CLO 33 Ltd. Series 33A, Class AR 4.76% (3 mo. USD Term SOFR + 1.080%)(1),(2)	07/20/34	4,200,000	4,200,638
LCM 29 Ltd. Series 29A, Class AR 5.00% (3 mo. USD Term SOFR + 1.332%)(1),(2)	04/15/31	158,526	158,605
LCM 33 Ltd. Series 33A, Class AR 4.86% (3 mo. USD Term SOFR + 1.180%)(1),(2)	07/20/34	5,000,000	5,000,755
LCM 37 Ltd. Series 37A, Class A1R 4.73% (3 mo. USD Term SOFR + 1.060%)(1),(2)	04/15/34	1,682,364	1,682,784
Navient Private Education Refi Loan Trust Series 2021-CA, Class A 1.06%(1)	10/15/69	487,477	442,390
Navient Private Education Refi Loan Trust Series 2021-FA, Class A 1.11%(1)	02/18/70	2,590,672	2,288,520

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
Nelnet Student Loan Trust Series 2013-1A, Class A 4.34% (30 day USD SOFR Average + 0.714%)(1),(2)	06/25/41	$689,617	$686,893
Neuberger Berman CLO XVI-S Ltd. Series 2017-16SA, Class XR2 4.62% (3 mo. USD Term SOFR + 0.950%)(1),(2)	04/15/39	1,500,000	1,503,309
Octagon Investment Partners 41 Ltd. Series 2019-2A, Class A1R2 4.76% (3 mo. USD Term SOFR + 1.090%)(1),(2)	10/15/33	5,310,000	5,313,563
Octagon Investment Partners 45 Ltd. Series 2019-1A, Class A1RR 4.82% (3 mo. USD Term SOFR + 1.150%)(1),(2)	04/15/35	4,500,000	4,504,604
Palmer Square Loan Funding Ltd. Class A2R 4.80% (3 mo. USD Term SOFR + 1.150%)(1),(2)	08/08/32	2,270,000	2,268,690
Park Avenue Institutional Advisers CLO Ltd. Series 2021-2A, Class A1R 4.72% (3 mo. USD Term SOFR + 1.050%)(1),(2)	07/15/34	4,300,000	4,302,064
Rockford Tower CLO Ltd. Series 2018-1A, Class A 5.00% (3 mo. USD Term SOFR + 1.362%)(1),(2)	05/20/31	24,725	24,736
Rockford Tower CLO Ltd. Series 2019-1A, Class AR2 4.78% (3 mo. USD Term SOFR + 1.100%)(1),(2)	04/20/34	4,400,000	4,401,113
Rockford Tower CLO Ltd. Series 2019-2A, Class AR2 4.77% (3 mo. USD Term SOFR + 1.130%)(1),(2)	08/20/32	1,171,034	1,171,727
Skyline Aviation, Inc. Class A 3.23%(3)	07/03/38	4,659,387	4,396,225
SLM Student Loan Trust Series 2008-4, Class A4 5.58% (90 day USD SOFR Average + 1.912%)(2)	07/25/22	933,117	932,791
SLM Student Loan Trust Series 2008-6, Class A4 5.03% (90 day USD SOFR Average + 1.362%)(2)	07/25/23	559,091	553,932
SLM Student Loan Trust Series 2012-2, Class A 4.44% (30 day USD SOFR Average + 0.814%)(2)	01/25/29	1,077,802	1,059,543
SLM Student Loan Trust Series 2014-1, Class A3 4.34% (30 day USD SOFR Average + 0.714%)(2)	02/26/29	1,958,996	1,911,312
Stack Infrastructure Issuer LLC Series 2023-3A, Class A2 5.90%(1)	10/25/48	2,215,000	2,220,988
Store Master Funding I-VII & XIV Series 2019-1, Class A3 3.32%(1)	11/20/49	971,919	964,133
TCI-Symphony CLO Ltd. Series 2016-1A, Class AR2 4.95% (3 mo. USD Term SOFR + 1.282%)(1),(2)	10/13/32	588,431	588,625
Trestles CLO V Ltd. Series 2021-5A, Class A1R 4.93% (3 mo. USD Term SOFR + 1.250%)(1),(2)	10/20/34	2,500,000	2,500,125
Vantage Data Centers Issuer LLC Series 2021-1A, Class A2 2.17%(1)	10/15/46	1,355,000	1,344,938
Vantage Data Centers LLC Series 2020-2A, Class A2 1.99%(1)	09/15/45	1,445,000	1,386,408
VB-S1 Issuer LLC Series 2022-1A, Class C2I 3.16%(1)	02/15/52	1,970,000	1,930,882

Total Asset-backed Securities (Cost: $141,470,819)			141,365,732

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 21.1%
Federal Home Loan Mortgage Corp., Pool #SD8286 4.00%	01/01/53	2,849,817	2,675,427
Federal Home Loan Mortgage Corp., Pool #C46104 6.50%	09/01/29	440	444
Federal Home Loan Mortgage Corp., Pool #A45796 7.00%	01/01/33	286	289
Federal Home Loan Mortgage Corp. REMICS Series 2174, Class PN (PAC) 6.00%	07/15/29	61,226	62,140
Federal Home Loan Mortgage Corp. REMICS Series 2454, Class FQ 4.71% (30 day USD SOFR Average + 1.114%)(2)	06/15/31	1,126	1,137
Federal Home Loan Mortgage Corp. REMICS Series 2733, Class FB (PAC) 4.31% (30 day USD SOFR Average + 0.714%)(2)	10/15/33	585,906	589,211
Federal Home Loan Mortgage Corp. REMICS Series 3294, Class CB 5.50%	03/15/37	125,800	128,830
Federal Home Loan Mortgage Corp. REMICS Series 3300, Class FA 4.01% (30 day USD SOFR Average + 0.414%)(2)	08/15/35	197,529	194,843
Federal Home Loan Mortgage Corp. REMICS Series 3325, Class NF 4.01% (30 day USD SOFR Average + 0.414%)(2)	08/15/35	509,398	506,764
Federal Home Loan Mortgage Corp. REMICS Series 3524, Class FC 4.65% (30 day USD SOFR Average + 1.054%)(2)	06/15/38	147,706	148,985
Federal Home Loan Mortgage Corp. REMICS Series 3531, Class FM 4.61% (30 day USD SOFR Average + 1.014%)(2)	05/15/39	83,676	84,284
Federal Home Loan Mortgage Corp. REMICS Series 4959, Class JF 4.19% (30 day USD SOFR Average + 0.564%)(2)	03/25/50	3,748,753	3,692,646
Federal Home Loan Mortgage Corp. STRIPS Series 240, Class F30 4.01% (30 day USD SOFR Average + 0.414%)(2)	07/15/36	615,507	610,640

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Federal Home Loan Mortgage Corp. STRIPS Series 263, Class F5 4.21% (30 day USD SOFR Average + 0.614%)(2)	06/15/42	$807,682	$806,277
Federal Home Loan Mortgage Corp. STRIPS Series 319, Class F2 4.21% (30 day USD SOFR Average + 0.614%)(2)	11/15/43	3,579,842	3,567,238
Federal National Mortgage Association, Pool #MA4626 4.00%	06/01/52	2,085,105	1,961,738
Federal National Mortgage Association, Pool #MA4866 4.00%	01/01/53	1,527,167	1,433,715
Federal National Mortgage Association, Pool #MA4805 4.50%	11/01/52	11,992,750	11,591,027
Federal National Mortgage Association, Pool #MA5009 5.00%	05/01/53	3,880,872	3,835,530
Federal National Mortgage Association, Pool #770900 5.68% (1 yr. USD RFUCCT + 1.551%)(2)	04/01/34	49,458	49,932
Federal National Mortgage Association, Pool #AE0083 6.00%	01/01/40	294,699	307,999
Federal National Mortgage Association, Pool #AL0851 6.00%	10/01/40	342,929	358,407
Federal National Mortgage Association, Pool #735861 6.50%	09/01/33	2,153	2,229
Federal National Mortgage Association REMICS Series 1997-76, Class FS 4.17% (30 day USD SOFR Average + 0.564%)(2)	09/17/27	450	450
Federal National Mortgage Association REMICS Series 2001-60, Class OF 4.69% (30 day USD SOFR Average + 1.064%)(2)	10/25/31	142,135	143,517
Federal National Mortgage Association REMICS Series 2007-64, Class FA 4.21% (30 day USD SOFR Average + 0.584%)(2)	07/25/37	104,590	104,375
Federal National Mortgage Association REMICS Series 2009-85, Class LF 4.94% (30 day USD SOFR Average + 1.314%)(2)	10/25/49	1,186,674	1,210,791
Federal National Mortgage Association REMICS Series 2009-96, Class FA 4.64% (30 day USD SOFR Average + 1.014%)(2)	11/25/49	811,380	818,560
Federal National Mortgage Association REMICS Series 2010-109, Class PF (PAC) 4.14% (30 day USD SOFR Average + 0.514%)(2)	10/25/40	286,937	286,251
Federal National Mortgage Association REMICS Series 2010-26, Class S (I/O) (I/F) 2.49% (-30 day USD SOFR Average + 6.116%)(2)	11/25/36	1,974,617	161,990
Federal National Mortgage Association REMICS Series 2010-43, Class DP (PAC) 5.00%	05/25/40	239,585	241,891
Federal National Mortgage Association REMICS Series 2010-6, Class BF 4.50% (30 day USD SOFR Average + 0.874%)(2)	02/25/40	624,575	627,761
Federal National Mortgage Association REMICS Series 2010-95, Class S (I/O) (I/F) 2.86% (-30 day USD SOFR Average + 6.486%)(2)	09/25/40	1,756,903	183,673
Federal National Mortgage Association REMICS Series 2019-79, Class FA 4.24% (30 day USD SOFR Average + 0.614%)(2)	01/25/50	2,372,584	2,345,642
Federal National Mortgage Association REMICS Series 2020-10, Class FA 4.24% (30 day USD SOFR Average + 0.614%)(2)	03/25/50	4,017,017	3,968,172
Federal National Mortgage Association REMICS Series 2024-73, Class FB 4.83% (30 day USD SOFR Average + 1.200%)(2)	10/25/54	9,294,096	9,340,836
Government National Mortgage Association, Pool #MA8346 4.00%	10/20/52	946,673	893,509
Government National Mortgage Association, Pool #80589 5.00% (1 yr. CMT + 1.500%)(2)	03/20/32	5,664	5,682
Government National Mortgage Association, Pool #80968 5.38% (1 yr. CMT + 1.500%)(2)	07/20/34	67,315	68,527
Government National Mortgage Association, Pool #81201 5.50% (1 yr. CMT + 2.000%)(2)	01/20/35	2,829	2,884
Government National Mortgage Association, Pool #80059 5.63% (1 yr. CMT + 1.500%)(2)	04/20/27	632	631
Government National Mortgage Association, Pool #80610 5.63% (1 yr. CMT + 1.500%)(2)	06/20/32	2,884	2,923
Government National Mortgage Association, Pool #2487 8.50%	09/20/27	71	71
Government National Mortgage Association REMICS Series 2009-106, Class XI (I/O) (I/F) 3.05% (-1 mo. USD Term SOFR + 6.686%)(2)	05/20/37	1,332,233	129,336
Government National Mortgage Association REMICS Series 2013-53, Class AD 1.50%	12/20/26	700	694
Government National Mortgage Association REMICS Series 2024-143, Class FB 4.76% (30 day USD SOFR Average + 1.150%)(2)	09/20/54	10,320,767	10,381,119
Government National Mortgage Association REMICS Series 2024-144, Class FD 4.76% (30 day USD SOFR Average + 1.150%)(2)	09/20/54	5,671,328	5,704,236

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Government National Mortgage Association REMICS Series 2024-148, Class AF 4.79% (30 day USD SOFR Average + 1.180%)(2)	09/20/54		$7,408,759	$7,460,064
Government National Mortgage Association, TBA 4.00%(4)	06/01/55		20,700,000	19,235,299
Uniform Mortgage-Backed Security, TBA	02/01/37		8,850,000	8,431,532
3.50%(4)
3.50%(4)	12/01/51		5,300,000	4,811,645
4.00%(4)	08/01/37		8,900,000	8,645,073
4.00%(4)	06/01/55		4,575,000	4,275,896
4.50%(4)	06/01/40		10,225,000	10,101,528
4.50%(4)	02/01/56		8,200,000	7,858,970
5.00%(4)	02/01/40		11,175,000	11,221,209
5.00%(4)	01/01/56		23,125,000	22,721,214
5.50%(4)	02/01/56		8,975,000	9,004,438

Total Residential Mortgage-backed Securities — Agency (Cost: $184,041,498)				183,000,121

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 5.5%
ALA Trust Series 2025-OANA, Class A 5.37% (1 mo. USD Term SOFR + 1.743%)(1),(2)	06/15/40		2,715,000	2,730,785
Bank Series 2018-BN14, Class A2 4.13%	09/15/60		3,110,694	3,085,878
Benchmark Mortgage Trust Series 2020-B17, Class A2 2.21%	03/15/53		2,127,703	2,014,623
BXP Trust Series 2017-GM, Class B 3.54%(1),(5)	06/13/39		2,465,000	2,422,867
CFCRE Commercial Mortgage Trust Series 2016-C7, Class AM 4.16%	12/10/54		2,740,000	2,707,261
CGMS Commercial Mortgage Trust Series 2017-B1, Class AS 3.71%(5)	08/15/50		2,578,000	2,530,400
COMM Mortgage Trust Series 2015-DC1, Class AM 3.72%	02/10/48		1,200,671	1,182,566
DBMS DAC Series 2025-1A, Class D 6.40% (1 day GBP SONIA + 2.650%)(1),(2)	02/18/36	GBP	1,399,998	1,857,204
FirstKey Homes Trust Series 2021-SFR1, Class F1 3.24%(1)	08/17/38		2,350,000	2,340,570
GWT Trust Series 2024-WLF2, Class A 5.32% (1 mo. USD Term SOFR + 1.691%)(1),(2)	05/15/41		2,767,000	2,777,010
Highways PLC Series 2021-1X, Class C 6.13% (1 day GBP SONIA + 2.400%)(2),(6)	12/18/31	GBP	1,400,000	1,867,980
HILT Commercial Mortgage Trust Series 2024-ORL, Class A 5.17% (1 mo. USD Term SOFR + 1.541%)(1),(2)	05/15/37		2,480,000	2,484,823
HTL Commercial Mortgage Trust Series 2024-T53, Class A 6.07%(1),(5)	05/10/39		2,668,000	2,681,086
NYO Commercial Mortgage Trust Series 2021-1290, Class A 4.84% (1 mo. USD Term SOFR + 1.209%)(1),(2)	11/15/38		2,635,000	2,634,801
One New York Plaza Trust Series 2020-1NYP, Class A 4.69% (1 mo. USD Term SOFR + 1.064%)(1),(2)	01/15/36		1,887,817	1,839,619
ReadyCap Commercial Mortgage Trust Series 2019-6, Class A 2.83%(1)	10/25/52		159,577	159,345
SMRT Commercial Mortgage Trust Series 2022-MINI, Class A 4.63% (1 mo. USD Term SOFR + 1.000%)(1),(2)	01/15/39		2,885,000	2,884,505
SMRT Commercial Mortgage Trust Series 2022-MINI, Class B 4.98% (1 mo. USD Term SOFR + 1.350%)(1),(2)	01/15/39		1,520,000	1,519,810
SREIT Trust Series 2021-MFP2, Class A 4.56% (1 mo. USD Term SOFR + 0.936%)(1),(2)	11/15/36		3,640,000	3,639,236
SREIT Trust Series 2021-MFP2, Class B 4.91% (1 mo. USD Term SOFR + 1.286%)(1),(2)	11/15/36		2,150,000	2,149,601
SREIT Trust Series 2021-PALM, Class E 5.65% (1 mo. USD Term SOFR + 2.024%)(1),(2)	10/15/34		2,500,000	2,500,789

Total Commercial Mortgage-backed Securities — Non-agency (Cost: $47,789,987)				48,010,759

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KJ37, Class A1 1.68%	12/25/27		4,366,335	4,231,253
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q004, Class AFL 4.48% (1 yr. MTA + 0.740%)(2)	05/25/44		581,565	581,402
Government National Mortgage Association Series 2008-92, Class E 5.56%(5)	03/16/44		721	720

Total Commercial Mortgage-backed Securities — Agency (Cost: $4,948,613)				4,813,375

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 9.8%
ACE Securities Corp. Home Equity Loan Trust Series 2006-OP1, Class A2D 4.24% (1 mo. USD Term SOFR + 0.594%)(2)	04/25/36		4,956,586	4,539,746
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-R9, Class M1 4.47% (1 mo. USD Term SOFR + 0.819%)(2)	11/25/35		1,043,085	1,039,059
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2006-HE3, Class A5 2.87% (1 mo. USD Term SOFR + 0.654%)(2)	03/25/36		645,573	639,479
Banc of America Alternative Loan Trust Class 1CB1 5.50%	10/25/33		1,768,643	1,776,105
Bear Stearns ARM Trust Series 2004-3, Class 4A 5.04%(5)	07/25/34		132,508	127,342

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
BNC Mortgage Loan Trust Series 2007-1, Class A4 3.92% (1 mo. USD Term SOFR + 0.274%)(2)	03/25/37	$2,176,071	$2,124,918
C-BASS Trust Series 2007-CB5, Class A1 3.88% (1 mo. USD Term SOFR + 0.234%)(2)	04/25/37	1,645,597	976,983
Centex Home Equity Loan Trust Series 2005-D, Class M6 4.81% (1 mo. USD Term SOFR + 1.164%)(2)	10/25/35	2,353,647	2,343,876
Chase Funding Trust Series 2002-2, Class 2A1 4.26% (1 mo. USD Term SOFR + 0.614%)(2)	05/25/32	457,422	455,690
Chase Home Lending Mortgage Trust Series 2024-9, Class A4 5.50%(1),(5)	09/25/55	777,482	777,241
Chase Mortgage Finance Trust Series 2007-A1, Class 8A1 6.04%(5)	02/25/37	1,518,048	1,500,851
Chase Mortgage Finance Trust Series 2007-A2, Class 2A3 6.14%(5)	06/25/35	239,163	240,443
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2005-2A, Class A1 3.94% (1 mo. USD Term SOFR + 0.294%)(1),(2)	05/25/36	202,159	197,027
CHL Mortgage Pass-Through Trust Series 2004-14, Class 4A1 5.42%(5)	08/25/34	4,838	4,591
CIM Trust Series 2021-R3, Class A1A 1.95%(1),(5)	06/25/57	3,669,634	3,410,328
Citigroup Mortgage Loan Trust, Inc. Series 2006-AMC1, Class A1 4.05% (1 mo. USD Term SOFR + 0.404%)(1),(2)	09/25/36	3,290,681	3,221,543
Countrywide Asset-Backed Certificates Trust Series 2006-14, Class 2A3 4.24% (1 mo. USD Term SOFR + 0.594%)(2)	02/25/37	686,183	674,939
Countrywide Asset-Backed Certificates Trust Series 2006-4, Class M1 4.29% (1 mo. USD Term SOFR + 0.639%)(2)	07/25/36	704,641	702,852
Countrywide Asset-Backed Certificates Trust Series 2007-7, Class 1A 3.96% (1 mo. USD Term SOFR + 0.314%)(2)	10/25/47	4,684,767	4,408,784
Credit Suisse First Boston Mortgage Securities Corp. Series 98-1, Class A4 6.49%	09/25/28	33,619	33,601
Cross Mortgage Trust Series 2024-H6, Class A1 5.13%(1),(5)	09/25/69	725,535	723,906
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA6, Class M1A 5.78% (30 day USD SOFR Average + 2.150%)(1),(2)	09/25/42	167,060	167,383
First Franklin Mortgage Loan Trust Series 2004-FF5, Class A3C 4.76% (1 mo. USD Term SOFR + 1.114%)(2)	08/25/34	267,216	248,681
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1 4.78%(5)	09/25/34	600	602
Fremont Home Loan Trust Series 2005-E, Class 2A4 4.42% (1 mo. USD Term SOFR + 0.774%)(2)	01/25/36	2,616,133	2,559,456
GMACM Home Equity Loan Trust Series 2000-HE2, Class A1 2.34% (1 mo. USD Term SOFR + 0.554%)(2)	06/25/30	38,990	34,638
GSR Mortgage Loan Trust Series 2005-AR7, Class 2A1 4.60%(5)	11/25/35	52,137	50,534
Impac CMB Trust Series 2005-5, Class A1 4.40% (1 mo. USD Term SOFR + 0.434%)(2)	08/25/35	581,151	559,321
IndyMac INDX Mortgage Loan Trust Series 2004-AR8, Class 2A2A 4.56% (1 mo. USD Term SOFR + 0.914%)(2)	11/25/34	351,633	331,619
JPMorgan Mortgage Acquisition Corp. Series 2005-FRE1, Class M1 2.75% (1 mo. USD Term SOFR + 0.729%)(2)	10/25/35	126,320	126,110
JPMorgan Mortgage Acquisition Corp. Series 2006-NC1, Class M1 4.24% (1 mo. USD Term SOFR + 0.594%)(2)	04/25/36	2,738,859	2,873,005
JPMorgan Mortgage Acquisition Corp. Series 2007-CH4, Class M1 3.99% (1 mo. USD Term SOFR + 0.344%)(2)	05/25/37	6,097,357	5,997,859
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1 6.19%(5)	07/25/35	57,729	57,798
JPMorgan Mortgage Trust Series 2007-A1, Class 5A2 5.81%(5)	07/25/35	36,083	35,984
JPMorgan Mortgage Trust Series 2024-4, Class A4A 6.00%(1),(5)	10/25/54	1,028,608	1,029,356
Lehman ABS Manufactured Housing Contract Trust Series 2001-B, Class AC (I/O) 0.55%(5)	04/15/40	30,657,489	246,402
MASTR Adjustable Rate Mortgages Trust Series 2003-6, Class 4A2 4.34%(5)	01/25/34	1,662	1,628
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A1 5.37%(5)	11/21/34	180,229	179,165
MASTR Adjustable Rate Mortgages Trust Series 2004-3, Class 3A3 5.19%(5)	04/25/34	25,868	25,387
MASTR Alternative Loan Trust Series 2003-1, Class 1A1 6.25%	12/25/32	314,419	320,676
MASTR Alternative Loan Trust Series 2003-5, Class 4A1 5.50%	07/25/33	941,931	932,756

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
MASTR Alternative Loan Trust Series 2003-9, Class 4A1 5.25%	11/25/33	$944,304	$946,320
MASTR Alternative Loan Trust Series 2004-7, Class 1A1 5.50%	07/25/34	807,619	814,506
MASTR Asset-Backed Securities Trust Series 2006-HE1, Class M1 4.32% (1 mo. USD Term SOFR + 0.669%)(2)	01/25/36	2,645,499	2,610,805
MASTR Seasoned Securitization Trust Series 2004-1, Class 4A1 6.53%(5)	10/25/32	58,812	58,131
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2C 4.12% (1 mo. USD Term SOFR + 0.474%)(2)	06/25/37	2,390,063	2,403,054
Merrill Lynch Mortgage Investors Trust Series 2004-A4, Class A1 4.84%(5)	08/25/34	237,792	226,645
Mid-State Capital Corp. Trust Series 2006-1, Class A 5.79%(1)	10/15/40	1,247,300	1,250,899
Mid-State Trust Series 10W, Class A2 5.82%	02/15/36	58,765	58,734
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-NC7, Class M2 4.69% (1 mo. USD Term SOFR + 1.044%)(2)	07/25/34	547,304	580,658
Morgan Stanley Residential Mortgage Loan Trust Series 2025-1, Class A4 5.50%(1),(5)	03/25/55	1,180,196	1,178,914
MortgageIT Trust Series 2005-3, Class A1 4.36% (1 mo. USD Term SOFR + 0.714%)(2)	08/25/35	43,196	43,463
MortgageIT Trust Series 2005-4, Class A1 4.32% (1 mo. USD Term SOFR + 0.674%)(2)	10/25/35	859,590	859,921
New Century Home Equity Loan Trust Series 2005-D, Class M1 4.44% (1 mo. USD Term SOFR + 0.789%)(2)	02/25/36	2,482,115	2,419,735
NLT Trust Series 2021-INV2, Class A1 1.16%(1),(5)	08/25/56	4,230,931	3,704,854
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates Class 1APT 4.32% (1 mo. USD Term SOFR + 0.674%)(2)	12/25/35	1,690,006	1,681,679
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCW3, Class M2 4.50% (1 mo. USD Term SOFR + 0.849%)(2)	08/25/35	792,489	795,102
PHH Alternative Mortgage Trust Series 2007-3, Class A3 4.36% (1 mo. USD Term SOFR + 0.714%)(2)	07/25/37	2,661,156	2,621,573
PMT Loan Trust Series 2026-CNF3, Class A23 5.08% (30 day USD SOFR Average + 1.450%)(1),(2)	04/25/57	2,217,130	2,218,569
PMT Loan Trust Series 2026-INV3, Class A36 4.98% (30 day USD SOFR Average + 1.350%)(1),(2)	02/25/57	2,137,693	2,142,320
RALI Trust Series 2005-QA3, Class NB1 3.68%(5)	03/25/35	779,633	432,377
Saxon Asset Securities Trust Series 2006-2, Class M1 4.20% (1 mo. USD Term SOFR + 0.549%)(2)	09/25/36	6,063,184	5,863,119
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2 2.80%	01/25/36	1,213,205	1,035,024
Sequoia Mortgage Trust Series 2026-7, Class A5 5.00%(1),(5)	06/25/56	2,160,000	2,128,557
Soundview Home Loan Trust Series 2006-OPT4, Class 2A4 4.22% (1 mo. USD Term SOFR + 0.574%)(2)	06/25/36	1,610,117	1,564,212
Specialty Underwriting & Residential Finance Trust Series 2005-BC2, Class M3 4.74% (1 mo. USD Term SOFR + 1.089%)(2)	12/25/35	205,765	205,525
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-26A, Class 3A5 5.01%(5)	09/25/33	100,273	97,416
Terwin Mortgage Trust Series 2004-7HE, Class A1 4.86% (1 mo. USD Term SOFR + 1.214%)(1),(2)	07/25/34	43,304	42,656
Towd Point Mortgage Trust Series 2020-MH1, Class A1 2.25%(1),(5)	02/25/60	313,191	309,746
WaMu Mortgage Pass-Through Certificates Trust Class 2A21 4.42% (1 mo. USD Term SOFR + 0.774%)(2)	01/25/45	56,501	55,646
WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR14, Class A1 4.88%(5)	01/25/35	190,123	185,671
WaMu Mortgage Pass-Through Certificates Trust Series 2004-CB2, Class 2A 5.50%	07/25/34	252,953	254,143
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR13, Class A1A1 4.34% (1 mo. USD Term SOFR + 0.694%)(2)	10/25/45	517,407	504,720

Total Residential Mortgage-backed Securities — Non-agency (Cost: $87,628,963)			84,992,358

CORPORATE BONDS — 28.9%

Aerospace & Defense — 0.2%
General Electric Co. 4.39% (3 mo. USD Term SOFR + 0.742%)(2)	08/15/36	2,182,000	2,060,637

Agriculture — 0.3%
British American Tobacco PLC (United Kingdom) (I/F) 3.75% (-5 yr. EUR Swap + 3.952%)(2),(6),(7)	06/27/29	EUR 1,200,000	1,363,783
Imperial Brands Finance PLC (United Kingdom) 3.50%(1)	07/26/26	1,301,000	1,300,155

			2,663,938

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
Airlines — 0.1%
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA 2.00%	12/10/29		$1,006,741	$973,901

Auto Manufacturers — 0.2%
Volkswagen Financial Services Australia Pty. Ltd. (Germany)
5.20%(6)	10/16/30	AUD	650,000	441,791
5.65%	09/15/28	AUD	910,000	631,608
Volkswagen Group of America Finance LLC (Germany) 4.75%(1)	11/13/28		1,130,000	1,126,881

				2,200,280

Banks — 12.3%
Bank of America Corp.
1.73% (1 day USD SOFR + 0.960%)(2)	07/22/27		5,850,000	5,841,166
2.55% (1 day USD SOFR + 1.050%)(2)	02/04/28		4,275,000	4,227,035
3.71% (3 mo. USD Term SOFR + 1.774%)(2)	04/24/28		944,000	937,685
Bank of New York Mellon 4.73% (1 day USD SOFR + 1.135%)(2)	04/20/29		3,235,000	3,249,590
Citigroup, Inc.
3.07% (1 day USD SOFR + 1.280%)(2)	02/24/28		1,040,000	1,030,245
3.52% (3 mo. USD Term SOFR + 1.413%)(2)	10/27/28		11,597,000	11,442,064
Goldman Sachs Group, Inc.
1.54% (1 day USD SOFR + 0.818%)(2)	09/10/27		1,825,000	1,814,780
1.95% (1 day USD SOFR + 0.913%)(2)	10/21/27		10,000,000	9,922,400
HSBC Holdings PLC (United Kingdom) 2.01% (1 day USD SOFR + 1.732%)(2)	09/22/28		11,500,000	11,145,455
JPMorgan Chase & Co.
1.47% (1 day USD SOFR + 0.765%)(2)	09/22/27		3,725,000	3,700,043
2.18% (1 day USD SOFR + 1.890%)(2)	06/01/28		879,000	860,813
3.78% (3 mo. USD Term SOFR + 1.599%)(2)	02/01/28		13,750,000	13,695,550
Morgan Stanley Bank NA 4.97% (1 day USD SOFR + 0.930%)(2)	07/14/28		3,155,000	3,169,040
Morgan Stanley Private Bank NA 4.20% (1 day USD SOFR + 0.780%)(2)	11/17/28		10,965,000	10,914,671
PNC Financial Services Group, Inc.
5.58% (1 day USD SOFR + 1.841%)(2)	06/12/29		830,000	845,214
6.62% (1 day USD SOFR Index + 1.730%)(2)	10/20/27		4,570,000	4,598,882
U.S. Bank NA 4.54% (1 day USD SOFR + 0.670%)(2)	05/20/29		5,365,000	5,355,289
Wells Fargo & Co. 2.39% (1 day USD SOFR + 2.100%)(2)	06/02/28		2,165,000	2,122,111
3.53% (1 day USD SOFR + 1.510%)(2)	03/24/28		11,735,000	11,651,681

				106,523,714

Beverages — 0.3%
Constellation Brands, Inc. 2.25%	08/01/31		1,650,000	1,456,653
Maple Parent Holdings Corp. 3.88%(1)	03/26/30	EUR	750,000	864,421

				2,321,074

Biotechnology — 0.3%
Illumina, Inc. 5.75%	12/13/27		2,275,000	2,311,013

Chemicals — 0.4%
International Flavors & Fragrances, Inc. 1.83%(1)	10/15/27		3,440,000	3,322,042

Commercial Services — 1.1%
AA Bond Co. Ltd. (United Kingdom) 7.38%(6)	07/31/50	GBP	992,000	1,376,117
BCP V Modular Services Finance PLC (United Kingdom) 6.75%(6)	11/30/29	EUR	200,000	150,044
Dalrymple Bay Finance Pty. Ltd. (Australia) 6.23%	03/24/31	AUD	620,000	438,384
Global Payments, Inc. 2.15%	01/15/27		7,201,000	7,113,364
Grand Canyon University 5.13%	10/01/28		150,000	148,221
RAC Bond Co. PLC (United Kingdom) 8.25%(6)	05/06/46	GBP	400,000	562,653
VT Topco, Inc. 8.50%(1)	08/15/30		50,000	50,862

				9,839,645

Diversified Financial Services — 1.2%
American Express Co. 4.73% (1 day USD SOFR + 1.260%)(2)	04/25/29		2,890,000	2,898,121
Avolon Holdings Funding Ltd. (Ireland) 2.53%(1)	11/18/27		1,118,000	1,085,802
2.75%(1)	02/21/28		1,350,000	1,308,568
First Eagle Holdings, Inc. 7.25%(1)	08/15/32		450,000	453,807
Sumisho Air Lease Corp. 3.63%	04/01/27		4,835,000	4,804,008

				10,550,306

Electric — 2.0%
Alliant Energy Finance LLC 5.95%(1)	03/30/29		805,000	827,959
Dominion Energy, Inc. 6.00% (5 yr. CMT + 2.262%)(2)	02/15/56		1,500,000	1,505,760
Duke Energy Corp. 4.30%	03/15/28		1,835,000	1,828,963
Enel SpA (Italy) 6.38% (5 yr. EURIBOR ICE Swap + 3.486%)(2),(6),(7)	04/16/28	EUR	865,000	1,035,228
ITC Holdings Corp. 4.95%(1)	09/22/27		4,960,000	4,974,136
Niagara Mohawk Power Corp. 4.65%(1)	10/03/30		4,400,000	4,373,072
NSW Electricity Networks Finance Pty. Ltd. (Australia) 5.77%(6)	05/29/30	AUD	630,000	441,527

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
Electric (Continued)
Southern Co. 3.75% (5 yr. CMT + 2.915%)(2)	09/15/51		$2,194,000	$2,188,690

				17,175,335

Electronics — 0.3%
Amphenol Corp. 3.38%	05/12/29	EUR	2,000,000	2,301,577

Entertainment — 0.0%
Great Canadian Gaming Corp./Raptor LLC (Canada) 8.75%(1)	11/15/29		99,000	99,159
Voyager Parent LLC 9.25%(1)	07/01/32		149,000	157,693

				256,852

Environmental Control — 0.0%
Seche Environnement SACA (France) 4.50%(6)	03/25/30	EUR	160,000	184,911

Financial — 0.3%
Big Sky Funding LLC 5.75%(3),(8)	06/30/34		2,240,000	2,251,200

Food — 0.0%
Magnum Icc Finance BV (Netherlands) 3.25%(6)	11/26/31	EUR	300,000	339,028

Gas — 0.1%
Nortegas Energia Grupo SL (Spain) 0.91%(6)	01/22/31	EUR	400,000	404,650
Redexis SA (Spain) 4.38%(6)	05/30/31	EUR	400,000	467,180

				871,830

Health Care-Products — 0.4%
Medline Borrower LP 3.88%(1)	04/01/29		2,000,000	1,942,540
Sartorius Finance BV (Germany) 4.38%(6)	09/14/29	EUR	1,100,000	1,297,170

				3,239,710

Health Care-Services — 0.7%
Cigna Group 4.50%	09/15/30		2,425,000	2,411,299
Elevance Health, Inc. 2.55%	03/15/31		2,290,000	2,077,144
Humana, Inc. 4.88%	04/01/30		1,420,000	1,418,722
ModivCare, Inc. 1.00%(1),(5),(9),(10)	10/01/29		909,300	13,640

				5,920,805

Housewares — 0.0%
Newell Brands, Inc. 7.38%	04/01/36		100,000	101,707

Insurance — 0.9%
Farmers Exchange Capital 7.05%(1)	07/15/28		1,625,000	1,694,518
Guardian Life Global Funding 4.80%(1)	04/28/30		1,685,000	1,691,925
MMI Capital Trust I 7.63%	12/15/27		2,000,000	2,078,140
Willis North America, Inc.
2.95%	09/15/29		35,000	33,151
4.65%	06/15/27		2,202,000	2,204,863

				7,702,597

Internet — 0.4%
Amazon.com, Inc. 4.25%	03/13/31		3,300,000	3,250,236
Cerved Group SpA (Italy)
6.00%(6)	02/15/29	EUR	230,000	162,942
7.65% (3 mo. EUR EURIBOR + 5.250%)(2),(6)	02/15/29	EUR	100,000	69,434
Getty Images, Inc. 10.50%(1)	11/15/30		130,000	108,588

				3,591,200

Lodging — 0.3%
Hyatt Hotels Corp. 5.05%	03/30/28		410,000	412,567
Las Vegas Sands Corp. 5.63%	06/15/28		1,860,000	1,882,785

Total Lodging (Cost: $2,268,224)				2,295,352

Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 7.38%(1)	02/01/36		360,000	353,588
CSC Holdings LLC 11.75%(1)	01/31/29		1,981,000	1,215,878
EchoStar Corp. 10.75%	11/30/29		165,000	178,466
Midcontinent Communications 8.00%(1)	08/15/32		340,000	299,027
VZ Secured Financing BV 7.50%(1)	01/15/33		63,000	60,522

				2,107,481

Oil & Gas — 0.1%
Sunoco LP
5.63%(1)	07/15/34		110,000	107,454
7.88% (5 yr. CMT + 4.230%)(1),(2),(7)	09/18/30		525,000	546,278

				653,732

Packaging & Containers — 0.0%
Ardagh Group SA (5.50% Cash or 6.50% PIK) due 5/30/26 11.00%(1)	12/01/30		134,647	128,763

Pharmaceuticals — 0.3%
1261229 BC Ltd. 10.00%(1)	04/15/32		340,000	344,645
Grifols SA (Spain) 7.50%(6)	05/01/30	EUR	350,769	417,641
Teva Pharmaceutical Finance Netherlands II BV (Israel) 4.38%	05/09/30	EUR	1,500,000	1,747,311
Teva Pharmaceutical Finance Netherlands IV BV (Israel) 5.75%	12/01/30		180,000	184,469

				2,694,066

Pipelines — 0.0%
Venture Global Plaquemines LNG LLC 7.50%(1)	05/01/33		195,000	214,151

Real Estate — 0.2%
Blackstone Property Partners Europe Holdings Sarl (Luxembourg) 1.00%(6)	05/04/28	EUR	935,000	1,025,585

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
Real Estate (Continued)
DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH (Germany) 4.88%(6)	08/21/30	EUR	400,000	$466,677

				1,492,262

REIT — 3.9%
American Tower Corp. (REIT) 5.25%	07/15/28		7,290,000	7,377,261
Crown Castle, Inc. 3.80%	02/15/28		3,940,000	3,890,868
Digital Dutch Finco BV (REIT) 1.50%(6)	03/15/30	EUR	500,000	537,197
DOC Dr. LLC (REIT) 4.30%	03/15/27		3,995,000	3,989,567
Extra Space Storage LP 3.88%	12/15/27		3,745,000	3,714,853
Federal Realty OP LP (REIT) 7.48%	08/15/26		1,850,000	1,852,590
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/30		1,245,000	1,197,304
5.30%	01/15/29		2,179,000	2,190,309
Healthcare Realty Holdings LP 3.63%	01/15/28		3,255,000	3,198,135
Hudson Pacific Properties LP
3.95%	11/01/27		305,000	297,424
4.65%	04/01/29		196,000	185,647
LXP Industrial Trust 6.75%	11/15/28		821,000	851,631
VICI Properties LP/VICI Notes Co., Inc. 5.75%(1)	02/01/27		2,590,000	2,598,547
WP Carey, Inc. 4.65%	07/15/30		2,220,000	2,205,748

				34,087,081

Retail — 0.3%
Academy Ltd. 5.88%(1)	05/15/31		270,000	270,124
Ferrellgas LP/Ferrellgas Finance Corp. 9.25%(1)	01/15/31		882,000	930,545
Michaels Cos., Inc. 8.50%(1)	03/15/33		381,000	377,571
Papa John’s International, Inc. 3.88%(1)	09/15/29		230,000	221,308
QXO Building Products, Inc. 6.50%(1)	07/15/31		450,000	458,834
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.50%(1)	12/15/35		280,000	270,973

				2,529,355

Semiconductors — 0.4%
Foundry JV Holdco LLC 5.50%(1)	01/25/31		1,900,000	1,944,232
Intel Corp. 5.13%	02/10/30		1,415,000	1,432,121

				3,376,353

Software — 0.5%
Cloud Software Group, Inc. 8.25%(1)	06/30/32		294,000	275,498
Fiserv, Inc. 4.55%	02/15/31		995,000	971,986
Open Text Corp. (Canada) 6.90%(1)	12/01/27		2,635,000	2,695,210
UKG, Inc. 6.88% (1)	02/01/31		165,000	160,342

				4,103,036

Telecommunications — 0.4%
Altice Financing SA (Luxembourg) 9.63%(1)	07/15/27		335,000	258,935
Global Switch Finance BV (United Kingdom) 1.38%(6)	10/07/30	EUR	485,000	513,151
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%(1)	09/20/29		362,250	363,493
T-Mobile USA, Inc. 3.50%	04/15/31		755,000	712,954
TDC Net AS (Denmark) 5.62%(6)	02/06/30	EUR	600,000	724,313
Vmed O2 U.K. Financing I PLC (United Kingdom)
6.75%(1)	01/15/33		420,000	356,215
7.75%(1)	04/15/32		156,000	141,114
Zayo Group Holdings, Inc. (5.75% Cash or 0.50% PIK) due 3/29/27 9.25%(1)	03/09/30		55,049	55,131

				3,125,306

Transportation — 0.3%
Aurizon Network Pty. Ltd. (Australia) 6.10%(6)	09/12/31	AUD	1,520,000	1,067,852
Pacific National Finance Pty. Ltd. (Australia)
3.70%	09/24/29	AUD	1,210,000	777,705
5.40%	05/12/27	AUD	890,000	614,711

Total Transportation (Cost: $2,450,170)				2,460,268

Trucking & Leasing — 0.2%
SMBC Aviation Capital Finance DAC (Ireland) 5.10%(1)	04/01/30		1,595,000	1,602,720

Water — 0.3%
Suez SACA (France) 2.38%(6)	05/24/30	EUR	800,000	882,499
Yorkshire Water Finance PLC (United Kingdom) 6.45%	05/28/27	GBP	1,633,000	2,188,942

Total Water (Cost: $3,060,722)				3,071,441

Total Corporate Bonds (Cost: $250,067,598)				250,644,669

FOREIGN GOVERNMENT BONDS — 1.0%
Oman Government International Bonds 6.25%(1)	01/25/31		2,952,000	3,111,703
Qatar Government International Bonds 3.75%(1)	04/16/30		2,608,000	2,537,428
Saudi Government International Bonds 4.13%(1)	01/12/29		2,692,000	2,649,520

Total Foreign Government Bonds (Cost: $8,344,911)				8,298,651

U.S. TREASURY SECURITIES — 23.1%
U.S. Treasury Notes
4.00%	05/31/28		44,505,000	44,379,830
4.13%	06/30/28		145,071,000	145,002,998
4.13%	06/15/29		11,270,000	11,260,755
4.13%	06/30/31		260,000	259,096

Total U.S. Treasury Securities (Cost: $200,943,312)				200,902,679

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
BANK LOANS — 1.4%

Advertising — 0.0%
Advantage Sales & Marketing, Inc. 2026 First Out Term Loan 9.93% (3 mo. USD Term SOFR + 6.000%)(2)	04/19/30	$64,574	$57,794
Research Now Group, Inc. 2024 First Lien First Out Term Loan 8.90% (3 mo. USD Term SOFR + 5.000%)(2)	07/15/28	16,178	15,419

Total Advertising (Cost: $70,105)			73,213

Aerospace & Defense — 0.0%
HDI Aerospace Intermediate Holding III Corp. Term Loan B 6.98% (3 mo. USD Term SOFR + 3.250%)(2)	02/11/32	33,009	33,133
TransDigm, Inc. 2023 Term Loan J 6.14% (1 mo. USD Term SOFR + 2.500%)(2)	02/28/31	78,750	78,853
TransDigm, Inc. 2025 Term Loan M 6.14% (1 mo. USD Term SOFR + 2.500%)(2)	08/19/32	89,259	89,374

Total Aerospace & Defense (Cost: $200,387)			201,360

Apparel — 0.0%
ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B 5.89% (1 mo. USD Term SOFR + 2.250%)(2)	12/21/28	64,008	64,104

Beverages — 0.1%
Arterra Wines Canada, Inc. 2020 Term Loan 7.49% (3 mo. USD Term SOFR + 3.500%)(2)	11/24/27	64,090	63,809
Celsius Holdings, Inc. 2025 Term Loan B 5.98% (3 mo. USD Term SOFR + 2.250%)(2)	04/01/32	36,741	37,000
Naked Juice LLC 2025 FLFO Term Loan 9.23% (3 mo. USD Term SOFR + 5.500%)(2)	01/24/29	452,824	460,587
Naked Juice LLC 2025 FLSO Term Loan 7.08% (3 mo. USD Term SOFR + 3.250%)(2)	01/24/29	177,245	118,754
Primo Brands Corp. 2026 Term Loan B 6.48% (3 mo. USD Term SOFR + 2.750%)(2)	03/31/31	27,466	27,623

Total Beverages (Cost: $740,836)			707,773

Biotechnology — 0.0%
BioMarin Pharmaceutical, Inc. Term Loan B 5.43% (6 mo. USD Term SOFR + 1.750%)	04/27/33	52,700	52,753

Chemicals — 0.0%
Archroma Finance SARL 2026 USD Term Loan B 9.23% (3 mo. USD Term SOFR + 5.500%)(2)	06/30/30	19,160	17,450

Commercial Services — 0.1%
CCRR Parent, Inc. 2026 Term Loan 8.91% (3 mo. USD Term SOFR + 5.250%)(2)	05/27/32	27,072	19,458
DTI Holdco, Inc. 2025 Term Loan B 7.64% (1 mo. USD Term SOFR + 4.000%)(2)	04/26/29	31,574	28,859
Kelso Industries LLC Term Loan 9.42% (3 mo. USD Term SOFR + 5.750%)(2)	12/30/29	113,367	111,667
KUEHG Corp. 2025 Term Loan 6.48% (3 mo. USD Term SOFR + 2.750%)(2)	06/12/30	28,646	27,653
Priority Holdings LLC 2025 Term Loan B 7.39% (1 mo. USD Term SOFR + 3.750%)(2)	08/02/32	84,700	83,662
Secretariat Advisors LLC 2025 Term Loan B 7.73% (3 mo. USD Term SOFR + 4.000%)(2)	02/28/32	29,981	29,475
TTF Holdings LLC 2024 Term Loan 7.38% (6 mo. USD Term SOFR + 3.750%)(2)	07/18/31	103,487	76,632

Total Commercial Services (Cost: $402,003)			377,406

Computers — 0.0%
McAfee LLC 2024 USD 1st Lien Term Loan B 6.64% (1 mo. USD Term SOFR + 3.000%)(2)	03/01/29	46,220	41,205
Peraton Corp. Term Loan B 7.51% (3 mo. USD Term SOFR + 3.750%)(2)	02/01/28	63,090	57,096
Plano HoldCo, Inc. Term Loan B 7.23% (3 mo. USD Term SOFR + 3.500%)(2)	10/02/31	19,750	15,603
Surf Holdings LLC 2025 Incremental Term Loan 7.26% (1 mo. USD Term SOFR + 3.500%)(2)	03/05/27	24,715	23,116

Total Computers (Cost: $146,464)			137,020

Cosmetics/Personal Care — 0.0%
Opal Bidco SAS 2026 USD Term Loan B 6.23% (3 mo. USD Term SOFR + 2.500%)(2)	04/28/32	43,465	43,488
Perrigo Investments LLC 2024 Term Loan B 0.00%(11)	04/20/29	53,311	53,211

Total Cosmetics/Personal Care (Cost: $96,709)			96,699

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
Distribution & Wholesale — 0.0%
BCPE Empire Holdings, Inc. 2026 10th Amendment Term Loan 7.14% (1 mo. USD Term SOFR + 3.500%)(2)	12/29/32	$170,653	$168,876

Diversified Financial Services — 0.1%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6 5.39% (1 mo. USD Term SOFR + 1.750%)(2)	06/24/30	528,111	528,827
Blackhawk Network Holdings, Inc. 2026 Term Loan B 7.14% (1 mo. USD Term SOFR + 3.500%)(2)	03/12/29	61,779	61,595
GC Ferry Acquisition I, Inc. Term Loan 7.23% (3 mo. USD Term SOFR + 3.500%)(2)	08/16/32	51,054	51,077
Jane Street Group LLC 2024 Term Loan B1 5.67% (3 mo. USD Term SOFR + 2.000%)(2)	12/15/31	80,033	79,406

Total Diversified Financial Services (Cost: $718,274)			720,905

Electric — 0.0%
Alpha Generation LLC Term Loan B 5.39% (1 mo. USD Term SOFR + 1.750%)(2)	09/30/31	111,491	110,665
Potomac Energy Center LLC 2026 Term Loan B 6.41% (3 mo. USD Term SOFR + 2.750%)(2)	08/05/32	28,102	28,155
South Field LLC 2025 1st Lien Term Loan B 6.73% (3 mo. USD Term SOFR + 3.000%)(2)	08/29/31	27,809	27,867
South Field LLC 2025 1st Lien Term Loan C 6.73% (3 mo. USD Term SOFR + 3.000%)(2)	08/29/31	1,823	1,827
Talen Energy Supply LLC 2024-1 Incremental Term Loan 5.39% (1 mo. USD Term SOFR + 1.750%)(2)	12/15/31	48,285	48,173

Total Electric (Cost: $217,370)			216,687

Electrical Components & Equipment — 0.0%
Pelican Products, Inc. 2021 Term Loan 8.24% (3 mo. USD Term SOFR + 4.250%)(2)	12/29/28	109,495	105,312

Electronics — 0.0%
LSF12 Crown U.S. Commercial Bidco LLC 2026 Term Loan B 6.62% (1 mo. USD Term SOFR + 3.000%)(2)	12/02/31	23,952	24,040
TCP Sunbelt Acquisition Co. 2024 Term Loan B 7.92% (3 mo. USD Term SOFR + 4.250%)(2)	10/24/31	113,275	113,322

Total Electronics (Cost: $136,315)			137,362

Engineering & Construction — 0.0%
ITG Communications LLC Term Loan B 8.39% (1 mo. USD Term SOFR + 4.750%)(2)	07/09/31	56,911	56,199

Entertainment — 0.1%
Caesars Entertainment, Inc. 2022 Term Loan A 5.74% (1 mo. USD Term SOFR + 2.000%)(2)	01/31/28	20,905	20,748
City Football Group Ltd. 2024 Term Loan 6.93% (3 mo. USD Term SOFR + 3.000%)(2)	07/22/30	86,884	86,765
DK Crown Holdings, Inc. 2025 Term Loan B 5.37% (1 mo. USD Term SOFR + 1.750%)(2)	03/04/32	37,199	37,168
EOC Borrower LLC Term Loan A 7.39% (1 mo. USD Term SOFR + 3.750%)(2)	03/24/28	9,868	9,893
Flutter Financing BV 2024 Term Loan B 5.48% (3 mo. USD Term SOFR + 1.750%)(2)	11/30/30	134,313	133,339
Great Canadian Gaming Corp. 2024 Term Loan B 8.43% (3 mo. USD Term SOFR + 4.750%)(2)	11/01/29	80,696	79,788
GVC Holdings Gibraltar Ltd. 2025 Term Loan B6 (2029) 5.98% (3 mo. USD Term SOFR + 2.250%)(2)	10/31/29	37,146	37,146
Pioneer Opco LLC Term Loan B 6.89% (1 mo. USD Term SOFR + 3.250%)(2)	05/16/33	32,805	32,972
Showtime Acquisition LLC 2024 1st Lien Term Loan 8.39% (3 mo. USD Term SOFR + 4.750%)(2)	08/16/31	62,194	61,844
TKO Worldwide Holdings LLC 2026 Term Loan B 5.41% (3 mo. USD Term SOFR + 1.750%)(2)	11/21/31	60,356	60,235
Voyager Parent LLC Repriced Term Loan B 7.98% (3 mo. USD Term SOFR + 4.250%)(2)	07/01/32	99,609	99,794

Total Entertainment (Cost: $655,224)			659,692

Environmental Control — 0.0%
Action Environmental Group, Inc. 2023 Term Loan B 6.73% (3 mo. USD Term SOFR + 3.000%)(2)	10/24/30	35,814	35,456
Heritage Environmental Services, Inc. 2026 Term Loan B 6.64% (1 mo. USD Term SOFR + 3.000%)(2)	04/01/33	35,237	35,457

Total Environmental Control (Cost: $70,785)			70,913

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
Food — 0.0%
BCPE North Star U.S. HoldCo 2, Inc. Term Loan 7.76% (1 mo. USD Term SOFR + 4.000%)(2)	06/09/28	$62,881	$63,189
C&S Wholesale Grocers, Inc. Term Loan B 8.73% (3 mo. USD Term SOFR + 5.000%)(2)	09/20/30	144,305	139,435
United Natural Foods, Inc. 2026 Term Loan B 7.64% (1 mo. USD Term SOFR + 4.000%)(2)	05/01/31	93,678	94,615

Total Food (Cost: $294,990)			297,239

Health Care-Products — 0.0%
Antylia Scientific Term Loan 7.69% (3 mo. USD Term SOFR + 4.000%)(2)	05/27/32	26,157	25,923
Hologic, Inc. 2026 USD Term Loan B 5.99% (3 mo. USD Term SOFR + 2.250%)(2)	04/07/33	48,697	47,713
Neogen Food Safety Corp. Refinancing Term Loan A 0.00%(11)	04/04/30	102,722	101,694
QuidelOrtho Corp. Term Loan 7.64% (1 mo. USD Term SOFR + 4.000%)(2)	08/20/32	40,860	40,289
QuidelOrtho Corp. Term Loan A 6.14% (1 mo. USD Term SOFR + 2.500%)(2)	08/21/30	57,592	56,369

Total Health Care-Products (Cost: $271,255)			271,988

Health Care-Services — 0.1%
ADMI Corp. 2021 Term Loan B2 7.13% (1 mo. USD Term SOFR + 3.375%)(2)	12/23/27	74,803	67,229
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B 7.91% (3 mo. USD Term SOFR + 4.250%)(2)	03/30/29	113,427	110,855
Heartland Dental LLC 2025 Term Loan 7.14% (1 mo. USD Term SOFR + 3.500%)(2)	08/25/32	88,855	89,021
IQVIA, Inc. 2025 Incremental Term Loan B5 5.48% (3 mo. USD Term SOFR + 1.750%)(2)	01/02/31	173,691	174,289
ModivCare Buyer LLC Takeback Term Loan 8.73% (3 mo. USD Term SOFR + 5.000%)(2)	12/30/32	265,127	226,241
Pediatric Associates Holding Co. LLC 2026 Term Loan B 8.67% (1 mo. USD Term SOFR + 5.000%)(2)	12/29/31	33,197	33,250
Star Parent, Inc. Term Loan B 7.73% (3 mo. USD Term SOFR + 4.000%)(2)	09/27/30	22,470	22,525

Total Health Care-Services (Cost: $602,244)			723,410

Household Products/Wares — 0.0%
Lavender Dutch BorrowerCo BV USD Term Loan 6.98% (3 mo. USD Term SOFR + 3.250%)(2)	12/30/32	65,285	64,939

Internet — 0.1%
Arches Buyer, Inc. 2021 Term Loan B 6.99% (1 mo. USD Term SOFR + 3.250%)(2)	12/06/27	47,269	47,210
Barracuda Networks, Inc. 2022 Term Loan 8.16% (3 mo. USD Term SOFR + 4.500%)(2)	08/15/29	32,217	22,109
Delivery Hero SE 2024 USD Term Loan B 8.64% (3 mo. USD Term SOFR + 5.000%)(2)	12/12/29	134,897	135,783
MH Sub I LLC 2023 Term Loan 7.89% (1 mo. USD Term SOFR + 4.250%)(2)	05/03/28	51,559	50,248
PUG LLC 2024 Extended Term Loan B 8.39% (1 mo. USD Term SOFR + 4.750%)(2)	03/15/30	21,333	21,500
Red Ventures LLC 2024 Term Loan B 6.39% (1 mo. USD Term SOFR + 2.750%)(2)	03/04/30	62,901	58,479
TripAdvisor, Inc. Term Loan 6.39% (1 mo. USD Term SOFR + 2.750%)(2)	07/08/31	46,191	44,285

Total Internet (Cost: $388,599)			379,614

Lodging — 0.1%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4 5.40% (1 mo. USD Term SOFR + 1.750%)(2)	11/08/30	498,366	499,966
Station Casinos LLC 2024 Term Loan B 5.64% (1 mo. USD Term SOFR + 2.000%)(2)	03/14/31	28,450	28,475

Total Lodging (Cost: $522,781)			528,441

Machinery-Construction & Mining — 0.0%
WEC U.S. Holdings Ltd. 2024 Term Loan 5.62% (1 mo. USD Term SOFR + 2.000%)(2)	01/27/31	49,906	49,922

Machinery-Diversified — 0.0%
LSF12 Helix Parent LLC Term Loan B 7.14% (1 mo. USD Term SOFR + 3.500%)(2)	02/10/33	76,515	75,224

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
Media — 0.2%
Charter Communications Operating LLC 2024 Term Loan B5 5.94% (3 mo. USD Term SOFR + 2.250%)(2)	12/15/31	$1,439,550	$1,421,470
Discovery Global Holdings, Inc. 2026 USD Term Loan B 6.14% (1 mo. USD Term SOFR + 2.500%)(2)	06/03/33	47,404	47,476

Total Media (Cost: $1,483,749)			1,468,946

Miscellaneous Manufacturers — 0.0%
Cleanova U.S. Holdings LLC 2025 Term Loan B 8.41% (3 mo. USD Term SOFR + 4.750%)(2)	06/14/32	89,978	88,854

Office/Business Equipment — 0.0%
Xerox Holdings Corp. 2023 Non-CoOp Term Loan 7.63% (6 mo. USD Term SOFR + 4.000%)(2)	11/19/29	281,065	224,149

Packaging & Containers — 0.0%
Balcan Innovations, Inc. Term Loan B 8.41% (3 mo. USD Term SOFR + 4.750%)(2)	10/20/31	44,083	36,181
Clydesdale Acquisition Holdings, Inc. Term Loan B 6.82% (1 mo. USD Term SOFR + 3.175%)(2)	04/13/29	39,253	38,623

Total Packaging & Containers (Cost: $81,063)			74,804

Pharmaceuticals — 0.0%
Jazz Financing Lux SARL 2024 1st Lien Term Loan B2 5.89% (1 mo. USD Term SOFR + 2.250%)(2)	05/05/28	61,323	61,562

REIT — 0.3%
Healthpeak Properties, Inc. 2024 Term Loan A3 4.47% (3 mo. USD Term SOFR + 0.850%)(2)	03/01/29	669,298	657,586
Healthpeak Properties, Inc. Term Loan A1 4.48% (1 mo. USD Term SOFR + 0.840%)(2)	08/20/27	331,629	328,312
Healthpeak Properties, Inc. Term Loan A2 4.48% (1 mo. USD Term SOFR + 0.840%)(2)	02/22/27	331,629	328,312
Invitation Homes Operating Partnership LP 2024 Term Loan 4.49% (1 mo. USD Term SOFR + 0.850%)(2)	09/09/28	954,196	939,883

Total REIT (Cost: $2,265,033)			2,254,093

Retail — 0.1%
1011778 BC Unlimited Liability Co. 2024 Term Loan B6 5.39% (1 mo. USD Term SOFR + 1.750%)(2)	09/20/30	19,256	19,248
Dave & Buster’s, Inc. 2024 1st Lien Term Loan B 6.92% (3 mo. USD Term SOFR + 3.250%)(2)	11/01/31	63,031	51,528
KFC Holding Co. 2021 Term Loan B 5.50% (1 mo. USD Term SOFR + 1.750%)(2)	03/15/28	190,235	191,285
Michaels Cos., Inc. 2026 Term Loan B 8.73% (3 mo. USD Term SOFR + 5.000%)(2)	03/15/33	132,756	132,374
Peer Holding III BV 2025 USD Term Loan B 5.98% (3 mo. USD Term SOFR + 2.250%)(2)	10/14/32	149,625	149,921
Peer Holding III BV 2025 USD Term Loan B5B 6.23% (3 mo. USD Term SOFR + 2.500%)(2)	07/01/31	123,790	124,192
Raising Cane’s Restaurants LLC 2025 Term Loan B 5.64% (1 mo. USD Term SOFR + 2.000%)(2)	11/03/32	61,571	61,385
Splat Super Holdco LLC 2025 Term Loan 8.64% (1 mo. USD Term SOFR + 5.000%)(2)	07/02/32	41,187	38,664

Total Retail (Cost: $769,033)			768,597

Software — 0.1%
Cast & Crew Payroll LLC 2021 Incremental Term Loan 7.41% (3 mo. USD Term SOFR + 3.750%)(2)	12/29/28	79,468	31,191
Cloud Software Group, Inc. 2025 Term Loan B (2031) 6.98% (3 mo. USD Term SOFR + 3.250%)(2)	03/21/31	40,373	35,528
Cloudera, Inc. 2021 Term Loan 7.49% (1 mo. USD Term SOFR + 3.750%)(2)	10/08/28	86,689	67,664
Darktrace PLC 1st Lien Term Loan 6.93% (3 mo. USD Term SOFR + 3.250%)(2)	10/09/31	55,134	50,599
Electronic Arts, Inc. Term Loan B 0.00%(11)	03/24/33	18,424	18,490
Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B 6.14% (1 mo. USD Term SOFR + 2.500%)(2)	01/30/32	17,447	16,752
Planview Parent, Inc. 2024 1st Lien Term Loan 7.23% (3 mo. USD Term SOFR + 3.500%)(2)	12/17/27	268,733	232,379
Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B 6.98% (3 mo. USD Term SOFR + 3.250%)(2)	10/26/30	164,592	120,235

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
Software (Continued)
Quartz Acquireco LLC 2025 Term Loan B 5.98% (3 mo. USD Term SOFR + 2.250%)(2)	06/28/30		$66,301	$55,610
Renaissance Holding Corp. 2024 1st Lien Term Loan 7.66% (3 mo. USD Term SOFR + 4.000%)(2)	04/05/30		243,430	194,060

Total Software (Cost: $958,023)				822,508

Telecommunications — 0.0%
GOGO Intermediate Holdings LLC Term Loan B 7.51% (1 mo. USD Term SOFR + 3.750%)(2)	04/30/28		42,362	39,225
Zayo Group Holdings, Inc. 2025 USD Term Loan 0.50% (1 mo. USD Term SOFR + 3.000%)(2)	03/11/30		24,918	24,942

Total Telecommunications (Cost: $63,888)				64,167

Transportation — 0.0%
Kenan Advantage Group, Inc. 2024 Term Loan B4 6.89% (1 mo. USD Term SOFR + 3.250%)(2)	01/25/29		43,648	43,793

Total Bank Loans (Cost: $12,267,048)				12,125,974

Total Fixed Income Securities (Cost: $937,502,749)				934,154,318

CONVERTIBLE SECURITIES — 0.2%

CONVERTIBLE CORPORATE BONDS — 0.2%

Beverages — 0.0%
Davide Campari-Milano NV (Italy) 2.38%(6)	01/17/29	EUR	300,000	334,244

Commercial Services — 0.0%
Worldline SA (France) 0.00%(6),(12)	07/30/26	EUR	128,682	151,136

Engineering & Construction — 0.2%
Cellnex Telecom SA 0.75%(6)	11/20/31	EUR	1,300,000	1,350,027

Total Convertible Corporate Bonds (Cost: $1,791,001)				1,835,407

Total Convertible Securities (Cost: $1,791,001)				1,835,407

COMMON STOCK — 0.0%

Security		Shares		Value
Health Care-Services — 0.0%
ModivCare, Inc.(13)			31,872	197,208

Total Common Stock (Cost: $207,168)				197,208

MONEY MARKET INVESTMENTS — 7.0%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.58%(14)			10,173,312	10,173,312
TCW Central Cash Fund, 3.64%(14),(15)			50,511,803	50,511,803

Total Money Market Investments (Cost: $60,685,115)				60,685,115

PURCHASED OPTIONS(16) (0.0%) (Cost: $61,275)				107,560

Total Investments (114.9%) (Cost: $1,000,247,308)				996,979,608
Net unrealized appreciation/depreciation on Unfunded Commitments(17) (0.0%)				(166)
Liabilities In Excess Of Other Assets (-14.9%)				(129,154,622)

Net Assets (100.0%)				$867,824,820

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
2,739	2-Year U.S. Treasury Note Futures	09/30/26	$564,942,835	$564,597,772	$(345,063)

Short Futures
14	10-Year Australian Bond Futures	09/15/26	$(1,050,253)	$(1,065,142)	$(14,889)
414	10-Year U.S. Treasury Note Futures	09/21/26	(45,805,184)	(46,562,063)	(756,879)
34	3-Year Australian Bond Futures	09/15/26	(2,451,246)	(2,463,733)	(12,487)
761	5-Year U.S. Treasury Note Futures	09/30/26	(81,269,482)	(81,462,672)	(193,190)
111	Euro Schatz Futures	09/08/26	(13,412,910)	(13,446,993)	(34,083)
2	Euro-Bobl Futures	09/08/26	(261,996)	(263,828)	(1,832)
22	Euro-Bund Futures	09/08/26	(3,161,651)	(3,202,932)	(41,281)
4	Long Gilt Futures	09/28/26	(462,003)	(473,616)	(11,613)
80	U.S. Ultra Long Bond Futures	09/21/26	(8,886,729)	(9,292,500)	(405,771)

			$(156,761,454)	$(158,233,479)	$(1,472,025)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (18)
Barclays Capital	GBP	4,653,246	09/11/26	$6,141,928	$6,175,954	$$34,026

SELL (19)
Goldman Sachs & Co.	AUD	6,365,333	09/11/26	$4,382,354	$4,404,329	(21,975)
Citibank N.A.	EUR	14,915,813	09/11/26	17,036,618	17,103,607	(66,989)
Citibank N.A.	GBP	10,600,652	09/11/26	13,985,079	14,069,562	(84,483)

				$35,404,051	$35,577,498	$(173,447)

CREDIT DEFAULT SWAPS

Notional Amount	Implied Credit Spread	Expiration Date	Counterparty	Reference Entity	Fixed Deal Pay Rate	Payment Frequency	Unrealized Appreciation(Depreciation)	Premium (Received)	Value
Credit Default Swaps — Sell Protection
2,255,000	1.000%	6/20/31	Goldman Sachs International	Oracle Corp. 3.25% 11/15/27	1.0%	Quarterly	18,909	(84,340)	(65,431)

CENTRALLY CLEARED — INTEREST RATE SWAP AGREEMENTS

Notional Amount		Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
GBP	32,422,762	06/26/28	Annual	12 -Month SONIA	Annual	4.000%	$(13,536)	$983	$(12,553)
GBP	1,770,980	06/26/28	Annual	12 -Month SONIA	Annual	4.000%	(697)	11	(686)

							$(14,233)	$994	$(13,239)

SWAPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Purchased Swaptions — OTC
5-Year Interest Rate Swap	Barclays Capital	4.06	10/19/26	20,425,000	20,425,000	$107,560	$61,275	$46,285

Written Swaptions — OTC
2-Year Interest Rate Swap	JP Morgan Chase Bank	3.60	07/15/26	(34,786,000)	(34,786,000)	(217)	(28,322)	28,105
2-Year Interest Rate Swap	JP Morgan Chase Bank	4.60	07/15/26	(34,786,000)	(34,786,000)	(1,754)	(61,363)	59,609

Total Written Swaptions						$(1,971)	$(89,685)	$87,714

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
CLO	Collateralized Loan Obligation.
CMT	Constant Maturity Treasury Index.
EUR	Euro Currency.
EURIBOR	Euro Interbank Offered Rate.
GBP	British Pound Sterling.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
PIK	Payment In Kind.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
STACR	Structured Agency Credit Risk.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
USD	United States Dollar.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At June 30, 2026, the value of these securities amounted to $238,882,159 or 27.5% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at June 30, 2026.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(4)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(5)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At June 30, 2026, the value of these securities amounted to $17,634,760 or 2.0% of net assets.
(7)	Perpetual maturity.
(8)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(9)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(10)	Restricted security (Note 4).
(11)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(12)	Security is not accruing interest.
(13)	Non-income producing security.
(14)	Rate disclosed is the 7-day net yield as of June 30, 2026.
(15)	Affiliated issuer.
(16)	See options table for description of purchased options.
(17)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(18)	Fund buys foreign currency, sells USD.
(19)	Fund sells foreign currency, buys USD.
(20)	The value of a credit default swap agreement serves as an indicator of the current status of the payments/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.
(21)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)	June 30, 2026

The summary of the TCW MetWest Low Duration Bond Fund transactions in the affiliated funds for the period ended June 30, 2026 is as follows:

Name of Affiliated Fund	Value at March 31, 2026	Purchases at Cost	Proceeds from Sales	Number of Shares Held June 30, 2026	Value at June 30, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$38,711,802	$449,900,000	$438,100,000	50,511,802	$50,511,802	$318,934	$—	$—	$—

Total					$50,511,802	$318,934	$—	$—	$—

TCW MetWest Low Duration Bond Fund

Fair Valuation Summary (Unaudited)	June 30, 2026

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$248,393,469	$2,251,200	$250,644,669
U.S. Treasury Securities	—	200,902,679	—	200,902,679
Residential Mortgage-Backed Securities—Agency	—	183,000,121	—	183,000,121
Asset-Backed Securities	—	136,969,507	4,396,225	141,365,732
Residential Mortgage-Backed Securities—Non-Agency	—	84,992,358	—	84,992,358
Commercial Mortgage-Backed Securities—Non-Agency	—	48,010,759	—	48,010,759
Bank Loans	—	12,125,974	—	12,125,974
Foreign Government Bonds	—	8,298,651	—	8,298,651
Commercial Mortgage-Backed Securities—Agency	—	4,813,375	—	4,813,375

Total Fixed Income Securities	—	927,506,893	6,647,425	934,154,318

Convertible Securities
Convertible Corporate Bonds	—	1,835,407	—	1,835,407
Equity Securities
Money Market Investments	60,685,115	—	—	60,685,115
Common Stock	—	197,208	—	197,208

Total Equity Securities	60,685,115	197,208	—	60,882,323

Swaptions
Purchased Swaptions—OTC	—	107,560	—	107,560
Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	—	(166)	—	(166)

Total Investments	$60,685,115	$929,646,902	$6,647,425	996,979,442

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	34,026	—	34,026

Total	$60,685,115	$929,680,928	$6,647,425	$997,013,468

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(1,817,088)	$—	$—	$(1,817,088)
Forward Currency Contracts
Foreign Currency Risk	—	(173,447)	—	(173,447)
Swap Agreements
Interest Rate Risk	—	(13,239)	—	(13,239)
Written Swaptions
Interest Rate Risk	—	(1,971)	—	(1,971)

Total	$(1,817,088)	$(188,657)	$—	$(2,005,745)

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 98.3% of Net Assets
ASSET-BACKED SECURITIES — 11.3%
AGL CLO 9 Ltd. Series 2020-9A, Class CR2 5.64% (3 mo. USD Term SOFR + 2.000%)(1),(2)	04/20/37	$100,000	$100,386
Avis Budget Rental Car Funding AESOP LLC Series 2022-1A, Class D 6.36%(1)	08/21/28	100,000	100,327
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class D 7.32%(1)	02/20/28	130,000	130,797
Avis Budget Rental Car Funding AESOP LLC Series 2023-4A, Class D 7.31%(1)	06/20/29	120,000	121,492
Bain Capital Credit CLO Ltd. Class BR 5.22% (3 mo. USD Term SOFR + 1.550%)(1),(2)	07/24/34	125,000	125,249
Ballyrock CLO 19 Ltd. Series 2022-19A, Class CR 6.78% (3 mo. USD Term SOFR + 3.100%)(1),(2)	04/20/35	175,000	172,358
BBAM U.S. CLO VI Ltd. Series 2025-6A, Class SUB 0.00%(1),(3)	01/27/39	100,000	74,315
BCRED CLO LLC Series 2023-1A, Class A 5.98% (3 mo. USD Term SOFR + 2.300%)(1),(2)	01/20/36	250,000	250,203
Blue Stream Issuer LLC Series 2023-1A, Class C 8.90%(1)	05/20/53	135,000	136,694
Carvana Auto Receivables Trust Series 2021-P3, Class R 0.00%(1),(4)	09/11/28	1,000	91,465
Carvana Auto Receivables Trust Series 2022-P3, Class R 0.00%(1),(4)	09/10/29	1,750	108,193
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A, Class A2 6.00%(1)	05/20/55	65,000	65,916
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A, Class C 9.41%(1)	05/20/55	135,000	140,934
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-4A, Class C 8.10%(1)	12/20/55	135,000	138,424
Crystal River CDO Ltd. Series 2005-1A, Class A 4.28% (3 mo. USD Term SOFR + 0.622%)(1),(2)	03/02/46	419,900	39,439
Diamond Infrastructure Funding LLC Series 2021-1A, Class C 3.48%(1)	04/15/49	215,000	212,664
Diamond Issuer LLC Series 2021-1A, Class C 3.79%(1)	11/20/51	100,000	97,479
Dryden 42 Senior Loan Fund Series 2016-42A, Class CR3 5.48% (3 mo. USD Term SOFR + 1.850%)(1),(2)	07/15/37	150,000	150,376
Dryden 68 CLO Ltd. Class CRR 5.47% (3 mo. USD Term SOFR + 1.800%)(1),(2)	07/15/35	125,000	124,384
Dryden 98 CLO Ltd. Class CR 5.58% (3 mo. USD Term SOFR + 1.900%)(1),(2)	04/20/35	125,000	124,027
Elmwood CLO 17 Ltd. Series 2022-4A, Class SUB 4.11%(1),(5)	07/17/37	250,000	132,927
Elmwood CLO 17 Ltd. Series 2022-4AR, Class FR2 0.00% (-3 mo. USD Term SOFR + 6.910%)(1),(2),(6)	07/17/39	42,000	38,640
Elmwood CLO IV Ltd. Series 2020-1A, Class CRR 5.63% (3 mo. USD Term SOFR + 1.950%)(1),(2)	04/18/37	150,000	150,693
Hertz Vehicle Financing III LP Series 2021-2A, Class D 4.34%(1)	12/27/27	150,000	148,986
Hotwire Funding LLC Series 2024-1A, Class C 9.19%(1)	06/20/54	135,000	139,529
KGS-Alpha SBA COOF Trust Series 2015-1, Class A (I/O) 1.42%(1),(5)	10/25/35	361,289	8,073
Lehman XS Trust Class 1A2 4.10% (1 mo. USD Term SOFR + 0.454%)(2),(6)	09/25/36	1,081	—
Madison Park Funding XXXIX Ltd. Series 2021-39A, Class CR 5.71% (3 mo. USD Term SOFR + 2.050%)(1),(2)	10/22/34	250,000	250,075
Madison Park Funding XXXVI Ltd. Series 2019-36A, Class CRR 5.52% (3 mo. USD Term SOFR + 1.850%)(1),(2)	04/15/35	150,000	150,179
Neuberger Berman Loan Advisers CLO 24 Ltd. Series 2021-44A, Class DR 6.33% (3 mo. USD Term SOFR + 2.650%)(1),(2)	10/16/35	85,000	84,422
Neuberger Berman Loan Advisers CLO 56 Ltd. Series 2024-56A, Class SUB 0.00%(1),(3)	07/24/37	250,000	133,562
OCP CLO Ltd. Series 2015-9A, Class SUB 0.00%(1),(3)	01/15/37	325,800	93,298
Octagon 56 Ltd. Series 2021-1A, Class C 5.88% (3 mo. USD Term SOFR + 2.212%)(1),(2)	10/15/34	250,000	249,112
Palmer Square CLO Ltd. Series 2024-3A, Class SUB 0.00%(1),(3)	07/20/37	250,000	143,536
Point Broadband Funding LLC Series 2025-1A, Class C 8.16%(1)	07/20/55	135,000	138,167
RR 20 Ltd. Series 2022-20A, Class CR 6.27% (3 mo. USD Term SOFR + 2.600%)(1),(2)	07/15/37	200,000	197,483
Skyline Aviation, Inc. Class A 3.23%(7)	07/03/38	51,390	48,488
SLC Student Loan Trust Series 2004-1, Class B 4.21% (90 day USD SOFR Average + 0.552%)(2)	08/15/31	83,735	74,199
SLM Student Loan Trust Series 2007-7, Class B 4.68% (90 day USD SOFR Average + 1.012%)(2)	10/27/70	215,000	226,530
SLM Student Loan Trust Series 2008-2, Class B 5.13% (90 day USD SOFR Average + 1.462%)(2)	01/25/83	340,000	369,425

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
SLM Student Loan Trust Series 2008-3, Class B 5.13% (90 day USD SOFR Average + 1.462%)(2)	04/26/83	$340,000	$358,130
SLM Student Loan Trust Series 2008-4, Class B 5.78% (90 day USD SOFR Average + 2.112%)(2)	04/25/73	340,000	364,581
SLM Student Loan Trust Series 2008-5, Class B 5.78% (90 day USD SOFR Average + 2.112%)(2)	07/25/73	235,000	252,627
Structured Receivables Finance LLC Series 2010-A, Class B 7.61%(1)	01/16/46	23,879	23,934
Structured Receivables Finance LLC Series 2010-B, Class B 7.97%(1)	08/15/36	138,737	140,300
Switch ABS Issuer LLC Series 2024-2A, Class C 10.03%(1)	06/25/54	55,000	55,860
U.S. Bank NA Series 2026-SUP1, Class D 5.84% (30 day USD SOFR Average + 2.250%)(1),(2)	06/27/33	120,000	119,643
U.S. Bank NA Series 2026-SUP1, Class E 7.09% (30 day USD SOFR Average + 3.500%)(1),(2)	06/27/33	60,000	59,793

Total Asset-backed Securities (Cost: $7,035,884)			6,657,314

RESIDENTIAL MORTGAGE BACKEDSECURITIES — AGENCY — 18.9%
Federal Home Loan Mortgage Corp., Pool #SD8286 4.00%	01/01/53	101,057	94,873
Federal Home Loan Mortgage Corp., Pool #RQ0093 4.50%(6)	02/01/56	221,113	212,014
Federal Home Loan Mortgage Corp., Pool #SD8323 5.00%	05/01/53	204,468	202,279
Federal Home Loan Mortgage Corp. REMICS Class DI (I/O) 4.00%	10/25/48	275,882	51,283
Federal Home Loan Mortgage Corp. REMICS Class HI (I/O) 4.00%	02/25/47	229,649	38,419
Federal Home Loan Mortgage Corp. REMICS Class IL (I/O) 4.00%	08/25/51	213,364	44,486
Federal Home Loan Mortgage Corp. REMICS Series 3247, Class SI (I/O) (I/F) 0.15% (-30 day USD SOFR Average + 6.536%)(2)	08/15/36	3,763,611	16,581
Federal Home Loan Mortgage Corp. REMICS Series 3289, Class SD (I/O) (I/F) 2.41% (-30 day USD SOFR Average + 6.006%)(2)	03/15/37	359,852	21,115
Federal Home Loan Mortgage Corp. REMICS Series 4141, Class IM (I/O) (PAC) 3.50%	12/15/42	207,539	33,933
Federal Home Loan Mortgage Corp. REMICS Series 5546, Class AS (I/F) 5.06% (-30 day USD SOFR Average + 10.500%)(2)	06/25/55	64,952	61,575
Federal Home Loan Mortgage Corp. REMICS Series 5547, Class S (I/F) 5.13% (-30 day USD SOFR Average + 10.575%)(2)	06/25/55	67,592	65,149
Federal Home Loan Mortgage Corp. REMICS Series 5548, Class S (I/F) 5.62% (-30 day USD SOFR Average + 11.667%)(2)	06/25/55	64,849	62,205
Federal Home Loan Mortgage Corp. REMICS Series 5578, Class SD (I/O) (I/F) 2.27% (-30 day USD SOFR Average + 5.900%)(2)	09/25/55	469,079	39,715
Federal Home Loan Mortgage Corp. STRIPS Series 386, Class C1 (I/O) 2.00%	03/15/52	820,927	103,938
Federal Home Loan Mortgage Corp. STRIPS Series 390, Class C12 (I/O) 4.00%	11/15/52	256,741	56,630
Federal National Mortgage Association, Pool #MA4599 3.00%	05/01/52	404,041	353,876
Federal National Mortgage Association, Pool #MA4626 4.00%	06/01/52	147,618	138,884
Federal National Mortgage Association, Pool #MA5009 5.00%	05/01/53	273,899	270,698
Federal National Mortgage Association Interest STRIPS Series 426, Class C40 (I/O) 2.00%	06/25/51	169,134	22,424
Federal National Mortgage Association Interest STRIPS Series 426, Class C41 (I/O) 2.00%	03/25/51	651,573	82,633
Federal National Mortgage Association Interest STRIPS Series 426, Class C42 (I/O) 2.00%	11/25/50	414,111	54,688
Federal National Mortgage Association Interest STRIPS Series 434, Class C29 (I/O) 2.00%	10/25/52	983,226	123,667
Federal National Mortgage Association Interest STRIPS Series 438, Class C24 (I/O) 4.00%	07/25/53	159,735	34,468
Federal National Mortgage Association Interest STRIPS Series 440, Class C46 (I/O) 4.00%	10/25/53	269,127	58,065
Federal National Mortgage Association REMICS Class AI (I/O) 4.00%	10/25/51	256,597	55,512
Federal National Mortgage Association REMICS Series 2000-45, Class SA (I/O) (I/F) 4.23% (-30 day USD SOFR Average + 7.836%)(2)	12/18/30	183	9
Federal National Mortgage Association REMICS Series 2001-42, Class SB (I/O) (I/F) 8.50% (-30 day USD SOFR Average + 126.168%)(2)	09/25/31	76	80
Federal National Mortgage Association REMICS Series 2003-124, Class TS (I/O) (I/F) 9.80% (-30 day USD SOFR Average + 99.197%)(2)	01/25/34	1,280	1,389
Federal National Mortgage Association REMICS Series 2006-125, Class SM (I/O) (I/F) 3.46% (-30 day USD SOFR Average + 7.086%)(2)	01/25/37	266,739	22,902

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Federal National Mortgage Association REMICS Series 2008-50, Class SA (I/O) (I/F) 2.31% (-30 day USD SOFR Average + 5.936%)(2)	11/25/36		$297,185	$21,577
Federal National Mortgage Association REMICS Series 2010-43, Class KS (I/O) (I/F) 2.68% (-30 day USD SOFR Average + 6.306%)(2)	05/25/40		310,413	30,421
Federal National Mortgage Association REMICS Series 2024-81, Class SE (I/O) (I/F) 1.72% (-30 day USD SOFR Average + 5.350%)(2)	07/25/54		1,130,511	59,342
Government National Mortgage Association, Pool #MA8346 4.00%	10/20/52		296,995	280,317
Government National Mortgage Association REMICS Series 2013-25, Class SA (I/O) (I/F) 2.45% (-1 mo. USD Term SOFR + 6.086%)(2)	02/20/43		895,111	94,769
Government National Mortgage Association REMICS Series 2024-159, Class XS (I/O) (I/F) 1.89% (-30 day USD SOFR Average + 5.500%)(2)	10/20/54		990,628	66,805
Government National Mortgage Association, TBA 4.00%(8)	06/01/55		925,000	859,548
Uniform Mortgage-Backed Security, TBA 2.00%(8)	10/01/51		800,000	638,936
2.50%(8)	10/01/51		1,025,000	856,635
3.00%(8)	12/01/51		275,000	239,797
3.50%(8)	12/01/51		1,975,000	1,793,018
4.00%(8)	06/01/55		925,000	864,525
4.50%(8)	02/01/56		1,425,000	1,365,736
5.00%(8)	01/01/56		925,000	908,849
5.50%(8)	02/01/56		675,000	677,214

Total Residential Mortgage-backed Securities — Agency (Cost: $11,245,762)				11,080,979

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 11.8%
1211 Avenue of the Americas Trust Series 2015-1211, Class B 4.23%(1),(5)	08/10/35		150,000	144,342
1211 Avenue of the Americas Trust Series 2015-1211, Class C 4.28%(1),(5)	08/10/35		150,000	143,977
245 Park Avenue Trust Series 2017-245P, Class E 3.78%(1),(5)	06/05/37		170,000	165,779
280 Park Avenue Mortgage Trust Series 2017-280P, Class E 6.03% (1 mo. USD Term SOFR + 2.419%)(1),(2)	09/15/34		150,000	149,193
ALA Trust Series 2025-OANA, Class C 5.72% (1 mo. USD Term SOFR + 2.092%)(1),(2)	06/15/40		130,000	130,715
AMSR Trust Series 2021-SFR3, Class F 3.23%(1)	10/17/38		120,000	118,901
AMSR Trust Series 2025-SFR1, Class E2 3.66%(1)	06/17/42		100,000	91,884
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class XE (I/O) 1.25%(1),(5)	09/15/48		1,500,000	416
BX Commercial Mortgage Trust Series 2025-BCAT, Class D 6.28% (1 mo. USD Term SOFR + 2.650%)(1),(2)	08/15/42		140,000	140,884
BX Commercial Mortgage Trust Series 2025-JDI, Class D 6.03% (1 mo. USD Term SOFR + 2.400%)(1),(2)	11/15/42		129,987	130,915
BX Trust Series 2021-LBA, Class DV 5.59% (1 mo. USD Term SOFR + 1.964%)(1),(2)	02/15/36		203,000	202,916
BX Trust Series 2025-VLT6, Class E 6.82% (1 mo. USD Term SOFR + 3.191%)(1),(2)	03/15/42		129,000	128,690
BXHPP Trust Series 2021-FILM, Class D 5.24% (1 mo. USD Term SOFR + 1.614%)(1),(2)	08/15/36		100,000	86,462
Citigroup Commercial Mortgage Trust Series 2016-P4, Class XA (I/O) 1.65%(5)	07/10/49		569,545	26
Citigroup Commercial Mortgage Trust Series 2020-555, Class G 3.62%(1),(5)	12/10/41		200,000	170,003
COBALT CMBS Commercial Mortgage Trust Series 2007-C2, Class X (I/O) 0.65%(1),(5)	04/15/47		269,883	468
COMM Mortgage Trust Series 2013-CR12, Class XA (I/O) 0.38%(5)	10/10/46		71,107	1
CoreVest American Finance Trust Series 2020-1, Class A2 2.30%(1)	03/15/50		46,867	44,396
CSMC Trust Series 2014-USA, Class X1 (I/O) 0.69%(1),(5)	09/15/37		9,783,817	74,890
FirstKey Homes Trust Series 2021-SFR1, Class F2 3.45%(1)	08/17/38		180,000	179,277
FirstKey Homes Trust Series 2022-SFR1, Class D 5.20%(1)	05/19/39		350,000	347,473
FRTKL Group, Inc. Series 2021-SFR1, Class G 4.11%(1)	09/17/38		300,000	297,392
Hilton USA Trust Series 2016-HHV, Class F 4.33%(1),(5)	11/05/38		170,000	168,416
Idun European Loan Conduit No. 42 Sarl Series 42A, Class D 0.00% (-3 mo. EUR EURIBOR + 2.900%)(1),(2),(6)	07/28/38	EUR	110,000	125,762
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class XA (I/O) 1.40%(5)	09/15/47		354,853	6
JPMBB Commercial Mortgage Securities Trust Series 2014-C25, Class XA (I/O) 0.54%(5)	11/15/47		753,432	3,063
JPMDB Commercial Mortgage Securities Trust Series 2018-C8, Class XEF (I/O) 1.91%(1),(5)	06/15/51		1,157,000	32,464
KRE Commercial Mortgage Trust Series 2025-AIP4, Class E 6.63% (1 mo. USD Term SOFR + 3.000%)(1),(2)	03/15/42		121,469	121,883
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class XA (I/O) 1.29%(1),(5)	02/15/36		1,296,412	23,931
Manhattan West Mortgage Trust Series 2020-1MW, Class D 2.41%(1),(5)	09/10/39		150,000	144,077

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
MKT Mortgage Trust Series 2020-525M, Class D 3.04%(1),(5)	02/12/40		$120,000	$100,767
MLTI Trust Series 2026-MLTI, Class C10 5.42% (1 mo. USD Term SOFR + 1.800%)(1),(2)	06/15/31		150,000	150,724
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class XB (I/O) 0.13%(1),(5)	05/15/46		6,265,947	834
Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class E 4.46%(1),(5)	01/15/43		180,000	160,502
New Residential Mortgage Loan Trust Series 2022-SFR1, Class I 6.39%(1)	02/17/39		100,000	98,546
NXPT Commercial Mortgage Trust Series 2024-STOR, Class E 6.93%(1),(5)	11/05/41		144,000	142,953
NYC Commercial Mortgage Trust Series 2025-3BP, Class D 6.07% (1 mo. USD Term SOFR + 2.441%)(1),(2)	02/15/42		135,000	135,591
NYO Commercial Mortgage Trust Series 2021-1290, Class C 5.74% (1 mo. USD Term SOFR + 2.109%)(1),(2)	11/15/38		100,000	99,763
NYO Commercial Mortgage Trust Series 2021-1290, Class D 6.29% (1 mo. USD Term SOFR + 2.659%)(1),(2)	11/15/38		140,000	139,579
PCY Trust Series 2026-FCMT, Class D 6.92%(1),(5)	04/05/41		130,000	131,522
Progress Residential Trust Series 2021-SFR10, Class H 5.23%(1)	12/17/40		231,194	224,359
Progress Residential Trust Series 2021-SFR6, Class G 4.00%(1)	07/17/38		250,000	249,388
Progress Residential Trust Series 2021-SFR7, Class F 3.83%(1)	08/17/40		220,000	208,379
Progress Residential Trust Series 2022-SFR1, Class F 4.88%(1)	02/17/41		130,000	125,353
RIDE Series 2025-SHRE, Class D 6.97% (1),(5)	02/14/47		100,000	100,829
ROCK Trust Series 2024-CNTR, Class D 7.11%(1)	11/13/41		140,000	145,213
Sage AR Funding Series 2026-2A, Class C 6.48% (1 day GBP SONIA + 2.750%)(1),(2)	08/18/38	GBP	100,000	132,889
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D 4.53%(1),(5)	01/05/43		200,000	147,641
SFO Commercial Mortgage Trust Series 2021-555, Class B 5.49% (1 mo. USD Term SOFR + 1.864%)(1),(2)	05/15/38		150,000	150,016
SMRT Commercial Mortgage Trust Series 2022-MINI, Class E 6.33% (1 mo. USD Term SOFR + 2.700%)(1),(2)	01/15/39		100,000	99,852
SMRT Commercial Mortgage Trust Series 2022-MINI, Class F 6.98% (1 mo. USD Term SOFR + 3.350%)(1),(2)	01/15/39		150,000	149,514
SWCH Commercial Mortgage Trust Series 2025-DATA, Class E 6.97% (1 mo. USD Term SOFR + 3.340%)(1),(2)	02/15/42		200,000	198,305
TCO Commercial Mortgage Trust Series 2024-DPM, Class D 6.37% (1 mo. USD Term SOFR + 2.741%)(1),(2)	12/15/39		130,000	130,426
U.K. Logistics DAC Series 2025-1A, Class E 9.25% (1 day GBP SONIA + 5.500%)(1),(2)	05/17/35	GBP	68,153	90,814
U.K. Logistics DAC Series 2026-2A, Class D 6.58% (1 day GBP SONIA + 2.850%)(1),(2)	08/15/36	GBP	100,000	133,084
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class XA (I/O) 0.00%(3)	07/15/58		72,243	1
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6, Class XA (I/O) 1.52%(5)	11/15/49		666,675	31
Wells Fargo Commercial Mortgage Trust Series 2026-1250B, Class D 6.59%(1),(5)	03/10/41		115,000	114,719
WFRBS Commercial Mortgage Trust Series 2013-C14, Class XA (I/O) 0.46%(5)	06/15/46		21,346	—

Total Commercial Mortgage-backed Securities — Non-agency (Cost: $7,170,342)				6,930,196

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.6%
Federal Home Loan Mortgage Corp. Multifamily PC REMIC Trust Series 2019-P002, Class X (I/O) 1.14%(5)	07/25/33		535,000	26,449
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KC04, Class X1 (I/O) 1.43%(5)	12/25/26		971,988	5,375
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KC05, Class X1 (I/O) 1.26%(5)	06/25/27		872,976	6,423
Federal National Mortgage Association-ACES Series 2016-M11, Class X2 (ACES) (I/O) 3.02%(5)	07/25/39		167,579	2,995
FREMF Mortgage Trust Series 2017-K66, Class X2A (I/O) 0.10%(1)	06/25/27		38,891,648	21,597
Government National Mortgage Association Series 2010-148 (I/O) 0.30%(5)	09/16/50		1,232,632	12,379
Government National Mortgage Association Series 2012-123 (I/O) 0.60%(5)	12/16/51		1,576,654	25,155
Government National Mortgage Association Series 2012-125 (I/O) 0.16%(5)	02/16/53		5,322,284	30,225
Government National Mortgage Association Series 2012-27 (I/O) 0.19%(5)	04/16/53		2,430,429	6,787
Government National Mortgage Association Series 2013-156 (I/O) 0.21%(5)	06/16/55		3,195,277	11,055
Government National Mortgage Association Series 2013-163 (I/O) 1.01%(5)	02/16/46		671,211	8,034

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Government National Mortgage Association Series 2013-63 (I/O) 0.71%(5)	09/16/51	$2,348,456	$53,112
Government National Mortgage Association Series 2013-74 (I/O) 0.45%(5)	12/16/53	317,690	2,374
Government National Mortgage Association Series 2014-103 (I/O) 0.18%(5)	05/16/55	793,881	3,773
Government National Mortgage Association Series 2014-125 (I/O) 0.88%(5)	11/16/54	317,104	7,848
Government National Mortgage Association Series 2015-47 (I/O) 0.35%(5)	10/16/56	482,695	5,490
Government National Mortgage Association Series 2020-184 (I/O) 0.91%(5)	11/16/60	2,134,543	143,338

Total Commercial Mortgage-backed Securities — Agency (Cost: $919,440)			372,409

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 24.5%
ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A2D 4.52% (1 mo. USD Term SOFR + 0.874%)(2)	03/25/37	336,100	136,137
ACE Securities Corp. Home Equity Loan Trust Series 2007-HE1, Class A1 4.06% (1 mo. USD Term SOFR + 0.414%)(2)	01/25/37	514,172	278,963
Ajax Mortgage Loan Trust Series 2021-C, Class A 6.12%(1)	01/25/61	141,819	142,041
American Home Mortgage Assets Trust Series 2007-1, Class A1 4.44% (1 yr. MTA + 0.700%)(2)	02/25/47	690,581	230,314
Angel Oak Mortgage Trust Series 2024-11, Class M1A 6.58%(1),(5)	08/25/69	200,000	201,964
Banc of America Funding Corp. Series 2015-R3, Class 1A2 4.44%(1),(5)	03/27/36	303,018	256,412
Banc of America Funding Trust Class T2A3 5.69%(5)	10/25/36	167,410	155,468
Banc of America Funding Trust Series 2014-R5, Class 1A2 3.66% (6 mo. USD Term SOFR + 1.928%)(1),(2)	09/26/45	197,346	139,602
Braccan Mortgage Funding PLC Series 2025-2X, Class X 6.97% (1 day GBP SONIA + 3.220%)(2),(9)	01/17/68	GBP 85,634	114,008
Braccan Mortgage Funding PLC Series 2026-1X, Class X 6.53% (1 day GBP SONIA + 2.780%)(2),(9)	04/17/68	GBP 100,000	133,713
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2C 3.43%	02/25/37	186,609	105,634
Carrington Mortgage Loan Trust Series 2006-NC4, Class A4 4.24% (1 mo. USD Term SOFR + 0.594%)(2)	10/25/36	175,000	155,315
Carrington Mortgage Loan Trust Series 2007-RFC1, Class A3 4.04% (1 mo. USD Term SOFR + 0.394%)(2)	12/25/36	52,197	51,391
CIM Trust Series 2020-R6, Class A1 2.25%(1),(5)	12/25/60	223,945	204,296
CIM Trust Series 2021-R1, Class A2 2.40%(1),(5)	08/25/56	209,444	191,297
CIM Trust Series 2021-R3, Class A1A 1.95%(1),(5)	06/25/57	109,586	101,842
CIM Trust Series 2021-R5, Class A1B 2.00%(1),(5)	08/25/61	115,000	78,400
CIM Trust Series 2025-R1, Class A1 5.00%(1)	02/25/99	174,931	173,258
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2, Class AF6A 6.13%	08/25/35	236,035	219,543
COLT Mortgage Loan Trust Series 2021-2, Class A1 0.92%(1),(5)	08/25/66	71,692	61,338
Conseco Finance Corp. Series 1999-5, Class A5 7.86%(5)	03/01/30	67,665	14,547
Countrywide Alternative Loan Trust Series 2005-10CB, Class 1A8 5.50%	05/25/35	241,194	192,309
Countrywide Alternative Loan Trust Series 2005-59, Class 1A1 4.42% (1 mo. USD Term SOFR + 0.774%)(2)	11/20/35	248,166	236,542
Countrywide Alternative Loan Trust Series 2007-15CB, Class A7 6.00%	07/25/37	428,388	243,149
Credit Suisse First Boston Mortgage Securities Corp. Series 98-1, Class A4 6.49%	09/25/28	5,741	5,738
Credit Suisse First Boston Mortgage Securities Corp. Series 98-1, Class A5 6.96%(5)	09/25/28	13,837	13,854
Cross Mortgage Trust Series 2026-NQM8, Class B1 6.94%(1),(5),(6)	07/25/71	100,000	99,226
CSMC Mortgage-Backed Trust Series 2007-5, Class 1A9 7.00%(5)	08/25/37	425,357	223,582
CSMC Trust Series 2015-12R, Class 2A2 3.51%(1),(5)	11/30/37	66,113	61,419
CSMC Trust Series 2021-RPL4, Class A1 4.15%(1),(5)	12/27/60	154,844	154,454
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-AR3, Class 2A5 4.16% (1 mo. USD Term SOFR + 0.514%)(2)	06/25/37	221,838	200,461
Ellington Financial Mortgage Trust Series 2021-3, Class A1 1.24%(1),(5)	09/25/66	61,730	51,332
Ellington Financial Mortgage Trust Series 2025-NQM1, Class B1B 7.43%(1),(5)	01/25/70	190,000	189,854
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA7, Class B2 11.43% (30 day USD SOFR Average + 7.800%)(1),(2)	11/25/41	140,000	143,494
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3, Class B2 9.88% (30 day USD SOFR Average + 6.250%)(1),(2)	09/25/41	200,000	202,096

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R06, Class 2B1 7.49% (30 day USD SOFR Average + 3.864%)(1),(2)	09/25/39	$50,320	$50,595
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1B2 9.63% (30 day USD SOFR Average + 6.000%)(1),(2)	10/25/41	195,000	197,805
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1B2 9.13% (30 day USD SOFR Average + 5.500%)(1),(2)	12/25/41	185,000	188,535
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01, Class 1B2 9.63% (30 day USD SOFR Average + 6.000%)(1),(2)	12/25/41	200,000	204,345
First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2B 3.98% (1 mo. USD Term SOFR + 0.334%)(2)	12/25/37	219,596	204,153
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2B 3.96% (1 mo. USD Term SOFR + 0.314%)(2)	03/25/37	472,841	222,724
Fremont Home Loan Trust Series 2005-A, Class M4 4.78% (1 mo. USD Term SOFR + 1.134%)(2)	01/25/35	283,936	259,443
GCAT Trust Series 2026-NQM3, Class B1 6.61%(1),(5)	04/25/71	120,000	118,994
GMACM Mortgage Loan Trust Series 2006-AR1, Class 1A1 3.70%(5)	04/19/36	143,798	118,811
GreenPoint MTA Trust Series 2005-AR1, Class A2 4.20% (1 mo. USD Term SOFR + 0.554%)(2)	06/25/45	46,559	40,129
GSAA Home Equity Trust Series 2006-1, Class A3 4.42% (1 mo. USD Term SOFR + 0.774%)(2)	01/25/36	605,799	242,481
GSAA Home Equity Trust Series 2006-10, Class AF3 5.98%(5)	06/25/36	545,628	117,961
GSAA Home Equity Trust Series 2006-6, Class AF3 5.73%(5)	03/25/36	485,512	127,976
GSAA Trust Series 2006-7, Class AF3 6.72%	03/25/46	617,701	209,533
GSAMP Trust Series 2007-NC1, Class A2C 4.06% (1 mo. USD Term SOFR + 0.414%)(2)	12/25/46	222,271	109,750
HarborView Mortgage Loan Trust Class 1A1A 4.65% (1 yr. MTA + 0.910%)(2)	07/19/47	304,033	90,582
HarborView Mortgage Loan Trust Series 2005-3, Class 1A 4.27% (1 mo. USD Term SOFR + 0.634%)(2)	06/19/35	263,414	128,526
HarborView Mortgage Loan Trust Series 2006-4, Class 1A1A 4.11% (1 mo. USD Term SOFR + 0.474%)(2)	05/19/46	568,605	279,847
HOMES Trust Series 2026-NQM3, Class B1 6.74%(1),(5)	04/27/71	120,000	119,793
HSI Asset Loan Obligation Trust Series 2007-2, Class 2A12 6.00%	09/25/37	132,149	85,887
HSI Asset Securitization Corp. Trust Series 2007-OPT1, Class 1A 3.90% (1 mo. USD Term SOFR + 0.254%)(2)	12/25/36	165,927	146,730
Impac CMB Trust Series 2004-6, Class 1A2 4.54% (1 mo. USD Term SOFR + 0.894%)(2)	10/25/34	10,297	10,312
IndyMac INDX Mortgage Loan Trust Series 2005-AR25, Class 2A1 3.70%(5)	12/25/35	175,680	151,705
IndyMac INDX Mortgage Loan Trust Series 2007-AR5, Class 2A1 3.27%(5)	05/25/37	162,815	138,823
IndyMac Manufactured Housing Contract Pass-Through Certificates Series 1997-1, Class A3 6.61%	02/25/28	21,906	21,945
IndyMac Manufactured Housing Contract Pass-Through Certificates Series 1997-1, Class A4 6.75%	02/25/28	9,222	9,240
JPMorgan Mortgage Trust Series 2025-NQM4, Class B1 6.69%(1),(5)	03/25/66	100,000	99,469
Knock Issuer Trust Series 2025-1, Class A1 7.12%(1)	02/25/30	150,000	150,777
Long Beach Mortgage Loan Trust Series 2006-9, Class 2A3 4.08% (1 mo. USD Term SOFR + 0.434%)(2)	10/25/36	370,197	114,634
Luminent Mortgage Trust Series 2006-5, Class A1A 4.14% (1 mo. USD Term SOFR + 0.494%)(2)	07/25/36	220,677	131,011
MASTR Adjustable Rate Mortgages Trust Series 2007-1, Class I1A 4.15% (1 mo. USD Term SOFR + 0.504%)(2)	01/25/47	406,354	156,430
MASTR Adjustable Rate Mortgages Trust Series 2007-2, Class A1 4.06% (1 mo. USD Term SOFR + 0.414%)(2)	03/25/47	159,522	149,664
MASTR Alternative Loan Trust Series 2006-2, Class 2A1 4.16% (1 mo. USD Term SOFR + 0.514%)(2)	03/25/36	2,376,886	192,960
MASTR Asset-Backed Securities Trust Series 2007-HE1, Class A3 4.18% (1 mo. USD Term SOFR + 0.534%)(2)	05/25/37	66,062	64,493
MASTR Asset-Backed Securities Trust Series 2007-HE1, Class A4 4.32% (1 mo. USD Term SOFR + 0.674%)(2)	05/25/37	300,000	260,447

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2, Class A2B 4.10% (1 mo. USD Term SOFR + 0.454%)(2)	05/25/37		$174,895	$132,147
Merrill Lynch Mortgage Investors Trust Series 2006-RM2, Class A1A 4.13% (1 mo. USD Term SOFR + 0.484%)(2)	05/25/37		406,541	115,057
Mid-State Capital Corp. Trust Series 2005-1, Class A 5.75%	01/15/40		2,250	2,247
Mid-State Trust XI Series 11, Class B 8.22%	07/15/38		502	505
Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE4, Class A3 4.06% (1 mo. USD Term SOFR + 0.414%)(2)	06/25/36		532,302	259,758
Morgan Stanley Home Equity Loan Trust Series 2007-1, Class A3 3.90% (1 mo. USD Term SOFR + 0.254%)(2)	12/25/36		537,258	253,940
Morgan Stanley Mortgage Loan Trust Series 2004-7AR, Class 2A4 4.81%(5)	09/25/34		43,299	42,477
Morgan Stanley Mortgage Loan Trust Series 2006-15XS, Class A4A 6.70%	11/25/36		407,036	84,216
Morgan Stanley Mortgage Loan Trust Series 2007-11AR, Class 2A3 2.80%(5)	06/25/37		271,952	151,360
New Residential Mortgage Loan Trust Series 2022-NQM2, Class A2 3.70%(1),(5)	03/27/62		250,000	204,958
Nomura Resecuritization Trust Series 2015-4R, Class 2A2 4.43% (1 mo. USD Term SOFR + 0.420%)(1),(2)	10/26/36		242,152	220,105
Option One Mortgage Loan Trust Series 2006-3, Class 1A1 4.04% (1 mo. USD Term SOFR + 0.394%)(2)	02/25/37		154,446	102,098
Pretium Mortgage Credit Partners LLC Series 2025-NPL6, Class A1 5.74%(1)	06/25/55		163,782	164,046
PRPM LLC Series 2024-RPL1, Class B1 4.24%(1),(5)	12/25/64		280,000	270,780
RALI Trust Series 2005-QA3, Class NB1 3.68%(5)	03/25/35		99,987	55,452
RALI Trust Series 2006-QS5, Class A6 6.00%	05/25/36		191,158	169,899
RALI Trust Series 2007-QS1, Class 1A5 4.31% (1 mo. USD Term SOFR + 0.664%)(2)	01/25/37		242,278	184,503
Reneu Redi Q-1 Trust Series 2026-RTL1, Class A1 5.89%(1)	06/25/41		145,000	145,122
Residential Asset Securities Corporation Trust Series 2005-KS11, Class M3 4.42% (1 mo. USD Term SOFR + 0.774%)(2)	12/25/35		124,311	121,375
SG Mortgage Securities Trust Series 2006-OPT2, Class A3D 4.18% (1 mo. USD Term SOFR + 0.534%)(2)	10/25/36		250,000	206,242
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 2A 4.56%(5)	09/25/34		37,544	36,762
Structured Asset Mortgage Investments II Trust Series 2005-AR8, Class A1B 3.93% (1 mo. USD Term SOFR + 0.284%)(2)	02/25/36		245,020	208,939
Structured Asset Mortgage Investments II Trust Series 2006-AR7, Class A1A 4.18% (1 mo. USD Term SOFR + 0.534%)(2)	08/25/36		301,791	254,353
Terwin Mortgage Trust Series 2004-7HE, Class A1 4.86% (1 mo. USD Term SOFR + 1.214%)(1),(2)	07/25/34		37,117	36,562
Together Asset-Backed Securitisation PLC Series 2024-2ND1A, Class E 8.46% (1 day GBP SONIA + 4.730%)(1),(2)	08/20/55	GBP	106,000	144,713
Towd Point Mortgage Trust Series 2019-HY2, Class M2 5.66% (1 mo. USD Term SOFR + 2.014%)(1),(2)	05/25/58		210,000	211,248
TRK Trust Series 2021-INV2, Class A1 1.97%(1),(5)	11/25/56		160,555	143,563
Twin Bridges PLC Series 2026-1A, Class X 0.00% (-1 day GBP SONIA + 2.470%)(1),(2),(6)	10/17/71	GBP	100,000	133,257
WaMu Asset-Backed Certificates Trust Series 2007-HE1, Class 2A4 4.22% (1 mo. USD Term SOFR + 0.574%)(2)	01/25/37		477,193	214,138

Total Residential Mortgage-backed Securities — Non-agency (Cost: $16,797,406)				14,349,325

CORPORATE BONDS — 20.7%

Aerospace & Defense — 0.2%
TransDigm, Inc.
6.00%(1)	01/15/33		100,000	101,066
6.13%(1)	07/31/34		40,000	39,988

				141,054

Agriculture — 0.4%
Altria Group, Inc. 4.88%	02/04/28		55,000	55,269
BAT Capital Corp. (United Kingdom) 2.73%	03/25/31		25,000	22,848
Imperial Brands Finance PLC (United Kingdom)
4.50%(1)	06/30/28		90,000	89,770
6.13%(1)	07/27/27		70,000	71,081

				238,968

Airlines — 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%(1)	04/20/29		40,000	40,097
JetBlue Pass-Through Trust Series 2020-1, Class A 4.00%	05/15/34		64,010	60,522

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
Airlines (Continued)
United Airlines Pass-Through Trust Series 2023-1, Class A 5.80%	07/15/37		$81,957	$85,097

				185,716

Auto Parts & Equipment — 0.0%
IHO Verwaltungs GmbH (7.38% Cash or 8.12% PIK) 7.38%(1)	05/15/33		15,000	15,607

Banks — 2.3%
Bank of America Corp.
1.73% (1 day USD SOFR + 0.960%)(2)	07/22/27		50,000	49,924
1.92% (1 day USD SOFR + 1.370%)(2)	10/24/31		135,000	119,816
3.42% (3 mo. USD Term SOFR + 1.302%)(2)	12/20/28		35,000	34,418
3.82% (3 mo. USD Term SOFR + 1.837%)(2)	01/20/28		110,000	109,626
4.38% (5 yr. CMT + 2.760%)(2),(10)	01/27/27		15,000	14,941
Citigroup, Inc.
2.52% (1 day USD SOFR + 1.177%)(2)	11/03/32		140,000	124,092
6.63% (5 yr. CMT + 3.001%)(2),(10)	02/15/31		95,000	96,754
Goldman Sachs Group, Inc. 1.54% (1 day USD SOFR + 0.818%)(2)	09/10/27		235,000	233,684
JPMorgan Chase & Co.
2.07% (1 day USD SOFR + 1.015%)(2)	06/01/29		205,000	195,533
4.98% (1 day USD SOFR + 0.930%)(2)	07/22/28		60,000	60,268
Morgan Stanley
1.93% (1 day USD SOFR + 1.020%)(2)	04/28/32		35,000	30,441
2.24% (1 day USD SOFR + 1.178%)(2)	07/21/32		50,000	43,870
Morgan Stanley Bank NA 4.79% (1 Day USD SOFR Index + 0.974%)(2)	05/10/30		65,000	65,058
Morgan Stanley Private Bank NA 4.47% (1 day USD SOFR + 0.770%)(2)	07/06/28		5,000	4,997
PNC Financial Services Group, Inc. 3.40% (5 yr. CMT + 2.595%)(2),(10)	09/15/26		15,000	14,935
U.S. Bancorp 5.08% (1 day USD SOFR + 1.296%)(2)	05/15/31		20,000	20,223
Wells Fargo & Co.
2.39% (1 day USD SOFR + 2.100%)(2)	06/02/28		45,000	44,109
4.90% (1 day USD SOFR + 2.100%)(2)	07/25/33		100,000	99,300

				1,361,989

Beverages — 0.2%
Becle SAB de CV (Mexico) 2.50%(1)	10/14/31		105,000	90,283

Building Materials — 0.1%
JH North America Holdings, Inc. 6.13%(1)	07/31/32		55,000	55,517

Chemicals — 0.3%
International Flavors & Fragrances, Inc.
1.83%(1)	10/15/27		110,000	106,228
2.30%(1)	11/01/30		66,000	59,572
3.27%(1)	11/15/40		5,000	3,808

				169,608

Commercial Services — 0.9%
Albion Financing 1 Sarl/Aggreko Holdings, Inc. (Luxemburg) 7.00%(1)	05/21/30		15,000	15,548
Dalrymple Bay Finance Pty. Ltd. (Australia) 6.23%	03/24/31	AUD	20,000	14,141
EquipmentShare.com, Inc. 7.13%(1),(6)	07/01/34		12,000	11,799
Global Payments, Inc. 4.50%	11/15/28		75,000	74,118
Grand Canyon University 5.13%	10/01/28		35,000	34,585
RAC Bond Co. PLC (United Kingdom) 8.25%(9)	05/06/46		GBP 100,000	140,663
Raven Acquisition Holdings LLC 6.88%(1)	11/15/31		15,000	14,671
Rollins, Inc. 5.25%	02/24/35		100,000	99,981
Upbound Group, Inc. 6.38%(1)	02/15/29		25,000	24,807
VT Topco, Inc. 8.50%(1)	08/15/30		45,000	45,776
WestConnex Finance Co. Pty. Ltd. (Australia)
5.94%	04/30/32	AUD	30,000	21,017
6.41%	04/30/36	AUD	10,000	7,053

				504,159

Computers — 0.4%
Dell International LLC/EMC Corp.
4.50%	02/15/31		25,000	24,670
4.75%	04/01/28		100,000	100,313
5.00%	04/01/30		60,000	60,538
Gartner, Inc. 3.75%(1)	10/01/30		10,000	9,162
NCR Voyix Corp. 5.13%(1)	04/15/29		33,000	32,228

				226,911

Cosmetics/Personal Care — 0.2%
Edgewell Personal Care Co. 5.50%(1)	06/01/28		32,000	31,981
Opal Bidco SAS (France) 6.50%(1)	03/31/32		35,000	35,748
Perrigo Finance Unlimited Co. 6.13%	09/30/32		70,000	67,019

				134,748

Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 5.75%	06/06/28		35,000	35,689
American Express Co. 3.55% (5 yr. CMT + 2.854%)(2),(10)	09/15/26		15,000	14,942
Avolon Holdings Funding Ltd. (Ireland)
2.53%(1)	11/18/27		82,000	79,639
3.25%(1)	02/15/27		15,000	14,891
First Eagle Holdings, Inc. 7.25%(1)	08/15/32		55,000	55,465

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
Diversified Financial Services (Continued)
GGAM Finance Ltd. (Ireland) 8.00%(1)	06/15/28		$25,000	$25,909
Jane Street Group/JSG Finance, Inc. 6.13%(1)	11/01/32		50,000	50,049

				276,584

Electric — 1.8%
Alliant Energy Corp. 5.75% (5 yr. CMT + 2.077%)(2)	04/01/56		130,000	128,602
Alliant Energy Finance LLC 3.60%(1)	03/01/32		55,000	51,091
Alpha Generation LLC 6.25%(1)	01/15/34		45,000	44,315
American Electric Power Co., Inc. 5.80% (5 yr. CMT + 2.128%)(2)	03/15/56		180,000	179,040
Ausgrid Finance Pty. Ltd. (Australia) 5.95%(9)	12/10/35	AUD	30,000	20,712
CenterPoint Energy, Inc. 5.95% (5 yr. CMT + 2.223%)(2)	04/01/56		75,000	74,932
Dominion Energy, Inc. 6.00% (5 yr. CMT + 2.262%)(2)	02/15/56		90,000	90,346
Electricite de France SA 4.75%(9)	06/17/44	EUR	100,000	115,982
Entergy Corp. 5.88% (5 yr. CMT + 2.179%)(2)	06/15/56		45,000	45,027
Entergy Texas, Inc. 3.45%	12/01/27		150,000	147,201
FirstEnergy Transmission LLC 2.87%(1)	09/15/28		39,000	37,475
Southwestern Electric Power Co. 5.20%	04/01/36		70,000	69,107
Vistra Operations Co. LLC 6.88%(1)	04/15/32		25,000	25,912

				1,029,742

Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc. 6.00%(1)	09/15/33		35,000	33,713

Engineering & Construction — 0.0%
Sydney Airport Finance Co. Pty. Ltd. (Australia) 5.90%(9)	04/19/34	AUD	10,000	6,966

Entertainment — 0.5%
Caesars Entertainment, Inc.
6.00%(1)	10/15/32		15,000	13,608
6.50%(1)	02/15/32		35,000	34,136
Great Canadian Gaming Corp./Raptor LLC (Canada) 8.75%(1)	11/15/29		17,000	17,027
Penn Entertainment, Inc. 4.13%(1)	07/01/29		79,000	75,776
Pioneer Opco LLC 7.00%(1)	05/15/33		30,000	30,588
Rivers Enterprise Borrower LLC 6.25%(1)	10/15/30		55,000	55,753
Voyager Parent LLC 9.25%(1)	07/01/32		48,000	50,800

				277,688

Environmental Control — 0.2%
GFL Environmental Holdings U.S., Inc. 5.63%(1)	07/01/31		58,000	58,038
GFL Environmental, Inc. 4.00%(1)	08/01/28		30,000	29,325

				87,363

Food — 0.4%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 6.75%	03/15/34		5,000	5,448
Pilgrim’s Pride Corp.
3.50%	03/01/32		88,000	80,138
4.25%	04/15/31		25,000	23,992
6.25%	07/01/33		32,000	33,407
Post Holdings, Inc. 4.63%(1)	04/15/30		65,000	62,833
Smithfield Foods, Inc. 2.63%(1)	09/13/31		45,000	39,750

				245,568

Gas — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp. 9.50%(1)	06/01/30		67,000	71,934
NiSource, Inc. 5.75% (5 yr. CMT + 2.035%)(2)	07/15/56		90,000	89,945
Northwest Natural Holding Co. 7.00% (5 yr. CMT + 2.701%)(2)	09/15/55		130,000	135,032

				296,911

Health Care-Products — 0.4%
Medline Borrower LP 3.88%(1)	04/01/29		175,000	169,972
Teleflex, Inc. 5.88%(1)	01/15/32		40,000	40,333

				210,305

Health Care-Services — 0.5%
Charlotte Buyer, Inc. 8.00%(1)	06/30/31		29,000	29,387
Fresenius Medical Care U.S. Finance III, Inc. (Germany) 1.88%(1)	12/01/26		30,000	29,662
HCA, Inc. 5.63%	09/01/28		14,000	14,220
Kedrion SpA (Italy) 6.50%(1)	09/01/29		70,000	69,355
ModivCare, Inc. 1.00%(1),(11),(5),(12)	10/01/29		161,700	2,426
Molina Healthcare, Inc. 6.50%(1)	02/15/31		17,000	17,305
Option Care Health, Inc. 4.38%(1)	10/31/29		72,000	69,271
Star Parent, Inc. 9.00%(1)	10/01/30		40,000	41,996
Universal Health Services, Inc. 1.65%	09/01/26		15,000	14,949

				288,571

Household Products/Wares — 0.1%
Spectrum Brands, Inc. 3.88%(1)	03/15/31		68,000	59,677

Housewares — 0.1%
Central Garden & Pet Co. 4.13%	10/15/30		40,000	38,151
Newell Brands, Inc. 7.38%	04/01/36		30,000	30,512

				68,663

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
Insurance — 0.4%
Acrisure LLC/Acrisure Finance, Inc.
7.50%(1)	11/06/30		$25,000	$23,726
8.25%(1)	02/01/29		23,000	21,664
Farmers Exchange Capital II 6.15% (3 mo. USD Term SOFR + 4.006%)(1),(2)	11/01/53		50,000	48,718
Farmers Insurance Exchange
4.75% (3 mo. USD LIBOR + 3.231%)(1),(2)	11/01/57		25,000	21,493
7.00% (10 yr. CMT + 3.864%)(1),(2)	10/15/64		30,000	30,545
Marsh & McLennan Cos., Inc. 4.95%	03/15/36		75,000	73,781

				219,927

Internet — 1.1%
Amazon.com, Inc.
4.85%	03/16/64	EUR	100,000	117,022
4.88%	03/13/36		40,000	39,380
5.80%	03/13/56		55,000	54,549
Getty Images, Inc. 10.50%(1)	11/15/30		26,000	21,718
Meta Platforms, Inc.
4.60%	11/15/32		140,000	137,705
4.88%	11/15/35		50,000	48,668
5.63%	11/15/55		80,000	72,538
6.30%	05/15/56		51,000	50,796
Snap, Inc.
6.88%(1)	03/01/33		25,000	24,379
6.88%(1)	03/15/34		60,000	58,145

				624,900

Investment Companies — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00%	06/15/30		57,000	53,220
10.00%(1)	11/15/29		19,000	18,765

				71,985

Lodging — 0.4%
Hyatt Hotels Corp. 5.05%	03/30/28		80,000	80,501
Las Vegas Sands Corp. 5.63%	06/15/28		130,000	131,592

Total Lodging (Cost: $209,828)				212,093

Media — 1.2%
Belo Corp. 7.25%	09/15/27		10,000	10,248
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%(1)	06/01/29		15,000	14,686
7.00%(1)	02/01/33		9,000	8,827
7.38%(1)	02/01/36		63,000	61,878
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%	06/01/41		40,000	27,991
3.70%	04/01/51		54,000	33,561
6.65%	02/01/34		50,000	51,311
CSC Holdings LLC
5.75%(1)	01/15/30		15,000	3,558
6.50%(1)	02/01/29		77,000	46,141
11.75%(1)	01/31/29		54,000	33,144
DISH DBS Corp.
7.75%(3)	07/01/26		15,000	15,000
DISH Network Corp.
11.75%(1)	11/15/27		39,000	40,099
EchoStar Corp.
10.75%	11/30/29		51,000	55,162
Midcontinent Communications
8.00%(1)	08/15/32		72,000	63,323
Sinclair Television Group, Inc. 8.13%(1)	02/15/33		40,000	41,274
Sirius XM Radio LLC 4.13%(1)	07/01/30		25,000	23,545
Time Warner Cable LLC
5.50%	09/01/41		44,000	37,716
5.88%	11/15/40		10,000	8,957
Univision Communications, Inc. 8.88%(1)	04/15/33		60,000	59,133
Virgin Media O2 Vendor Financing Notes VI DAC (Ireland) 8.50%(1)	03/15/33		31,000	25,001
VZ Secured Financing BV (Netherlands) 5.00%(1)	01/15/32		50,000	43,854

				704,409

Miscellaneous Manufacturers — 0.4%
Dyno Nobel Ltd. (Australia) 5.40%	11/08/32	AUD	50,000	33,793
Eaton Corp. 4.50%	03/06/33		200,000	195,922

				229,715

Office/Business Equipment — 0.1%
Xerox Corp. 10.25%(1)	10/15/30		65,000	57,501

Oil & Gas — 0.2%
Sunoco LP
5.63%(1)	07/15/34		5,000	4,884
7.88% (5 yr. CMT + 4.230%)(1),(2),(10)	09/18/30		95,000	98,850
Transocean International Ltd.
8.75%(1)	02/15/30		17,500	18,192

				121,926

Oil & Gas Services — 0.1%
Kodiak Gas Services LLC 6.50%(1)	10/01/33		38,000	38,539
WBI Operating LLC 6.25%(1)	10/15/30		24,000	24,155

				62,694

Packaging & Containers — 0.4%
Amcor Flexibles North America, Inc. 4.80%	03/17/28		90,000	90,327
Ardagh Group SA (5.50% Cash or 6.50% PIK) due 5/30/26 11.00%(1)	12/01/30		25,893	24,761
Berry Global, Inc.
1.65%	01/15/27		5,000	4,925
5.50%	04/15/28		115,000	116,780
5.65%	01/15/34		20,000	20,482

				257,275

Pharmaceuticals — 0.7%
1261229 BC Ltd. 10.00%(1)	04/15/32		55,000	55,751
Bayer U.S. Finance II LLC (Germany) 4.63%(1)	06/25/38		156,000	142,172

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
Pharmaceuticals (Continued)
CVS Health Corp.
4.78%	03/25/38		$10,000	$9,378
6.75% (5 yr. CMT + 2.516%)(2)	12/10/54		100,000	104,217
Grifols SA (Spain) 7.50%(9)	05/01/30	EUR	64,615	76,934
Teva Pharmaceutical Finance Netherlands IV BV (Israel) 5.75%	12/01/30		13,000	13,323

				401,775

Pipelines — 0.5%
Energy Transfer LP 5.50%	06/01/27		3,000	3,020
Global Partners LP/GLP Finance Corp. 8.25%(1)	01/15/32		50,000	52,401
ITT Holdings LLC 6.50%(1)	08/01/29		20,000	19,785
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.38%(1)	02/15/32		47,000	48,976
TransMontaigne Partners LLC 8.50%(1)	06/15/30		55,000	56,061
Venture Global LNG, Inc.
6.63%(1)	06/15/36		60,000	59,178
9.00% (5 yr. CMT + 5.440%)(1),(2),(10)	09/30/29		9,000	8,776
Venture Global Plaquemines LNG LLC 6.75%(1)	01/15/36		68,000	72,111

				320,308

Real Estate — 0.0%
Vonovia SE (Germany) 5.72%(9)	09/03/35	AUD	40,000	26,553

REIT — 1.6%
American Tower Corp.
2.90%	01/15/30		65,000	61,091
4.70%	12/15/32		65,000	63,954
4.90%	03/15/30		65,000	65,329
Crown Castle, Inc. 3.80%	02/15/28		160,000	158,005
Equinix Asia Financing Corp. Pte. Ltd. (REIT) 4.40%	03/15/31		65,000	63,560
Extra Space Storage LP 2.40%	10/15/31		50,000	44,167
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/31		25,000	23,626
5.75%	06/01/28		25,000	25,293
Healthcare Realty Holdings LP 3.63%	01/15/28		70,000	68,777
Host Hotels & Resorts LP (REIT) 5.70%	06/15/32		15,000	15,443
Hudson Pacific Properties LP
3.95%	11/01/27		5,000	4,876
4.65%	04/01/29		2,000	1,894
5.95%	02/15/28		37,000	36,686
Invitation Homes Operating Partnership LP 2.00%	08/15/31		60,000	51,842
Iron Mountain, Inc.
6.25%(1)	01/15/33		45,000	45,482
6.25%(1)	01/15/35		11,000	11,049
LXP Industrial Trust
2.38%	10/01/31		55,000	48,101
2.70%	09/15/30		35,000	31,880
Realty Income Corp. (REIT) 4.88%	07/06/30	EUR	100,000	120,369
Rexford Industrial Realty LP 2.15%	09/01/31		5,000	4,350
VICI Properties LP/VICI Note Co., Inc. 4.50%(1)	01/15/28		9,000	8,934
VICI Properties LP/VICI Notes Co., Inc. 4.13%(1)	08/15/30		12,000	11,533

				966,241

Retail — 0.6%
Asbury Automotive Group, Inc. 4.63%(1)	11/15/29		10,000	9,728
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50%(1)	07/01/32		50,000	48,468
Ferrellgas LP/Ferrellgas Finance Corp. 9.25%(1)	01/15/31		75,000	79,128
FirstCash, Inc. 6.88%(1)	03/01/32		40,000	41,121
Michaels Cos., Inc.
8.50%(1)	03/15/33		45,000	44,595
11.00%(1)	03/15/34		5,000	4,900
Papa John’s International, Inc. 3.88%(1)	09/15/29		35,000	33,677
QXO Building Products, Inc. 6.50%(1)	07/15/31		30,000	30,589
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.50%(1)	12/15/35		50,000	48,388

				340,594

Semiconductors — 0.1%
Foundry JV Holdco LLC 5.50%(1)	01/25/31		20,000	20,465
Intel Corp. 2.00%	08/12/31		55,000	47,963

				68,428

Software — 1.0%
Atlassian Corp. 5.50%	05/15/34		30,000	29,597
Cloud Software Group, Inc. 8.25%(1)	06/30/32		68,000	63,721
Fiserv, Inc.
4.55%	02/15/31		15,000	14,653
5.25%	08/11/35		65,000	63,365
5.45%	03/15/34		35,000	34,736
Open Text Corp. (Canada)
3.88%(1)	12/01/29		25,000	23,016
6.90%(1)	12/01/27		178,000	182,067
Open Text Holdings, Inc. (Canada) 4.13%(1)	12/01/31		35,000	30,735
Paychex, Inc. 5.35%	04/15/32		25,000	25,304
Salesforce, Inc. 5.55%	03/15/36		55,000	54,862
ServiceNow, Inc. 4.70%	08/15/31		35,000	34,829
SS&C Technologies, Inc. 6.50%(1)	06/01/32		15,000	15,137
UKG, Inc. 6.88%(1)	02/01/31		25,000	24,294

				596,316

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
Telecommunications — 1.0%
Altice Financing SA (Luxembourg) 9.63%(1)	07/15/27		$97,000	$74,975
Global Switch Finance BV (United Kingdom) 1.38%(9)	10/07/30	EUR	100,000	105,805
Road Michigan Property Owner I LLC 7.50%(1)	03/30/45		55,000	54,946
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%(1)	09/20/29		183,750	184,380
Stingray Compute LLC 6.00%(1)	06/15/31		29,000	29,083
Vmed O2 U.K. Financing I PLC (United Kingdom) 4.75%(1)	07/15/31		108,000	88,926
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%(1)	10/01/31		23,000	24,275
Zayo Group Holdings, Inc. (5.75% Cash or 0.50% PIK) due 3/29/27 9.25%(1)	03/09/30		28,473	28,515

				590,905

Transportation — 0.1%
Aurizon Network Pty. Ltd. (Australia) 2.90%(9)	09/02/30	AUD	80,000	49,775
Pacific National Finance Pty. Ltd. (Australia) 3.70%	09/24/29	AUD	50,000	32,137

Total Transportation (Cost: $79,217)				81,912

Water — 0.3%
DWR Cymru Financing U.K. PLC 2.50%(9)	03/31/36	GBP	100,000	98,968
Yorkshire Water Finance PLC (United Kingdom) 2.75%(9)	04/18/41	GBP	100,000	84,759

Total Water (Cost: $187,073)				183,727

Total Corporate Bonds (Cost: $12,288,463)				12,145,495

FOREIGN GOVERNMENT BONDS — 0.7%
Abu Dhabi Government International Bonds 5.50%(1)	04/30/54		90,000	88,114
New South Wales Treasury Corp. 5.25%(9)	02/24/38	AUD	250,000	169,539
Qatar Government International Bonds 5.10%(1)	04/23/48		75,000	71,714
Queensland Treasury Corp. 5.25%(9)	08/13/38	AUD	85,000	57,276
Treasury Corp. of Victoria 2.00%	11/20/37	AUD	85,000	41,323

Total Foreign Government Bonds (Cost: $418,069)				427,966

U.S. TREASURY SECURITIES — 9.8%
U.S. Treasury Notes
4.00%	05/31/28		1,800,000	1,794,938
4.13%	06/30/28		3,883,000	3,881,180
4.13%	05/31/31		58,000	57,798

Total U.S. Treasury Securities (Cost: $5,736,310)				5,733,916

Total Fixed Income Securities (Cost: $61,611,676)				57,697,600

CONVERTIBLE SECURITIES — 0.0%

Convertible Corporate Bonds — 0.0%

Commercial Services — 0.0%
Worldline SA (France) 0.00%(9)	07/30/26	EUR	11,104	13,042

Total Convertible Corporate Bonds (Cost: $12,058)				13,042

COMMON STOCK — 0.1%

Security		Shares		Value

Health Care-Services — 0.0%
ModivCare, Inc.(13)			2,093	$12,950

Packaging & Containers — 0.0%
Ardagh Holdings SA(13)			3,375	21,938

REIT — 0.1%
AGNC Investment Corp.			4,500	49,050

				49,050

Total Common Stock (Cost: $133,944)				83,938

INVESTMENT COMPANIES — 2.0%
TCW Private Asset Income Fund(14)			116,543	1,164,264

Total Investment Companies (Cost: $1,165,109)				1,164,264

MONEY MARKET INVESTMENTS — 13.5%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 3.58%(15)			304,696	304,696
TCW Central Cash Fund, 3.64%(14),(15)			7,596,289	7,596,289

Total Money Market Investments (Cost: $7,900,985)				7,900,985

Total Investments (113.9%) (Cost: $70,823,772)				66,859,829

Liabilities In Excess Of Other Assets (-13.9%)				(8,155,869)

Net Assets (100.0%)				$58,703,960

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

FUTURES CONTRACTS
Number of Contracts	Type	Expiration Date	Notional Contract Value	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
35	5-Year U.S. Treasury Note Futures	09/30/26	$3,738,053	$3,746,641	$8,588

			$3,738,053	$3,746,641	$8,588

Short Futures
5	10-Year Australian Bond Futures	09/15/26	$(375,091)	$(380,408)	$(5,317)
30	10-Year U.S. Treasury Note Futures	09/21/26	(3,327,743)	(3,374,063)	(46,320)
8	2-Year U.S. Treasury Note Futures	09/30/26	(1,648,877)	(1,649,063)	(186)
6	3-Year Australian Bond Futures	09/15/26	(432,858)	(434,776)	(1,918)
4	Euro-Bund Futures	09/08/26	(574,846)	(582,351)	(7,505)
2	Long Gilt Futures	09/28/26	(231,002)	(236,808)	(5,806)
13	U.S. Ultra Long Bond Futures	09/21/26	(1,444,094)	(1,510,031)	(65,937)

			$(8,034,511)	$(8,167,500)	$(132,989)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (16)
JP Morgan Chase Bank	EUR	110,000	07/10/26	$125,335	$125,804	$469
Citibank N.A.	GBP	100,000	07/06/26	131,961	132,724	763
Barclays Capital	GBP	376,328	09/11/26	496,716	499,476	2,760

				$754,012	$758,004	$3,992

SELL (17)
JP Morgan Chase Bank	AUD	10,306	09/11/26	7,099	7,131	(32)
Goldman Sachs & Co.	AUD	699,761	09/11/26	481,766	484,182	(2,416)
JP Morgan Chase Bank	EUR	110,000	09/11/26	125,663	126,134	(471)
Citibank N.A.	EUR	533,855	09/11/26	609,761	612,159	(2,398)
Citibank N.A.	GBP	1,193,692	09/11/26	1,574,829	1,584,311	(9,482)
Goldman Sachs & Co.	GBP	101,753	09/11/26	134,294	135,049	(755)

				$2,933,412	$2,948,966	$(15,554)

CENTRALLY CLEARED — INTEREST RATE SWAP AGREEMENTS

Notional Amount		Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
GBP	3,210,172	06/26/28	Annual	12 -Month SONIA	Annual	4.000%	$(1,340)	$97	$(1,243)
GBP	175,368	06/26/28	Annual	12 -Month SONIA	Annual	4.000%	(69)	1	(68)

							$(1,409)	$98	$(1,311)

SWAPTIONS

Description	Counterparty	Coupon Rate(%)	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Written Swaptions — OTC
2-Year Interest Rate Swap	JP Morgan Chase Bank	3.60	07/15/26	(2,266,000)	(2,266,000)	$(14)	$(1,845)	$1,831
2-Year Interest Rate Swap	JP Morgan Chase Bank	4.60	07/15/26	(2,266,000)	(2,266,000)	(114)	(3,997)	3,883

Total Swaptions						$(128)	$(5,842)	$5,714

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
AUD	Australian Dollar.
CDO	Collateralized Debt Obligation.

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
GBP	British Pound Sterling.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
MTA	Monthly Treasury Average.
PIK	Payment In Kind.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
STACR	Structured Agency Credit Risk.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
USD	United States Dollar.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At June 30, 2026, the value of these securities amounted to $22,488,803 or 38.3% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at June 30, 2026.
(3)	Security is not accruing interest.
(4)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(5)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(8)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(9)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At June 30, 2026, the value of these securities amounted to $1,214,695 or 2.1% of net assets.
(10)	Perpetual maturity.
(11)	Restricted security (Note 14).
(12)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(13)	Non-income producing security.
(14)	Affiliated issuer.
(15)	Rate disclosed is the 7-day net yield as of June 30, 2026.
(16)	Fund buys foreign currency, sells USD.
(17)	Fund sells foreign currency, buys USD.

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Continued)	June 30, 2026

The summary of the TCW MetWest Strategic Income Fund transactions in the affiliated funds for the period ended June 30, 2026 is as follows:

Name of Affiliated Fund	Value at March 31, 2026	Purchases at Cost	Proceeds from Sales	Number of Shares Held June 30, 2026	Value at June 30, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$8,496,289	$16,300,000	$17,200,000	7,596,289	$7,596,289	$77,564	$—	$—	$—
TCW Private Asset Income Fund—I Class	974,233	189,511	1,635	97,716	1,164,265	25,214	—	—	2,156

Total					$8,760,554	$102,778	$—	$—	$2,156

TCW MetWest Strategic Income Fund

Fair Valuation Summary (Unaudited)	June 30, 2026

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities—Non-Agency	$—	$14,349,325	$—	$14,349,325
Corporate Bonds	—	12,145,495	—	12,145,495
Residential Mortgage-Backed Securities—Agency	—	11,080,979	—	11,080,979
Commercial Mortgage-Backed Securities—Non-Agency	—	6,930,196	—	6,930,196
Asset-Backed Securities	—	6,608,826	48,488	6,657,314
U.S. Treasury Securities	—	5,733,916	—	5,733,916
Foreign Government Bonds	—	427,966	—	427,966
Commercial Mortgage-Backed Securities—Agency	—	372,409	—	372,409

Total Fixed Income Securities	—	57,649,112	48,488	57,697,600

Convertible Securities
Convertible Corporate Bonds	—	13,042	—	13,042
Equity Securities
Money Market Investments	7,900,985	—	—	7,900,985
Investment Companies	—	1,164,264	—	1,164,264
Common Stock	—	83,938	—	83,938

Total Equity Securities	7,900,985	1,248,202	—	9,149,187

Total Investments	$7,900,985	$58,910,356	$48,488	$66,859,829

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	3,992	—	3,992
Futures Contracts
Interest Rate Risk	8,588	—	—	8,588

Total	$7,909,573	$58,914,348	$48,488	$66,872,409

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(132,989)	$—	$—	$(132,989)
Forward Currency Contracts
Foreign Currency Risk	—	(15,554)	—	(15,554)
Swap Agreements
Interest Rate Risk	—	(1,311)	—	(1,311)
Written Swaptions
Interest Rate Risk	—	(128)	—	(128)

Total	$(132,989)	$(16,993)	$—	$(149,982)

TCW MetWest Sustainable Securitized Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 108.8% of Net Assets

ASSET-BACKED SECURITIES — 16.3%
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.94%(1)	08/15/46	$175,000	$174,434
Allegro CLO X Ltd. Series 2019-1A, Class BRR 5.28% (3 mo. USD Term SOFR + 1.600%)(1),(2)	04/20/32	50,000	50,034
ALLO Issuer LLC Series 2024-1A, Class B 7.15%(1)	07/20/54	100,000	101,612
ALLO Issuer LLC Series 2024-1A, Class C 11.19%(1)	07/20/54	120,000	125,726
Avis Budget Rental Car Funding AESOP LLC Series 2021-2A, Class D 4.08%(1)	02/20/28	30,000	29,781
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class D 7.32%(1)	02/20/28	100,000	100,613
Bain Capital Credit CLO Ltd. Class BR 5.22% (3 mo. USD Term SOFR + 1.550%)(1),(2)	07/24/34	125,000	125,249
Bayview Opportunity Master Fund VII LLC Series 2024-EDU1, Class D 6.38% (30 day USD SOFR Average + 2.750%)(1),(2)	06/25/47	29,679	30,241
Brazos Education Loan Authority, Inc. Series 2021-2, Class A1A 2.06%	01/25/72	65,316	57,578
CARS-DB4 LP Series 2020-1A, Class A5 3.48%(1)	02/15/50	97,479	96,393
CARS-DB4 LP Series 2020-1A, Class B3 4.95%(1)	02/15/50	100,000	93,905
CARS-DB5 LP Class A1 1.44%(1)	08/15/51	91,931	91,561
CIFC Funding Ltd. Series 2021-7A, Class CR 5.42% (3 mo. USD Term SOFR + 1.750%)(1),(2)	01/23/35	100,000	100,559
CIFC Funding Ltd. Series 2022-1A, Class A 5.00% (3 mo. USD Term SOFR + 1.320%)(1),(2)	04/17/35	50,000	50,002
CyrusOne Data Centers Issuer I LLC Series 2023-1A, Class B 5.45%(1)	04/20/48	41,111	40,777
Diamond Infrastructure Funding LLC Series 2021-1A, Class B 2.36%(1)	04/15/49	100,000	98,636
Dryden 40 Senior Loan Fund Series 2015-40A, Class AR2 4.80% (3 mo. USD Term SOFR + 1.150%)(1),(2)	08/15/31	8,762	8,769
Dryden 68 CLO Ltd. Class CRR 5.47% (3 mo. USD Term SOFR + 1.800%)(1),(2)	07/15/35	125,000	124,384
Dryden 72 CLO Ltd. Series 2019-72A, Class BRR 5.30% (3 mo. USD Term SOFR + 1.650%)(1),(2)	05/15/32	115,000	115,126
Dryden 75 CLO Ltd. Class CR2 5.73% (3 mo. USD Term SOFR + 2.062%)(1),(2)	04/15/34	125,000	124,355
Dryden 80 CLO Ltd. Series 2019-80A, Class CRR 5.53% (3 mo. USD Term SOFR + 1.850%)(1),(2)	01/17/33	100,000	99,696
Edgeconnex Data Centers Issuer LLC Series 2022-1, Class A2 4.25%(1)	03/25/52	46,458	45,366
GoodLeap Sustainable Home Solutions Trust Series 2022-1GS, Class A 2.70%(1)	01/20/49	59,935	52,152
HPS Loan Management Ltd. Series 2021-16A, Class BR 5.32% (3 mo. USD Term SOFR + 1.650%)(1),(2)	01/23/35	150,000	150,445
JG Wentworth XLII LLC Series 2018-2A, Class B 4.70%(1)	10/15/77	168,227	152,112
JG Wentworth XXXIX LLC Series 2017-2A, Class B 5.09%(1)	09/17/74	192,304	173,179
Lightpath Fiber Issuer LLC Class A2 5.60%(1)	03/25/56	35,000	35,033
LMRK Issuer Co. 2 LLC Series 2025-1A, Class A 5.52%(1)	09/15/55	45,000	44,680
Loanpal Solar Loan Ltd. Series 2021-1GS, Class A 2.29%(1)	01/20/48	113,582	95,386
Madison Park Funding LVII Ltd. Class BR 5.37% (3 mo. USD Term SOFR + 1.700%)(1),(2)	07/27/34	125,000	125,360
Madison Park Funding XXVII Ltd. Series 2018-27A, Class A2R 5.18% (3 mo. USD Term SOFR + 1.500%)(1),(2)	04/20/38	150,000	150,071
Madison Park Funding XXXVI Ltd. Class B1RR 5.22% (3 mo. USD Term SOFR + 1.550%)(1),(2)	04/15/35	100,000	100,056
Mosaic Solar Loan Trust Series 2020-2A, Class A 1.44%(1)	08/20/46	32,739	27,557
Navient Private Education Loan Trust Series 2020-A, Class A2B 4.64% (1 mo. USD Term SOFR + 1.014%)(1),(2)	11/15/68	26,619	26,580
Navient Student Loan Trust Series 2017-1A, Class A3 4.89% (30 day USD SOFR Average + 1.264%)(1),(2)	07/26/66	80,223	81,084
Ramsgate DC Holdings U.K. 1 Sarl Series 1A, Class A 5.48%(1)	02/28/56	GBP 100,000	131,854
Rockford Tower CLO Ltd. Series 2020-1A, Class A1RR 4.77% (3 mo. USD Term SOFR + 1.090%)(1),(2)	01/20/36	70,000	70,005
Sixth Street CLO VIII Ltd. Series 2017-8A, Class CR2 6.63% (3 mo. USD Term SOFR + 2.950%)(1),(2)	10/20/34	100,000	99,587
SLM Student Loan Trust Series 2012-2, Class A 4.44% (30 day USD SOFR Average + 0.814%)(2)	01/25/29	25,130	24,704
SoFi Professional Loan Program LLC Series 2021-B, Class AFX 1.14%(1)	02/15/47	23,994	20,963

TCW MetWest Sustainable Securitized Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
Stonepeak ABS Series 2021-1A, Class A 2.68%(1)	02/28/33	$58,318	$57,083
Switch ABS Issuer LLC Series 2024-1A, Class A2 6.28%(1)	03/25/54	75,000	75,356
Switch ABS Issuer LLC Series 2024-1A, Class B 6.50%(1)	03/25/54	100,000	99,778
Symphony CLO XIX Ltd. Series 2018-19A, Class B 5.29% (3 mo. USD Term SOFR + 1.612%)(1),(2)	04/16/31	50,000	50,122
Voya CLO Ltd. Series 2014-4A, Class A2RA 5.53% (3 mo. USD Term SOFR + 1.862%)(1),(2)	07/14/31	50,000	50,104

Total Asset-backed Securities (Cost: $3,770,966)			3,778,048

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 45.1%
Federal Home Loan Mortgage Corp., Pool #RA4201 2.00%	12/01/50	75,793	61,284
Federal Home Loan Mortgage Corp., Pool #SD8160 2.00%	08/01/51	43,578	35,118
Federal Home Loan Mortgage Corp., Pool #RA6071 2.00%	10/01/51	115,897	93,726
Federal Home Loan Mortgage Corp., Pool #QD1841 2.00%	11/01/51	110,045	88,510
Federal Home Loan Mortgage Corp., Pool #SD7549 2.00%	01/01/52	112,973	92,177
Federal Home Loan Mortgage Corp., Pool #RA5855 2.50%	09/01/51	154,778	130,489
Federal Home Loan Mortgage Corp., Pool #QC8921 2.50%	10/01/51	104,834	89,036
Federal Home Loan Mortgage Corp., Pool #RA6528 2.50%	02/01/52	18,792	15,811
Federal Home Loan Mortgage Corp., Pool #RA7091 2.50%	03/01/52	78,323	65,948
Federal Home Loan Mortgage Corp., Pool #SD8205 2.50%	04/01/52	53,113	44,717
Federal Home Loan Mortgage Corp., Pool #QA7550 3.00%	03/01/50	50,686	45,092
Federal Home Loan Mortgage Corp., Pool #QA8518 3.00%	04/01/50	59,940	53,120
Federal Home Loan Mortgage Corp., Pool #RA5552 3.00%	07/01/51	181,337	160,149
Federal Home Loan Mortgage Corp., Pool #SD8220 3.00%	06/01/52	260,811	228,348
Federal Home Loan Mortgage Corp., Pool #SD8225 3.00%	07/01/52	313,124	274,151
Federal Home Loan Mortgage Corp., Pool #SD5845 3.50%	11/01/52	85,882	78,126
Federal Home Loan Mortgage Corp., Pool #SD8222 4.00%	06/01/52	74,819	70,275
Federal Home Loan Mortgage Corp., Pool #RA7543 4.00%	06/01/52	95,283	89,531
Federal Home Loan Mortgage Corp., Pool #SD8299 5.00%	02/01/53	49,126	48,596
Federal Home Loan Mortgage Corp., Pool #SD8342 5.50%	07/01/53	99,609	100,445
Federal Home Loan Mortgage Corp., Pool #SD8493 5.50%	12/01/54	97,929	98,515
Federal Home Loan Mortgage Corp. REMICS Series 3067, Class FA (PAC) 4.06% (30 day USD SOFR Average + 0.464%)(2)	11/15/35	33,590	33,387
Federal Home Loan Mortgage Corp. REMICS Series 4139, Class DA 1.25%	12/15/27	4,075	3,997
Federal Home Loan Mortgage Corp. REMICS Series 5473, Class BF 4.93% (30 day USD SOFR Average + 1.300%)(2)	11/25/54	137,828	138,988
Federal Home Loan Mortgage Corp. REMICS Series 5529, Class DI (I/O) 4.00%	11/25/51	110,340	20,985
Federal Home Loan Mortgage Corp. STRIPS Series 386, Class C1 (I/O) 2.00%	03/15/52	171,822	21,754
Federal National Mortgage Association, Pool #BQ1226 2.00%	09/01/50	105,707	85,553
Federal National Mortgage Association, Pool #FM5254 2.00%	12/01/50	121,494	98,204
Federal National Mortgage Association, Pool #FM6400 2.00%	03/01/51	78,821	64,208
Federal National Mortgage Association, Pool #MA4398 2.00%	08/01/51	136,677	110,142
Federal National Mortgage Association, Pool #FS1334 2.00%	11/01/51	128,997	104,089
Federal National Mortgage Association, Pool #FS1598 2.00%	04/01/52	85,887	69,132
Federal National Mortgage Association, Pool #CB2074 2.50%	11/01/51	130,227	110,159
Federal National Mortgage Association, Pool #AL9266 3.00%	10/01/46	95,979	86,196
Federal National Mortgage Association, Pool #BV8515 3.00%	05/01/52	68,633	60,090
Federal National Mortgage Association, Pool #MA4600 3.50%	05/01/52	91,825	83,714
Federal National Mortgage Association, Pool #MA4654 3.50%	07/01/52	445,047	404,853
Federal National Mortgage Association, Pool #MA4782 3.50%	10/01/52	377,121	343,062
Federal National Mortgage Association, Pool #MA4626 4.00%	06/01/52	55,357	52,081
Federal National Mortgage Association, Pool #BW0000 4.00%	07/01/52	76,329	71,688
Federal National Mortgage Association, Pool #MA4700 4.00%	08/01/52	114,958	107,959
Federal National Mortgage Association, Pool #MA4783 4.00%	10/01/52	106,697	100,185
Federal National Mortgage Association, Pool #CB4818 4.00%	10/01/52	45,373	42,603
Federal National Mortgage Association, Pool #CB4211 4.50%	07/01/52	98,021	94,773
Federal National Mortgage Association, Pool #MA4784 4.50%	10/01/52	73,342	70,892
Federal National Mortgage Association, Pool #MA4840 4.50%	12/01/52	50,969	49,262
Federal National Mortgage Association, Pool #MA5009 5.00%	05/01/53	77,155	76,253
Federal National Mortgage Association Interest STRIPS Series 426, Class C41 (I/O) 2.00%	03/25/51	134,147	17,013
Federal National Mortgage Association Interest STRIPS Series 426, Class C42 (I/O) 2.00%	11/25/50	94,116	12,429
Federal National Mortgage Association Interest STRIPS Series 427, Class C21 (I/O) 2.00%	03/25/50	283,135	37,089

TCW MetWest Sustainable Securitized Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Federal National Mortgage Association Interest STRIPS Series 434, Class C29 (I/O) 2.00%	10/25/52	$204,839	$25,764
Federal National Mortgage Association Interest STRIPS Series 436, Class C32 (I/O) 2.00%	10/25/52	166,748	22,233
Federal National Mortgage Association REMICS Series 2019-25, Class PA (PAC) 3.00%	05/25/48	134,653	124,745
Federal National Mortgage Association REMICS Series 2024-69, Class FA 4.88% (30 day USD SOFR Average + 1.250%)(2)	10/25/54	63,096	63,523
Federal National Mortgage Association REMICS Series 2024-84, Class FD 4.78% (30 day USD SOFR Average + 1.150%)(2)	11/25/54	168,544	169,353
Federal National Mortgage Association REMICS Series 2025-13, Class FA 4.93% (30 day USD SOFR Average + 1.300%)(2)	03/25/55	61,733	62,196
Government National Mortgage Association, Pool #MA8346 4.00%	10/20/52	271,751	256,490
Government National Mortgage Association, Pool #MA8488 4.00%	12/20/52	254,791	240,482
Government National Mortgage Association, Pool #MA8427 4.50%	11/20/52	100,929	97,990
Government National Mortgage Association, Pool #MA8647 5.00%	02/20/53	93,831	93,246
Government National Mortgage Association, Pool #MA8948 5.50%	06/20/53	196,151	199,074
Government National Mortgage Association, Pool #MA9171 5.50%	09/20/53	128,561	130,256
Government National Mortgage Association, Pool #MA9488 5.50%	02/20/54	179,103	181,375
Government National Mortgage Association REMICS Series 2023-113, Class FD 4.96% (30 day USD SOFR Average + 1.350%)(2)	08/20/53	37,053	37,453
Government National Mortgage Association REMICS Series 2023-134, Class F 4.61% (30 day USD SOFR Average + 1.000%)(2)	08/20/53	51,991	52,124
Government National Mortgage Association REMICS Series 2024-143, Class FB 4.76% (30 day USD SOFR Average + 1.150%)(2)	09/20/54	29,383	29,555
Government National Mortgage Association REMICS Series 2024-144, Class FD 4.76% (30 day USD SOFR Average + 1.150%)(2)	09/20/54	83,885	84,371
Government National Mortgage Association REMICS Series 2024-148, Class AF 4.79% (30 day USD SOFR Average + 1.180%)(2)	09/20/54	80,378	80,935
Government National Mortgage Association REMICS Series 2024-30, Class DF 4.91% (30 day USD SOFR Average + 1.300%)(2)	02/20/54	101,490	102,390
Government National Mortgage Association REMICS Series 2024-84, Class LF 4.66% (30 day USD SOFR Average + 1.050%)(2)	05/20/54	72,641	72,902
Government National Mortgage Association REMICS Series 2024-95, Class FW 4.71% (30 day USD SOFR Average + 1.100%)(2)	06/20/54	75,200	75,484
Government National Mortgage Association REMICS Series 2024-96, Class FL 4.76% (30 day USD SOFR Average + 1.150%)(2)	06/20/54	108,310	108,955
Government National Mortgage Association REMICS Series 2024-97, Class FW 4.76% (30 day USD SOFR Average + 1.150%)(2)	06/20/54	51,447	51,755
Government National Mortgage Association, TBA 2.50%(3)	11/01/51	550,000	469,933
3.50%(3)	08/01/55	900,000	808,283
4.00%(3)	06/01/55	450,000	418,159
4.50%(3)	03/01/56	375,000	360,167
5.00%(3)	03/01/56	575,000	566,964
5.50%(3)	02/01/56	175,000	175,895
Uniform Mortgage-Backed Security, TBA 3.50%(3)	12/01/51	75,000	68,089
4.00%(3)	06/01/55	125,000	116,828
4.50%(3)	02/01/56	100,000	95,841
5.00%(3)	01/01/56	400,000	393,016
5.50%(3)	02/01/56	75,000	75,246

Total Residential Mortgage-backed Securities — Agency (Cost: $10,650,016)			10,444,976

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 30.4%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90%(1)	08/10/35	23,000	22,329
1211 Avenue of the Americas Trust Series 2015-1211, Class B 4.23%(1),(4)	08/10/35	100,000	96,228
1301 Trust Series 2025-1301, Class F 8.37%(1),(4)	08/11/42	100,000	104,216
245 Park Avenue Trust Series 2017-245P, Class C 3.78%(1),(4)	06/05/37	100,000	98,410
245 Park Avenue Trust Series 2017-245P, Class E 3.78%(1),(4)	06/05/37	100,000	97,517
280 Park Avenue Mortgage Trust Series 2017-280P, Class A 4.79% (1 mo. USD Term SOFR + 1.180%)(1),(2)	09/15/34	58,000	57,933
280 Park Avenue Mortgage Trust Series 2017-280P, Class D 5.45% (1 mo. USD Term SOFR + 1.836%)(1),(2)	09/15/34	200,000	199,041
Aventura Mall Trust Series 2018-AVM, Class C 4.25%(1),(4)	07/05/40	90,000	87,606

TCW MetWest Sustainable Securitized Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
BAMLL Commercial Mortgage Securities Trust Series 2015-ASTR, Class C 4.25%(1)	07/14/37	$100,000	$95,340
BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A 4.23%(1),(4)	08/10/38	100,000	97,856
BGME Trust Series 2021-VR, Class C 3.09%(1),(4)	01/10/43	100,000	77,197
BX Commercial Mortgage Trust Series 2022-AHP, Class D 6.07% (1 mo. USD Term SOFR + 2.440%)(1),(2)	01/17/39	70,000	70,040
BX Commercial Mortgage Trust Series 2024-VLT5, Class C 6.40%(1),(4)	11/13/46	100,000	99,459
BX Trust Series 2023-LIFE, Class B 5.39%(1)	02/15/28	100,000	97,493
BX Trust Series 2024-BIO, Class B 5.57% (1 mo. USD Term SOFR + 1.941%)(1),(2)	02/15/41	110,000	110,106
BX Trust Series 2025-VLT6, Class C 5.82% (1 mo. USD Term SOFR + 2.192%)(1),(2)	03/15/42	100,000	99,750
BXP Trust Series 2017-GM, Class C 3.54%(1),(4)	06/13/39	100,000	98,028
Caister Finance DAC Series 1A, Class D 7.65% (1 day GBP SONIA + 3.900%)(1),(2)	08/17/35	GBP 100,000	132,884
Century Plaza Towers Series 2019-CPT, Class A 2.87%(1)	11/13/39	100,000	92,639
CHI Commercial Mortgage Trust Series 2025-110W, Class C 5.84%(1),(4)	12/13/40	220,000	217,748
CHI Commercial Mortgage Trust Series 2025-SFT, Class D 7.57%(1),(4)	04/15/42	100,000	101,089
CONE Trust Series 2024-DFW1, Class A 5.27% (1 mo. USD Term SOFR + 1.642%)(1),(2)	08/15/41	59,000	58,835
CONE Trust Series 2024-DFW1, Class B 5.92% (1 mo. USD Term SOFR + 2.291%)(1),(2)	08/15/41	50,000	50,037
CSMC Trust Series 2019-UVIL, Class E 3.39%(1),(4)	12/15/41	100,000	89,620
DBC Mortgage Trust Series 2025-DBC, Class C 5.68% (1 mo. USD Term SOFR + 2.050%)(1),(2)	11/15/42	200,000	201,004
DBGS Mortgage Trust Series 2021-W52, Class C 6.19% (1 mo. USD Term SOFR + 2.564%)(1),(2)	10/15/39	100,000	98,268
Durst Commercial Mortgage Trust Series 2025-151, Class C 6.02%(1),(4)	08/10/42	200,000	202,554
Grace Trust Series 2020-GRCE, Class A 2.35%(1)	12/10/40	100,000	89,258
Hudson Yards Mortgage Trust Series 2019-30HY, Class D 3.56%(1),(4)	07/10/39	100,000	92,526
Hudson Yards Mortgage Trust Series 2019-55HY, Class F 3.04%(1),(4)	12/10/41	100,000	86,654
Hudson Yards Mortgage Trust Series 2025-SPRL, Class F 7.65%(1),(4)	01/13/40	100,000	101,062
JPMorgan Chase Commercial Mortgage Securities Trust Series 2025-BMS, Class D 6.78% (1 mo. USD Term SOFR + 3.150%)(1),(2)	01/15/42	109,000	108,684
KREST Commercial Mortgage Securities Trust Series 2021-CHIP, Class C 3.02%(1),(4)	11/05/44	125,000	91,516
LEX Trust Series 2026-450, Class C 5.48% (1 mo. USD Term SOFR + 1.850%)(1),(2)	03/15/43	240,000	241,187
Life Mortgage Trust Series 2021-BMR, Class C 4.84% (1 mo. USD Term SOFR + 1.214%)(1),(2)	03/15/38	10,680	10,598
Manhattan West Mortgage Trust Series 2020-1MW, Class D 2.41%(1),(4)	09/10/39	50,000	48,026
MFT Mortgage Trust Series 2020-B6, Class B 3.39%(1),(4)	08/10/40	150,000	108,221
MKT Mortgage Trust Series 2020-525M, Class D 3.04%(1),(4)	02/12/40	100,000	83,973
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A 2.57%(1)	11/09/43	110,000	96,132
Morgan Stanley Capital I Trust Series 2021-PLZA, Class B 2.90%(1),(4)	11/09/43	150,000	130,857
NY Commercial Mortgage Trust Series 2025-299P, Class C 6.38%(1),(4)	02/10/47	44,000	45,247
NYC Commercial Mortgage Trust Series 2021-909, Class A 2.94%(1)	04/10/43	100,000	84,743
NYC Commercial Mortgage Trust Series 2021-909, Class C 3.31%(1),(4)	04/10/43	100,000	78,898
NYC Commercial Mortgage Trust Series 2025-1155, Class A 5.83%(1)	06/10/42	131,000	132,883
NYC Commercial Mortgage Trust Series 2025-1155, Class C 6.81%(1)	06/10/42	100,000	101,484
NYC Commercial Mortgage Trust Series 2026-1PARK, Class C 5.48% (1 mo. USD Term SOFR + 1.850%)(1),(2)	02/15/43	250,000	250,960
NYCT Trust Series 2024-3ELV, Class C 6.47% (1 mo. USD Term SOFR + 2.840%)(1),(2)	08/15/29	100,000	99,780
NYCT Trust Series 2024-3ELV, Class D 7.46% (1 mo. USD Term SOFR + 3.838%)(1),(2)	08/15/29	100,000	99,721
NYO Commercial Mortgage Trust Series 2021-1290, Class B 5.29% (1 mo. USD Term SOFR + 1.659%)(1),(2)	12/15/38	110,000	109,850
NYO Commercial Mortgage Trust Series 2021-1290, Class C 5.74% (1 mo. USD Term SOFR + 2.109%)(1),(2)	11/15/38	140,000	139,669
NYO Commercial Mortgage Trust Series 2021-1290, Class D 6.29% (1 mo. USD Term SOFR + 2.659%)(1),(2)	11/15/38	150,000	149,549
One New York Plaza Trust Series 2020-1NYP, Class A 4.69% (1 mo. USD Term SOFR + 1.064%)(1),(2)	01/15/36	103,830	101,179

TCW MetWest Sustainable Securitized Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
One New York Plaza Trust Series 2020-1NYP, Class AJ 4.99% (1 mo. USD Term SOFR + 1.364%)(1),(2)	01/15/36		$150,000	$145,896
RIDE Series 2025-SHRE, Class D 6.97%(1),(4)	02/14/47		100,000	100,829
SFO Commercial Mortgage Trust Series 2021-555, Class B 5.49% (1 mo. USD Term SOFR + 1.864%)(1),(2)	05/15/38		100,000	100,010
SLG Office Trust Series 2021-OVA, Class C 2.85%(1)	07/15/41		140,000	124,163
SWCH Commercial Mortgage Trust Series 2025-DATA, Class B 5.47% (1 mo. USD Term SOFR + 1.842%)(1),(2)	02/15/42		100,000	99,294
SWCH Commercial Mortgage Trust Series 2025-DATA, Class C 5.72% (1 mo. USD Term SOFR + 2.092%)(1),(2)	02/15/42		25,000	24,828
SWCH Commercial Mortgage Trust Series 2025-DATA, Class E 6.97% (1 mo. USD Term SOFR + 3.340%)(1),(2)	02/15/42		160,000	158,644
TEXAS Commercial Mortgage Trust Series 2025-TWR, Class B 5.22% (1 mo. USD Term SOFR + 1.593%)(1),(2)	04/15/42		100,000	100,072
TEXAS Commercial Mortgage Trust Series 2025-TWR, Class D 6.72% (1 mo. USD Term SOFR + 3.091%)(1),(2)	04/15/42		100,000	100,081
U.K. Logistics DAC Series 2025-1X, Class C 6.25% (1 day GBP SONIA + 2.500%)(2),(5)	05/17/35	GBP	68,153	90,748
Vita Scientia DAC Series 2022-1X, Class C 4.25% (3 mo. EUR EURIBOR + 2.050%)(2),(5)	02/27/33	EUR	100,000	114,389
VTR Commercial Mortgage Trust Series 2025-STEM, Class C 6.06%(1),(4)	10/13/39		100,000	98,616
Wells Fargo Commercial Mortgage Trust Series 2024-SVEN, Class C 6.53%(1),(4)	06/10/37		50,000	50,396
Wells Fargo Commercial Mortgage Trust Series 2025-609M, Class C 5.97% (1 mo. USD Term SOFR + 2.341%)(1),(2)	08/15/42		100,000	99,964
Wells Fargo Commercial Mortgage Trust Series 2026-1250B, Class D 6.59%(1),(4)	03/10/41		100,000	99,756

Total Commercial Mortgage-backed Securities — Non-agency (Cost: $7,013,076)				7,043,570

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 1.2%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML12, Class X 1.31%(1),(4)	07/25/41		1,039,969	89,125
Government National Mortgage Association Series 2020-184 (I/O) 0.91%(4)	11/16/60		784,118	52,655
Government National Mortgage Association Series 2021-17 (I/O) 1.05%(4)	01/16/61		662,338	51,842
Government National Mortgage Association Series 2021-36 (I/O) 1.28%(4)	03/16/63		558,539	45,232
Government National Mortgage Association Series 2023-127 (I/O) 0.39%(4)	07/16/57		2,270,814	39,703

Total Commercial Mortgage-backed Securities — Agency (Cost: $277,243)				278,557

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 11.6%
Ajax Mortgage Loan Trust Series 2021-G, Class A 5.88%(1),(4)	06/25/61		41,509	41,567
BINOM Securitization Trust Series 2022-RPL1, Class M1 3.00%(1),(4)	02/25/61		50,000	41,054
Cascade MH Asset Trust Series 2019-MH1, Class A 4.00%(1),(4)	11/25/44		30,211	29,035
Cascade MH Asset Trust Series 2021-MH1, Class A1 1.75%(1)	02/25/46		44,911	41,013
Cascade MH Asset Trust Series 2022-MH1, Class A 4.25%(1)	08/25/54		77,201	75,792
CIM Trust Series 2020-R6, Class A1A 2.25%(1),(4)	12/25/60		36,765	33,580
CIM Trust Series 2021-R3, Class A1A 1.95%(1),(4)	06/25/57		88,853	82,575
CIM Trust Series 2021-R5, Class A1A 2.00%(1),(4)	08/25/61		68,651	60,894
CSMC Trust Series 2020-RPL4, Class A1 2.00%(1),(4)	01/25/60		44,209	39,789
CSMC Trust Series 2021-RPL3, Class M3 4.01%(1),(4)	01/25/60		90,000	70,912
CSMC Trust Series 2021-RPL4, Class A1 4.15%(1),(4)	12/27/60		53,450	53,315
CSMCM Trust Series 2021-RP11, Class CERT 3.78%(1)	10/27/61		63,055	49,057
GoodLeap Home Improvement Solutions Trust Series 2024-1A, Class A 5.35%(1)	10/20/46		66,654	66,848
GoodLeap Home Improvement Solutions Trust Series 2025-2A, Class C 8.16%(1)	06/20/49		38,415	38,738
JPMorgan Mortgage Trust Series 2025-CES2, Class M1 6.24%(1)	06/25/55		100,000	100,521
Legacy Mortgage Asset Trust Series 2021-GS2, Class A1 5.75%(1)	04/25/61		208,186	208,487
Legacy Mortgage Asset Trust Series 2021-GS3, Class A1 5.75%(1)	07/25/61		101,908	102,110
Legacy Mortgage Asset Trust Series 2021-GS4, Class A1 5.65%(1)	11/25/60		32,876	32,929
Legacy Mortgage Asset Trust Series 2021-GS5, Class A1 6.25%(1)	07/25/67		118,351	118,556
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2, Class A2B 4.10% (1 mo. USD Term SOFR + 0.454%)(2)	05/25/37		10,993	8,306
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2D 4.26% (1 mo. USD Term SOFR + 0.614%)(2)	06/25/37		37,625	37,854

TCW MetWest Sustainable Securitized Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
MFA Trust Series 2023-INV2, Class B1 7.96%(1),(4)	10/25/58	$30,000	$29,997
PRKCM Trust Series 2021-AFC1, Class A1 1.51%(1),(4)	08/25/56	27,267	23,372
PRPM LLC Series 2024-RPL1, Class A3 4.24%(1),(4)	12/25/64	150,000	147,264
PRPM LLC Series 2025-RPL2, Class M1 3.75%(1)	04/25/55	110,000	105,811
PRPM LLC Series 2025-RPL3, Class M2 3.25%(1)	04/25/55	180,000	167,939
Soundview Home Loan Trust Series 2007-OPT2, Class 2A4 4.01% (1 mo. USD Term SOFR + 0.364%)(2)	07/25/37	117,493	96,061
Towd Point Mortgage Trust Series 2015-1, Class B1 4.48%(1),(4)	10/25/53	45,000	42,825
Towd Point Mortgage Trust Series 2019-2, Class M1 3.75%(1),(4)	12/25/58	100,000	87,101
Towd Point Mortgage Trust Series 2019-HY2, Class M2 5.66% (1 mo. USD Term SOFR + 2.014%)(1),(2)	05/25/58	210,000	211,248
Towd Point Mortgage Trust Series 2020-MH1, Class A1 2.25%(1),(4)	02/25/60	69,928	69,159
Towd Point Mortgage Trust Series 2020-MH1, Class A1A 2.18%(1),(4)	02/25/60	34,036	33,654
Towd Point Mortgage Trust Series 2020-MH1, Class M2A 2.75%(1),(4)	02/25/60	125,000	118,555
Verus Securitization Trust Series 2024-INV2, Class B1 6.93%(1)	08/26/69	100,000	100,744
Verus Securitization Trust Series 2025-1, Class B1 7.01%(1),(4)	01/25/70	24,000	24,160
Verus Securitization Trust Series 2025-3, Class B1 7.49%(1),(4)	05/25/70	100,000	100,670

Total Residential Mortgage-backed Securities — Non-agency (Cost: $2,621,174)			2,691,492

U.S. TREASURY SECURITIES — 4.2%
U.S. Treasury Bonds 5.00%	05/15/56	14,000	14,155
U.S. Treasury Notes
4.00%	05/31/28	1,000	997
4.13%	06/30/28	295,000	294,879
4.13%	05/31/31	14,000	13,952
4.13%	06/30/31	90,000	89,960
4.38%	05/15/36	550,000	547,207

Total U.S. Treasury Securities (Cost: $959,771)			961,150

Total Fixed Income Securities (Cost: $25,292,246)			25,197,793

Security		Shares	Value

MONEY MARKET INVESTMENTS — 8.1%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.58%(6)		116,605	116,605
TCW Central Cash Fund, 3.64%(6),(7)		1,744,353	1,744,353

Total Money Market Investments (Cost: $1,860,958)			1,860,958

Total Investments (116.9%) (Cost: $27,153,204)			27,058,751

Liabilities In Excess Of Other Assets (-16.9%)			(3,912,315)

Net Assets (100.0%)			$23,146,436

TCW MetWest Sustainable Securitized Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
4	U.S. Ultra Long Bond Futures	09/21/26	$448,977	$464,625	$15,648
8	2-Year U.S. Treasury Note Futures	09/30/26	1,650,342	1,649,063	(1,279)
32	10-Year U.S. Treasury Note Futures	09/21/26	3,542,044	3,599,000	56,956
1	5-Year U.S. Treasury Note Futures	09/30/26	107,275	107,047	(228)

			$5,748,638	$5,819,735	$71,097

Short Futures
1	Long Gilt Futures	09/28/26	(115,501)	$(118,404)	$(2,903)

			$(115,501)	$(118,404)	$(2,903)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL(8)
Citibank N.A.	EUR	100,156	09/11/26	$114,396	$114,846	$(450)
Citibank N.A.	GBP	277,558	09/11/26	366,173	368,385	(2,212)

				$480,569	$483,231	$(2,662)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
GBP	British Pound Sterling.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At June 30, 2026, the value of these securities amounted to $13,172,595 or 56.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at June 30, 2026.
(3)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(4)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At June 30, 2026, the value of these securities amounted to $205,137 or 0.9% of net assets.
(6)	Rate disclosed is the 7-day net yield as of June 30, 2026.
(7)	Affiliated issuer.
(8)	Fund sells foreign currency, buys USD.

TCW MetWest Sustainable Securitized Fund

SCHEDULE OF INVESTMENTS (Continued)	June 30, 2026

The summary of the TCW MetWest Sustainable Securitized Fund transactions in the affiliated funds for the period ended June 30, 2026 is as follows:

Name of Affiliated Fund	Value at March 31, 2026	Purchases at Cost	Proceeds from Sales	Number of Shares Held June 30, 2026	Value at June 30, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$1,224,353	$2,020,000	$1,500,000	1,744,353	$1,744,353	$12,145	$—	$—	$—

Total					$1,744,353	$12,145	$—	$—	$—

TCW MetWest Sustainable Securitized Fund

Fair Valuation Summary (Unaudited)	June 30, 2026

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities—Agency	$—	$10,444,976	$—	$10,444,976
Commercial Mortgage-Backed Securities—Non-Agency	—	7,043,570	—	7,043,570
Asset-Backed Securities	—	3,778,048	—	3,778,048
Residential Mortgage-Backed Securities—Non-Agency	—	2,691,492	—	2,691,492
U.S. Treasury Securities	—	961,150	—	961,150
Commercial Mortgage-Backed Securities—Agency	—	278,557	—	278,557

Total Fixed Income Securities	—	25,197,793	—	25,197,793

Equity Securities
Money Market Investments	1,860,958	—	—	1,860,958

Total Investments	$1,860,958	$25,197,793	$—	$27,058,751

Asset Derivatives
Futures Contracts
Interest Rate Risk	72,604	—	—	72,604

Total	$1,933,562	$25,197,793	$—	$27,131,355

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(4,410)	$—	$—	$(4,410)
Forward Currency Contracts
Foreign Currency Risk	—	(2,662)	—	(2,662)

Total	$(4,410)	$(2,662)	$—	$(7,072)

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 105.7% of Net Assets
ASSET-BACKED SECURITIES — 6.7%
522 Funding CLO Ltd. Class AR2 4.69% (3 mo. USD Term SOFR + 1.020%)(1),(2)	04/15/35	$28,000,000	$27,995,044
Abry Liquid Credit CLO Ltd. Series 2025-1A, Class A1 5.08% (3 mo. USD Term SOFR + 1.400%)(1),(2)	10/20/38	17,750,000	17,800,800
Abry Liquid Credit CLO Ltd. Series 2026-3A, Class A1 4.90% (3 mo. USD Term SOFR + 1.230%)(1),(2)	04/20/39	13,000,000	12,987,455
AGL CLO 14 Ltd. Class AR 4.80% (3 mo. USD Term SOFR + 1.130%)(1),(2)	12/02/34	17,080,000	17,092,844
AGL CLO 17 Ltd. Class AR 4.62% (3 mo. USD Term SOFR + 0.950%)(1),(2)	01/21/35	10,375,000	10,377,760
ARES LIII CLO Ltd. Series 2019-53A, Class A1R2 4.76% (3 mo. USD Term SOFR + 1.090%)(1),(2)	10/24/36	8,946,000	8,941,545
ARES LX CLO Ltd. Series 2021-60A, Class AR2 4.64% (3 mo. USD Term SOFR + 0.960%)(1),(2)	07/18/34	25,000,000	24,995,525
ARES LXV CLO Ltd. Series 2022-65A, Class A1R 4.79% (3 mo. USD Term SOFR + 1.120%)(1),(2)	07/25/34	37,650,000	37,658,810
ARES XLIV CLO Ltd. Series 2017-44A, Class A1RR 4.80% (3 mo. USD Term SOFR + 1.130%)(1),(2)	04/15/34	13,370,000	13,379,265
Bain Capital Credit CLO Ltd. Class A1RR 4.68% (3 mo. USD Term SOFR + 1.000%)(1),(2)	10/20/34	35,755,000	35,771,912
Bain Capital Credit CLO Ltd. Class ARR 4.83% (3 mo. USD Term SOFR + 1.150%)(1),(2)	04/20/34	7,740,000	7,742,639
Bain Capital Credit CLO Ltd. Series 2020-2A, Class AR3 4.66% (3 mo. USD Term SOFR + 0.980%)(1),(2)	07/19/34	30,000,000	29,998,860
Ballyrock CLO 20 Ltd. Series 2022-20A, Class A1A3 4.72% (3 mo. USD Term SOFR + 1.050%)(1),(2)	10/15/36	32,600,000	32,623,439
Barings CLO Ltd. Series 2021-3A, Class AR 4.81% (3 mo. USD Term SOFR + 1.130%)(1),(2)	01/18/35	19,500,000	19,514,371
BBAM U.S. CLO I Ltd. Series 2022-1A, Class AR 4.87% (3 mo. USD Term SOFR + 1.200%)(1),(2)	03/30/38	13,560,000	13,571,567
BBAM U.S. CLO III Ltd. Series 2023-3A, Class A1R 4.84% (3 mo. USD Term SOFR + 1.170%)(1),(2)	10/15/38	13,500,000	13,501,715
BCRED MML CLO LLC Series 2022-1A, Class A1 5.33% (3 mo. USD Term SOFR + 1.650%)(1),(2)	04/20/35	48,400,000	48,430,976
Beechwood Park CLO Ltd. Class A1RR 4.75% (3 mo. USD Term SOFR + 1.070%)(1),(2)	01/17/35	14,915,000	14,920,340
Benefit Street Partners CLO XX Ltd. Series 2020-20A, Class ARR 4.96% (3 mo. USD Term SOFR + 1.290%)(1),(2)	07/15/37	10,060,000	10,088,299
Bethpage Park CLO Ltd. Series 2021-1A, Class AR 4.70% (3 mo. USD Term SOFR + 1.060%)(1),(2)	10/15/36	25,000,000	25,018,525
BlueMountain CLO XXXII Ltd. Series 2021-32A, Class AR 4.77% (3 mo. USD Term SOFR + 1.100%)(1),(2)	10/15/34	9,000,000	9,000,999
Bowling Green Park CLO LLC Series 2019-1A, Class ARR 4.68% (3 mo. USD Term SOFR + 1.000%)(1),(2)	04/18/35	10,000,000	10,005,590
Boyce Park CLO Ltd. Series 2022-1A, Class A1R 4.67% (3 mo. USD Term SOFR + 1.000%)(1),(2)	04/21/35	14,275,000	14,266,392
Carvana Auto Receivables Trust Series 2021-N1, Class R 0.00%(1),(3)	01/10/28	53,821	5,424,611
Carvana Auto Receivables Trust Series 2021-P4, Class R 0.00%(1),(3),(4)	09/11/28	43,250	4,245,522
Carvana Auto Receivables Trust Series 2023-N1, Class R 0.00%(1),(3)	04/10/30	30,000	4,828,703
Carvana Auto Receivables Trust Series 2023-N1, Class XS 0.00%(1),(5)	04/10/30	145,588,581	1,407,696
Carvana Auto Receivables Trust Series 2023-N3, Class R 0.00%(1),(3)	09/10/30	30,900	4,183,973
Castlelake Aircraft Structured Trust Series 2025-3A, Class A 5.09%(1)	11/15/50	6,606,429	6,521,945
CIFC Funding Ltd. Series 2022-1A, Class A 5.00% (3 mo. USD Term SOFR + 1.320%)(1),(2)	04/17/35	25,000,000	25,001,250
CIFC Funding Ltd. Series 2022-2A, Class A1R 4.65% (3 mo. USD Term SOFR + 0.970%)(1),(2)	04/19/35	17,000,000	16,962,430
CIFC Funding Ltd. Series 2022-2A, Class BR 5.08% (3 mo. USD Term SOFR + 1.400%)(1),(2)	04/19/35	8,000,000	7,997,448
CIT Education Loan Trust Series 2007-1, Class B 4.20% (90 day USD SOFR Average + 0.562%)(1),(2)	06/25/42	4,591,452	4,280,681
Clover CLO LLC Series 2021-3A, Class AR 4.74% (3 mo. USD Term SOFR + 1.070%)(1),(2)	01/25/35	24,850,000	24,868,538
CyrusOne Data Centers Issuer I LLC Series 2023-1A, Class B 5.45%(1)	04/20/48	5,919,991	5,871,924
DB Data Center Red Oak, LLC 1.00%(6)	03/06/31	25,086,638	24,898,267

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
Dryden 40 Senior Loan Fund Series 2015-40A, Class AR2 4.80% (3 mo. USD Term SOFR + 1.150%)(1),(2)	08/15/31	$3,026,712	$3,029,228
Dryden 43 Senior Loan Fund Series 2016-43A, Class AR3 4.75% (3 mo. USD Term SOFR + 1.070%)(1),(2)	04/20/34	17,600,000	17,612,654
Dryden 53 CLO Ltd. Series 2017-53A, Class BR 4.97% (3 mo. USD Term SOFR + 1.300%)(1),(2)	01/15/31	6,000,000	6,004,122
Dryden 65 CLO Ltd. Series 2018-65A, Class B 5.54% (3 mo. USD Term SOFR + 1.862%)(1),(2)	07/18/30	3,500,000	3,504,715
Dryden 68 CLO Ltd. Series 2019-68A, Class ARR 4.77% (3 mo. USD Term SOFR + 1.100%)(1),(2)	07/15/35	15,850,000	15,857,133
Dryden 86 CLO Ltd. Series 2020-86A, Class A1R2 4.81% (3 mo. USD Term SOFR + 1.130%)(1),(2)	07/17/34	22,000,000	22,023,122
Dryden 98 CLO Ltd. Class AR 4.70% (3 mo. USD Term SOFR + 1.020%)(1),(2)	04/20/35	29,330,000	29,330,176
Eclipse Aircraft LLC Series 2026-1, Class A 5.63%(1)	05/15/51	10,563,581	10,540,509
Elmwood CLO IV Ltd. Series 2020-1A, Class ARR 4.93% (3 mo. USD Term SOFR + 1.250%)(1),(2)	04/18/37	30,000,000	30,284,760
Elmwood CLO VIII Ltd. Series 2021-1A, Class ARR 4.86% (3 mo. USD Term SOFR + 1.220%)(1),(2)	04/20/37	31,000,000	31,082,925
Firstlight Issuer LLC Series 2026-1A, Class A2 5.87%(1),(7)	06/20/56	26,258,000	26,427,354
Goal Capital Funding Trust Series 2006-1, Class B 5.30% (3 mo. USD LIBOR + 0.450%)(2)	08/25/42	752,682	732,777
Golub Capital CLO 88 B Ltd. Series 2026-88A, Class A1 4.93% (3 mo. USD Term SOFR + 1.250%)(1),(2)	04/17/38	9,000,000	9,008,100
Golub Capital Partners CLO 41B-R Ltd. Series 2019-41A, Class BR2 5.38% (3 mo. USD Term SOFR + 1.700%)(1),(2)	07/20/38	7,725,000	7,736,588
Golub Capital Partners CLO 50B-R Ltd. Class A1R2 4.79% (3 mo. USD Term SOFR + 1.110%)(1),(2)	04/20/35	14,850,000	14,841,536
HPS Loan Management Ltd. Class A1R3 4.80% (3 mo. USD Term SOFR + 1.120%)(1),(2)	04/20/34	13,500,000	13,510,895
HPS Loan Management Ltd. Series 2021-16A, Class A1R 4.78% (3 mo. USD Term SOFR + 1.110%)(1),(2)	01/23/35	10,000,000	10,003,000
HPS Loan Management Ltd. Series 2021-16A, Class BR 5.32% (3 mo. USD Term SOFR + 1.650%)(1),(2)	01/23/35	17,750,000	17,802,611
Invesco CLO Ltd. Series 2022-2A, Class A1R 4.83% (3 mo. USD Term SOFR + 1.150%)(1),(2)	07/20/35	23,000,000	23,020,079
JGWPT XXX LLC Series 2013-3A, Class A 4.08%(1)	01/17/73	376,268	356,404
JGWPT XXXII LLC Series 2014-2A, Class A 3.61%(1)	01/17/73	24,069,970	21,799,719
Juniper Valley Park CLO Ltd. Series 2023-1A, Class ARR 4.76% (3 mo. USD Term SOFR + 1.080%)(1),(2)	07/20/36	11,450,000	11,452,863
KKR CLO 26 Ltd. Series 26, Class ARR 4.77% (3 mo. USD Term SOFR + 1.100%)(1),(2)	10/15/34	9,500,000	9,502,413
KKR CLO 27 Ltd. Series 27A, Class A1R2 4.78% (3 mo. USD Term SOFR + 1.110%)(1),(2)	01/15/35	10,000,000	10,003,180
KKR CLO 28 Ltd. Series 28A, Class AR2 4.80% (3 mo. USD Term SOFR + 1.120%)(1),(2)	02/09/35	8,900,000	8,908,233
LCM 36 Ltd. Series 36A, Class A1R 4.74% (3 mo. USD Term SOFR + 1.070%)(1),(2)	01/15/34	7,000,000	7,002,842
LCM 41 Ltd. Class A1R 4.87% (3 mo. USD Term SOFR + 1.200%)(1),(2)	04/15/36	15,000,000	15,003,270
Madison Park Funding LVIII Ltd. Series 2024-58AR, Class BR (I/O) (I/F) 0.00% (-3 mo. USD Term SOFR + 1.600%)(1),(2),(7)	04/25/37	13,000,000	13,012,558
Madison Park Funding XLIX Ltd. Series 2021-49A, Class AR 4.73% (3 mo. USD Term SOFR + 1.050%)(1),(2)	10/19/34	40,000,000	39,997,360
Madison Park Funding XLIX Ltd. Series 2021-49A, Class B1R 5.13% (3 mo. USD Term SOFR + 1.450%)(1),(2)	10/19/34	8,000,000	8,001,552
Madison Park Funding XLVI Ltd. Class B1RR 5.17% (3 mo. USD Term SOFR + 1.500%)(1),(2)	10/15/34	33,270,000	33,348,484
Madison Park Funding XXIX Ltd. Series 2018-29A, Class A1R2 4.86% (3 mo. USD Term SOFR + 1.180%)(1),(2)	03/25/38	11,280,000	11,287,975
Madison Park Funding XXVII Ltd. Series 2018-27A, Class A2R 5.18% (3 mo. USD Term SOFR + 1.500%)(1),(2)	04/20/38	32,300,000	32,315,213

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
ASSET-BACKED SECURITIES (Continued)
Madison Park Funding XXXIII Ltd. Series 2019-33A, Class BR2 5.09% (3 mo. USD Term SOFR + 1.450%)(1),(2)	10/15/32		$4,500,000	$4,505,562
Madison Park Funding XXXIX Ltd. Series 2021-39A, Class BRR 5.18% (3 mo. USD Term SOFR + 1.550%)(1),(2)	10/22/34		14,000,000	14,020,342
Madison Park Funding XXXVI Ltd. Class B1RR 5.22% (3 mo. USD Term SOFR + 1.550%)(1),(2)	04/15/35		13,350,000	13,357,529
Magnetite XXI Ltd. Series 2019-21AR, Class BR2 4.93% (3 mo. USD Term SOFR + 1.300%)(1),(2)	04/20/34		9,900,000	9,902,277
Magnetite XXIII Ltd. Series 2019-23A, Class AR2 4.66% (3 mo. USD Term SOFR + 0.990%)(1),(2)	01/25/35		25,000,000	25,012,800
Marino Park CLO DAC Series 1A, Class BRR 3.67% (3 mo. EUR EURIBOR + 1.700%)(1),(2)	04/16/39	EUR	13,135,000	15,007,500
NCFA LLC 2.75%(6)	06/12/28		10,284,569	10,273,256
Neuberger Berman Loan Advisers CLO 43Ltd. Class AR 4.73% (3 mo. USD Term SOFR + 1.050%)(1),(2)	07/17/36		35,000,000	35,020,790
Neuberger Berman Loan Advisers CLO 50 Ltd. Class AR2 4.71% (3 mo. USD Term SOFR + 1.040%)(1),(2)	07/23/36		20,000,000	20,014,600
Neuberger Berman Loan Advisers CLO 50 Ltd. Series 2022-50A, Class BR2 5.02% (3 mo. USD Term SOFR + 1.350%)(1),(2)	07/23/36		2,500,000	2,500,313
Neuberger Berman Loan Advisers CLO 51 Ltd. Series 2022-51A, Class AR2 4.67% (3 mo. USD Term SOFR + 1.000%)(1),(2)	10/23/36		10,050,000	10,057,186
OCP Aegis CLO Ltd. Series 2025-41A, Class A 4.79% (3 mo. USD Term SOFR + 1.120%)(1),(2)	04/21/37		21,000,000	20,955,480
Octagon 64 Ltd. Series 2022-1A, Class B1R 5.37% (3 mo. USD Term SOFR + 1.700%)(1),(2)	07/21/37		18,250,000	18,264,180
Octagon 70 Alto Ltd. Series 2023-1A, Class A1R 4.82% (3 mo. USD Term SOFR + 1.140%)(1),(2)	10/20/36		20,000,000	20,006,100
Octagon Investment Partners 41 Ltd. Series 2019-2A, Class A1R2 4.76% (3 mo. USD Term SOFR + 1.090%)(1),(2)	10/15/33		30,000,000	30,020,130
Octagon Investment Partners 49 Ltd. Class BRR 5.22% (3 mo. USD Term SOFR + 1.550%)(1),(2)	04/15/37		13,150,000	13,172,552
Octagon Investment Partners 51 Ltd. Series 2021-1A, Class AR 4.67% (3 mo. USD Term SOFR + 0.990%)(1),(2)	07/20/34		30,700,000	30,724,898
Palmer Square Loan Funding Ltd. Class A2R 4.80% (3 mo. USD Term SOFR + 1.150%)(1),(2)	08/08/32		7,000,000	6,995,961
Providus CLO V DAC Series 5A, Class BR 4.08% (3 mo. EUR EURIBOR + 1.800%)(1),(2)	11/15/39	EUR	8,500,000	9,730,490
Rad CLO 18 Ltd. Series 2023-18A, Class A1R 5.07% (3 mo. USD Term SOFR + 1.400%)(1),(2)	07/15/37		22,150,000	22,166,745
Rad CLO 21 Ltd. Series 2023-21A, Class A1R 4.74% (3 mo. USD Term SOFR + 1.070%)(1),(2)	01/25/37		24,500,000	24,482,997
Rockford Tower CLO Ltd. Series 2020-1A, Class A1RR 4.77% (3 mo. USD Term SOFR + 1.090%)(1),(2)	01/20/36		22,730,000	22,731,546
RR 17 Ltd. Series 2021-17A, Class A1AR 4.74% (3 mo. USD Term SOFR + 1.070%)(1),(2)	07/15/34		11,250,000	11,253,645
RR 20 Ltd. Series 2022-20A, Class A1R 4.66% (3 mo. USD Term SOFR + 0.990%)(1),(2)	07/15/37		17,500,000	17,495,730
RR 26 Ltd. Series 2023-26A, Class A1R 4.79% (3 mo. USD Term SOFR + 1.120%)(1),(2)	04/15/38		34,500,000	34,515,042
Skyline Aviation, Inc. Class A 3.23%(6)	07/03/38		22,056,714	20,810,950
SLC Student Loan Trust Series 2004-1, Class B 4.21% (90 day USD SOFR Average + 0.552%)(2)	08/15/31		160,966	142,635
SLM Student Loan Trust Series 2003-12, Class B 4.49% (90 day USD SOFR Average + 0.852%)(2)	12/15/68		21,509	20,790
SLM Student Loan Trust Series 2006-2, Class A6 4.10% (90 day USD SOFR Average + 0.432%)(2)	01/25/41		14,377,208	14,004,445
SLM Student Loan Trust Series 2006-8, Class A6 4.09% (90 day USD SOFR Average + 0.422%)(2)	01/25/41		15,497,253	15,110,209
SLM Student Loan Trust Series 2007-1, Class A6 4.07% (90 day USD SOFR Average + 0.402%)(2)	01/27/42		15,517,683	15,154,868

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
SLM Student Loan Trust Series 2007-1, Class B 4.15% (90 day USD SOFR Average + 0.482%)(2)	01/27/42	$1,813,866	$1,703,970
SLM Student Loan Trust Series 2007-6, Class B 4.78% (90 day USD SOFR Average + 1.112%)(2)	04/27/43	2,258,158	2,162,988
SLM Student Loan Trust Series 2007-7, Class A4 4.26% (90 day USD SOFR Average + 0.592%)(2)	01/25/22	66,616	66,170
SLM Student Loan Trust Series 2008-2, Class B 5.13% (90 day USD SOFR Average + 1.462%)(2)	01/25/83	38,874,000	42,238,304
SLM Student Loan Trust Series 2008-3, Class A3 4.93% (90 day USD SOFR Average + 1.262%)(2)	10/25/21	4,340	4,348
SLM Student Loan Trust Series 2008-3, Class B 5.13% (90 day USD SOFR Average + 1.462%)(2)	04/26/83	2,260,000	2,380,510
SLM Student Loan Trust Series 2008-4, Class A4 5.58% (90 day USD SOFR Average + 1.912%)(2)	07/25/22	481,923	481,755
SLM Student Loan Trust Series 2008-4, Class B 5.78% (90 day USD SOFR Average + 2.112%)(2)	04/25/73	8,849,000	9,488,761
SLM Student Loan Trust Series 2008-5, Class A4 5.63% (90 day USD SOFR Average + 1.962%)(2)	07/25/23	5,440,153	5,461,143
SLM Student Loan Trust Series 2008-5, Class B 5.78% (90 day USD SOFR Average + 2.112%)(2)	07/25/73	37,199,000	39,989,267
SLM Student Loan Trust Series 2008-6, Class B 5.78% (90 day USD SOFR Average + 2.112%)(2)	07/26/83	31,424,000	32,259,149
SLM Student Loan Trust Series 2008-7, Class B 5.78% (90 day USD SOFR Average + 2.112%)(2)	07/26/83	17,206,000	17,325,625
SLM Student Loan Trust Series 2012-1, Class A3 4.69% (30 day USD SOFR Average + 1.064%)(2)	09/25/28	261,212	258,701
SLM Student Loan Trust Series 2012-2, Class A 4.44% (30 day USD SOFR Average + 0.814%)(2)	01/25/29	6,050,072	5,947,579
SLM Student Loan Trust Series 2012-7, Class A3 4.39% (30 day USD SOFR Average + 0.764%)(2)	05/26/26	10,376,833	10,178,083
Symphony CLO XX Ltd. Class AR2 4.78% (3 mo. USD Term SOFR + 1.100%)(1),(2)	01/16/32	10,070,357	10,085,251
Symphony CLO XXV Ltd. Series 2021-25A, Class BR 5.18% (3 mo. USD Term SOFR + 1.500%)(1),(2)	04/19/34	9,150,000	9,148,637
Trinitas CLO VII Ltd. Class A1R2 4.73% (3 mo. USD Term SOFR + 1.060%)(1),(2)	01/25/35	15,000,000	14,973,765
Trinitas CLO XI Ltd. Series 2019-11AR, Class A1R3 4.68% (3 mo. USD Term SOFR + 1.050%)(1),(2)	07/15/34	13,500,000	13,502,174
Trinitas CLO XVI Ltd. Series 2021-16A, Class A1R 4.81% (3 mo. USD Term SOFR + 1.130%)(1),(2)	07/20/34	25,000,000	24,995,400
United Auto Credit Securitization Trust Series 2022-2, Class R1 0.00%(1),(4),(5)	04/10/29	33,600	2
Valley Stream Park CLO Ltd. Class ARR 4.87% (3 mo. USD Term SOFR + 1.190%)(1),(2)	01/20/37	13,350,000	13,356,275
Voya CLO Ltd. Series 2019-4A, Class BR 5.68% (3 mo. USD Term SOFR + 2.012%)(1),(2)	01/15/35	17,500,000	17,520,143
Whetstone Park CLO Ltd. Series 2021-1A, Class A1R 4.75% (3 mo. USD Term SOFR + 1.070%)(1),(2)	01/20/35	22,445,000	22,455,661

Total Asset-backed Securities (Cost: $1,888,046,084)			1,909,937,219

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY—35.9%
Federal Home Loan Mortgage Corp., Pool #RA4201 2.00%	12/01/50	6,943,307	5,614,180
Federal Home Loan Mortgage Corp., Pool #SD8121 2.00%	01/01/51	95,721	77,371
Federal Home Loan Mortgage Corp., Pool #RA4398 2.00%	01/01/51	62,031,274	50,156,897
Federal Home Loan Mortgage Corp., Pool #SD3302 2.00%	10/01/51	49,708,792	40,058,429
Federal Home Loan Mortgage Corp., Pool #SD8182 2.00%	12/01/51	22,238,440	17,886,612
Federal Home Loan Mortgage Corp., Pool #RA6507 2.00%	12/01/51	104,204,030	83,824,145
Federal Home Loan Mortgage Corp., Pool #SD8188 2.00%	01/01/52	35,204,684	28,303,219
Federal Home Loan Mortgage Corp., Pool #SD8193 2.00%	02/01/52	66,434,438	53,387,573
Federal Home Loan Mortgage Corp., Pool #SD1178 2.00%	03/01/52	13,673,577	10,988,263
Federal Home Loan Mortgage Corp., Pool #QE0312 2.00%	04/01/52	5,430,294	4,365,043
Federal Home Loan Mortgage Corp., Pool #SD8211 2.00%	05/01/52	9,940,689	7,990,641
Federal Home Loan Mortgage Corp., Pool #RA5285 2.50%	05/01/51	91,139,591	77,250,186
Federal Home Loan Mortgage Corp., Pool #SD8189 2.50%	01/01/52	139,151,257	117,144,685
Federal Home Loan Mortgage Corp., Pool #SD8205 2.50%	04/01/52	75,875,635	63,881,282
Federal Home Loan Mortgage Corp., Pool #C04546 3.00%	02/01/43	7,547,198	6,888,182

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Federal Home Loan Mortgage Corp., Pool #C04573 3.00%	03/01/43	$8,876,185	$8,107,715
Federal Home Loan Mortgage Corp., Pool #G08710 3.00%	06/01/46	61,970,799	55,548,325
Federal Home Loan Mortgage Corp., Pool #G08715 3.00%	08/01/46	85,312,160	76,470,654
Federal Home Loan Mortgage Corp., Pool #ZS4693 3.00%	12/01/46	11,160,746	9,991,561
Federal Home Loan Mortgage Corp., Pool #RE6029 3.00%	02/01/50	3,062,267	2,672,458
Federal Home Loan Mortgage Corp., Pool #SD3890 3.00%	08/01/52	23,270,977	20,373,258
Federal Home Loan Mortgage Corp., Pool #SD4636 3.00%	01/01/53	86,946,614	76,178,490
Federal Home Loan Mortgage Corp., Pool #G07408 3.50%	06/01/43	7,949,952	7,517,115
Federal Home Loan Mortgage Corp., Pool #U99097 3.50%	07/01/43	20,248,951	19,023,764
Federal Home Loan Mortgage Corp., Pool #V80356 3.50%	08/01/43	14,254,627	13,463,144
Federal Home Loan Mortgage Corp., Pool #G07848 3.50%	04/01/44	39,861,170	37,647,893
Federal Home Loan Mortgage Corp., Pool #G07849 3.50%	05/01/44	5,386,308	5,077,641
Federal Home Loan Mortgage Corp., Pool #G07924 3.50%	01/01/45	5,964,359	5,606,140
Federal Home Loan Mortgage Corp., Pool #G60023 3.50%	04/01/45	6,541,565	6,158,088
Federal Home Loan Mortgage Corp., Pool #G60138 3.50%	08/01/45	53,740,207	50,304,665
Federal Home Loan Mortgage Corp., Pool #G60238 3.50%	10/01/45	20,747,288	19,374,502
Federal Home Loan Mortgage Corp., Pool #G08676 3.50%	11/01/45	15,261,821	14,181,202
Federal Home Loan Mortgage Corp., Pool #G08681 3.50%	12/01/45	10,182,472	9,461,498
Federal Home Loan Mortgage Corp., Pool #G08698 3.50%	03/01/46	528	488
Federal Home Loan Mortgage Corp., Pool #G08711 3.50%	06/01/46	4,341,465	4,018,781
Federal Home Loan Mortgage Corp., Pool #G67700 3.50%	08/01/46	16,073,042	14,960,515
Federal Home Loan Mortgage Corp., Pool #G08722 3.50%	09/01/46	19,199,209	17,772,209
Federal Home Loan Mortgage Corp., Pool #G08727 3.50%	10/01/46	16,849,627	15,597,263
Federal Home Loan Mortgage Corp., Pool #ZT0277 3.50%	10/01/46	1,083,497	1,005,073
Federal Home Loan Mortgage Corp., Pool #G08742 3.50%	01/01/47	27,609,671	25,557,555
Federal Home Loan Mortgage Corp., Pool #G67703 3.50%	04/01/47	116,154,910	108,113,278
Federal Home Loan Mortgage Corp., Pool #G67707 3.50%	01/01/48	59,871,758	55,659,651
Federal Home Loan Mortgage Corp., Pool #SD7502 3.50%	07/01/49	4,944,665	4,554,889
Federal Home Loan Mortgage Corp., Pool #SD7503 3.50%	08/01/49	10,907,844	10,062,661
Federal Home Loan Mortgage Corp., Pool #SD7511 3.50%	01/01/50	11,429,109	10,543,536
Federal Home Loan Mortgage Corp., Pool #A97038 4.00%	02/01/41	3,654,435	3,540,572
Federal Home Loan Mortgage Corp., Pool #G06361 4.00%	03/01/41	7,531	7,301
Federal Home Loan Mortgage Corp., Pool #G06499 4.00%	03/01/41	3,223,775	3,121,548
Federal Home Loan Mortgage Corp., Pool #G06498 4.00%	04/01/41	7,301,485	7,073,480
Federal Home Loan Mortgage Corp., Pool #Q05804 4.00%	01/01/42	12,255,012	11,893,433
Federal Home Loan Mortgage Corp., Pool #G07786 4.00%	08/01/44	64,137,274	61,954,882
Federal Home Loan Mortgage Corp., Pool #G07925 4.00%	02/01/45	4,251,943	4,101,561
Federal Home Loan Mortgage Corp., Pool #G60344 4.00%	12/01/45	50,554	48,580
Federal Home Loan Mortgage Corp., Pool #G08758 4.00%	04/01/47	7,668	7,293
Federal Home Loan Mortgage Corp., Pool #G08762 4.00%	05/01/47	7,697,253	7,320,676
Federal Home Loan Mortgage Corp., Pool #G67711 4.00%	03/01/48	34,105,369	32,588,829
Federal Home Loan Mortgage Corp., Pool #G67713 4.00%	06/01/48	303,497	289,539
Federal Home Loan Mortgage Corp., Pool #G67714 4.00%	07/01/48	49,763	47,448
Federal Home Loan Mortgage Corp., Pool #G67717 4.00%	11/01/48	41,610,832	39,674,437
Federal Home Loan Mortgage Corp., Pool #G05866 4.50%	02/01/40	5,005,758	4,964,548
Federal Home Loan Mortgage Corp., Pool #G08843 4.50%	10/01/48	3,878,489	3,790,546
Federal Home Loan Mortgage Corp., Pool #G08848 4.50%	11/01/48	655,029	640,176
Federal Home Loan Mortgage Corp., Pool #SD2322 4.50%	09/01/52	62,271,310	60,195,950
Federal Home Loan Mortgage Corp., Pool #SD8245 4.50%	09/01/52	86,036,381	83,170,371
Federal Home Loan Mortgage Corp., Pool #SD8257 4.50%	10/01/52	67,625,947	65,366,946
Federal Home Loan Mortgage Corp., Pool #SD8266 4.50%	11/01/52	199,340,356	192,663,026
Federal Home Loan Mortgage Corp., Pool #SD2148 4.50%	01/01/53	39,343,957	38,025,335
Federal Home Loan Mortgage Corp., Pool #SL1660 4.50%	10/01/53	58,309,849	56,362,046
Federal Home Loan Mortgage Corp., Pool #G01515 5.00%	02/01/33	131,456	132,266
Federal Home Loan Mortgage Corp., Pool #C01492 5.00%	02/01/33	101,581	102,207
Federal Home Loan Mortgage Corp., Pool #A54856 5.00%	01/01/34	801,532	807,840
Federal Home Loan Mortgage Corp., Pool #G02579 5.00%	12/01/34	231,077	233,079
Federal Home Loan Mortgage Corp., Pool #A61164 5.00%	04/01/36	2,177	2,196
Federal Home Loan Mortgage Corp., Pool #G08826 5.00%	06/01/48	5,315,479	5,336,895
Federal Home Loan Mortgage Corp., Pool #G08833 5.00%	07/01/48	3,103,749	3,116,254
Federal Home Loan Mortgage Corp., Pool #G08840 5.00%	08/01/48	453,023	454,848
Federal Home Loan Mortgage Corp., Pool #G08838 5.00%	09/01/48	1,547,014	1,553,246
Federal Home Loan Mortgage Corp., Pool #G08844 5.00%	10/01/48	4,265,995	4,283,183
Federal Home Loan Mortgage Corp., Pool #G08849 5.00%	11/01/48	1,543,354	1,549,572
Federal Home Loan Mortgage Corp., Pool #A25162 5.50%	05/01/34	495,261	504,804
Federal Home Loan Mortgage Corp., Pool #A39012 5.50%	06/01/35	10,015	10,269

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Federal Home Loan Mortgage Corp., Pool #G02955 5.50%	03/01/37	$1,036,615	$1,064,640
Federal Home Loan Mortgage Corp., Pool #H00790 5.50%	05/01/37	1,901	1,954
Federal Home Loan Mortgage Corp., Pool #H05069 5.50%	05/01/37	53,507	55,000
Federal Home Loan Mortgage Corp., Pool #G03357 5.50%	08/01/37	209,924	215,754
Federal Home Loan Mortgage Corp., Pool #G03676 5.50%	12/01/37	815,699	838,370
Federal Home Loan Mortgage Corp., Pool #G03783 5.50%	01/01/38	520,153	534,603
Federal Home Loan Mortgage Corp., Pool #G04438 5.50%	05/01/38	1,647,333	1,697,222
Federal Home Loan Mortgage Corp., Pool #G04703 5.50%	08/01/38	1,233,772	1,271,095
Federal Home Loan Mortgage Corp., Pool #G04706 5.50%	09/01/38	53,269	54,878
Federal Home Loan Mortgage Corp., Pool #SD8362 5.50%	09/01/53	131,781,479	132,889,867
Federal Home Loan Mortgage Corp., Pool #G02884 6.00%	04/01/37	817,364	852,228
Federal Home Loan Mortgage Corp., Pool #G03985 6.00%	03/01/38	3,821	3,999
Federal Home Loan Mortgage Corp., Pool #C46104 6.50%	09/01/29	953	961
Federal Home Loan Mortgage Corp., Pool #A24156 6.50%	10/01/31	13,183	13,436
Federal Home Loan Mortgage Corp., Pool #G00992 7.00%	11/01/28	65	66
Federal Home Loan Mortgage Corp. REMICS Series 1980, Class Z 7.00%	07/15/27	2,310	2,323
Federal Home Loan Mortgage Corp. REMICS Series 2098, Class TZ (TAC) 6.00%	01/15/28	12,989	12,989
Federal Home Loan Mortgage Corp. REMICS Series 2174, Class PN (PAC) 6.00%	07/15/29	2,517	2,555
Federal Home Loan Mortgage Corp. REMICS Series 2313, Class LA 6.50%	05/15/31	734	739
Federal Home Loan Mortgage Corp. REMICS Series 2433, Class SA (I/F) (PAC) 11.29% (-30 day USD SOFR Average + 20.632%)(2)	02/15/32	1,898	2,052
Federal Home Loan Mortgage Corp. REMICS Series 2481, Class AW 6.50%	08/15/32	416	417
Federal Home Loan Mortgage Corp. REMICS Series 3019, Class SW (I/O) (I/F) 3.49% (-30 day USD SOFR Average + 7.086%)(2)	08/15/35	367,876	39,570
Federal Home Loan Mortgage Corp. REMICS Series 3063, Class YG (PAC) 5.50%	11/15/35	988,677	1,011,928
Federal Home Loan Mortgage Corp. REMICS Series 3300, Class SA (I/O) (I/F) 3.49% (-30 day USD SOFR Average + 7.086%)(2)	08/15/35	162,646	17,495
Federal Home Loan Mortgage Corp. REMICS Series 3752, Class XL (PAC) 4.50%	11/15/40	18,621,468	18,319,361
Federal Home Loan Mortgage Corp. REMICS Series 3891, Class HS (I/O) (I/F) 2.24% (-30 day USD SOFR Average + 5.836%)(2)	07/15/41	2,032,443	172,970
Federal Home Loan Mortgage Corp. REMICS Series 3904, Class JB (PAC) 4.50%	08/15/41	4,184,914	4,116,255
Federal Home Loan Mortgage Corp. REMICS Series 3925, Class LB (PAC) 4.50%	09/15/41	9,215,000	9,060,565
Federal Home Loan Mortgage Corp. REMICS Series 3928, Class JD (PAC) 4.00%	09/15/41	8,272,242	8,125,066
Federal Home Loan Mortgage Corp. REMICS Series 4102, Class TC (PAC) 2.50%	09/15/41	1,657,072	1,630,626
Federal Home Loan Mortgage Corp. REMICS Series 4161, Class BA (PAC) 2.50%	12/15/41	2,291,440	2,259,741
Federal Home Loan Mortgage Corp. REMICS Series 4656, Class EZ 4.00%	02/15/47	194,463	183,280
Federal Home Loan Mortgage Corp. REMICS Series 4818, Class CA 3.00%	04/15/48	861,196	766,369
Federal Home Loan Mortgage Corp. REMICS Series 4846, Class PA 4.00%	06/15/47	234	234
Federal Home Loan Mortgage Corp. REMICS Series 4852, Class CA (PAC) 4.00%	11/15/47	3,076,656	3,058,169
Federal Home Loan Mortgage Corp. REMICS Series 4860, Class BH (PAC) 3.50%	10/15/48	1,770,473	1,701,633
Federal Home Loan Mortgage Corp. REMICS Series 4860, Class PA (PAC) 3.50%	02/15/49	1,651,045	1,524,635
Federal Home Loan Mortgage Corp. REMICS Series 4879, Class BC (PAC) 3.00%	04/15/49	560,707	508,039
Federal Home Loan Mortgage Corp. REMICS Series 4896, Class DA 3.00%	01/15/49	513,193	463,137
Federal Home Loan Mortgage Corp. REMICS Series 4937, Class MF 4.19% (30 day USD SOFR Average + 0.564%)(2)	12/25/49	3,813,042	3,767,531
Federal Home Loan Mortgage Corp. STRIPS Series 309 (P/O) 0.00%(5)	08/15/43	8,332,107	6,525,800
Federal Home Loan Mortgage Corp. STRIPS Series 319, Class F2 4.21% (30 day USD SOFR Average + 0.614%)(2)	11/15/43	1,414,282	1,409,303
Federal National Mortgage Association, Pool #MA4128 2.00%	09/01/40	94,373,260	82,355,673
Federal National Mortgage Association, Pool #MA4333 2.00%	05/01/41	55,567,878	48,193,067
Federal National Mortgage Association, Pool #MA4158 2.00%	10/01/50	141,775,215	114,745,122
Federal National Mortgage Association, Pool #MA4237 2.00%	01/01/51	1,923,607	1,554,849

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Federal National Mortgage Association, Pool #MA4281 2.00%	03/01/51	$31,337,637	$25,308,467
Federal National Mortgage Association, Pool #MA4305 2.00%	04/01/51	70,489,736	56,903,353
Federal National Mortgage Association, Pool #CB2365 2.00%	09/01/51	134,774,975	108,563,025
Federal National Mortgage Association, Pool #BQ6913 2.00%	12/01/51	346,154,148	278,590,262
Federal National Mortgage Association, Pool #MA4492 2.00%	12/01/51	77,983,326	62,722,812
Federal National Mortgage Association, Pool #BU1452 2.00%	01/01/52	9,695,030	7,791,051
Federal National Mortgage Association, Pool #CB2767 2.00%	01/01/52	59,779,769	48,321,441
Federal National Mortgage Association, Pool #MA4547 2.00%	02/01/52	15,622,650	12,572,566
Federal National Mortgage Association, Pool #CB0610 2.50%	05/01/51	47,356,518	40,278,631
Federal National Mortgage Association, Pool #CB2313 2.50%	12/01/51	119,703,639	101,590,544
Federal National Mortgage Association, Pool #MA4493 2.50%	12/01/51	122,123,488	102,847,661
Federal National Mortgage Association, Pool #BV2994 2.50%	04/01/52	2,201,073	1,853,129
Federal National Mortgage Association, Pool #MA4578 2.50%	04/01/52	152,677,951	128,542,756
Federal National Mortgage Association, Pool #MA1432 3.00%	05/01/33	21,107	20,294
Federal National Mortgage Association, Pool #MA1459 3.00%	06/01/33	9,956	9,569
Federal National Mortgage Association, Pool #MA1527 3.00%	08/01/33	14,702,211	14,119,287
Federal National Mortgage Association, Pool #MA1561 3.00%	09/01/33	9,344,972	8,971,728
Federal National Mortgage Association, Pool #AB6385 3.00%	10/01/42	150,405	137,195
Federal National Mortgage Association, Pool #AL8256 3.00%	08/01/43	247,843	227,121
Federal National Mortgage Association, Pool #AL7092 3.00%	07/01/45	28,060	25,383
Federal National Mortgage Association, Pool #BM5507 3.00%	09/01/48	4,294,898	3,844,970
Federal National Mortgage Association, Pool #MA3811 3.00%	10/01/49	4,545,067	3,966,505
Federal National Mortgage Association, Pool #MA3846 3.00%	11/01/49	25,046	21,858
Federal National Mortgage Association, Pool #MA3942 3.00%	02/01/50	9,036,523	7,886,225
Federal National Mortgage Association, Pool #MA3997 3.00%	04/01/50	10,958,529	9,484,702
Federal National Mortgage Association, Pool #CA5689 3.00%	05/01/50	44,188,442	39,328,277
Federal National Mortgage Association, Pool #AB4262 3.50%	01/01/32	1,364,609	1,337,125
Federal National Mortgage Association, Pool #MA1584 3.50%	09/01/33	14,022,829	13,631,118
Federal National Mortgage Association, Pool #MA1608 3.50%	10/01/33	9,764,822	9,491,923
Federal National Mortgage Association, Pool #MA1982 3.50%	08/01/34	20,558	19,931
Federal National Mortgage Association, Pool #AB3679 3.50%	10/01/41	4,406,816	4,176,599
Federal National Mortgage Association, Pool #AB4045 3.50%	12/01/41	3,965,257	3,761,745
Federal National Mortgage Association, Pool #AL2521 3.50%	09/01/42	53,455	50,245
Federal National Mortgage Association, Pool #MA1177 3.50%	09/01/42	17,011,830	15,990,879
Federal National Mortgage Association, Pool #MA1404 3.50%	04/01/43	35,742	33,538
Federal National Mortgage Association, Pool #AB9703 3.50%	06/01/43	7,798,823	7,317,846
Federal National Mortgage Association, Pool #MA1582 3.50%	09/01/43	5,909,557	5,545,096
Federal National Mortgage Association, Pool #AL6348 3.50%	02/01/45	18,125	17,007
Federal National Mortgage Association, Pool #BD2450 3.50%	01/01/47	32,187	29,759
Federal National Mortgage Association, Pool #CA0996 3.50%	01/01/48	22,869	21,166
Federal National Mortgage Association, Pool #FM2388 3.50%	04/01/48	11,141,915	10,332,570
Federal National Mortgage Association, Pool #CA3633 3.50%	06/01/49	12,348,993	11,416,484
Federal National Mortgage Association, Pool #CA4011 3.50%	08/01/49	12,199,074	11,029,842
Federal National Mortgage Association, Pool #FM2318 3.50%	09/01/49	111,675,986	103,022,880
Federal National Mortgage Association, Pool #AB1613 4.00%	10/01/40	10,788,158	10,439,313
Federal National Mortgage Association, Pool #AB1803 4.00%	11/01/40	11,948,163	11,568,429
Federal National Mortgage Association, Pool #AH3780 4.00%	02/01/41	4,657,196	4,509,182
Federal National Mortgage Association, Pool #AJ1404 4.00%	09/01/41	6,585,275	6,371,975
Federal National Mortgage Association, Pool #MA1146 4.00%	08/01/42	12,065,812	11,682,640
Federal National Mortgage Association, Pool #AT9649 4.00%	07/01/43	85,028	82,096
Federal National Mortgage Association, Pool #AL9472 4.00%	10/01/43	2,475,832	2,394,621
Federal National Mortgage Association, Pool #AL4597 4.00%	01/01/44	20,060,595	19,368,974
Federal National Mortgage Association, Pool #MA2960 4.00%	04/01/47	14,549,255	13,820,770
Federal National Mortgage Association, Pool #AS9830 4.00%	06/01/47	18,141,578	17,234,741
Federal National Mortgage Association, Pool #MA3027 4.00%	06/01/47	11,096,787	10,541,168
Federal National Mortgage Association, Pool #AS9972 4.00%	07/01/47	15,309,351	14,544,087
Federal National Mortgage Association, Pool #CA2327 4.00%	09/01/48	18,350,488	17,484,823
Federal National Mortgage Association, Pool #BM5164 4.00%	11/01/48	18,299,060	17,435,821
Federal National Mortgage Association, Pool #BN4316 4.00%	01/01/49	12,512	11,926
Federal National Mortgage Association, Pool #CB3619 4.00%	05/01/52	129,098,620	121,258,864
Federal National Mortgage Association, Pool #MA4626 4.00%	06/01/52	344,298,353	323,927,638
Federal National Mortgage Association, Pool #MA4732 4.00%	09/01/52	22,544,872	21,170,509
Federal National Mortgage Association, Pool #MA4783 4.00%	10/01/52	14,353,880	13,477,739
Federal National Mortgage Association, Pool #MA4866 4.00%	01/01/53	48,219,360	45,268,660
Federal National Mortgage Association, Pool #734830 4.50%	08/01/33	2,782	2,767
Federal National Mortgage Association, Pool #734922 4.50%	09/01/33	399,248	397,080

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Federal National Mortgage Association, Pool #753168 4.50%	12/01/33	$2,431	$2,417
Federal National Mortgage Association, Pool #AL8037 4.50%	07/01/34	43,770	43,628
Federal National Mortgage Association, Pool #AL8356 4.50%	07/01/34	91,531	91,396
Federal National Mortgage Association, Pool #815422 4.50%	02/01/35	11,295	11,229
Federal National Mortgage Association, Pool #735651 4.50%	06/01/35	1,176,808	1,169,889
Federal National Mortgage Association, Pool #745147 4.50%	12/01/35	6,690	6,650
Federal National Mortgage Association, Pool #190396 4.50%	06/01/39	3,158	3,128
Federal National Mortgage Association, Pool #AC8279 4.50%	08/01/39	4,877	4,843
Federal National Mortgage Association, Pool #AE0138 4.50%	03/01/40	17,630	17,463
Federal National Mortgage Association, Pool #AL0209 4.50%	05/01/41	7,041,030	6,964,608
Federal National Mortgage Association, Pool #AL9106 4.50%	02/01/46	15,270,888	15,045,229
Federal National Mortgage Association, Pool #AL8960 4.50%	05/01/46	12,260,411	12,079,238
Federal National Mortgage Association, Pool #AL9722 4.50%	08/01/46	50,195,267	49,453,528
Federal National Mortgage Association, Pool #AS8663 4.50%	01/01/47	9,498,274	9,315,345
Federal National Mortgage Association, Pool #AL9846 4.50%	02/01/47	53,725,871	52,931,961
Federal National Mortgage Association, Pool #CA1710 4.50%	05/01/48	54,715	53,411
Federal National Mortgage Association, Pool #CA1711 4.50%	05/01/48	5,589,503	5,456,304
Federal National Mortgage Association, Pool #CA2208 4.50%	08/01/48	12,140,514	11,851,204
Federal National Mortgage Association, Pool #CA2493 4.50%	10/01/48	3,028,851	2,956,506
Federal National Mortgage Association, Pool #MA3537 4.50%	12/01/48	7,235,095	7,062,282
Federal National Mortgage Association, Pool #MA4733 4.50%	09/01/52	258,524,266	249,912,409
Federal National Mortgage Association, Pool #CB5675 4.50%	02/01/53	43,507,409	42,041,172
Federal National Mortgage Association, Pool #CB6854 4.50%	08/01/53	28,764,877	27,758,894
Federal National Mortgage Association, Pool #MA5038 5.00%	06/01/53	197,310,685	195,198,293
Federal National Mortgage Association, Pool #FS7252 5.00%	11/01/53	38,391,959	37,997,758
Federal National Mortgage Association, Pool #740297 5.50%	10/01/33	635	646
Federal National Mortgage Association, Pool #725257 5.50%	02/01/34	286,355	291,520
Federal National Mortgage Association, Pool #735224 5.50%	02/01/35	922,467	943,268
Federal National Mortgage Association, Pool #889184 5.50%	09/01/36	983,708	1,001,398
Federal National Mortgage Association, Pool #190375 5.50%	11/01/36	216,311	221,908
Federal National Mortgage Association, Pool #AE0482 5.50%	01/01/38	2,215,314	2,255,153
Federal National Mortgage Association, Pool #MA5072 5.50%	07/01/53	108,268,748	109,177,625
Federal National Mortgage Association, Pool #AL0851 6.00%	10/01/40	4,143,055	4,330,048
Federal National Mortgage Association, Pool #844773 6.00% (1 yr. USD RFUCCT + 1.559%)(2)	12/01/35	1,196	1,216
Federal National Mortgage Association, Pool #839109 6.29% (1 yr. USD RFUCCT + 1.912%)(2)	11/01/35	2,653	2,721
Federal National Mortgage Association, Pool #394854 6.50%	05/01/27	14	14
Federal National Mortgage Association, Pool #545191 7.00%	09/01/31	795	843
Federal National Mortgage Association, Pool #613142 7.00%	11/01/31	2,201	2,323
Federal National Mortgage Association, Pool #625666 7.00%	01/01/32	992	1,052
Federal National Mortgage Association, Pool #545756 7.00%	06/01/32	108	114
Federal National Mortgage Association, Pool #655928 7.00%	08/01/32	29,074	30,688
Federal National Mortgage Association, Pool #735207 7.00%	04/01/34	5,644	5,970
Federal National Mortgage Association, Pool #888412 7.00%	04/01/37	56,831	60,760
Federal National Mortgage Association, Pool #313182 7.50%	10/01/26	7	7
Federal National Mortgage Association, Pool #633698 7.50%	02/01/31	8,039	8,373
Federal National Mortgage Association REMICS Series 1999-11, Class Z 5.50%	03/25/29	1,731	1,729
Federal National Mortgage Association REMICS Series 2001-52, Class YZ (PAC) 6.50%	10/25/31	28,911	29,858
Federal National Mortgage Association REMICS Series 2006-4, Class WE 4.50%	02/25/36	11,202	11,111
Federal National Mortgage Association REMICS Series 2006-49, Class SE (I/F) (PAC) 14.03% (-30 day USD SOFR Average + 28.542%)(2)	04/25/36	234,383	248,017
Federal National Mortgage Association REMICS Series 2007-17, Class SI (I/O) (I/F) 2.66% (-30 day USD SOFR Average + 6.286%)(2)	03/25/37	523,909	27,678
Federal National Mortgage Association REMICS Series 2007-34, Class SB (I/O) (I/F) 2.37% (-30 day USD SOFR Average + 5.996%)(2)	04/25/37	966,497	76,118
Federal National Mortgage Association REMICS Series 2007-64, Class FA 4.21% (30 day USD SOFR Average + 0.584%)(2)	07/25/37	1,388	1,385
Federal National Mortgage Association REMICS Series 2008-24, Class NA 6.75%	06/25/37	72,994	76,605
Federal National Mortgage Association REMICS Series 2010-116, Class SE (I/O) (I/F) 2.86% (-30 day USD SOFR Average + 6.486%)(2)	10/25/40	1,132,513	95,378

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Federal National Mortgage Association REMICS Series 2010-17, Class SB (I/O) (I/F) 2.61% (-30 day USD SOFR Average + 6.236%)(2)	03/25/40	$2,476,856	$237,156
Federal National Mortgage Association REMICS Series 2010-43, Class KS (I/O) (I/F) 2.68% (-30 day USD SOFR Average + 6.306%)(2)	05/25/40	4,375,226	428,778
Federal National Mortgage Association REMICS Series 2011-101, Class HE (PAC) 4.00%	10/25/41	5,004,822	4,831,022
Federal National Mortgage Association REMICS Series 2011-111, Class DB 4.00%	11/25/41	5,186,764	5,009,145
Federal National Mortgage Association REMICS Series 2012-84, Class VZ 3.50%	08/25/42	4,327,801	4,088,132
Federal National Mortgage Association REMICS Series 2013-101, Class BO (P/O) 0.00% (5)	10/25/43	6,826,297	4,882,179
Federal National Mortgage Association REMICS Series 2013-101, Class CO (P/O) 0.00% (5)	10/25/43	4,040,646	2,900,560
Federal National Mortgage Association REMICS Series 2016-45, Class AF 4.24% (30 day USD SOFR Average + 0.614%)(2)	07/25/46	4,989,672	4,965,453
Federal National Mortgage Association REMICS Series 2016-72, Class FA 4.24% (30 day USD SOFR Average + 0.614%)(2)	10/25/46	10,384,994	10,333,264
Federal National Mortgage Association REMICS Series 2016-74, Class GF 4.24% (30 day USD SOFR Average + 0.614%)(2)	10/25/46	7,996,108	7,956,719
Federal National Mortgage Association REMICS Series 2016-75, Class FL 4.24% (30 day USD SOFR Average + 0.614%)(2)	10/25/46	8,042,292	8,003,176
Federal National Mortgage Association REMICS Series 2018-29, Class AP (PAC) 3.50%	11/25/46	6,742,656	6,655,921
Federal National Mortgage Association REMICS Series 2018-38, Class LA 3.00%	06/25/48	10,259,837	9,177,428
Federal National Mortgage Association REMICS Series 2018-38, Class PA (PAC) 3.50%	06/25/47	10,053	9,805
Federal National Mortgage Association REMICS Series 2018-45, Class GA 3.00%	06/25/48	11,376,372	10,178,106
Federal National Mortgage Association REMICS Series 2018-86, Class JA (PAC) 4.00%	05/25/47	200,978	199,003
Federal National Mortgage Association REMICS Series 2018-94, Class KD (PAC) 3.50%	12/25/48	2,554,286	2,353,299
Federal National Mortgage Association REMICS Series 2019-1, Class AB 3.50%	02/25/49	1,033,378	957,855
Federal National Mortgage Association REMICS Series 2019-1, Class KP (PAC) 3.25%	02/25/49	1,083,559	988,415
Federal National Mortgage Association REMICS Series 2019-26, Class JE (PAC) 3.00%	06/25/49	2,524,649	2,243,042
Federal National Mortgage Association REMICS Series 2019-45, Class PA (PAC) 3.00%	08/25/49	10,522,416	9,371,633
Federal National Mortgage Association REMICS Series 2019-52, Class PA (PAC) 3.00%	09/25/49	2,819,233	2,515,590
Federal National Mortgage Association REMICS Series 2019-67, Class FE 4.19% (30 day USD SOFR Average + 0.564%)(2)	11/25/49	19,947,972	19,694,723
Federal National Mortgage Association REMICS Series 2019-79, Class FA 4.24% (30 day USD SOFR Average + 0.614%)(2)	01/25/50	60,483	59,796
Federal National Mortgage Association Trust Series 2003-W2, Class 2A9 5.90%	07/25/42	10,936	11,116
Government National Mortgage Association, Pool #MA3309 3.00%	12/20/45	4,043	3,656
Government National Mortgage Association, Pool #MA3662 3.00%	05/20/46	1,459,839	1,316,360
Government National Mortgage Association, Pool #MA3873 3.00%	08/20/46	11,301,098	10,190,377
Government National Mortgage Association, Pool #MA4003 3.00%	10/20/46	4,534,063	4,088,436
Government National Mortgage Association, Pool #MA4126 3.00%	12/20/46	78,141,148	70,461,101
Government National Mortgage Association, Pool #MA4961 3.00%	01/20/48	210,379	189,369
Government National Mortgage Association, Pool #MA6080 3.00%	08/20/49	1,383	1,215
Government National Mortgage Association, Pool #MA6209 3.00%	10/20/49	2,508,281	2,202,726
Government National Mortgage Association, Pool #AA5452 3.50%	07/15/42	53,061	49,495
Government National Mortgage Association, Pool #MA1157 3.50%	07/20/43	22,220	20,802
Government National Mortgage Association, Pool #MA3521 3.50%	03/20/46	14,955,247	13,799,613
Government National Mortgage Association, Pool #MA3597 3.50%	04/20/46	37,798,968	34,878,134
Government National Mortgage Association, Pool #MA3663 3.50%	05/20/46	10,647,089	9,824,358
Government National Mortgage Association, Pool #MA3937 3.50%	09/20/46	8,607,261	7,942,153
Government National Mortgage Association, Pool #MA4069 3.50%	11/20/46	27,117,731	25,022,267
Government National Mortgage Association, Pool #MA4127 3.50%	12/20/46	30,793,950	28,414,413
Government National Mortgage Association, Pool #MA4196 3.50%	01/20/47	7,154	6,601
Government National Mortgage Association, Pool #MA4510 3.50%	06/20/47	23,669	21,846
Government National Mortgage Association, Pool #MA4586 3.50%	07/20/47	28,212,232	26,039,852
Government National Mortgage Association, Pool #MA4652 3.50%	08/20/47	2,148,260	1,982,841

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Government National Mortgage Association, Pool #MA4900 3.50%	12/20/47	$4,263,926	$3,935,598
Government National Mortgage Association, Pool #MA6030 3.50%	07/20/49	6,451,938	5,851,442
Government National Mortgage Association, Pool #MA6081 3.50%	08/20/49	2,473,612	2,243,388
Government National Mortgage Association, Pool #MA6210 3.50%	10/20/49	1,337,781	1,213,271
Government National Mortgage Association, Pool #MA4511 4.00%	06/20/47	3,304,497	3,141,672
Government National Mortgage Association, Pool #MA4720 4.00%	09/20/47	65,547	62,318
Government National Mortgage Association, Pool #MA4838 4.00%	11/20/47	21,634,634	20,568,615
Government National Mortgage Association, Pool #MA4901 4.00%	12/20/47	14,770,062	14,042,287
Government National Mortgage Association, Pool #MA4963 4.00%	01/20/48	24,204,331	23,011,694
Government National Mortgage Association, Pool #MA5078 4.00%	03/20/48	36,784	34,972
Government National Mortgage Association, Pool #MA5137 4.00%	04/20/48	7,775,989	7,387,042
Government National Mortgage Association, Pool #MA5466 4.00%	09/20/48	3,225,645	3,064,302
Government National Mortgage Association, Pool #MA5528 4.00%	10/20/48	14,889,799	14,145,027
Government National Mortgage Association, Pool #MA5651 4.00%	12/20/48	5,405	5,135
Government National Mortgage Association, Pool #MA8346 4.00%	10/20/52	104,210,084	98,357,840
Government National Mortgage Association, Pool #3388 4.50%	05/20/33	856	851
Government National Mortgage Association, Pool #3427 4.50%	08/20/33	452	449
Government National Mortgage Association, Pool #3554 4.50%	05/20/34	356	353
Government National Mortgage Association, Pool #782817 4.50%	11/15/39	5,908,588	5,857,212
Government National Mortgage Association, Pool #783591 4.50%	07/20/41	7,042	6,966
Government National Mortgage Association, Pool #5140 4.50%	08/20/41	18,282	18,082
Government National Mortgage Association, Pool #5175 4.50%	09/20/41	19,876	19,659
Government National Mortgage Association, Pool #5281 4.50%	01/20/42	5,548	5,488
Government National Mortgage Association, Pool #MA0627 4.50%	12/20/42	23,563	23,306
Government National Mortgage Association, Pool #MA0701 4.50%	01/20/43	23,042	22,790
Government National Mortgage Association, Pool #MA1997 4.50%	06/20/44	5,849	5,748
Government National Mortgage Association, Pool #MA2756 4.50%	04/20/45	11,929	11,724
Government National Mortgage Association, Pool #MA2828 4.50%	05/20/45	512,934	504,124
Government National Mortgage Association, Pool #MA2894 4.50%	06/20/45	197,315	193,923
Government National Mortgage Association, Pool #MA3036 4.50%	08/20/45	19,292	18,961
Government National Mortgage Association, Pool #MA3456 4.50%	02/20/46	130,227	127,991
Government National Mortgage Association, Pool #MA3665 4.50%	05/20/46	54,538	53,601
Government National Mortgage Association, Pool #MA3738 4.50%	06/20/46	221,819	218,005
Government National Mortgage Association, Pool #MA3805 4.50%	07/20/46	1,791,463	1,760,694
Government National Mortgage Association, Pool #MA3876 4.50%	08/20/46	1,908,966	1,876,145
Government National Mortgage Association, Pool #MA3939 4.50%	09/20/46	985,541	971,758
Government National Mortgage Association, Pool #MA4006 4.50%	10/20/46	1,149,394	1,129,633
Government National Mortgage Association, Pool #MA4071 4.50%	11/20/46	3,152,549	3,098,347
Government National Mortgage Association, Pool #MA4129 4.50%	12/20/46	10,786,930	10,601,471
Government National Mortgage Association, Pool #MA4198 4.50%	01/20/47	83,233	81,798
Government National Mortgage Association, Pool #MA4264 4.50%	02/20/47	25,117,937	24,685,148
Government National Mortgage Association, Pool #MA4384 4.50%	04/20/47	985,966	968,178
Government National Mortgage Association, Pool #MA4453 4.50%	05/20/47	54,564,415	53,580,008
Government National Mortgage Association, Pool #MA4512 4.50%	06/20/47	190,782	187,340
Government National Mortgage Association, Pool #MA4588 4.50%	07/20/47	30,568	30,016
Government National Mortgage Association, Pool #MA5399 4.50%	08/20/48	1,740,377	1,705,248
Government National Mortgage Association, Pool #MA5467 4.50%	09/20/48	16,346	16,016
Government National Mortgage Association, Pool #81267 5.00% (1 yr. CMT + 1.500%)(2)	03/20/35	5,254	5,286
Government National Mortgage Association, Pool #4058 5.00%	12/20/37	320	323
Government National Mortgage Association, Pool #4342 5.00%	01/20/39	432	436
Government National Mortgage Association, Pool #4520 5.00%	08/20/39	8,062	8,139
Government National Mortgage Association, Pool #MA2374 5.00%	11/20/44	122,765	123,973
Government National Mortgage Association, Pool #MA3524 5.00%	03/20/46	6,172	6,233
Government National Mortgage Association, Pool #MA3600 5.00%	04/20/46	3,248,475	3,280,452
Government National Mortgage Association, Pool #MA3666 5.00%	05/20/46	1,971,540	1,990,947
Government National Mortgage Association, Pool #MA3739 5.00%	06/20/46	1,195,858	1,207,630
Government National Mortgage Association, Pool #MA3806 5.00%	07/20/46	88,789	89,644
Government National Mortgage Association, Pool #MA3877 5.00%	08/20/46	384,856	388,645
Government National Mortgage Association, Pool #MA4007 5.00%	10/20/46	2,168,749	2,189,624
Government National Mortgage Association, Pool #MA4072 5.00%	11/20/46	639,926	646,086
Government National Mortgage Association, Pool #MA4199 5.00%	01/20/47	1,839,029	1,856,731
Government National Mortgage Association, Pool #MA4265 5.00%	02/20/47	422,367	426,939
Government National Mortgage Association, Pool #MA4324 5.00%	03/20/47	2,292,319	2,314,884
Government National Mortgage Association, Pool #MA4385 5.00%	04/20/47	3,964,786	4,007,972
Government National Mortgage Association, Pool #MA4454 5.00%	05/20/47	9,219,083	9,323,617

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Government National Mortgage Association, Pool #MA4513 5.00%	06/20/47	$162,578	$164,349
Government National Mortgage Association, Pool #MA4589 5.00%	07/20/47	8,148,773	8,241,171
Government National Mortgage Association, Pool #MA4655 5.00%	08/20/47	9,192,883	9,297,120
Government National Mortgage Association, Pool #MA4722 5.00%	09/20/47	173,129	174,940
Government National Mortgage Association, Pool #MA4781 5.00%	10/20/47	2,166,799	2,191,368
Government National Mortgage Association, Pool #MA4840 5.00%	11/20/47	680,008	687,718
Government National Mortgage Association, Pool #MA5530 5.00%	10/20/48	2,571,288	2,585,044
Government National Mortgage Association, Pool #81497 5.13% (1 yr. CMT + 1.500%)(2)	10/20/35	5,535	5,635
Government National Mortgage Association, Pool #80968 5.38% (1 yr. CMT + 1.500%)(2)	07/20/34	3,266	3,325
Government National Mortgage Association, Pool #81432 5.38% (1 yr. CMT + 1.500%)(2)	08/20/35	5,666	5,762
Government National Mortgage Association, Pool #MA9488 5.50%	02/20/54	71,299,401	72,203,610
Government National Mortgage Association, Pool #2631 7.00%	08/20/28	206	209
Government National Mortgage Association REMICS Series 2003-86, Class ZK 5.00%	10/20/33	1,730,266	1,744,690
Government National Mortgage Association REMICS Series 2007-35, Class PY (I/O) (I/F) (PAC) 3.00% (-1 mo. USD Term SOFR + 6.636%)(2)	06/16/37	4,210,178	457,153
Government National Mortgage Association REMICS Series 2009-106, Class SD (I/O) (I/F) 2.50% (-1 mo. USD Term SOFR + 6.136%)(2)	03/20/36	3,442,027	267,139
Government National Mortgage Association REMICS Series 2009-106, Class XI (I/O) (I//F) 3.05% (-1 mo. USD Term SOFR + 6.686%)(2)	05/20/37	8,466,403	821,939
Government National Mortgage Association REMICS Series 2009-124, Class SC (I/O) (I/F) 2.73% (-1 mo. USD Term SOFR + 6.366%)(2)	12/20/39	1,522,189	164,843
Government National Mortgage Association REMICS Series 2009-66, Class XS (I/O) (I/F) (PAC) 3.05% (-1 mo. USD Term SOFR + 6.686%)(2)	07/16/39	5,049	144
Government National Mortgage Association REMICS Series 2010-4, Class SL (I/O) (I/F) 2.65% (-1 mo. USD Term SOFR + 6.286%)(2)	01/16/40	18,968	1,642
Government National Mortgage Association REMICS Series 2010-4, Class SM (I/O) (I/F) 2.05% (-1 mo. USD Term SOFR + 5.686%)(2)	01/16/40	3,448,813	285,389
Government National Mortgage Association REMICS Series 2011-146, Class EI (I/O) (PAC) 5.00%	11/16/41	45,022	7,595
Government National Mortgage Association REMICS Series 2014-108, Class PA (PAC) 2.63%	12/20/39	2,643,119	2,535,351
Government National Mortgage Association REMICS Series 2018-124, Class NW 3.50%	09/20/48	499,496	459,671
Government National Mortgage Association REMICS Series 2019-1, Class NP 3.50%	01/20/49	4,292,085	3,981,543
Government National Mortgage Association REMICS Series 2019-119, Class JE (PAC) 3.00%	09/20/49	2,851,506	2,525,318
Government National Mortgage Association REMICS Series 2019-15, Class GT 3.50%	02/20/49	5,112,981	4,728,312
Government National Mortgage Association REMICS Series 2019-71, Class PT 3.00%	06/20/49	630,950	556,534
Government National Mortgage Association REMICS Series 2019-86, Class C 2.50%	03/20/49	7,430,252	6,326,991
Government National Mortgage Association REMICS Series 2019-90, Class HE 3.00%	07/20/49	4,936,945	4,425,100
Government National Mortgage Association, TBA
2.50%(8)	11/01/51	345,100,000	294,861,722
3.50%(8)	08/01/55	171,625,000	154,135,125
4.00%(8)	06/01/55	428,775,000	398,435,524
5.00%(8)	03/01/56	133,950,000	132,077,982
5.50%(8)	02/01/56	158,675,000	159,486,623
Uniform Mortgage-Backed Security, TBA
2.00%(8)	10/01/51	112,075,000	89,510,884
3.00%(8)	12/01/51	218,950,000	190,921,992
3.50%(8)	12/01/51	1,031,300,000	936,273,440
4.00%(8)	06/01/55	991,350,000	926,537,520
4.50%(8)	02/01/56	602,725,000	577,658,270
5.00%(8)	01/01/56	260,375,000	255,828,592
5.50%(8)	02/01/56	158,475,000	158,994,798

Total Residential Mortgage-backed Securities — Agency (Cost: $10,656,143,061)			10,296,054,372

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 3.8%
AMSR Trust Series 2021-SFR1, Class G 4.61%(1)	06/17/38	15,250,000	14,784,052
BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A 4.23%(1),(9),(10)	08/10/38	122,930,000	120,293,815
BGME Trust Series 2021-VR, Class A 3.09%(1),(9)	01/10/43	20,000,000	17,420,510
BGME Trust Series 2021-VR, Class B 3.09%(1),(9)	01/10/43	32,137,000	26,985,163
BX Commercial Mortgage Trust Series 2020-VIV4, Class A 2.84%(1)	03/09/44	130,165,000	120,479,878
BX Trust Series 2019-OC11, Class A 3.20%(1)	12/09/41	42,270,000	39,949,715
BXHPP Trust Series 2021-FILM, Class D 5.24% (1 mo. USD Term SOFR + 1.614%)(1),(2)	08/15/36	11,500,000	9,943,078
CALI Mortgage Trust Series 2019-101C, Class XA (I/O) 0.44%(1),(9)	03/10/39	272,551,000	2,031,391

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Century Plaza Towers Series 2019-CPT, Class A 2.87%(1)	11/13/39	$27,645,000	$25,610,052
Citigroup Commercial Mortgage Trust Series 2020-555, Class A 2.65%(1)	12/10/41	5,000,000	4,521,111
COLT Mortgage Loan Trust 7.05%(9)	03/10/27	83,029,534	83,046,140
DC Office Trust Series 2019-MTC, Class A 2.97%(1)	09/15/45	31,135,000	28,408,620
FirstKey Homes Trust Series 2021-SFR1, Class F1 3.24%(1)	08/17/38	12,416,000	12,366,180
FirstKey Homes Trust Series 2021-SFR2, Class F1 2.91%(1)	09/17/38	12,677,000	12,583,175
Hudson Yards Mortgage Trust Series 2019-30HY, Class A 3.23%(1)	07/10/39	84,915,000	80,641,610
Hudson Yards Mortgage Trust Series 2019-55HY, Class A 3.04%(1),(9)	12/10/41	81,025,000	75,785,859
MF1 Ltd. Series 2022-FL8, Class A 4.99% (1 mo. USD Term SOFR + 1.350%)(1),(2)	02/19/37	8,287,237	8,292,655
MKT Mortgage Trust Series 2020-525M, Class A 2.69%(1)	02/12/40	8,500,000	7,656,380
One Bryant Park Trust Series 2019-OBP, Class A 2.52%(1)	09/15/54	128,310,000	118,555,373
Progress Residential Trust Class F 3.18%(1)	10/17/38	61,665,000	61,192,344
Progress Residential Trust Series 2021-SFR6, Class E2 2.53%(1)	07/17/38	3,973,000	3,964,471
Progress Residential Trust Series 2021-SFR6, Class F 3.42%(1)	07/17/38	10,437,000	10,413,665
Progress Residential Trust Series 2021-SFR6, Class G 4.00%(1)	07/17/38	8,896,000	8,874,223
Progress Residential Trust Series 2021-SFR7, Class F 3.83%(1)	08/17/40	23,777,000	22,521,037
Progress Residential Trust Series 2021-SFR8, Class E1 2.38%(1)	10/17/38	17,400,000	17,246,033
Progress Residential Trust Series 2021-SFR8, Class E2 2.53%(1)	10/17/38	13,425,000	13,305,967
Progress Residential Trust Series 2021-SFR8, Class G 4.01%(1)	10/17/38	19,482,000	19,333,309
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A1 3.87%(1),(9)	01/05/43	56,465,000	49,222,618
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B 4.14%(1),(9)	01/05/43	8,710,000	7,599,775
SHOW Trust Series 2022-BIZ, Class A 6.60% (1 mo. USD Term SOFR + 2.984%)(1),(2),(4),(10)	01/15/27	68,000,000	23,851,772
SREIT Trust Series 2021-PALM, Class G 7.36% (1 mo. USD Term SOFR + 3.731%)(1),(2)	10/15/34	40,000,000	40,083,076

Total Commercial Mortgage-backed Securities — Non-agency (Cost: $1,174,435,717)			1,086,963,047

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.8%
Government National Mortgage Association Series 2020-193 (I/O) 0.78%(9)	09/16/62	526,188,810	27,307,095
Government National Mortgage Association Series 2021-10 (I/O) 0.99%(9)	05/16/63	55,878,075	4,314,748
Government National Mortgage Association Series 2021-150 (I/O) 1.04% (9)	11/16/63	30,757,506	2,413,754
Government National Mortgage Association Series 2021-17 (I/O) 1.05%(9)	01/16/61	124,188,414	9,720,376
Government National Mortgage Association Series 2021-2, Class AH 1.50%	06/16/63	91,700,475	69,205,138
Government National Mortgage Association Series 2021-21, Class AH 1.40%	06/16/63	64,131,056	47,386,758
Government National Mortgage Association Series 2021-31 (I/O) 0.94%(9)	01/16/61	106,585,234	7,351,962
Government National Mortgage Association Series 2021-31, Class B 1.25%	01/16/61	69,697,861	50,662,176
Government National Mortgage Association Series 2022-32 (I/O) 0.53%(9)	02/01/62	258,505,269	8,843,827

Total Commercial Mortgage-backed Securities — Agency (Cost: $250,221,241)			227,205,834

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 9.3%
Aames Mortgage Trust Series 2002-1, Class A3 7.40%	06/25/32	11,525	11,184
ABFC Trust Series 2006-OPT3, Class A3B 4.08% (1 mo. USD Term SOFR + 0.434%)(2)	11/25/36	36,262,024	14,600,139
ABFC Trust Series 2007-WMC1, Class A2A 4.51% (1 mo. USD Term SOFR + 0.864%)(2)	06/25/37	17,870,276	15,389,658
ABFC Trust Series 2007-WMC1, Class A2B 4.76% (1 mo. USD Term SOFR + 1.114%)(2)	06/25/37	13,054,863	11,242,482
ACE Securities Corp. Home Equity Loan Trust Series 2004-IN1, Class A1 4.40% (1 mo. USD Term SOFR + 0.754%)(2)	05/25/34	97,276	92,621
ACE Securities Corp. Home Equity Loan Trust Series 2006-HE3, Class A2C 4.06% (1 mo. USD Term SOFR + 0.414%)(2)	06/25/36	1,937,959	1,433,311
ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP2, Class A1 4.14% (1 mo. USD Term SOFR + 0.494%)(2)	06/25/37	21,483,649	15,718,658
Adjustable Rate Mortgage Trust Series 2005-10, Class 6A1 4.30% (1 mo. USD Term SOFR + 0.654%)(2)	01/25/36	108,899	104,738
Adjustable Rate Mortgage Trust Series 2007-3, Class 2A1 6.04%(1),(9)	11/25/37	24,064,384	14,808,827
Ajax Mortgage Loan Trust Series 2019-F, Class A1 2.86%(1)	07/25/59	49,909	48,857
American Home Mortgage Assets Trust Class 2A12 4.89% (1 yr. MTA + 1.150%)(2)	10/25/46	27,087,865	17,543,715

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
American Home Mortgage Assets Trust Series 2007-1, Class A1 4.44% (1 yr. MTA + 0.700%)(2)	02/25/47	$42,819,441	$14,280,613
American Home Mortgage Assets Trust Series 2007-2, Class A1 3.89% (1 mo. USD Term SOFR + 0.239%)(2)	03/25/47	18,266,706	16,646,645
American Home Mortgage Investment Trust Series 2004-3, Class 2A 4.49% (6 mo. USD Term SOFR + 1.928%)(2)	10/25/34	552,109	549,805
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W3, Class M1 4.42% (1 mo. USD Term SOFR + 0.774%)(2)	11/25/35	4,234,556	4,175,191
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2006-HE6, Class A5 4.22% (1 mo. USD Term SOFR + 0.574%)(2)	11/25/36	6,447,573	6,329,727
Banc of America Funding Trust Series 2003-2, Class 1A1 6.50%	06/25/32	8,927	9,027
Banc of America Funding Trust Series 2006-D, Class 3A1 4.60%(9)	05/20/36	1,924,965	1,762,802
Banc of America Funding Trust Series 2006-E, Class 2A1 5.17%(9)	06/20/36	18,334	16,925
Banc of America Funding Trust Series 2006-H, Class 3A1 4.05%(9)	09/20/46	371,600	323,511
Banc of America Mortgage Trust Class 1A24 6.00%	03/25/37	290,561	250,974
Banc of America Mortgage Trust Series 2004-F, Class 1A1 5.51%(9)	07/25/34	8,658	8,263
Banc of America Mortgage Trust Series 2005-C, Class 2A2 5.36%(9)	04/25/35	55,107	54,599
Banc of America Mortgage Trust Series 2007-3, Class 1A1 6.00%	09/25/37	99,860	82,545
BCAP LLC Trust Series 2007-AA2, Class 2A5 6.00%	04/25/37	201,917	84,976
BCAP LLC Trust Series 2007-AA5, Class A1 5.06% (1 mo. USD Term SOFR + 1.414%)(2)	09/25/47	9,179,319	8,401,027
Bear Stearns ALT-A Trust Class 22A2 4.67%(9)	05/25/35	4,679	4,579
Bear Stearns ALT-A Trust Series 2006-4, Class 32A1 4.01%(9)	07/25/36	1,168,834	466,666
Bear Stearns ARM Trust Class 14A1 4.63%(9)	01/25/35	1,320,352	1,285,570
Bear Stearns ARM Trust Series 2006-4, Class 2A1 3.99%(9)	10/25/36	127,344	107,660
Bear Stearns Asset-Backed Securities I Trust Class 21A3 (PAC) 6.00%	03/25/36	23,811	23,758
Bear Stearns Asset-Backed Securities I Trust Series 2005-AC5, Class 2A3 4.01% (1 mo. USD Term SOFR + 0.364%)(2)	08/25/20	828,825	486,517
Bear Stearns Asset-Backed Securities I Trust Series 2006-HE9, Class 3A 4.04% (1 mo. USD Term SOFR + 0.394%)(2)	11/25/36	1,088,275	1,078,300
Bear Stearns Asset-Backed Securities I Trust Series 2007-AC1, Class A3 6.55%	02/25/37	22,716,851	21,382,961
Bear Stearns Asset-Backed Securities Trust Series 2003-AC7, Class A1 5.50%	01/25/34	313,072	257,286
Bear Stearns Asset-Backed Securities Trust Series 2003-AC7, Class A2 5.75%	01/25/34	282,255	231,911
Bear Stearns Mortgage Funding Trust Class 1A1A 4.10% (1 mo. USD Term SOFR + 0.454%)(2)	06/25/47	1,624,184	1,441,903
Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1 4.12% (1 mo. USD Term SOFR + 0.474%)(2)	10/25/36	733,754	659,708
Bear Stearns Mortgage Funding Trust Series 2006-AR5, Class 1A1 4.08% (1 mo. USD Term SOFR + 0.434%)(2)	12/25/46	10,709,162	9,639,458
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2C 3.43%	02/25/37	19,343,539	10,949,888
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2D 3.43%	02/25/37	14,162,350	8,016,948
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2E 3.43%	02/25/37	2,575,401	1,457,870
C-BASS Trust Series 2006-CB7, Class A1 4.04% (1 mo. USD Term SOFR + 0.394%)(2)	10/25/36	27,643,391	20,431,888
C-BASS Trust Series 2006-CB9, Class A3 4.06% (1 mo. USD Term SOFR + 0.414%)(2)	11/25/36	20,533,877	9,465,879
C-BASS Trust Series 2007-CB1, Class AF4 3.09%	01/25/37	5,597,293	1,510,849
C-BASS Trust Series 2007-CB1, Class AF5 3.09%	01/25/37	10,518,646	2,838,327
C-BASS Trust Series 2007-CB5, Class A2 4.10% (1 mo. USD Term SOFR + 0.454%)(2)	04/25/37	17,114,260	10,153,659
Carrington Mortgage Loan Trust Series 2006-NC3, Class A4 4.24% (1 mo. USD Term SOFR + 0.594%)(2)	08/25/36	46,429,000	39,969,087
Carrington Mortgage Loan Trust Series 2007-RFC1, Class A4 4.20% (1 mo. USD Term SOFR + 0.554%)(2)	10/25/36	22,415,000	20,080,047
Chase Funding Trust Series 2003-5, Class 2A2 4.36% (1 mo. USD Term SOFR + 0.714%)(2)	07/25/33	1,664	1,665

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Chase Funding Trust Series 2004-2, Class 2A2 4.26% (1 mo. USD Term SOFR + 0.614%)(2)	02/26/35	$2,144	$2,072
Chase Mortgage Finance Trust Series 2006-A1, Class 1A2 4.03%(9)	09/25/36	251,537	226,653
Chase Mortgage Finance Trust Series 2006-S3, Class 2A1 5.50%	11/25/21	1,301,032	105,185
Chase Mortgage Finance Trust Series 2007-A2, Class 2A3 6.14%(9)	06/25/35	362,959	364,902
ChaseFlex Trust Series 2006-2, Class A2B 3.96% (1 mo. USD Term SOFR + 0.314%)(2)	09/25/36	3,206,202	2,757,080
CHL Mortgage Pass-Through Trust Series 2001-HYB1, Class 1A1 5.58%(9)	06/19/31	3,080	3,060
CHL Mortgage Pass-Through Trust Series 2004-14, Class 4A1 5.42%(9)	08/25/34	391,111	371,094
CHL Mortgage Pass-Through Trust Series 2004-25, Class 1A1 4.42% (1 mo. USD Term SOFR + 0.774%)(2)	02/25/35	45,606	43,639
CHL Mortgage Pass-Through Trust Series 2004-7, Class 2A1 4.90%(9)	06/25/34	27,276	25,498
CHL Mortgage Pass-Through Trust Series 2004-HYB3, Class 1A 5.96%(9)	06/20/34	3,522	3,485
CHL Mortgage Pass-Through Trust Series 2004-HYB4, Class 2A1 4.94%(9)	09/20/34	261,951	253,188
CHL Mortgage Pass-Through Trust Series 2005-11, Class 1A2 4.49%(9)	04/25/35	182,228	169,514
CHL Mortgage Pass-Through Trust Series 2007-HY5, Class 1A1 5.03%(9)	09/25/47	443,318	346,397
CHL Mortgage Pass-Through Trust Series 2007-HYB1, Class 1A1 3.68%(9)	03/25/37	715,131	603,055
CIM Trust Series 2020-R1, Class A1 2.85%(1),(9)	10/27/59	92,971,289	86,033,146
CIM Trust Series 2020-R6, Class A1 2.25%(1),(9)	12/25/60	54,396,898	49,624,113
CIM Trust Series 2020-R6, Class A1A 2.25%(1),(9)	12/25/60	32,077,672	29,298,889
CIM Trust Series 2020-R7, Class A1A 2.25%(1),(9)	12/27/61	129,633,841	119,388,684
CIM Trust Series 2021-R1, Class A2 2.40%(1),(9)	08/25/56	42,750,161	39,046,235
CIM Trust Series 2021-R2, Class A2 2.50%(1),(9)	01/25/57	35,128,927	33,838,280
CIM Trust Series 2021-R3, Class A1A 1.95%(1),(9)	06/25/57	114,625,977	106,526,219
CIM Trust Series 2021-R4, Class A1A 2.00%(1),(9)	05/01/61	113,115,593	106,688,978
CIM Trust Series 2021-R5, Class A1 2.00% (1),(9)	08/25/61	29,468,198	25,473,883
CIM Trust Series 2021-R5, Class A1A 2.00%(1),(9)	08/25/61	114,967,144	101,976,985
Citicorp Mortgage Securities, Inc. Class 1A12 5.00%	02/25/35	53,438	51,488
Citigroup Mortgage Loan Trust Series 2005-9, Class 1A1 4.02% (1 mo. USD Term SOFR + 0.374%)(2)	11/25/35	70,184	63,131
Citigroup Mortgage Loan Trust Series 2006-AR2, Class 1A1 5.32%(9)	03/25/36	5,194,603	3,768,075
Citigroup Mortgage Loan Trust Series 2014-5, Class 2A2 4.74% (1 mo. USD LIBOR + 1.750%)(1),(2)	02/20/36	3,910,018	3,715,873
Citigroup Mortgage Loan Trust, Inc. Class 1A1A 4.92%(9)	04/25/37	37,129	33,675
Citigroup Mortgage Loan Trust, Inc. Class 1A4A 4.56%(9)	03/25/37	76,907	76,745
Citigroup Mortgage Loan Trust, Inc. Class 3A2A 4.68%(9)	10/25/35	246,737	220,991
Citigroup Mortgage Loan Trust, Inc. Series 2006-WF2, Class A1 7.25%	05/25/36	24,728,241	11,952,724
Countrywide Alternative Loan Trust Series 2004-30CB, Class 1A6 5.50%	02/25/35	16,075,755	15,953,377
Countrywide Alternative Loan Trust Series 2004-J6, Class 2A1 6.50%	11/25/31	1,117	1,137
Countrywide Alternative Loan Trust Series 2005-76, Class 2A1 4.74% (1 yr. MTA + 1.000%)(2)	02/25/36	22,972,636	21,401,926
Countrywide Alternative Loan Trust Series 2005-84, Class 1A1 4.86%(9)	02/25/36	18,875	16,396
Countrywide Alternative Loan Trust Series 2006-HY13, Class 4A1 4.44%(9)	02/25/37	510,711	458,969
Countrywide Alternative Loan Trust Series 2006-OC5, Class 2A2A 4.10% (1 mo. USD Term SOFR + 0.454%)(2),(6)	06/25/46	2,678	—
Countrywide Alternative Loan Trust Series 2007-J1, Class 2A1 3.96% (1 mo. USD Term SOFR + 0.314%)(2)	03/25/37	517,002	136,611
Countrywide Asset-Backed Certificates Trust Series 2005-13, Class AF4 5.81%(9)	04/25/36	56,380	52,956
Countrywide Asset-Backed Certificates Trust Series 2007-13, Class 2A2 4.56% (1 mo. USD Term SOFR + 0.914%)(2)	10/25/47	5,221,667	4,828,715
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2A4 5.00%(9)	08/25/33	2,867	2,801
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-6, Class 8A1 4.50%	07/25/20	2,516	2,180
Credit-Based Asset Servicing & Securitization LLC Series 2003-CB1, Class AF 3.95%	01/25/33	1,537	1,511
Credit-Based Asset Servicing & Securitization LLC Series 2006-CB8, Class A1 4.04% (1 mo. USD Term SOFR + 0.394%)(2)	10/25/36	6,582,561	6,024,852

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
CSAB Mortgage-Backed Trust Series 2006-4, Class A6B 6.28%	12/25/36	$5,268,016	$178,240
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-1, Class 2A1 6.50%	02/25/34	534	534
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-AR5, Class 6A1 5.40%(9)	06/25/34	21,767	21,510
CSMC Trust Series 2021-NQM6, Class A1 1.17%(1),(9)	07/25/66	4,739,294	4,060,147
CSMC Trust Series 2021-RP11, Class PT 3.70%(1),(9)	10/25/61	185,072,006	153,386,513
CSMC Trust Series 2021-RP11, Class SA (I/O) 0.00%(1),(5)	10/25/61	129,606	126,140
CSMC Trust Series 2022-RPL1, Class PT 4.54%(1),(9)	04/25/61	182,543,820	162,939,234
CSMC Trust Series 2022-RPL1, Class SA (I/O) 0.00%(1),(5)	04/25/61	257,177	253,405
CSMCM Trust Series 2021-RP11, Class CERT 3.78%(1)	10/27/61	7,774,327	6,048,443
CSMCM Trust Series 2022-RPL1, Class CERT 4.23%(1)	04/25/61	7,600,820	6,356,778
Deephaven Residential Mortgage Trust Series 2021-4, Class A1 1.93%(1),(9)	11/25/66	16,167,854	14,291,748
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A1 4.02% (1 mo. USD Term SOFR + 0.374%)(2)	12/25/36	1,275,866	427,550
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-6, Class 1A7 5.50%	12/25/35	161,049	133,197
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR1, Class 2A1 3.79%(9)	02/25/36	475,104	297,245
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR3, Class A1 4.14% (1 mo. USD Term SOFR + 0.494%)(2)	08/25/36	1,466,028	1,376,565
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR4, Class A2 4.14% (1 mo. USD Term SOFR + 0.494%)(2)	12/25/36	23,418,331	7,247,065
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR6, Class A6 4.14% (1 mo. USD Term SOFR + 0.494%)(2)	02/25/37	255,364	229,527
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-3, Class 1A1 5.43% (1 mo. USD Term SOFR + 1.814%)(2)	10/25/47	15,285,290	12,214,906
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-AR3, Class 2A4 4.46% (1 mo. USD Term SOFR + 0.814%)(2)	06/25/37	12,246,985	10,501,319
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-OA3, Class A1 4.04% (1 mo. USD Term SOFR + 0.394%)(2)	07/25/47	22,144,573	21,220,568
DSLA Mortgage Loan Trust Class 2A1A 4.23% (1 mo. USD Term SOFR + 0.594%)(2)	07/19/45	49,403	48,659
4.47% (1 mo. USD Term SOFR + 0.834%)(2)	01/19/45	843,696	640,489
DSLA Mortgage Loan Trust Series 2006-AR2, Class 2A1A 3.95% (1 mo. USD Term SOFR + 0.314%)(2)	10/19/36	11,241,389	7,659,532
DSLA Mortgage Loan Trust Series 2007-AR1, Class 2A1A 3.89% (1 mo. USD Term SOFR + 0.254%)(2)	03/19/37	4,372,597	3,743,547
Equity One Mortgage Pass-Through Trust Series 2002-4, Class M1 5.22%(9)	02/25/33	1,220	1,234
Equity One Mortgage Pass-Through Trust Series 2002-5, Class M1 5.80%	11/25/32	12,159	13,776
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R07, Class 1B1 7.14% (30 day USD SOFR Average + 3.514%)(1),(2)	10/25/39	8,938,643	8,996,855
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1B1 6.73% (30 day USD SOFR Average + 3.100%)(1),(2)	10/25/41	5,660,000	5,697,630
First Franklin Mortgage Loan Trust Series 2006-FF13, Class A2C 4.08% (1 mo. USD Term SOFR + 0.434%)(2)	10/25/36	8,018,413	5,165,278
First Franklin Mortgage Loan Trust Series 2006-FF13, Class A2D 4.24% (1 mo. USD Term SOFR + 0.594%)(2)	10/25/36	505,622	325,873
First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2B 3.98% (1 mo. USD Term SOFR + 0.334%)(2)	12/25/37	3,832,222	3,562,732
First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2C 4.08% (1 mo. USD Term SOFR + 0.434%)(2)	12/25/37	10,538,956	9,796,302
First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2D 4.18% (1 mo. USD Term SOFR + 0.534%)(2)	12/25/37	7,638,292	7,096,815
First Franklin Mortgage Loan Trust Series 2007-FF1, Class A2C 4.04% (1 mo. USD Term SOFR + 0.394%)(2)	01/25/38	45,124,669	24,698,396
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1 4.04% (1 mo. USD Term SOFR + 0.394%)(2)	03/25/37	40,337,957	21,422,182

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2B 3.96% (1 mo. USD Term SOFR + 0.314%)(2)	03/25/37	$18,272,672	$8,607,031
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2C 4.06% (1 mo. USD Term SOFR + 0.414%)(2)	03/25/37	10,475,430	4,945,210
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2D 4.20% (1 mo. USD Term SOFR + 0.554%)(2)	03/25/37	30,987,526	14,635,694
First Horizon Alternative Mortgage Securities Trust Series 2004-AA2, Class 1A1 5.24%(9)	08/25/34	1,384,612	1,362,452
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1 4.78%(9)	09/25/34	3,822	3,833
First Horizon Alternative Mortgage Securities Trust Series 2004-AA4, Class A1 4.70%(9)	10/25/34	236,738	233,389
First Horizon Alternative Mortgage Securities Trust Series 2005-AA10, Class 1A1 4.77%(9)	12/25/35	5,076,262	4,171,329
First Horizon Alternative Mortgage Securities Trust Series 2005-AA12, Class 2A1 4.69%(9)	02/25/36	5,090,962	2,989,639
First Horizon Alternative Mortgage Securities Trust Series 2005-AA4, Class 2A1 4.74%(9)	06/25/35	4,768,228	4,440,432
First Horizon Alternative Mortgage Securities Trust Series 2005-AA7, Class 2A1 4.80%(9)	09/25/35	3,351,151	2,980,479
First Horizon Alternative Mortgage Securities Trust Series 2005-AA8, Class 2A1 4.67%(9)	10/25/35	6,053,168	3,180,624
First Horizon Alternative Mortgage Securities Trust Series 2005-AA9, Class 2A1 4.84%(9)	11/25/35	5,031,962	4,357,268
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1 4.33%(9)	12/25/34	53,254	52,481
First Horizon Mortgage Pass-Through Trust Series 2006-AR4, Class 1A2 4.44%(9)	01/25/37	34,910	15,329
First Horizon Mortgage Pass-Through Trust Series 2007-AR3, Class 1A1 4.26%(9)	11/25/37	62,071	21,873
GMACM Home Equity Loan Trust Series 2000-HE2, Class A1 2.34% (1 mo. USD Term SOFR + 0.554%)(2)	06/25/30	5,893	5,235
GMACM Mortgage Loan Trust Series 2005-AR6, Class 3A1 3.71%(9)	11/19/35	97,672	87,061
GMACM Mortgage Loan Trust Series 2006-AR2, Class 1A1 5.38%(9)	05/19/36	1,454,196	772,330
GreenPoint Mortgage Funding Trust Class G41B 3.96% (1 mo. USD Term SOFR + 0.314%)(2)	10/25/45	5,113,537	4,759,347
GreenPoint Mortgage Funding Trust Series 2006-OH1, Class A1 4.12% (1 mo. USD Term SOFR + 0.474%)(2)	01/25/37	7,181,825	6,291,000
GS Mortgage-Backed Securities Trust Series 2018-RPL1, Class A1A 3.75%(1)	10/25/57	9,676,688	9,484,000
GS Mortgage-Backed Securities Trust Series 2023-PJ1, Class A3 3.00%(1),(9)	02/25/53	79,290,847	68,316,082
GSAA Home Equity Trust Series 2005-11, Class 2A2 4.40% (1 mo. USD Term SOFR + 0.754%)(2)	10/25/35	13,040	14,824
GSAMP Trust Series 2005-AHL2, Class A2D 4.46% (1 mo. USD Term SOFR + 0.814%)(2)	12/25/35	11,792,274	11,280,077
GSAMP Trust Series 2007-HE2, Class A1 4.23% (1 mo. USD Term SOFR + 0.584%)(2)	03/25/47	56,748,002	42,578,906
GSMSC Resecuritization Trust Series 2015-3R, Class 1B 4.04% (1 mo. USD Term SOFR + 0.394%)(1),(2)	01/26/37	8,064,308	7,342,772
GSR Mortgage Loan Trust Series 2004-9, Class 3A1 4.82%(9)	08/25/34	774	746
GSR Mortgage Loan Trust Series 2005-AR5, Class 2A3 4.50%(9)	10/25/35	1,624,148	759,695
GSR Mortgage Loan Trust Series 2005-AR6, Class 4A5 5.07%(9)	09/25/35	20,184	18,369
GSR Mortgage Loan Trust Series 2007-AR2, Class 2A1 4.88%(9)	05/25/37	1,137,489	553,388
HarborView Mortgage Loan Trust Class 1A1A 3.95% (1 mo. USD Term SOFR + 0.514%)(2)	11/19/36	42,312,922	34,884,410
4.65% (1 yr. MTA + 0.910%)(2)	07/19/47	32,682,006	9,737,166
HarborView Mortgage Loan Trust Class 2A1A 4.23% (1 mo. USD Term SOFR + 0.594%)(2)	06/19/35	69,161	68,511
4.23% (1 mo. USD Term SOFR + 0.594%)(2)	03/19/36	8,051,585	7,600,912
HarborView Mortgage Loan Trust Class 3A2A 4.43% (1 mo. USD Term SOFR + 0.794%)(2)	01/19/35	125,543	121,257
HarborView Mortgage Loan Trust Series 2004-1, Class 2A 6.06%(9)	04/19/34	1,383	1,374
HarborView Mortgage Loan Trust Series 2004-3, Class 1A 5.33%(9)	05/19/34	18,458	17,604
HarborView Mortgage Loan Trust Series 2006-4, Class 1A1A 4.11% (1 mo. USD Term SOFR + 0.474%)(2)	05/19/46	27,939,521	13,750,801
HarborView Mortgage Loan Trust Series 2006-7, Class 1A 4.17% (1 mo. USD Term SOFR + 0.534%)(2)	09/19/46	43,026,744	38,475,229

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
HarborView Mortgage Loan Trust Series 2007-7, Class 1A1 5.76% (1 mo. USD Term SOFR + 2.114%)(2)	10/25/37	$12,796,320	$10,717,167
HarborView Mortgage Loan Trust Series 2007-7, Class 2A1A 5.76% (1 mo. USD Term SOFR + 2.114%)(2)	10/25/37	8,979,212	8,546,197
HSI Asset Securitization Corp. Trust Series 2006-HE1, Class 1A1 4.04% (1 mo. USD Term SOFR + 0.394%)(2)	10/25/36	47,771,479	12,536,425
Impac Secured Assets Trust Class 1A1B 4.26% (1 mo. USD Term SOFR + 0.614%)(2)	05/25/37	22,508,245	19,338,708
Impac Secured Assets Trust Class 1A1C 4.30% (1 mo. USD Term SOFR + 0.654%)(2)	02/25/37	4,982,701	4,584,285
Impac Secured Assets Trust Series 2006-3, Class A1 4.10% (1 mo. USD Term SOFR + 0.454%)(2)	11/25/36	2,814,381	2,620,093
IndyMac INDA Mortgage Loan Trust Series 2007-AR1, Class 1A2 3.88%(9)	03/25/37	265,267	194,933
IndyMac INDA Mortgage Loan Trust Series 2007-AR7, Class 1A1 3.39%(9)	11/25/37	1,038,383	853,369
IndyMac INDX Mortgage Loan Trust Class 2A3A 4.16% (1 mo. USD Term SOFR + 0.514%)(2)	01/25/37	20,722,249	19,339,524
IndyMac INDX Mortgage Loan Trust Series 2004-AR4, Class 1A 4.15%(9)	08/25/34	400,311	381,310
IndyMac INDX Mortgage Loan Trust Series 2004-AR7, Class A2 4.62% (1 mo. USD Term SOFR + 0.974%)(2)	09/25/34	28,150	24,654
IndyMac INDX Mortgage Loan Trust Series 2005-AR19, Class A1 3.60%(9)	10/25/35	14,397,125	11,424,297
IndyMac INDX Mortgage Loan Trust Series 2005-AR6, Class 2A1 4.24% (1 mo. USD Term SOFR + 0.594%)(2)	04/25/35	285,568	233,728
IndyMac INDX Mortgage Loan Trust Series 2006-AR19, Class 1A2 3.74%(9)	08/25/36	9,180,093	5,689,951
IndyMac INDX Mortgage Loan Trust Series 2006-AR27, Class 2A2 4.16% (1 mo. USD Term SOFR + 0.514%)(2)	10/25/36	8,870,272	8,147,400
IndyMac INDX Mortgage Loan Trust Series 2006-AR7, Class 1A1 3.07%(9)	05/25/36	1,481,712	1,218,950
IndyMac INDX Mortgage Loan Trust Series 2006-AR7, Class 2A1 3.68%(9)	05/25/36	15,839,476	10,370,984
IndyMac INDX Mortgage Loan Trust Series 2007-AR11, Class 1A1 3.21%(9)	06/25/37	1,869,729	1,707,980
IndyMac Manufactured Housing Contract Pass-Through Certificates Series 1997-1, Class A3 6.61%	02/25/28	13,566	13,590
JPMorgan Alternative Loan Trust Series 2006-A2, Class 5A1 4.18%(9)	05/25/36	3,265,633	1,689,724
JPMorgan Mortgage Acquisition Corp. Series 2006-WF1, Class A3A 6.33%	07/25/36	25,868,264	6,431,813
JPMorgan Mortgage Acquisition Corp. Series 2006-WF1, Class A6 6.50%	07/25/36	3,607,267	896,405
JPMorgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 3.86% (1 mo. USD Term SOFR + 0.214%)(2)	03/25/47	85,871	58,330
JPMorgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF2 4.16%	03/25/47	5,617,509	3,618,282
JPMorgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF3 4.16%	05/25/35	4,727,819	3,044,704
JPMorgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF4 4.16%	03/25/47	2,149,009	1,383,442
JPMorgan Mortgage Acquisition Corp. Series 2007-HE1, Class AV4 4.04% (1 mo. USD Term SOFR + 0.394%)(2)	03/25/47	207,192	196,311
JPMorgan Mortgage Trust Series 2003-A2, Class 2A3 5.06%(9)	11/25/33	18,061	17,123
JPMorgan Mortgage Trust Series 2004-A4, Class 1A3 6.37%(9)	09/25/34	8,923	8,788
JPMorgan Mortgage Trust Series 2005-A5, Class TA1 5.63%(9)	08/25/35	19,996	19,238
JPMorgan Mortgage Trust Series 2005-S2, Class 4A3 5.50%	09/25/20	1,497,157	781,380
JPMorgan Mortgage Trust Series 2006-A2, Class 5A3 6.31%(9)	11/25/33	609	607
JPMorgan Mortgage Trust Series 2006-A3, Class 2A1 4.78%(9)	05/25/36	361,531	303,680
JPMorgan Mortgage Trust Series 2006-A3, Class 3A3 4.32%(9)	05/25/36	237,342	194,271
JPMorgan Mortgage Trust Series 2006-A4, Class 1A1 4.69%(9)	06/25/36	196,350	130,413
JPMorgan Mortgage Trust Series 2006-A4, Class 1A4 4.69%(9)	06/25/36	632,971	420,411
JPMorgan Mortgage Trust Series 2006-A5, Class 2A4 5.27%(9)	08/25/36	164,982	128,323
JPMorgan Mortgage Trust Series 2007-A1, Class 5A2 5.81%(9)	07/25/35	277,920	277,162
JPMorgan Mortgage Trust Series 2007-A3, Class 2A3 4.71%(9)	05/25/37	812,766	676,197
JPMorgan Mortgage Trust Series 2007-A3, Class 3A2 4.50%(9)	05/25/37	143,882	122,853
JPMorgan Mortgage Trust Series 2007-A4, Class 2A3 4.59%(9)	06/25/37	178,063	137,840
Lehman ABS Mortgage Loan Trust Series 2007-1, Class 2A2 3.96% (1 mo. USD Term SOFR + 0.314%)(1),(2)	06/25/37	149,952	98,783

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Lehman XS Trust Class 1A1A
4.08% (1 mo. USD Term SOFR + 0.274%)(2)	06/25/36	$19,535,158	$17,730,723
4.18% (1 mo. USD Term SOFR + 0.534%)(2)	04/25/36	15,421,880	13,872,149
4.30% (1 mo. USD Term SOFR + 0.654%)(2)	12/25/35	181,643	175,016
Lehman XS Trust Series 2006-12N, Class A31A 4.16% (1 mo. USD Term SOFR + 0.514%)(2)	08/25/46	4,805,524	5,198,830
Lehman XS Trust Series 2006-14N, Class 3A2 4.00% (1 mo. USD Term SOFR + 0.354%)(2)	08/25/36	13,625	16,658
Lehman XS Trust Series 2007-4N, Class 1A3 4.24% (1 mo. USD Term SOFR + 0.594%)(2)	03/25/47	10,226,705	9,277,831
Long Beach Mortgage Loan Trust Series 2004-4, Class M1 4.66% (1 mo. USD Term SOFR + 1.014%)(2)	10/25/34	34,693	33,679
Luminent Mortgage Trust Series 2006-5, Class A1A 4.14% (1 mo. USD Term SOFR + 0.494%)(2)	07/25/36	22,878,353	13,582,407
Luminent Mortgage Trust Series 2006-6, Class A1 4.16% (1 mo. USD Term SOFR + 0.514%)(2)	10/25/46	6,728,028	6,260,142
MASTR Adjustable Rate Mortgages Trust Series 2003-6, Class 4A2 4.34%(9)	01/25/34	8,812	8,632
MASTR Adjustable Rate Mortgages Trust Series 2003-7, Class 3A1 5.89%(9)	11/25/33	138,125	137,997
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A1 5.37%(9)	11/21/34	941,112	935,555
MASTR Adjustable Rate Mortgages Trust Series 2004-8, Class 2A1 4.86%(9)	09/25/34	821,953	791,001
MASTR Adjustable Rate Mortgages Trust Series 2006-2, Class 5A1 4.12%(9)	05/25/36	4,287,258	1,266,056
MASTR Adjustable Rate Mortgages Trust Series 2007-1, Class I1A 4.15% (1 mo. USD Term SOFR + 0.504%)(2)	01/25/47	75,206,444	28,951,367
MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A3 4.06% (1 mo. USD Term SOFR + 0.414%)(2)	11/25/36	11,308,984	3,141,401
MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A4 4.18% (1 mo. USD Term SOFR + 0.534%)(2)	11/25/36	3,141,384	871,523
MASTR Asset-Backed Securities Trust Series 2007-HE1, Class A3 4.18% (1 mo. USD Term SOFR + 0.534%)(2)	05/25/37	6,632,139	6,474,584
MASTR Seasoned Securitization Trust Series 2004-1, Class 4A1 6.53%(9)	10/25/32	5,157	5,098
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A1 4.04% (1 mo. USD Term SOFR + 0.394%)(2)	04/25/37	111,429,675	46,783,994
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2B 4.10% (1 mo. USD Term SOFR + 0.454%)(2)	04/25/37	23,018,672	8,240,466
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2C 4.26% (1 mo. USD Term SOFR + 0.614%)(2)	04/25/37	48,220,479	17,336,554
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2, Class A2C 4.24% (1 mo. USD Term SOFR + 0.594%)(2)	05/25/37	12,847,519	9,739,361
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2, Class A2D 4.40% (1 mo. USD Term SOFR + 0.754%)(2)	05/25/37	6,344,663	4,819,627
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2C 4.12% (1 mo. USD Term SOFR + 0.474%)(2)	06/25/37	3,261,386	3,279,112
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2D 4.26% (1 mo. USD Term SOFR + 0.614%)(2)	06/25/37	4,860,593	4,890,241
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-4, Class 2A2 4.00% (1 mo. USD Term SOFR + 0.354%)(2)	07/25/37	8,093,928	8,111,987
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-4, Class 2A3 4.08% (1 mo. USD Term SOFR + 0.434%)(2)	07/25/37	5,933,050	5,961,822
Merrill Lynch Mortgage Investors Trust Series 2003-A6, Class 2A 6.73%(9)	10/25/33	99,234	97,989
Merrill Lynch Mortgage Investors Trust Series 2004-A4, Class A1 4.84%(9)	08/25/34	345,571	329,371
Merrill Lynch Mortgage Investors Trust Series 2005-A10, Class A 4.18% (1 mo. USD Term SOFR + 0.534%)(2)	02/25/36	2,325	2,307

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Merrill Lynch Mortgage Investors Trust Series 2006-WMC2, Class A2B 3.82%	03/25/37	$25,524,207	$4,617,569
Merrill Lynch Mortgage Investors Trust Series 2006-WMC2, Class A2D 3.82%	03/25/37	19,976,918	3,609,398
Merrill Lynch Mortgage-Backed Securities Trust Series 2007-2, Class 1A1 6.20% (1 yr. CMT + 2.400%)(2)	08/25/36	1,148,601	989,261
Mid-State Capital Corp. Trust Series 2005-1, Class A 5.75%	01/15/40	204,143	203,910
Mid-State Capital Corp. Trust Series 2006-1, Class A 5.79%(1)	10/15/40	2,917,871	2,926,292
Mid-State Trust XI Series 11, Class A1 4.86%	07/15/38	13,500	13,507
Morgan Stanley Mortgage Loan Trust Series 2004-11AR, Class 1A1 4.08% (1 mo. USD Term SOFR + 0.434%)(2)	01/25/35	34,820	33,417
Morgan Stanley Mortgage Loan Trust Series 2004-7AR, Class 2A4 4.81%(9)	09/25/34	146,135	143,361
Morgan Stanley Mortgage Loan Trust Series 2005-2AR, Class A 4.02% (1 mo. USD Term SOFR + 0.374%)(2)	04/25/35	402,371	403,478
Morgan Stanley Mortgage Loan Trust Series 2006-7, Class 5A2 5.96%(9)	06/25/36	604,464	158,824
MortgageIT Trust Series 2005-1, Class 1A1 4.40% (1 mo. USD Term SOFR + 0.754%)(2)	02/25/35	694,538	693,376
MortgageIT Trust Series 2005-4, Class A1 4.32% (1 mo. USD Term SOFR + 0.674%)(2)	10/25/35	697,560	697,829
MortgageIT Trust Series 2005-5, Class A1 4.28% (1 mo. USD Term SOFR + 0.634%)(2)	12/25/35	193,107	193,447
Nationstar Home Equity Loan Trust Series 2007-C, Class 2AV4 4.26% (1 mo. USD Term SOFR + 0.614%)(2)	06/25/37	2,563,309	2,504,714
NLT Trust Series 2021-INV3, Class PT 1.54%(1),(9)	11/25/56	125,122,195	116,378,118
Oakwood Mortgage Investors, Inc. Series 2000-A, Class A5 8.16%(9)	09/15/29	20,571,005	1,920,427
OBX Trust Series 2021-NQM4, Class A1 1.96%(1),(9)	10/25/61	3,860,341	3,295,407
Ownit Mortgage Loan Trust Series 2006-4, Class A2D 4.18% (1 mo. USD Term SOFR + 0.594%)(2)	05/25/37	13,108,819	11,134,399
Popular ABS Mortgage Pass-Through Trust Series 2005-6, Class A5 3.26%	01/25/36	13,698,833	13,259,992
Popular ABS Mortgage Pass-Through Trust Series 2007-A, Class A3 4.38% (1 mo. USD Term SOFR + 0.424%)(2)	06/25/47	14,298,843	13,377,141
Popular ABS, Inc. Series 1998-1, Class A2 7.48%	11/25/29	43,033	41,087
RALI Trust Series 2005-QO5, Class A1 4.74% (1 yr. MTA + 1.000%)(2)	01/25/46	2,885,675	2,205,370
RALI Trust Series 2006-QA1, Class A11 4.97%(9)	01/25/36	70,803	50,905
RALI Trust Series 2006-QA1, Class A21 4.97%(9)	01/25/36	6,590,349	4,384,886
RALI Trust Series 2006-QA7, Class 2A1 4.13% (1 mo. USD Term SOFR + 0.484%)(2)	08/25/36	10,782,415	10,044,143
RALI Trust Series 2006-QS10, Class AV (I/O) 0.57%(9)	08/25/36	9,208,626	175,153
RALI Trust Series 2006-QS12, Class 2A9 4.14% (1 mo. USD Term SOFR + 0.494%)(2)	09/25/36	93,716	69,672
RALI Trust Series 2006-QS2, Class 1AV (I/O) 0.48%(9)	02/25/36	34,552,041	574,974
RALI Trust Series 2006-QS7, Class AV (I/O) 0.75%(9)	06/25/36	15,026,745	395,227
RALI Trust Series 2006-QS8, Class AV (I/O) 0.79%(9)	08/25/36	36,777,554	1,033,070
RALI Trust Series 2007-QS1, Class 2A4 4.31% (1 mo. USD Term SOFR + 0.664%)(2)	01/25/37	7,587,988	5,322,200
RALI Trust Series 2007-QS10, Class AV (I/O) 0.48%(9)	09/25/37	29,672,497	568,807
RALI Trust Series 2007-QS4, Class 3AV (I/O) 0.38%(9)	03/25/37	17,187,282	309,094
RALI Trust Series 2007-QS5, Class AV (I/O) 0.14%(9)	03/25/37	20,452,789	235,976
RALI Trust Series 2007-QS6, Class AV (I/O) 0.34%(9)	04/25/37	46,342,704	583,005
RALI Trust Series 2007-QS7, Class 2AV (I/O) 0.38%(9)	06/25/37	17,494,020	187,029
RALI Trust Series 2007-QS8, Class AV (I/O) 0.46%(9)	06/25/37	40,205,129	696,699
Residential Asset Mortgage Products Trust Series 2004-SL3, Class A4 8.50%	12/25/31	7,310	3,176
Residential Asset Securities Corporation Trust Series 2006-KS3, Class M1 4.26% (1 mo. USD Term SOFR + 0.444%)(2)	04/25/36	7,096	7,092
Residential Asset Securitization Trust Series 2004-IP2, Class 1A1 5.77%(9)	12/25/34	94,514	94,080
Residential Asset Securitization Trust Series 2004-IP2, Class 2A1 3.70%(9)	12/25/34	8,734	8,017
Residential Asset Securitization Trust Series 2004-IP2, Class 3A1 5.81%(9)	12/25/34	164,966	162,441
Residential Asset Securitization Trust Series 2006-A7CB, Class 1A3 6.25%	07/25/36	1,365,236	978,893

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Residential Funding Mortgage Securities I Trust Series 2005-SA5, Class 1A 3.77%(9)	11/25/35	$1,390,268	$617,314
RFMSI Trust Series 2006-SA3, Class 3A1 5.50%(9)	09/25/36	26,057	21,919
RFMSI Trust Series 2006-SA4, Class 2A1 5.41%(9)	11/25/36	23,353	19,882
RFMSI Trust Series 2007-SA2, Class 2A2 5.35%(9)	04/25/37	628,507	543,019
Saxon Asset Securities Trust Series 2007-2, Class A2C 4.00% (1 mo. USD Term SOFR + 0.354%)(2)	05/25/47	129,584	93,544
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2 2.80%	01/25/36	4,783,194	4,080,694
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB5, Class A3 4.04% (1 mo. USD Term SOFR + 0.394%)(2)	06/25/36	158,170	107,911
Securitized Asset-Backed Receivables LLC Trust Series 2007-BR1, Class A2A 3.98% (1 mo. USD Term SOFR + 0.334%)(2)	02/25/37	4,689,599	1,873,181
Securitized Asset-Backed Receivables LLC Trust Series 2007-BR1, Class A2B 4.30% (1 mo. USD Term SOFR + 0.654%)(2)	02/25/37	23,214,980	9,271,845
Securitized Asset-Backed Receivables LLC Trust Series 2007-BR2, Class A2 4.22% (1 mo. USD Term SOFR + 0.574%)(2)	02/25/37	30,230,265	13,467,592
Securitized Asset-Backed Receivables LLC Trust Series 2007-BR5, Class A2A 4.02% (1 mo. USD Term SOFR + 0.374%)(2)	05/25/37	9,063,175	7,122,657
Securitized Asset-Backed Receivables LLC Trust Series 2007-BR5, Class A2C 4.46% (1 mo. USD Term SOFR + 0.814%)(2)	05/25/37	6,835,368	5,371,221
Securitized Asset-Backed Receivables LLC Trust Series 2007-NC1, Class A2B 4.06% (1 mo. USD Term SOFR + 0.414%)(2)	12/25/36	22,917,301	11,542,947
Securitized Asset-Backed Receivables LLC Trust Series 2007-NC2, Class A2B 4.04% (1 mo. USD Term SOFR + 0.394%)(2)	01/25/37	11,090,332	9,696,156
Sequoia Mortgage Trust Series 2003-8, Class A1 4.39% (1 mo. USD Term SOFR + 0.754%)(2)	01/20/34	201	197
Sequoia Mortgage Trust Series 2004-4, Class A 4.64% (6 mo. USD Term SOFR + 0.948%)(2)	05/20/34	31,635	29,916
SG Mortgage Securities Trust Series 2007-NC1, Class A2 4.24% (1 mo. USD Term SOFR + 0.594%)(1),(2)	12/25/36	10,642,386	6,296,203
STARM Mortgage Loan Trust Series 2007-3, Class 1A1 5.76%(9)	06/25/37	962,531	429,823
Structured Adjustable Rate Mortgage Loan Trust Series 2004-1, Class 3A3 5.80%(9)	02/25/34	2,481	2,453
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 2A 4.56%(9)	09/25/34	851,634	833,910
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A 4.83%(9)	10/25/34	10,485	10,056
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 2A 5.00%(9)	10/25/34	1,170,350	1,156,011
Structured Adjustable Rate Mortgage Loan Trust Series 2004-15, Class A 5.47%(9)	10/25/34	852,414	829,064
Structured Adjustable Rate Mortgage Loan Trust Series 2004-17, Class A1 3.83%(9)	11/25/34	17,273	15,535
Structured Adjustable Rate Mortgage Loan Trust Series 2004-20, Class 1A2 4.60%(9)	01/25/35	169,430	163,829
Structured Adjustable Rate Mortgage Loan Trust Series 2005-12, Class 3A1 4.58%(9)	06/25/35	175,760	146,771
Structured Adjustable Rate Mortgage Loan Trust Series 2005-18, Class 7A3 4.38%(9)	09/25/35	8,473,761	4,648,919
Structured Adjustable Rate Mortgage Loan Trust Series 2006-12, Class 1A1 4.08% (1 mo. USD Term SOFR + 0.434%)(2)	01/25/37	10,742,321	10,797,747
Structured Asset Mortgage Investments II Trust Class A1BG 3.88% (1 mo. USD Term SOFR + 0.234%)(2)	10/25/36	6,621,041	5,795,365
Structured Asset Mortgage Investments II Trust Series 2005-AR8, Class A1A 4.32% (1 mo. USD Term SOFR + 0.674%)(2)	02/25/36	180,196	154,552
Structured Asset Mortgage Investments II Trust Series 2005-AR8, Class A3 5.67% (1 yr. MTA + 2.000%)(2)	02/25/36	5,812,769	5,031,392
Structured Asset Mortgage Investments II Trust Series 2006-AR7, Class A1A 4.18% (1 mo. USD Term SOFR + 0.534%)(2)	08/25/36	7,743,332	6,526,155
Structured Asset Mortgage Investments II Trust Series 2007-AR6, Class A1 5.24% (1 yr. MTA + 1.500%)(2)	08/25/47	65,085,304	56,522,460
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-26A, Class 3A5 5.01%(9)	09/25/33	40,345	39,195
Structured Asset Securities Corp. Trust Series 2005-5, Class 2A4 5.50%	04/25/35	597,131	559,523

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Thornburg Mortgage Securities Trust Series 2004-4, Class 2A 5.21%(9)	12/25/44	$46,391	$44,811
Wachovia Mortgage Loan Trust LLC Series 2006-ALT1, Class A3 1.49% (1 mo. USD Term SOFR + 0.574%)(2)	01/25/37	8,661,029	2,904,033
Wachovia Mortgage Loan Trust LLC Series 2006-AMN1, Class A3 1.56% (1 mo. USD Term SOFR + 0.594%)(2)	08/25/36	13,657,701	4,345,271
WaMu Asset-Backed Certificates Trust Series 2007-HE1, Class 2A2 3.98% (1 mo. USD Term SOFR + 0.334%)(2)	01/25/37	2,606,087	1,169,848
WaMu Asset-Backed Certificates Trust Series 2007-HE1, Class 2A4 4.22% (1 mo. USD Term SOFR + 0.574%)(2)	01/25/37	8,075,568	3,623,882
WaMu Mortgage Pass-Through Certificates Trust Class 1A1A 3.98% (1 yr. MTA + 0.940%)(2)	05/25/46	2,240,971	2,017,235
4.30% (1 mo. USD Term SOFR + 0.654%)(2)	07/25/45	46,697	45,702
WaMu Mortgage Pass-Through Certificates Trust Class 2A1A 4.22% (1 mo. USD Term SOFR + 0.574%)(2)	04/25/45	35,350	34,527
WaMu Mortgage Pass-Through Certificates Trust Class 2A21 4.42% (1 mo. USD Term SOFR + 0.774%)(2)	01/25/45	15,945	15,704
WaMu Mortgage Pass-Through Certificates Trust Class 2A23 4.52% (1 mo. USD Term SOFR + 0.874%)(2)	01/25/45	665,789	655,754
WaMu Mortgage Pass-Through Certificates Trust Class A1A1 4.30% (1 mo. USD Term SOFR + 0.654%)(2)	12/25/45	4,728,564	4,405,361
WaMu Mortgage Pass-Through Certificates Trust Class A1A2 4.34% (1 mo. USD Term SOFR + 0.694%)(2)	12/25/45	3,988,559	3,991,050
WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR6, Class A1 5.70%(9)	06/25/33	640,167	631,857
WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR3, Class A2 4.89%(9)	06/25/34	9,328	8,931
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR1, Class A1A 4.40% (1 mo. USD Term SOFR + 0.754%)(2)	01/25/45	221,960	217,601
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR13, Class A1A1 4.34% (1 mo. USD Term SOFR + 0.694%)(2)	10/25/45	1,328,990	1,296,401
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR14, Class 2A1 4.68%(9)	12/25/35	834,201	779,667
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR15, Class A1A1 4.28% (1 mo. USD Term SOFR + 0.634%)(2)	11/25/45	10,538,375	10,006,622
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2, Class 2A1A 4.38% (1 mo. USD Term SOFR + 0.734%)(2)	01/25/45	187,494	185,280
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR10, Class 1A4 4.44%(9)	09/25/36	5,095,499	4,530,661
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR16, Class 3A1 4.03%(9)	12/25/36	285,054	262,749
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR3, Class A1A 4.74% (1 yr. MTA + 1.000%)(2)	02/25/46	6,689,550	6,228,866
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR7, Class 2A 4.72% (1 yr. MTA + 0.980%)(2)	07/25/46	3,386,782	3,201,987
WaMu Mortgage Pass-Through Certificates Trust Series 2007-HY7, Class 4A2 4.59%(9)	07/25/37	115,660	106,217
WaMu Mortgage Pass-Through Certificates Trust Series 2007-OA1, Class A1A 4.44% (1 yr. MTA + 0.700%)(2)	02/25/47	6,086,388	5,736,238
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Class CB13 4.26% (1 mo. USD Term SOFR + 0.614%)(2)	06/25/35	1,824,885	1,610,952
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-3, Class 2A3 4.31% (1 mo. USD Term SOFR + 0.664%)(2)	05/25/35	898,212	738,742
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2002-AR1, Class 1A1 5.98%(9)	11/25/30	5,918	5,937
Wells Fargo Alternative Loan Trust Series 2007-PA5, Class 1A1 6.25%	11/25/37	53,236	45,620
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR1, Class 1A1 6.02%(9)	03/25/36	868,572	878,883

Total Residential Mortgage-backed Securities — Non-agency (Cost: $3,266,483,317)			2,672,078,979

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
CORPORATE BONDS — 15.2%

Agriculture — 0.0%
British American Tobacco PLC (United Kingdom) 4.75% (5 yr. EURIBOR ICE Swap + 2.284%)(2),(11),(12),(13)	07/30/33	EUR	800,000	$921,802
Imperial Brands Finance PLC (United Kingdom)
3.50%(1)	07/26/26		4,997,000	4,993,752
4.50%(1)	06/30/28		3,310,000	3,301,526

				9,217,080

Airlines — 0.4%
American Airlines Pass-Through Trust Series 2017-2, Class AA 3.35%(4)	04/15/31		11,309,255	10,863,444
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA 2.00%	12/10/29		53,520,797	51,774,949
JetBlue Pass-Through Trust Series 2020-1, Class A 4.00%	05/15/34		6,817,029	6,445,569
United Airlines Pass-Through Trust Series 2018-1, Class AA 3.50%	09/01/31		21,685,012	20,951,192
United Airlines Pass-Through Trust Series 2023-1, Class A 5.80%	07/15/37		17,789,118	18,470,797

				108,505,951

Auto Manufacturers — 0.1%
Volkswagen Bank GmbH (Germany) 4.38%(11),(13)	11/26/33	EUR	6,200,000	7,168,135
Volkswagen Financial Services Australia Pty. Ltd. (Germany) 5.11%(11),(13)	06/13/29	AUD	6,200,000	4,240,680
Volkswagen Group of America Finance LLC (Germany) 5.65%(1)	03/25/32		4,800,000	4,868,688
Volkswagen International Finance NV (Germany) 7.88% (9 yr. EUR Swap + 4.783%)(2),(11),(12)	09/06/32	EUR	12,500,000	16,257,156

				32,534,659

Auto Parts & Equipment — 0.0%
Robert Bosch GmbH (Germany) 4.38%(11)	06/02/43	EUR	6,000,000	6,815,829

Banks — 2.5%
Bank of America Corp.
1.73% (1 day USD SOFR + 0.960%)(2)	07/22/27		38,542,000	38,483,802
1.92% (1 day USD SOFR + 1.370%)(2)	10/24/31		930,000	825,403
2.09% (1 day USD SOFR + 1.060%)(2)	06/14/29		110,562,000	105,273,820
2.30% (1 day USD SOFR + 1.220%)(2)	07/21/32		2,000	1,767
2.69% (1 day USD SOFR + 1.320%)(2)	04/22/32		4,000	3,624
3.42% (3 mo. USD Term SOFR + 1.302%)(2)	12/20/28		1,587,000	1,560,592
3.97% (3 mo. USD Term SOFR + 1.332%)(2)	03/05/29		336,000	332,442
4.57% (3 mo. USD Term SOFR + 0.912%)(2)	12/01/26		50,000,000	50,075,500
Citibank NA
4.85% (1 day USD SOFR + 0.910%)(2)	06/18/32		12,835,000	12,831,278
4.91%	05/29/30		9,015,000	9,117,320
Citigroup, Inc.
2.52% (1 day USD SOFR + 1.177%)(2)	11/03/32		1,823,000	1,615,853
3.06% (1 day USD SOFR + 1.351%)(2)	01/25/33		4,000	3,624
Goldman Sachs Group, Inc.
1.54% (1 day USD SOFR + 0.818%)(2)	09/10/27		75,070,000	74,649,608
1.95% (1 day USD SOFR + 0.913%)(2)	10/21/27		1,337,000	1,326,625
2.38% (1 day USD SOFR + 1.248%)(2)	07/21/32		4,000	3,536
4.15% (1 day USD SOFR + 0.900%)(2)	10/21/29		6,675,000	6,581,750
5.02% (1 day USD SOFR + 1.420%)(2)	10/23/35		10,436,000	10,252,744
5.09% (1 day USD SOFR + 1.340%)(2)	04/20/34		6,975,000	6,946,403
5.54% (1 day USD SOFR + 1.380%)(2)	01/28/36		350,000	355,632
HSBC Holdings PLC (United Kingdom) 2.21% (1 day USD SOFR + 1.285%)(2)	08/17/29		2,000	1,897
JPMorgan Chase & Co.
1.47% (1 day USD SOFR + 0.765%)(2)	09/22/27		14,377,000	14,280,674
1.95% (1 day USD SOFR + 1.065%)(2)	02/04/32		9,805,000	8,632,910
2.07% (1 day USD SOFR + 1.015%)(2)	06/01/29		3,013,000	2,873,860
2.18% (1 day USD SOFR + 1.890%)(2)	06/01/28		2,490,000	2,438,482
2.55% (1 day USD SOFR + 1.180%)(2)	11/08/32		20,371,000	18,120,208
2.58% (3 mo. USD Term SOFR + 1.250%)(2)	04/22/32		19,039,000	17,159,089
2.95% (1 day USD SOFR + 1.170%)(2)	02/24/28		23,236,000	23,005,964
2.96% (1 day USD SOFR + 1.260%)(2)	01/25/33		7,747,000	7,012,429
3.70% (3 mo. USD Term SOFR + 1.422%)(2)	05/06/30		2,876,000	2,797,888
4.01% (3 mo. USD Term SOFR + 1.382%)(2)	04/23/29		2,671,000	2,642,500
4.45% (3 mo. USD Term SOFR + 1.592%)(2)	12/05/29		8,325,000	8,277,464
5.01% (1 day USD SOFR + 1.310%)(2)	01/23/30		10,505,000	10,579,375
5.50% (1 day USD SOFR + 1.315%)(2)	01/24/36		2,715,000	2,776,902
Morgan Stanley
1.51% (1 day USD SOFR + 0.858%)(2)	07/20/27		1,000,000	998,380
1.79% (1 day USD SOFR + 1.034%)(2)	02/13/32		4,798,000	4,175,460
1.93% (1 day USD SOFR + 1.020%)(2)	04/28/32		2,890,000	2,513,549
2.24% (1 day USD SOFR + 1.178%)(2)	07/21/32		15,267,000	13,395,419
2.51% (1 day USD SOFR + 1.200%)(2)	10/20/32		455,000	402,297

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
Banks (Continued)
2.94% (1 day USD SOFR + 1.290%)(2)	01/21/33		$2,483,000	$2,233,806
4.49% (1 day USD SOFR + 0.950%)(2)	01/16/32		395,000	387,380
Morgan Stanley Bank NA
4.79% (1 Day USD SOFR Index + 0.974%)(2)	05/10/30		21,580,000	21,599,422
5.02% (1 day USD SOFR + 0.906%)(2)	01/12/29		12,635,000	12,716,243
5.50% (1 day USD SOFR + 0.865%)(2)	05/26/28		5,000,000	5,043,450
Morgan Stanley Private Bank NA
4.20% (1 day USD SOFR + 0.780%)(2)	11/17/28		5,000,000	4,977,050
4.47% (1 day USD SOFR + 1.020%)(2)	11/19/31		32,433,000	31,883,909
4.73% (1 day USD SOFR + 1.080%)(2)	07/18/31		7,392,000	7,360,141
PNC Financial Services Group, Inc.
5.07% (1 day USD SOFR + 1.933%)(2)	01/24/34		3,000	3,003
5.58% (1 day USD SOFR + 1.394%)(2)	01/29/36		300,000	307,350
5.68% (1 day USD SOFR + 1.902%)(2)	01/22/35		1,465,000	1,510,737
Santander U.K. Group Holdings PLC (United Kingdom)
2.47% (1 day USD SOFR + 1.220%)(2)	01/11/28		7,952,000	7,862,858
3.82% (3 mo. USD LIBOR + 1.400%)(2)	11/03/28		2,200,000	2,175,756
Wells Fargo & Co.
2.39% (1 day USD SOFR + 2.100%)(2)	06/02/28		61,030,000	59,820,996
2.88% (3 mo. USD Term SOFR + 1.432%)(2)	10/30/30		69,972,000	65,882,836
3.35% (1 day USD SOFR + 1.500%)(2)	03/02/33		2,000	1,839
3.53% (1 day USD SOFR + 1.510%)(2)	03/24/28		1,350,000	1,340,415
4.90% (1 day USD SOFR + 2.100%)(2)	07/25/33		3,000	2,979
5.57% (1 day USD SOFR + 1.740%)(2)	07/25/29		13,559,000	13,791,537

				701,227,777

Beverages — 0.2%
Bacardi Ltd. 5.15%(1)	05/15/38		2,881,000	2,691,401
Carlsberg Breweries AS (Denmark) 4.88% (5 yr. EURIBOR ICE Swap + 1.930%)(2),(11),(13)	12/31/99	EUR	10,075,000	11,745,553
Davide Campari-Milano NV (Italy) 4.25%(11),(13)	06/17/33	EUR	8,945,000	10,412,538
Maple Parent Holdings Corp.
4.73%(11),(13)	03/26/35	EUR	8,625,000	10,115,573
4.73%(1)	03/26/35	EUR	9,980,000	11,704,745

				46,669,810

Biotechnology — 0.0%
Illumina, Inc. 2.55%	03/23/31		200,000	180,572
Royalty Pharma PLC 1.75%	09/02/27		1,295,000	1,254,337

				1,434,909

Chemicals — 0.2%
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2 6.50%(1)	06/15/33	EUR	5,900,000	6,815,893
International Flavors & Fragrances, Inc.
1.83%(1)	10/15/27		1,615,000	1,559,622
2.30%(1)	11/01/30		42,565,000	38,419,169
3.27%(1)	11/15/40		7,491,000	5,705,370

				52,500,054

Commercial Services — 0.3%
AA Bond Co. Ltd. (United Kingdom) 5.50%(11)	07/31/50	GBP	7,537,000	9,886,437
BCP V Modular Services Finance PLC (United Kingdom) 6.75%(11)	11/30/29	EUR	1,828,000	1,371,406
Dalrymple Bay Finance Pty. Ltd. (Australia) 6.23%(13)	03/24/31	AUD	21,600,000	15,272,748
EquipmentShare.com, Inc. 7.13%(1),(7)	07/01/34		4,623,000	4,545,703
Raven Acquisition Holdings LLC 6.88%(1)	11/15/31		3,500,000	3,423,280
Rentokil Terminix Funding PLC (United Kingdom) 4.63%(1)	04/23/31		8,595,000	8,442,181
Rollins, Inc. 5.25%	02/24/35		8,000,000	7,998,480
VT Topco, Inc. 8.50%(1)	08/15/30		6,545,000	6,657,836
WestConnex Finance Co. Pty. Ltd. (Australia)
5.94%(13)	04/30/32	AUD	630,000	441,348
6.41%(13)	04/30/36	AUD	22,140,000	15,615,147

				73,654,566

Computers — 0.1%
Dell International LLC/EMC Corp. 5.00%	04/01/30		24,890,000	25,113,015

Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
2.45%	10/29/26		11,203,000	11,136,566
3.00%	10/29/28		49,047,000	47,241,090
Air Lease Corp.
2.20%	01/15/27		18,695,000	18,465,799
3.25%	10/01/29		2,090,000	1,988,133
American Express Co. 4.92% (1 day USD SOFR + 1.220%)(2)	07/20/33		8,935,000	8,934,375
Avolon Holdings Funding Ltd. (Ireland)
2.53%(1)	11/18/27		53,870,000	52,318,544
3.25%(1)	02/15/27		5,900,000	5,857,284
First Eagle Holdings, Inc. 7.25%(1)	08/15/32		7,850,000	7,916,411
Sumisho Air Lease Corp. 4.63%	10/01/28		2,000,000	1,993,040

				155,851,242

Electric — 1.9%
Alliant Energy Corp. 5.75% (5 yr. CMT + 2.077%)(2)	04/01/56		26,430,000	26,145,878
Alliant Energy Finance LLC 3.60%(1)	03/01/32		4,515,000	4,194,074

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
Electric (Continued)
American Electric Power Co., Inc. 5.80% (5 yr. CMT + 2.128%)(2)	03/15/56		$58,030,000	$57,720,700
Amprion GmbH (Germany) 4.07%(11),(13)	01/15/38	EUR	11,300,000	13,003,654
Appalachian Power Co. 5.65%	04/01/34		13,900,000	14,296,706
Ausgrid Finance Pty. Ltd. (Australia) 5.95%(11),(13)	12/10/35	AUD	14,370,000	9,920,891
CenterPoint Energy, Inc. 5.95% (5 yr. CMT + 2.223%)(2)	04/01/56		39,005,000	38,969,505
Comision Federal de Electricidad (Mexico) 3.35%(11)	02/09/31		3,368,000	3,033,288
Dominion Energy, Inc.
6.00% (5 yr. CMT + 2.262%)(2)	02/15/56		11,960,000	12,005,926
6.20% (5 yr. CMT + 2.006%)(2),(13)	02/15/56		35,570,000	35,711,213
Electricite de France SA
2.00%(11),(13)	12/09/49	EUR	42,000,000	29,410,434
4.38% (5 yr. EURIBOR ICE Swap + 2.074%)(2),(11),(12),(13)	01/06/31	EUR	14,200,000	16,158,557
6.38%(1)	01/13/55		1,885,000	1,927,544
EnBW International Finance BV (Germany) 5.79%(11),(13)	02/26/36	AUD	6,690,000	4,538,891
Enel SpA (Italy) 4.50% (5 yr. EURIBOR ICE Swap + 1.821%)(2),(11),(12),(13)	10/14/34	EUR	15,537,000	17,511,212
Engie SA (France) 6.10%(13)	06/24/36	AUD	23,300,000	16,187,761
Entergy Corp. 5.88% (5 yr. CMT + 2.179%)(2)	06/15/56		13,015,000	13,022,809
FirstEnergy Pennsylvania Electric Co.
3.25%(1)	03/15/28		125,000	122,204
4.30%(1)	01/15/29		13,381,000	13,267,395
FirstEnergy Transmission LLC 2.87%(1)	09/15/28		40,514,000	38,929,498
Jersey Central Power & Light Co.
2.75%(1)	03/01/32		820,000	734,171
6.40%	05/15/36		1,404,000	1,508,893
MVM Energetika Zrt (Hungary) 6.50%(11)	03/13/31		2,988,000	3,123,446
Niagara Mohawk Power Corp. 4.28%(1)	10/01/34		4,375,000	4,059,694
Oncor Electric Delivery Co. LLC 5.70%(13)	06/24/33	AUD	6,140,000	4,272,339
Powerco Ltd. (New Zealand) 6.43%(13)	04/28/36	AUD	29,000,000	20,575,599
Public Service Co. of Oklahoma 5.45%	01/15/36		7,140,000	7,214,613
Southern Co.
3.75% (5 yr. CMT + 2.915%)(2)	09/15/51		65,307,000	65,148,957
6.00% (5 yr. CMT + 1.993%)(2)	04/01/58		4,395,000	4,407,174
Southwestern Electric Power Co.
2.75%	10/01/26		26,488,000	26,399,265
5.20%	04/01/36		6,595,000	6,510,914
5.30%	04/01/33		29,341,000	29,731,529
SSE PLC (United Kingdom) 4.75% (5 yr. EURIBOR ICE Swap + 1.869%)(2),(11),(12),(13)	03/09/34	EUR	4,415,000	5,114,451

				544,879,185

Energy-Alternate Sources — 0.0%
Alta Wind Holdings LLC 7.00%(1)	06/30/35		2,923,028	2,849,163

Engineering & Construction — 0.0%
Athens International Airport SA (Greece) 3.75%(11),(13)	06/24/33	EUR	2,175,000	2,479,566
Cellnex Finance Co. SA (Spain) 3.88%(11),(13)	01/19/36	EUR	8,300,000	9,372,576

				11,852,142

Entertainment — 0.1%
Allwyn Entertainment Financing U.K. PLC (Switzerland) 4.63%(11),(13)	08/15/31	EUR	400,000	455,600
Betclic Everest Group SAS (France) 5.13%(11),(13)	12/10/31	EUR	1,000,000	1,161,924
Caesars Entertainment, Inc.
6.00%(1)	10/15/32		3,892,000	3,530,861
6.50%(1)	02/15/32		566,000	552,031
Flutter Treasury DAC (Ireland)
5.88%(1)	06/04/31		17,745,000	17,688,571
6.13%(11)	06/04/31	GBP	3,000,000	3,971,515
Pioneer Opco LLC 7.00%(1)	05/15/33		1,020,000	1,039,982
Voyager Parent LLC 9.25%(1)	07/01/32		3,281,000	3,472,414

				31,872,898

Environmental Control — 0.1%
Biffa Group Holdings Ltd, Reg. S (United Kingdom) 7.38%(11),(13)	06/15/31	GBP	200,000	268,086
GFL Environmental Holdings U.S., Inc. 5.63%(1)	07/01/31		3,062,000	3,064,021
Luna 2 5 Sarl (Luxemburg) 5.50%(11)	07/01/32	EUR	1,900,000	2,205,636
Seche Environnement SACA (France) 5.87% (5 yr. EURIBOR ICE Swap + 3.707%)(2),(11),(12)	01/09/31	EUR	6,200,000	7,119,933

				12,657,676

Financial — 0.4%
Big Sky Funding LLC 5.75%(6),(7)	06/30/34		70,545,000	70,897,725
Nomura Corporate Funding Americas LLC 0.00%(5),(6)	10/27/26		35,240,409	35,201,644

Total Financial (Cost: $105,785,409)				106,099,369

Food — 0.4%
General Mills, Inc. 5.25% (5 yr. EURIBOR ICE Swap + 2.390%)(2)	07/16/56	EUR	11,470,000	12,974,254
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 4.38%	02/02/52		14,071,000	10,632,892
Pilgrim’s Pride Corp.
3.50%	03/01/32		56,833,000	51,755,540
6.88%	05/15/34		4,500,000	4,863,510

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
Food (Continued)
Roquette Freres SA (France) 6.00% (5 yr. EURIBOR ICE Swap + 3.098%)(2),(11),(12)	01/21/32	EUR	3,700,000	$4,270,355
Smithfield Foods, Inc.
3.00%(1)	10/15/30		8,890,000	8,165,109
4.25%(1)	02/01/27		24,855,000	24,802,307

				117,463,967

Gas — 0.3%
Brooklyn Union Gas Co.
4.87%(1)	08/05/32		1,700,000	1,667,819
6.39%(1)	09/15/33		1,120,000	1,189,989
NiSource, Inc. 5.75% (5 yr. CMT + 2.035%)(2)	07/15/56		40,690,000	40,665,179
Nortegas Energia Grupo SL (Spain) 4.13%(11),(13)	01/21/33	EUR	16,700,000	19,111,441
Piedmont Natural Gas Co., Inc. 2.50%	03/15/31		7,272,000	6,579,415
Redexis SA (Spain) 4.38%(11),(13)	05/30/31	EUR	11,800,000	13,781,806
Southern Co. Gas Capital Corp. 4.40%	05/30/47		50,000	41,742

				83,037,391

Health Care-Products — 0.3%
Medline Borrower LP 3.88%(1)	04/01/29		74,040,000	71,912,831
Sartorius Finance BV (Germany) 4.88%(11)	09/14/35	EUR	11,400,000	13,849,265

				85,762,096

Health Care-Services — 0.7%
Elevance Health, Inc.
4.60%	09/15/32		10,000,000	9,818,200
5.00%	01/15/36		1,650,000	1,619,030
5.38%	06/15/34		9,507,000	9,657,020
Eurofins Scientific SE (Luxemburg) 5.75% (3 mo. EUR EURIBOR + 3.185%)(2),(11),(12),(13)	01/04/32	EUR	100,000	120,335
Fresenius Medical Care U.S. Finance III, Inc. (Germany) 1.88%(1)	12/01/26		67,592,000	66,830,914
HCA, Inc. 2.38%	07/15/31		563,000	499,893
Horseshoe Funding Trust I 6.06%(1)	02/15/36		50,135,000	50,944,179
Kedrion SpA (Italy) 6.50%(1)	09/01/29		867,000	859,006
ModivCare, Inc. 1.00%(1),(4),(9),(10)	10/01/29		44,324,700	664,871
Premier Health Partners 2.91%	11/15/26		2,229,000	2,213,664
Star Parent, Inc. 9.00%(1)	10/01/30		1,010,000	1,060,399
Universal Health Services, Inc. 1.65%	09/01/26		45,000,000	44,848,350

				189,135,861

Insurance — 0.6%
Acrisure LLC/Acrisure Finance, Inc. 8.25%(1)	02/01/29		9,438,000	8,889,558
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.00%(1)	01/15/31		1,067,000	1,084,819
7.38%(1)	10/01/32		2,992,000	2,975,544
Farmers Exchange Capital
7.05%(1)	07/15/28		13,283,000	13,851,247
7.20%(1)	07/15/48		18,415,000	18,982,734
Farmers Exchange Capital II 6.15% (3 mo. USD Term SOFR + 4.006%)(1),(2)	11/01/53		57,061,000	55,597,956
Farmers Exchange Capital III 5.45% (3 mo. USD Term SOFR + 3.716%)(1),(2)	10/15/54		49,425,000	45,980,572
Farmers Insurance Exchange 4.75% (3 mo. USD LIBOR + 3.231%)(1),(2)	11/01/57		23,060,000	19,825,143
Marsh & McLennan Cos., Inc. 4.95%	03/15/36		40,000	39,350

				167,226,923

Internet — 1.0%
Airbnb, Inc. 5.25%	03/16/36		4,666,000	4,650,182
Alphabet, Inc.
3.50%	11/06/38	EUR	860,000	949,484
4.50%	05/11/45	EUR	13,520,000	15,806,755
5.65%	02/15/56		19,205,000	18,976,269
Amazon.com, Inc.
4.85%	03/16/64	EUR	26,395,000	30,888,084
4.88%	03/13/36		5,090,000	5,011,054
5.80%	03/13/56		10,235,000	10,151,073
Booking Holdings, Inc.
3.88%	03/21/45	EUR	1,310,000	1,350,452
4.00%	03/01/44	EUR	3,865,000	4,095,660
4.50%	05/11/39	EUR	15,080,000	17,490,787
Cerved Group SpA (Italy) 6.00%(11)	02/15/29	EUR	2,515,000	1,781,741
7.65% (3 mo. EUR EURIBOR + 5.250%)(2),(11)	02/15/29	EUR	7,675,000	5,329,041
Getty Images, Inc. 10.50%(1)	11/15/30		5,794,000	4,839,670
Meta Platforms, Inc.
4.88%	11/15/35		34,115,000	33,206,176
5.25%	05/15/36		11,145,000	11,070,551
5.50%	11/15/45		77,000,000	71,496,810
5.55%	08/15/64		5,000,000	4,372,150
5.63%	11/15/55		9,760,000	8,849,685
6.30%	05/15/56		24,882,000	24,782,223

				275,097,847

Investment Companies — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00%	06/15/30		16,598,000	15,497,221
9.75%	01/15/29		11,566,000	11,352,954
10.00%(1)	11/15/29		437,000	431,594

				27,281,769

Iron & Steel — 0.0%
CSN Inova Ventures (Brazil) 6.75%(11)	01/28/28		3,512,000	2,922,511
CSN Resources SA (Brazil) 8.88%(11)	12/05/30		7,451,000	5,584,003

				8,506,514

Lodging — 0.1%
Las Vegas Sands Corp. 5.63%	06/15/28		29,515,000	29,876,559

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value

Lodging (Continued)
6.00%	06/14/30		$1,130,000	$1,162,058

				31,038,617

Machinery-Diversified — 0.0%
Oregon Tool Lux LP 7.88%(1)	10/15/29		12,270,896	2,180,047

Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%(1)	02/01/33		1,774,000	1,739,851
7.38%(1)	02/01/36		11,518,000	11,312,864
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%	04/01/31		10,000,000	8,916,000
3.50%	06/01/41		4,605,000	3,222,441
3.50%	03/01/42		9,605,000	6,644,259
3.90%	06/01/52		18,000	11,477
4.80%	03/01/50		3,458,000	2,579,979
5.13%	07/01/49		14,837,000	11,477,013
5.38%	04/01/38		505,000	453,061
5.85%	12/01/35		29,325,000	28,387,186
CSC Holdings LLC
4.50%(1)	11/15/31		775,000	458,490
4.63%(1)	12/01/30		4,879,000	1,148,126
5.75%(1)	01/15/30		175,000	41,515
6.50%(1)	02/01/29		32,928,000	19,731,775
11.75%(1)	01/31/29		39,518,000	24,254,963
EchoStar Corp. 10.75%	11/30/29		5,315,000	5,748,757
Midcontinent Communications 8.00%(1)	08/15/32		14,896,000	13,100,883
Pearson Funding PLC (United Kingdom) 6.38%(11),(13)	04/28/36	GBP	14,530,000	19,676,994
Time Warner Cable LLC
4.50%	09/15/42		27,580,000	20,802,767
5.50%	09/01/41		6,812,000	5,839,110
5.88%	11/15/40		2,016,000	1,805,751
Virgin Media O2 Vendor Financing Notes VI DAC (Ireland) 8.50%(1)	03/15/33		7,669,000	6,184,895
VZ Secured Financing BV 7.50%(1)	01/15/33		146,000	140,256
VZ Secured Financing BV (Netherlands) 5.00%(1)	01/15/32		6,671,000	5,851,001

				199,529,414

Mining — 0.0%
Corp. Nacional del Cobre de Chile 5.13%(11)	02/02/33		8,908,000	8,831,302

Miscellaneous Manufacturers — 0.2%
Alstom SA (France) 5.25% (5 yr. EURIBOR ICE Swap + 2.382%)(2),(11),(12),(13)	06/16/31	EUR	12,000,000	13,945,014
Dyno Nobel Ltd. (Australia) 5.82%(13)	08/08/35	AUD	14,090,000	9,525,030
Smiths Group PLC (United Kingdom) 3.63%(11),(13)	11/13/33	EUR	20,925,000	23,578,816
Vossloh AG (Germany) (I/O) (I/F) 5.38% (-5 yr. EURIBOR ICE Swap + 7.860%)(2),(11),(12),(13)	01/23/31	EUR	18,500,000	21,696,326

				68,745,186

Oil & Gas — 0.2%
Ecopetrol SA (Colombia) 8.88%	01/13/33		11,674,000	12,796,922
KazMunayGas National Co. JSC (Kazakhstan)
3.50%(11)	04/14/33		$12,735,000	11,543,386
3.50%(1)	04/14/33		1,443,000	1,307,978
Sunoco LP
5.63%(1)	07/15/34		3,735,000	3,648,535
7.88% (5 yr. CMT + 4.230%)(1),(2),(12)	09/18/30		18,486,000	19,235,238

				48,532,059

Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 4.74%	03/11/46	EUR	13,105,000	15,352,727

Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.
5.10%	03/17/30		14,322,000	14,479,685
5.50%	03/17/35		3,585,000	3,645,479
Amcor U.K. Finance PLC (Australia) 3.75%	02/20/33	EUR	9,140,000	10,374,629
AptarGroup, Inc. 4.75%	03/30/31		15,050,000	14,913,497
Ardagh Group SA (5.50% Cash or 6.50% PIK) due 5/30/26 11.00%(1)	12/01/30		4,433,010	4,239,287
Berry Global, Inc.
1.65%	01/15/27		16,949,000	16,693,579
5.65%	01/15/34		1,570,000	1,607,853
Constantia Flexibles GmbH (Austria) 6.25%(1),(7)	07/15/32	EUR	700,000	813,323

				66,767,332

Pharmaceuticals — 0.3%
1261229 BC Ltd. 10.00%(1)	04/15/32		12,142,000	12,307,860
Bayer U.S. Finance II LLC (Germany)
3.95%(1)	04/15/45		12,489,000	9,403,592
4.38%(1)	12/15/28		4,212,000	4,168,574
4.40%(1)	07/15/44		18,673,000	15,191,232
4.63%(1)	06/25/38		6,729,000	6,132,541
5.50%(1)	07/30/35		3,820,000	3,819,924
CVS Health Corp.
4.78%	03/25/38		6,472,000	6,069,442
5.05%	03/25/48		3,301,000	2,916,665
5.45%	09/15/35		5,761,000	5,837,852
5.88%	06/01/53		13,496,000	13,192,610
7.00% (5 yr. CMT + 2.886%)(2)	03/10/55		9,440,000	9,800,891
LSF12 Pillar Investments U.S., Inc. 5.75%(1)	05/15/33	EUR	5,800,000	6,602,096
Neopharmed Gentili SpA (Italy) 5.54% (3 mo. EUR EURIBOR + 3.250%)(2),(11),(13)	06/29/33	EUR	250,000	289,038

				95,732,317

Pipelines — 0.0%
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.16%(1)	03/31/34		5,181,299	4,620,735
TransCanada PipeLines Ltd. (Canada) 5.85%	03/15/36		2,878,000	2,994,645
TransMontaigne Partners LLC 8.50%(1)	06/15/30		1,962,000	1,999,847

				9,615,227

Real Estate — 0.2%
Blackstone Property Partners Europe Holdings Sarl (Luxemburg) 3.50%(11),(13)	01/29/31	EUR	11,400,000	12,872,134

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
Real Estate (Continued)
CBRE Europe Logistics Partners SCA SICAV-SIF (Luxemburg) 3.88%(11),(13)	05/28/31	EUR	6,000,000	$6,893,688
CBRE Open-Ended Funds SCA SICAV-SIF (Luxemburg) 4.75%(11)	03/27/34	EUR	2,765,000	3,294,755
DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH (Germany) 4.88%(11)	08/21/30	EUR	3,200,000	3,733,414
LEG Immobilien SE (Germany)
0.88%(11)	03/30/33	EUR	8,100,000	7,610,191
1.50%(11)	01/17/34	EUR	2,800,000	2,676,813
1.63%(11),(13)	11/28/34	EUR	8,600,000	8,124,300
Vonovia SE (Germany) 5.72%(11),(13)	09/03/35	AUD	13,800,000	9,160,910

				54,366,205

REIT — 0.8%
American Homes 4 Rent LP
2.38%	07/15/31		2,845,000	2,517,256
5.50%	07/15/34		5,000,000	5,060,800
American Tower Corp.
1.88%	10/15/30		3,336,000	2,961,601
2.90%	01/15/30		2,025,000	1,903,216
4.70%	12/15/32		10,515,000	10,345,814
4.90%	03/15/30		16,040,000	16,121,162
5.55%	07/15/33		975,000	1,000,769
5.90%	11/15/33		27,000,000	28,205,010
Crown Castle, Inc. (REIT) 2.10%	04/01/31		23,220,000	20,426,402
Extra Space Storage LP
2.20%	10/15/30		1,090,000	978,286
2.40%	10/15/31		14,348,000	12,674,019
2.55%	06/01/31		1,500,000	1,345,245
3.90%	04/01/29		1,430,000	1,400,971
Federal Realty OP LP (REIT) 7.48%	08/15/26		18,825,000	18,851,355
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/31		7,310,000	6,908,315
5.30%	01/15/29		13,180,000	13,248,404
5.75%	06/01/28		24,498,000	24,785,362
5.75%	11/01/37		1,251,000	1,231,447
Healthcare Realty Holdings LP
2.40%	03/15/30		2,000	1,824
3.63%	01/15/28		25,359,000	24,915,978
Hudson Pacific Properties LP
3.95%	11/01/27		11,320,000	11,038,811
5.95%	02/15/28		2,866,000	2,841,639
LXP Industrial Trust 6.75%	11/15/28		992,000	1,029,012
VICI Properties LP/VICI Note Co., Inc. 4.50%(1)	01/15/28		2,727,000	2,706,902
VICI Properties LP/VICI Notes Co., Inc.
3.88%(1)	02/15/29		6,903,000	6,707,783
4.13%(1)	08/15/30		3,627,000	3,485,728
WP Carey, Inc. (REIT) 3.75%	05/10/35	EUR	14,448,000	16,155,656

				238,848,767

Retail — 0.2%
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50%(1)	07/01/32		5,120,000	4,963,072
Ferrellgas LP/Ferrellgas Finance Corp. 9.25%(1)	01/15/31		15,557,000	16,413,257
FirstCash, Inc. 6.13%(1)	05/01/34		2,945,000	2,932,189
Michaels Cos., Inc.
8.50%(1)	03/15/33		$7,622,000	7,553,402
11.00%(1)	03/15/34		1,845,000	1,807,971
Papa John’s International, Inc. 3.88%(1)	09/15/29		9,150,000	8,804,222
Punch Finance PLC (United Kingdom) 7.88%(11)	12/30/30	GBP	4,105,000	5,638,778
QXO Building Products, Inc.
6.50%(1)	07/15/31		563,000	574,052
6.88%(1)	07/15/34		4,307,000	4,423,591
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.50%(1)	12/15/35		9,890,000	9,571,146

				62,681,680

Semiconductors — 0.0%
Foundry JV Holdco LLC 5.50%(1)	01/25/31		2,710,000	2,773,089

Software — 0.8%
Atlassian Corp. 5.50%	05/15/34		3,000,000	2,959,680
Cloud Software Group, Inc. 8.25%(1)	06/30/32		6,483,000	6,075,025
Db Data Center Red Oak LLC 0.90%(6)	03/06/31		6,513,362	1
Fiserv, Inc.
5.25%	08/11/35		38,150,000	37,190,527
5.45%	03/15/34		18,510,000	18,370,435
5.63%	08/21/33		17,345,000	17,545,682
Open Text Corp. (Canada) 6.90%(1)	12/01/27		3,061,000	3,130,944
Open Text Holdings, Inc. (Canada) 4.13%(1)	12/01/31		2,610,000	2,291,971
Oracle Corp.
2.88%	03/25/31		6,515,000	5,822,651
3.95%	03/25/51		24,754,000	15,863,353
4.00%	07/15/46		6,250,000	4,224,625
4.00%	11/15/47		10,750,000	7,166,057
5.88%	09/26/45		37,312,000	32,701,356
6.55%	02/04/46		5,302,000	5,004,028
6.70%	02/04/56		13,685,000	12,889,491
Paychex, Inc. 5.35%	04/15/32		14,140,000	14,311,801
Salesforce, Inc.
5.55%	03/15/36		24,096,000	24,035,278
6.55%	03/15/56		3,205,000	3,210,000
ServiceNow, Inc. 5.40%	05/15/36		1,970,000	1,968,759
TeamSystem SpA (Italy) 5.00%(11)	07/01/31	EUR	3,945,000	4,355,434
UKG, Inc. 6.88%(1)	02/01/31		5,510,000	5,354,453

				224,471,551

Telecommunications — 0.7%
Altice Financing SA (Luxembourg) 9.63%(1)	07/15/27		9,869,000	7,628,145
Cdc Data Centres Australia Pty. Ltd. 7.33% (3 mo. AUD Bank Bill Swap + 2.600%)(2),(13)	06/12/56	AUD	10,990,000	7,805,437
Global Switch Finance BV (United Kingdom) 1.38%(11)	10/07/30	EUR	63,777,000	67,478,885
Road Michigan Property Owner I LLC 7.50%(1)	03/30/45		3,000,000	2,997,030

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
Telecommunications (Continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%(1)	09/20/29		$105,383,250	$105,744,715
Stingray Compute LLC 6.00%(1)	06/15/31		588,000	589,682
T-Mobile USA, Inc. 5.15%	04/15/34		450,000	451,242
Vmed O2 U.K. Financing I PLC (United Kingdom)
4.75%(1)	07/15/31		1,074,000	884,321
6.75%(1)	01/15/33		1,960,000	1,662,335
7.75%(1)	04/15/32		1,475,000	1,334,255

				196,576,047

Transportation — 0.1%
Aurizon Network Pty. Ltd. (Australia)
2.90%(11)	09/02/30	AUD	17,130,000	10,658,112
6.10%(11)	09/12/31	AUD	4,630,000	3,252,731
Pacific National Finance Pty. Ltd. (Australia) 3.70%	09/24/29	AUD	30,680,000	19,718,998

				33,629,841

Trucking & Leasing — 0.0%
SMBC Aviation Capital Finance DAC (Ireland)
5.10%(1)	04/01/30		4,410,000	4,431,344
5.30%(1)	04/03/29		500,000	506,240

				4,937,584

Water — 0.4%
DWR Cymru Financing U.K. PLC
2.38%(11)	03/31/34	GBP	19,917,000	20,270,751
6.25%(11)	09/08/37	GBP	4,144,000	5,501,056
Severn Trent Utilities Finance PLC (United Kingdom) 4.25%(11),(13)	01/29/40	EUR	35,100,000	39,848,924
South West Water Finance PLC (United Kingdom) 6.38%(11)	08/05/41	GBP	6,215,000	8,147,146
Suez SACA (France) 4.00%(11),(13)	06/30/36	EUR	10,000,000	11,324,730
Yorkshire Water Finance PLC (United Kingdom)
2.75%(11)	04/18/41	GBP	200,000	169,519
6.00%(11),(13)	07/22/33	GBP	10,000,000	13,297,046
6.38%(11)	11/18/34	GBP	18,052,000	24,508,415

				123,067,587

Total Corporate Bonds (Cost: $4,491,474,928)				4,364,924,272

MUNICIPAL BONDS — 0.0%
Empire State Development Corp., Revenue Bonds 5.77%	03/15/39		100,000	102,509
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds 5.15%	02/01/36		405,000	409,742

Total Municipal Bonds (Cost: $522,921)				512,251

FOREIGN GOVERNMENT BONDS — 1.8%
Abu Dhabi Government International Bonds 5.50%(1)	04/30/54		24,989,000	24,465,480
Brazil Government International Bonds
6.00%	10/20/33		10,519,000	10,592,528
6.13%	03/15/34		7,531,000	7,576,713
6.63%	03/15/35		12,427,000	12,777,441
Colombia Government International Bonds 7.75%	11/07/36		8,680,000	9,473,526
Guatemala Government Bonds
6.25%(11)	08/15/36		25,291,000	26,443,511
6.60%(11)	06/13/36		5,853,000	6,248,078
Hungary Government International Bonds 2.13%(1)	09/22/31		$7,284,000	6,325,498
Israel Government International Bonds 5.38%	02/19/30		15,340,000	15,539,880
Kuwait International Government Bonds 4.65%(1),(13)	10/09/35		405,000	395,126
Mexico Government International Bonds
3.50%	02/12/34		11,840,000	10,110,768
4.75%	04/27/32		1,884,000	1,811,730
4.88%	05/19/33		6,734,000	6,400,532
5.63%	09/22/35		13,699,000	13,357,347
6.35%	02/09/35		7,168,000	7,337,595
New South Wales Treasury Corp.
4.75%(11)	02/20/37	AUD	64,660,000	42,461,210
5.25%(11)	02/24/38	AUD	47,595,000	32,276,750
5.25%	02/22/39	AUD	8,195,000	5,498,712
Oman Government International Bonds 6.25%(1),(13)	01/25/31		200,000	210,820
Qatar Government International Bonds
4.40%(1)	04/16/50		7,718,000	6,629,916
4.82%(1)	03/14/49		13,524,500	12,399,262
5.10%(1)	04/23/48		7,207,000	6,891,261
Queensland Treasury Corp.
5.00%(11)	07/21/37	AUD	44,360,000	29,554,320
5.25%(11)	08/13/38	AUD	73,000,000	49,189,673
Republic of South Africa Government International Bonds
5.88%	06/22/30		4,438,000	4,550,104
5.88%	04/20/32		8,499,000	8,703,911
Romania Government International Bonds
5.75%(11)	03/24/35		21,718,000	21,023,458
6.63%(11)	05/16/36		23,276,000	23,783,417
Saudi Government International Bonds 4.88%(1),(13)	01/12/36		202,000	198,372
Treasury Corp. of Victoria
2.00%	11/20/37	AUD	69,285,000	33,683,495
5.50%	09/15/39	AUD	5,405,000	3,676,358
Turkiye Government Bonds 36.00%	08/12/26	TRY	3,144,500,700	67,282,360
Western Australian Treasury Corp. 5.00%(11),(13)	10/21/37	AUD	22,020,000	14,800,996

Total Foreign Government Bonds (Cost: $522,206,471)				521,670,148

U.S. TREASURY SECURITIES — 30.1%
U.S. Treasury Bonds
5.00%	05/15/46		888,095,000	895,102,629
5.00%(13)	05/15/56		937,780,000	948,183,497
U.S. Treasury Notes
4.00%	05/31/28		599,309,000	597,623,443
4.13%	06/30/28		1,484,115,000	1,483,419,321
4.13%	05/31/31		1,360,343,000	1,355,613,686
4.13%	06/30/31		1,400,589,000	1,395,719,768
4.25%	05/31/33		121,292,000	120,875,059
4.25%	06/30/33		850,870,000	847,745,716
4.38%(13)	05/15/36		996,993,000	991,930,150

Total U.S. Treasury Securities (Cost: $8,600,201,758)				8,636,213,269

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
BANK LOANS — 2.1%

Advertising — 0.0%
Advantage Sales & Marketing, Inc. 2026 First Out Term Loan 9.93% (3 mo. USD Term SOFR + 6.000%)(2)	04/19/30	$3,655,980	$3,272,102
Research Now Group, Inc. 2024 First Lien First Out Term Loan 8.90% (3 mo. USD Term SOFR + 5.000%)(2)	07/15/28	2,469,358	2,353,619

			5,625,721

Aerospace & Defense — 0.0%
HDI Aerospace Intermediate Holding III Corp. Term Loan B 6.92% (3 mo. USD Term SOFR + 3.250%)(2)	02/11/32	1,949,037	1,956,355

Apparel — 0.0%
ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B 5.89% (1 mo. USD Term SOFR + 2.250%)(2)	12/21/28	3,279,534	3,284,470

Beverages — 0.1%
Arterra Wines Canada, Inc. 2020 Term Loan 7.49% (3 mo. USD Term SOFR + 3.500%)(2)	11/24/27	4,238,175	4,219,633
Celsius Holdings, Inc. 2025 Term Loan B 5.98% (3 mo. USD Term SOFR + 2.250%)(2)	04/01/32	2,755,638	2,775,010
Naked Juice LLC 2025 FLFO Term Loan 9.23% (3 mo. USD Term SOFR + 5.500%)(2)	01/24/29	23,489,795	23,892,528
Naked Juice LLC 2025 FLSO Term Loan 7.08% (3 mo. USD Term SOFR + 3.250%)(2)	01/24/29	1,899,926	1,272,951
Primo Brands Corp. 2026 Term Loan B 6.48% (3 mo. USD Term SOFR + 2.750%)(2)	03/31/31	1,660,282	1,669,770

			33,829,892

Biotechnology — 0.0%
BioMarin Pharmaceutical, Inc. Term Loan B 0.00%(14)	04/27/33	3,138,119	3,141,257

Chemicals — 0.0%
Archroma Finance SARL 2026 USD Term Loan B 9.23% (3 mo. USD Term SOFR + 5.500%)(2)	06/30/30	1,139,170	1,037,533

Commercial Services — 0.1%
Amspec Parent LLC 2026 Term Loan B 6.73% (3 mo. USD Term SOFR + 3.000%)(2)	12/22/31	4,178,899	4,198,226
ASP Dream Acquisition Co. LLC Term Loan B 7.99% (1 mo. USD Term SOFR + 4.250%)(2)	12/15/28	3,057,039	2,885,081
CCRR Parent, Inc. 2026 Term Loan 8.91% (3 mo. USD Term SOFR + 5.250%)(2)	05/27/32	2,815,296	2,023,494
DTI Holdco, Inc. 2025 Term Loan B 7.64% (1 mo. USD Term SOFR + 4.000%)(2)	04/26/29	5,096,775	4,658,452
Element Materials Technology Group U.S. Holdings, Inc. 2022 USD Term Loan 7.23% (3 mo. USD Term SOFR + 3.500%)(2)	07/06/29	1,781,462	1,793,335
Kelso Industries LLC Term Loan 9.42% (3 mo. USD Term SOFR + 5.750%)(2)	12/30/29	6,150,174	6,057,921
Priority Holdings LLC 2025 Term Loan B 7.39% (1 mo. USD Term SOFR + 3.750%)(2),(14)	08/02/32	5,046,086	4,984,272
Secretariat Advisors LLC 2025 Term Loan B 7.73% (3 mo. USD Term SOFR + 4.000%)(2)	02/28/32	1,892,830	1,860,898
TTF Holdings LLC 2024 Term Loan 7.38% (6 mo. USD Term SOFR + 3.750%)(2)	07/18/31	7,574,758	5,609,108

			34,070,787

Computers — 0.0%
McAfee LLC 2024 USD 1st Lien Term Loan B 6.64% (1 mo. USD Term SOFR + 3.000%)(2)	03/01/29	558,804	498,174
Plano HoldCo, Inc. Term Loan B 7.23% (3 mo. USD Term SOFR + 3.500%)(2)	10/02/31	987,500	780,125
Surf Holdings LLC 2025 Incremental Term Loan 7.26% (1 mo. USD Term SOFR + 3.500%)(2)	03/05/27	6,555,725	6,131,668

			7,409,967

Cosmetics/Personal Care — 0.0%
Opal Bidco SAS 2026 USD Term Loan B 6.23% (3 mo. USD Term SOFR + 2.500%)(2)	04/28/32	3,216,554	3,218,275
Perrigo Investments LLC 2024 Term Loan B 0.00%(14)	04/20/29	3,212,546	3,206,522

			6,424,797

Distribution & Wholesale — 0.0%
BCPE Empire Holdings, Inc. 2026 10th Amendment Term Loan 7.14% (1 mo. USD Term SOFR + 3.500%)(2)	12/29/32	5,047,406	4,994,837
Gloves Buyer, Inc. 2025 Term Loan 7.64% (1 mo. USD Term SOFR + 4.000%)(2)	05/21/32	498,747	500,774

			5,495,611

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
Diversified Financial Services — 0.1%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6 5.39% (1 mo. USD Term SOFR + 1.750%)(2)	06/24/30		$21,482,495	$21,511,604
Blackhawk Network Holdings, Inc. 2026 Term Loan B 7.14% (1 mo. USD Term SOFR + 3.500%)(2)	03/12/29		5,335,984	5,320,163
GC Ferry Acquisition I, Inc. Term Loan 7.23% (3 mo. USD Term SOFR + 3.500%)(2)	08/16/32		4,593,109	4,595,130
Guggenheim Partners LLC 2024 Term Loan B 6.23% (3 mo. USD Term SOFR + 2.500%)(2)	11/26/31		4,631,172	4,634,899

				36,061,796

Electric — 0.1%
Alpha Generation LLC Term Loan B 5.39% (1 mo. USD Term SOFR + 1.750%)(2)	09/30/31		7,085,969	7,033,498
Potomac Energy Center LLC 2026 Term Loan B 6.41% (3 mo. USD Term SOFR + 2.750%)(2)	08/05/32		2,044,478	2,048,311
South Field LLC 2025 1st Lien Term Loan B 6.73% (3 mo. USD Term SOFR + 3.000%)(2)	08/29/31		2,108,996	2,113,382
South Field LLC 2025 1st Lien Term Loan C 6.73% (3 mo. USD Term SOFR + 3.000%)(2)	08/29/31		138,243	138,531
Talen Energy Supply LLC 2024-1 Incremental Term Loan 5.39% (1 mo. USD Term SOFR + 1.750%)(2)	12/15/31		2,851,046	2,844,432

				14,178,154

Electrical Components & Equipment — 0.1%
Pelican Products, Inc. 2021 Term Loan 8.24% (3 mo. USD Term SOFR + 4.250%)(2)	12/29/28		11,496,203	11,057,048

Electronics — 0.0%
LSF12 Crown U.S. Commercial Bidco LLC 2026 Term Loan B 6.62% (1 mo. USD Term SOFR + 3.000%)(2)	12/02/31		1,833,519	1,840,239
TCP Sunbelt Acquisition Co. 2024 Term Loan B 7.92% (3 mo. USD Term SOFR + 4.250%)(2)	10/24/31		5,487,991	5,490,268

				7,330,507

Engineering & Construction — 0.0%
Astrion Group LLC 2024 Term Loan 8.73% (3 mo. USD Term SOFR + 5.000%)(2)	08/29/31		1,972,380	1,672,293
ITG Communications LLC Term Loan B 8.39% (1 mo. USD Term SOFR + 4.750%)(2)	07/09/31		3,396,025	3,353,575

				5,025,868

Entertainment — 0.2%
Betclic Everest Group SAS 2026 EUR Term Loan B2 5.23% (3 mo. EURIBOR + 3.000%)(2)	12/10/31	EUR	2,889,185	3,318,616
Caesars Entertainment, Inc. Term Loan B 0.00%(14)	02/06/30		5,000,000	4,850,800
City Football Group Ltd. 2024 Term Loan 6.93% (3 mo. USD Term SOFR + 3.000%)(2)	07/22/30		5,835,808	5,827,784
DK Crown Holdings, Inc. 2025 Term Loan B 5.37% (1 mo. USD Term SOFR + 1.750%)(2)	03/04/32		3,775,661	3,772,508
EOC Borrower LLC Term Loan A 7.39% (1 mo. USD Term SOFR + 3.750%)(2)	03/24/28		687,337	689,058
Flutter Financing BV 2024 Term Loan B 5.48% (3 mo. USD Term SOFR + 1.750%)(2)	11/30/30		4,605,829	4,572,437
Great Canadian Gaming Corp. 2024 Term Loan B 8.43% (3 mo. USD Term SOFR + 4.750%)(2)	11/01/29		4,897,814	4,842,713
GVC Holdings Gibraltar Ltd. 2025 Term Loan B6 (2029) 5.98% (3 mo. USD Term SOFR + 2.250%)(2)	10/31/29		2,384,384	2,384,384
Pioneer Opco LLC Term Loan B 6.89% (1 mo. USD Term SOFR + 3.250%)(2)	05/16/33		1,956,660	1,966,620
Showtime Acquisition LLC 2024 1st Lien Term Loan 8.39% (3 mo. USD Term SOFR + 4.750%)(2)	08/16/31		5,648,611	5,616,865
TKO Worldwide Holdings LLC 2026 Term Loan B 5.41% (3 mo. USD Term SOFR + 1.750%)(2)	11/21/31		3,694,000	3,686,575

				41,528,360

Environmental Control — 0.0%
Action Environmental Group, Inc. 2023 Term Loan B 6.73% (3 mo. USD Term SOFR + 3.000%)(2)	10/24/30		2,206,539	2,184,474
Heritage Environmental Services, Inc. 2026 Term Loan B 6.64% (1 mo. USD Term SOFR + 3.000%)(2)	04/01/33		2,132,691	2,146,020

				4,330,494

Food — 0.1%
BCPE North Star U.S. HoldCo 2, Inc. Term Loan 7.76% (1 mo. USD Term SOFR + 4.000%)(2)	06/09/28		4,768,780	4,792,123

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
Food (Continued)
C&S Wholesale Grocers, Inc. Term Loan B 8.73% (3 mo. USD Term SOFR + 5.000%)(2)	09/20/30		$6,680,643	$6,455,171
United Natural Foods, Inc. 2026 Term Loan B 7.64% (1 mo. USD Term SOFR + 4.000%)(2)	05/01/31		6,238,799	6,301,187

				17,548,481

Health Care-Products — 0.1%
Hologic, Inc. 2026 USD Term Loan B 5.99% (3 mo. USD Term SOFR + 2.250%)(2)	04/07/33		9,700,000	9,504,011
Medline Borrower LP 2026 Term Loan B 0.00%(14)	05/30/33		4,389,000	4,366,309
Neogen Food Safety Corp. Refinancing Term Loan A 0.00%(14)	04/04/30		9,495,554	9,400,599
QuidelOrtho Corp. Term Loan 7.64% (1 mo. USD Term SOFR + 4.000%)(2)	08/20/32		1,378,989	1,359,683
QuidelOrtho Corp. Term Loan A 6.14% (1 mo. USD Term SOFR + 2.500%)(2)	08/21/30		4,442,170	4,347,774

				28,978,376

Health Care-Services — 0.2%
ADMI Corp. 2021 Incremental Term Loan B3 7.51% (1 mo. USD Term SOFR + 3.750%)(2)	12/23/27		3,306,297	2,973,949
ADMI Corp. 2021 Term Loan B2 7.13% (1 mo. USD Term SOFR + 3.375%)(2)	12/23/27		4,968,148	4,465,123
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B 7.91% (3 mo. USD Term SOFR + 4.250%)(2)	03/30/29		6,800,096	6,645,904
Heartland Dental LLC 2025 Term Loan 7.14% (1 mo. USD Term SOFR + 3.500%)(2)	08/25/32		5,635,712	5,646,279
IQVIA, Inc. 2025 Incremental Term Loan B5 5.48% (3 mo. USD Term SOFR + 1.750%)(2)	01/02/31		6,172,590	6,193,824
ModivCare Buyer LLC Takeback Term Loan 8.73% (3 mo. USD Term SOFR + 5.000%)(2)	12/30/32		9,885,324	8,435,443
Pediatric Associates Holding Co. LLC 2026 Term Loan B 8.67% (1 mo. USD Term SOFR + 5.000%)(2)	12/29/31		4,558,770	4,566,110
Star Parent, Inc. Term Loan B 7.73% (3 mo. USD Term SOFR + 4.000%)(2)	09/27/30		1,610,841	1,614,828

				40,541,460

Household Products/Wares — 0.0%
Lavender Dutch BorrowerCo BV USD Term Loan 6.98% (3 mo. USD Term SOFR + 3.250%)(2)	12/30/32		3,951,321	3,930,339

Insurance — 0.0%
AmWINS Group, Inc. 2026 Term Loan B 0.00%(14)	01/30/32		3,000,000	2,941,635

Internet — 0.1%
Arches Buyer, Inc. 2021 Term Loan B 6.99% (1 mo. USD Term SOFR + 3.250%)(2)	12/06/27		654,833	654,014
Barracuda Networks, Inc. 2022 Term Loan 8.16% (3 mo. USD Term SOFR + 4.500%)(2)	08/15/29		4,774,870	3,276,755
Delivery Hero SE 2024 USD Term Loan B 8.64% (3 mo. USD Term SOFR + 5.000%)(2)	12/12/29		8,030,231	8,082,949
MH Sub I LLC 2023 Term Loan 7.89% (1 mo. USD Term SOFR + 4.250%)(2)	05/03/28		1,454,973	1,417,987
MH Sub I LLC 2024 Term Loan B 4 7.89% (1 mo. USD Term SOFR + 4.250%)(2)	12/31/31		1,770,701	1,539,181
PUG LLC 2024 Extended Term Loan B 8.39% (1 mo. USD Term SOFR + 4.750%)(2)	03/15/30		1,805,302	1,819,401
TripAdvisor, Inc. Term Loan 6.39% (1 mo. USD Term SOFR + 2.750%)(2)	07/08/31		401,374	384,818

				17,175,105

Lodging — 0.1%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4 5.40% (1 mo. USD Term SOFR + 1.750%)(2)	11/08/30		16,429,504	16,482,242
Station Casinos LLC 2024 Term Loan B 5.64% (1 mo. USD Term SOFR + 2.000%)(2)	03/14/31		1,826,133	1,827,749

				18,309,991

Machinery-Construction & Mining — 0.0%
SGB-SMIT MidCo GmbH EUR Term Loan B 5.93% (1 mo. EURIBOR + 3.750%)(2)	03/10/33	EUR	3,992,966	4,614,393
WEC U.S. Holdings Ltd. 2024 Term Loan 5.62% (1 mo. USD Term SOFR + 2.000%)(2)	01/27/31		3,189,166	3,190,155

				7,804,548

Machinery-Diversified — 0.0%
LSF12 Helix Parent LLC Term Loan B 0.00%(2)	02/10/33		4,538,620	4,462,031

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
Media — 0.1%
Charter Communications Operating LLC 2023 Term Loan B4 5.69% (3 mo. USD Term SOFR + 2.000%)(2)	12/07/30		$2,503,581	$2,478,394
Charter Communications Operating LLC 2024 Term Loan B5 5.94% (3 mo. USD Term SOFR + 2.250%)(2)	12/15/31		15,296,750	15,104,623
Discovery Global Holdings, Inc. 2026 USD Term Loan B 6.14% (1 mo. USD Term SOFR + 2.500%)(2)	06/03/33		2,790,799	2,795,041
Virgin Media Bristol LLC 2023 USD Term Loan Y 6.97% (6 mo. USD Term SOFR + 3.175%)(2)	03/31/31		6,282,663	5,592,449

				25,970,507

Miscellaneous Manufacturers — 0.0%
Cleanova U.S. Holdings LLC 2025 Term Loan B 8.41% (3 mo. USD Term SOFR + 4.750%)(2)	06/14/32		4,810,827	4,750,716

Office/Business Equipment — 0.0%
Xerox Holdings Corp. 2023 Non-CoOp Term Loan 7.63% (6 mo. USD Term SOFR + 4.000%)(2)	11/19/29		10,876,692	8,674,162

Packaging & Containers — 0.0%
Balcan Innovations, Inc. Term Loan B 8.41% (3 mo. USD Term SOFR + 4.750%)(2)	10/20/31		3,533,389	2,900,029
Clydesdale Acquisition Holdings, Inc. Term Loan B 6.82% (1 mo. USD Term SOFR + 3.175%)(2)	04/13/29		3,889,362	3,826,899
LSF12 Pillar Investments SARL Term Loan B 0.00%(14)	04/30/33	EUR	3,211,498	3,686,778

				10,413,706

Pharmaceuticals — 0.0%
Jazz Financing Lux SARL 2024 1st Lien Term Loan B2 5.89% (1 mo. USD Term SOFR + 2.250%)(2)	05/05/28		3,812,931	3,827,744

Pipelines — 0.0%
Venture Global Calcasieu Pass LLC 2026 Term Loan B 6.95% (6 mo. USD Term SOFR + 3.250%)(2)	04/11/33		1,000,000	1,004,100

REIT — 0.3%
Healthpeak Properties, Inc. 2024 Term Loan A3 4.47% (3 mo. USD Term SOFR + 0.850%)(2)	03/01/29		27,796,272	27,309,837
Healthpeak Properties, Inc. Term Loan A1 4.48% (1 mo. USD Term SOFR + 0.840%)(2)	08/20/27		13,772,696	13,634,970
Healthpeak Properties, Inc. Term Loan A2 4.48% (1 mo. USD Term SOFR + 0.840%)(2)	02/22/27		13,772,696	13,634,969
Invitation Homes Operating Partnership LP 2024 Term Loan 4.49% (1 mo. USD Term SOFR + 0.850%)(2)	09/09/28		36,581,794	36,033,067

				90,612,843

Retail — 0.2%
BW Gas & Convenience Holdings LLC 2021 Term Loan B 7.26% (1 mo. USD Term SOFR + 3.500%)(2)	03/31/28		1,492,167	1,497,763
Dave & Buster’s, Inc. 2024 1st Lien Term Loan B 6.92% (3 mo. USD Term SOFR + 3.250%)(2)	11/01/31		2,724,806	2,227,529
KFC Holding Co. 2021 Term Loan B 5.50% (1 mo. USD Term SOFR + 1.750%)(2)	03/15/28		8,385,674	8,431,963
Michaels Cos., Inc. 2026 Term Loan B 8.73% (3 mo. USD Term SOFR + 5.000%)(2)	03/15/33		3,522,369	3,512,242
Peer Holding III BV 2025 USD Term Loan B 5.98% (3 mo. USD Term SOFR + 2.250%)(2)	10/14/32		8,411,574	8,428,229
Peer Holding III BV 2025 USD Term Loan B5B 6.23% (3 mo. USD Term SOFR + 2.500%)(2)	07/01/31		3,854,491	3,867,018
Raising Cane’s Restaurants LLC 2025 Term Loan B 5.64% (1 mo. USD Term SOFR + 2.000%)(2)	11/03/32		4,941,374	4,926,451
Splat Super Holdco LLC 2025 Term Loan 8.64% (1 mo. USD Term SOFR + 5.000%)(2)	07/02/32		2,493,955	2,341,200
Thermostat Purchaser III, Inc. 2024 Term Loan B 7.98% (3 mo. USD Term SOFR + 4.250%)(2)	08/31/28		4,218,963	4,177,829

				39,410,224

Software — 0.2%
Cast & Crew Payroll LLC 2021 Incremental Term Loan 7.41% (3 mo. USD Term SOFR + 3.750%)(2)	12/29/28		8,511,795	3,340,879
Cloud Software Group, Inc. 2025 Term Loan B (2031) 6.98% (3 mo. USD Term SOFR + 3.250%)(2)	03/21/31		4,997,624	4,397,909
Cloudera, Inc. 2021 Term Loan 7.49% (1 mo. USD Term SOFR + 3.750%)(2)	10/08/28		5,180,127	4,043,271
Darktrace PLC 1st Lien Term Loan 6.93% (3 mo. USD Term SOFR + 3.250%)(2)	10/09/31		9,997,111	9,174,848
Electronic Arts, Inc. Term Loan B 0.00%(14)	03/24/33		1,110,370	1,114,356
Planview Parent, Inc. 2024 1st Lien Term Loan 7.23% (3 mo. USD Term SOFR + 3.500%)(2)	12/17/27		11,647,343	10,071,691

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value

Software (Continued)
Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B 6.98% (3 mo. USD Term SOFR + 3.250%)(2)	10/26/30		$10,265,611	$7,499,029
Quartz Acquireco LLC 2025 Term Loan B 5.98% (3 mo. USD Term SOFR + 2.250%)(2)	06/28/30		5,026,979	4,216,379
Renaissance Holding Corp. 2024 1st Lien Term Loan 7.66% (3 mo. USD Term SOFR + 4.000%)(2)	04/05/30		9,130,811	7,278,991

				51,137,353

Telecommunications — 0.0%
Altice Financing SA 2022 USD Term Loan 8.67% (3 mo. USD Term SOFR + 5.000%)(2)	10/31/27		3,074,650	2,316,241
GOGO Intermediate Holdings LLC Term Loan B 7.51% (1 mo. USD Term SOFR + 3.750%)(2)	04/30/28		4,126,711	3,821,087
Zayo Group Holdings, Inc. 2025 USD Term Loan 6.76% (1 mo. USD Term SOFR + 3.000%)(2)	03/11/30		1,583,509	1,585,093

				7,722,421

Transportation — 0.0%
Kenan Advantage Group, Inc. 2024 Term Loan B4 6.89% (1 mo. USD Term SOFR + 3.250%)(2)	01/25/29		2,591,669	2,600,300

Total Bank Loans (Cost: $616,967,730)				609,604,659

Total Fixed Income Securities (Cost: $31,466,703,228)				30,325,164,050

CONVERTIBLE SECURITIES — 0.1%

CONVERTIBLE CORPORATE BONDS — 0.1%

Beverages — 0.1%
Davide Campari-Milano NV (Italy) 2.38%(11)	01/17/29	EUR	14,300,000	15,932,287

Commercial Services — 0.0%
Worldline SA (France) 0.00%(5),(11)	07/30/26	EUR	6,342,326	7,448,994

Engineering & Construction — 0.0%
Cellnex Telecom SA 0.75%(11)	11/20/31	EUR	2,400,000	2,492,357

Total Convertible Corporate Bonds (Cost: $23,728,599)				25,873,638

Total Convertible Securities (Cost: $23,728,599)				25,873,638

Security		Shares		Value
COMMON STOCK — 0.1%

Health Care-Services — 0.1%
ModivCare, Inc.(15)			1,934,234	11,968,073

Packaging & Containers — 0.0%
Ardagh Holdings SA(15)			1,815,919	11,803,473

Total Common Stock (Cost: $55,072,415)				23,771,546

INVESTMENT COMPANIES — 0.8%
TCW Private Asset Income Fund(16)			23,229,843	232,066,128

Total Investment Companies (Cost: $232,285,277)				232,066,128

MONEY MARKET INVESTMENTS — 7.8%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.58%(13),(17)			71,779,025	71,779,025
TCW Central Cash Fund, 3.64%(16),(17)			2,169,501,839	2,169,501,839

Total Money Market Investments (Cost: $2,241,280,864)				2,241,280,864

PURCHASED OPTIONS(18) (0.0%) (Cost: $8,355,282)				7,043,296

SHORT-TERM INVESTMENTS — 0.1%

Issues	Maturity Date	Principal Amount		Value
SHORT-TERM INVESTMENT — 0.1%
Egypt Treasury Bills 0.00%(5)	11/10/26	EGP	1,374,400,000	25,888,218

Total Short-Term Investment (Cost: $23,938,149)				25,888,218

Total Investments (114.6%) (Cost: $34,051,363,814)				32,881,087,740

Net unrealized appreciation/depreciation on Unfunded Commitments(19) (0.0%)				(10,085)
Liabilities In Excess Of Other Assets (-14.6%)				(4,178,626,512)

Net Assets (100.0%)				$28,702,451,143

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Market Value	Net Unrealized Appreciation (Depreciation)

Long Futures
941	U.S. Long Bond Futures	09/21/26	103,129,601	$106,803,500	$3,673,899
180	10-Year U.S. Treasury Note Futures	09/21/26	19,915,367	20,244,375	329,008
7,612	U.S. Ultra Long Bond Futures	09/21/26	854,557,055	884,181,375	29,624,320
21,885	2-Year U.S. Treasury Note Futures	09/30/26	4,512,262,154	4,511,216,591	(1,045,563)
9,526	5-Year U.S. Treasury Note Futures	09/30/26	1,017,464,369	1,019,728,531	2,264,162

			$6,507,328,546	$6,542,174,372	$34,845,826

Short Futures
4,071	10-Year Australian Bond Futures	09/15/26	(305,407,835)	$(309,728,050)	$(4,320,215)
3,195	3-Year Australian Bond Futures	09/15/26	(230,567,389)	(231,518,425)	(951,036)
430	30-Year Euro-Buxl Futures	09/08/26	(53,202,417)	(54,677,869)	(1,475,452)
278	Euro Schatz Futures	09/08/26	(33,573,514)	(33,678,054)	(104,540)
781	Euro-Bobl Futures	09/08/26	(102,342,754)	(103,024,806)	(682,052)
2,483	Euro-Bund Futures	09/08/26	(356,983,852)	(361,494,590)	(4,510,738)
616	Long Gilt Futures	09/28/26	(71,355,288)	(72,936,804)	(1,581,516)

			$(1,153,433,049)	$(1,167,058,598)	$(13,625,549)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(20)
JP Morgan Chase Bank	EUR	700,000	07/07/26	797,537	800,472	2,935
JP Morgan Chase Bank	EUR	33,124,200	09/11/26	37,791,984	37,982,729	190,745
JP Morgan Chase Bank	GBP	180,266,354	09/11/26	238,017,474	239,255,926	1,238,452

				$276,606,995	$278,039,127	$1,432,132

SELL(21)
Goldman Sachs & Co.	AUD	533,131,158	09/11/26	367,045,875	368,886,440	(1,840,565)
JP Morgan Chase Bank(13)	EUR	8,070,512	09/11/26	9,198,965	9,254,263	(55,298)
Citibank N.A.(13)	EUR	571,231,209	09/11/26	652,448,020	655,017,179	(2,569,159)
Citibank N.A.	GBP	267,820,421	09/11/26	353,328,444	355,460,803	(2,132,359)

				$1,382,021,304	$1,388,618,685	$(6,597,381)

CENTRALLY CLEARED - INTEREST RATE SWAP AGREEMENTS

Notional Amount		Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
GBP	58,253,559	06/26/28	Annual	12 -Month SONIA	Annual	4.000%	$(22,924)	$371	$(22,553)
GBP	1,066,503,912	06/26/28	Annual	12 -Month SONIA	Annual	4.000%	(445,240)	32,334	(412,906)

							$(468,164)	$32,705	$(435,459)

SWAPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Purchased Swaptions — OTC
2-Year Interest Rate Swap	Bank Of America N A	4.21	08/18/26	1,585,180,000	1,585,180,000	1,800,447	3,245,444	(1,444,997)
2-Year Interest Rate Swap	Bank Of America N A	4.31	09/08/26	1,585,180,000	1,585,180,000	1,754,953	3,122,848	(1,367,895)
5-Year Interest Rate Swap	Barclays Capital	4.06	10/19/26	662,330,000	662,330,000	3,487,896	1,986,990	1,500,906

Total Swaptions						$7,043,296	$8,355,282	$(1,311,986)

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Written Swaptions — OTC
2-Year Interest Rate Swap	JP Morgan Chase Bank	3.60	07/15/26	$(1,155,495,000)	(1,155,495,000)	$(7,208)	(940,769)	933,561
2-Year Interest Rate Swap	JP Morgan Chase Bank	4.60	07/15/26	(1,155,495,000)	(1,155,495,000)	(58,278)	(2,038,333)	1,980,055
2-Year Interest Rate Swap	Bank Of America N A	3.33	12/07/26	(3,170,360,000)	(3,170,360,000)	(3,381,823)	(3,568,969)	187,146

						$(3,447,309)	$(6,548,071)	$3,100,762

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
AUD	Australian Dollar.
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
GBP	British Pound Sterling.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
MTA	Monthly Treasury Average.
PAC	Planned Amortization Class.
PIK	Payment In Kind.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TAC	Target Amortization Class.
TBA	To Be Announced.
TRY	Turkish New Lira.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At June 30, 2026, the value of these securities amounted to $5,053,230,411 or 17.6% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at June 30, 2026.
(3)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(4)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(5)	Security is not accruing interest.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(7)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(8)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(9)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(10)	Restricted security (Note 4).
(11)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At June 30, 2026, the value of these securities amounted to $914,568,926 or 3.2% of net assets.
(12)	Perpetual maturity.
(13)	All or a portion of this security is owned by TCW MetWest Cayman Total Return Fund, Ltd.
(14)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(15)	Non-income producing security.
(16)	Affiliated issuer.
(17)	Rate disclosed is the 7-day net yield as of June 30, 2026.
(18)	See options table for description of purchased options.
(19)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(20)	Fund buys foreign currency, sells USD.
(21)	Fund sells foreign currency, buys USD.

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Continued)	June 30, 2026

The summary of the TCW MetWest Total Return Bond Fund transactions in the affiliated funds for the period ended June 30, 2026 is as follows:

Name of Affiliated Fund	Value at March 31, 2026	Purchases at Cost	Proceeds from Sales	Number of Shares Held June 30, 2026	Value at June 30, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$4,057,401,839	$7,854,200,000	$9,742,100,000	2,169,501,839	$2,169,501,839	$27,994,366	$—	$—	$—
TCW Private Asset Income Fund—I Class	214,520,519	17,478,023	383,706	23,229,843	232,066,128	4,798,248	—	—	451,292

Total					$2,401,567,967	$32,792,614	$—	$—	$451,292

TCW MetWest Total Return Bond Fund

Fair Valuation Summary (Unaudited)	June 30, 2026

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities—Agency	$—	$10,296,054,372	$—	$10,296,054,372
U.S. Treasury Securities	—	8,636,213,269	—	8,636,213,269
Corporate Bonds	—	4,258,824,902	106,099,370	4,364,924,272
Residential Mortgage-Backed Securities—Non-Agency	—	2,672,078,979	—	2,672,078,979
Asset-Backed Securities	—	1,853,954,746	55,982,473	1,909,937,219
Commercial Mortgage-Backed Securities—Non-Agency	—	1,086,963,047	—	1,086,963,047
Bank Loans	—	609,604,659	—	609,604,659
Foreign Government Bonds	—	521,670,148	—	521,670,148
Commercial Mortgage-Backed Securities—Agency	—	227,205,834	—	227,205,834
Municipal Bonds	—	512,251	—	512,251

Total Fixed Income Securities	—	30,163,082,207	162,081,843	30,325,164,050

Convertible Securities
Convertible Corporate Bonds	—	25,873,638	—	25,873,638
Equity Securities
Money Market Investments	2,241,280,864	—	—	2,241,280,864
Investment Companies	—	232,066,128	—	232,066,128
Common Stock	—	23,771,546	—	23,771,546

Total Equity Securities	2,241,280,864	255,837,674	—	2,497,118,538

Short -Term Investments
Short-Term Investment	—	25,888,218	—	25,888,218
Swaptions
Purchased Swaptions—OTC	—	7,043,296	—	7,043,296
Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	—	(10,085)	—	(10,085)

Total Investments	$2,241,280,864	$30,477,714,948	$162,081,843	$32,881,077,655

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	1,432,132	—	1,432,132
Futures Contracts
Interest Rate Risk	35,891,389	—	—	35,891,389

Total	$2,277,172,253	$30,479,147,080	$162,081,843	$32,918,401,176

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(14,671,112)	$—	$—	$(14,671,112)
Forward Currency Contracts
Foreign Currency Risk	—	(6,597,381)	—	(6,597,381)
Swap Agreements
Interest Rate Risk	—	(435,459)	—	(435,459)
Written Swaptions
Interest Rate Risk	—	(3,447,309)	—	(3,447,309)

Total	$(14,671,112)	$(10,480,149)	$—	$(25,151,261)

TCW MetWest Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 104.6% of Net Assets
ASSET-BACKED SECURITIES — 15.2%
522 Funding CLO Ltd. Series 2020-6A, Class A1R2 4.87% (3 mo. USD Term SOFR + 1.200%)(1),(2)	10/23/34	$190,000	$190,150
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.94%(1)	08/15/46	240,000	239,224
Bain Capital Credit CLO Ltd. Class A1RR 4.68% (3 mo. USD Term SOFR + 1.000%)(1),(2)	10/20/34	125,000	125,059
Bain Capital Credit CLO Ltd. Class ARR 4.83% (3 mo. USD Term SOFR + 1.150%)(1),(2)	04/20/34	200,000	200,068
Bain Capital Credit CLO Ltd. Series 2021-6A, Class A1R 4.76% (3 mo. USD Term SOFR + 1.090%)(1),(2)	10/21/34	150,000	150,108
Barings CLO Ltd. Series 2021-3A, Class AR 4.81% (3 mo. USD Term SOFR + 1.130%)(1),(2)	01/18/35	200,000	200,147
CARS-DB4 LP Series 2020-1A, Class A5 3.48%(1)	02/15/50	126,723	125,311
CARS-DB5 LP Class A1 1.44%(1)	08/15/51	91,931	91,561
Diamond Infrastructure Funding LLC Series 2021-1A, Class A 1.76%(1)	04/15/49	130,000	127,980
Dryden 40 Senior Loan Fund Series 2015-40A, Class AR2 4.80% (3 mo. USD Term SOFR + 1.150%)(1),(2)	08/15/31	39,825	39,858
Dryden 86 CLO Ltd. Series 2020-86A, Class A1R2 4.81% (3 mo. USD Term SOFR + 1.130%)(1),(2)	07/17/34	200,000	200,210
Global SC Finance VII SRL Series 2020-1A, Class A 2.17%(1)	10/17/40	63,902	61,388
Hotwire Funding LLC Series 2024-1A, Class A2 5.89%(1)	06/20/54	60,000	60,591
HPS Loan Management Ltd. Series 2021-16A, Class A1R 4.78% (3 mo. USD Term SOFR + 1.110%)(1),(2)	01/23/35	250,000	250,075
HTS Fund II LLC Series 2025-1, Class A 5.35%(1)	06/23/45	100,000	99,979
JG Wentworth XXII LLC Series 2010-3A, Class A 3.82%(1)	12/15/48	165,206	164,531
Laurel Road Prime Student Loan Trust Series 2019-A, Class BFX 3.00%(1)	10/25/48	45,938	45,620
LCM 37 Ltd. Series 37A, Class A1R 4.73% (3 mo. USD Term SOFR + 1.060%)(1),(2)	04/15/34	90,127	90,149
Navient Private Education Refi Loan Trust Series 2021-CA, Class A 1.06%(1)	10/15/69	201,181	182,574
Navient Private Education Refi Loan Trust Series 2021-FA, Class A 1.11%(1)	02/18/70	141,309	124,828
Neuberger Berman Loan Advisers CLO 45Ltd. Series 2021-45A, Class AR 4.73% (3 mo. USD Term SOFR + 1.060%)(1),(2)	10/14/36	200,000	200,169
Octagon 64 Ltd. Series 2022-1A, Class A1R 4.93% (3 mo. USD Term SOFR + 1.260%)(1),(2)	07/21/35	100,000	100,047
Octagon Investment Partners 41 Ltd. Series 2019-2A, Class A1R2 4.76% (3 mo. USD Term SOFR + 1.090%)(1),(2)	10/15/33	200,000	200,134
Oxford Finance Funding LLC Series 2022-1A, Class A2 3.60%(1)	02/15/30	114,444	111,585
Rockford Tower CLO Ltd. Series 2019-1A, Class AR2 4.78% (3 mo. USD Term SOFR + 1.100%)(1),(2)	04/20/34	200,000	200,051
Store Master Funding I-VII & XIV Series 2019-1, Class A3 3.32%(1)	11/20/49	149,898	148,697
Symphony CLO XX Ltd. Class AR2 4.78% (3 mo. USD Term SOFR + 1.100%)(1),(2)	01/16/32	27,379	27,420
Symphony CLO XXIV Ltd. Series 2020-24A, Class A1R 4.80% (3 mo. USD Term SOFR + 1.130%)(1),(2)	10/23/35	215,000	215,078
Vantage Data Centers Issuer LLC Series 2021-1A, Class A2 2.17%(1)	10/15/46	200,000	198,515
VB-S1 Issuer LLC Series 2022-1A, Class C2I 3.16%(1)	02/15/52	90,000	88,213

Total Asset-backed Securities (Cost: $4,230,216)			4,259,320

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 21.4%
Federal Home Loan Mortgage Corp., Pool #SD8286 4.00%	01/01/53	141,480	132,823
Federal Home Loan Mortgage Corp. REMICS Series 2368, Class AF (PAC) 4.66% (30 day USD SOFR Average + 1.064%)(2)	10/15/31	19,415	19,604
Federal Home Loan Mortgage Corp. REMICS Series 2733, Class FB (PAC) 4.31% (30 day USD SOFR Average + 0.714%)(2)	10/15/33	149,359	150,202
Federal Home Loan Mortgage Corp. REMICS Series 3085, Class FW 4.41% (30 day USD SOFR Average + 0.814%)(2)	08/15/35	121,276	121,412
Federal Home Loan Mortgage Corp. REMICS Series 3300, Class FA 4.01% (30 day USD SOFR Average + 0.414%)(2)	08/15/35	112,868	111,333
Federal Home Loan Mortgage Corp. REMICS Series 3895, Class BF 4.21% (30 day USD SOFR Average + 0.614%)(2)	07/15/41	71,343	70,958

TCW MetWest Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Federal Home Loan Mortgage Corp. STRIPS Series 263, Class F5 4.21% (30 day USD SOFR Average + 0.614%)(2)	06/15/42	$108,580	$108,391
Federal National Mortgage Association, Pool #MA4626 4.00%	06/01/52	92,261	86,803
Federal National Mortgage Association, Pool #MA4805 4.50%	11/01/52	422,145	408,004
Federal National Mortgage Association, Pool #MA5009 5.00%	05/01/53	185,171	183,007
Federal National Mortgage Association, Pool #254548 5.50%	12/01/32	23,380	23,731
Federal National Mortgage Association, Pool #555424 5.50%	05/01/33	16,822	17,125
Federal National Mortgage Association, Pool #AL0851 6.00%	10/01/40	21,304	22,266
Federal National Mortgage Association, Pool #555098 6.20% (1 yr. USD RFUCCT + 1.639%)(2)	11/01/32	63	64
Federal National Mortgage Association, Pool #762525 6.50%	11/01/33	5,800	6,052
Federal National Mortgage Association, Pool #AE0443 6.50%	10/01/39	25,349	26,824
Federal National Mortgage Association, Pool #655133 7.00%	08/01/32	3,462	3,668
Federal National Mortgage Association, Pool #655151 7.00%	08/01/32	1,597	1,604
Federal National Mortgage Association REMICS Series 2001-42, Class SB (I/F) 8.50% (-30 day USD SOFR Average + 126.168%)(2)	09/25/31	207	217
Federal National Mortgage Association REMICS Series 2001-60, Class OF 4.69% (30 day USD SOFR Average + 1.064%)(2)	10/25/31	20,693	20,894
Federal National Mortgage Association REMICS Series 2002-30, Class FB 4.74% (30 day USD SOFR Average + 1.114%)(2)	08/25/31	13,043	13,133
Federal National Mortgage Association REMICS Series 2003-124, Class TS (I/F) 9.80% (-30 day USD SOFR Average + 99.197%)(2)	01/25/34	3,740	4,059
Federal National Mortgage Association REMICS Series 2004-96, Class MT (I/F) (TAC) 7.00% (-30 day USD SOFR Average + 123.122%)(2)	12/25/34	10,049	10,738
Federal National Mortgage Association REMICS Series 2007-68, Class SC (I/O) (I/F) 2.96% (-30 day USD SOFR Average + 6.586%)(2)	07/25/37	32,591	3,383
Federal National Mortgage Association REMICS Series 2010-26, Class S (I/O) (I/F) 2.49% (-30 day USD SOFR Average + 6.116%)(2)	11/25/36	109,306	8,967
Federal National Mortgage Association REMICS Series 2019-79, Class FA 4.24% (30 day USD SOFR Average + 0.614%)(2)	01/25/50	75,604	74,745
Federal National Mortgage Association REMICS Series 2024-73, Class FB 4.83% (30 day USD SOFR Average + 1.200%)(2)	10/25/54	333,392	335,069
Government National Mortgage Association, Pool #80546 5.13% (1 yr. CMT + 1.500%)(2)	10/20/31	46	47
Government National Mortgage Association, Pool #80614 5.38% (1 yr. CMT + 1.500%)(2)	07/20/32	34	34
Government National Mortgage Association, Pool #MA0331 5.38% (1 yr. CMT + 1.500%)(2)	08/20/42	699	717
Government National Mortgage Association REMICS Series 2004-2, Class FW 5.13% (1 mo. USD Term SOFR + 1.514%)(2)	01/16/34	150,638	152,940
Government National Mortgage Association REMICS Series 2011-70, Class IL (I/O) (I/F) 0.60% (-1 mo. USD Term SOFR + 6.986%)(2)	06/16/37	668,304	13,191
Government National Mortgage Association REMICS Series 2023-113, Class FD 4.96% (30 day USD SOFR Average + 1.350%)(2)	08/20/53	271,723	274,654
Government National Mortgage Association REMICS Series 2024-144, Class FD 4.76% (30 day USD SOFR Average + 1.150%)(2)	09/20/54	386,599	388,842
Government National Mortgage Association REMICS Series 2024-148, Class AF 4.79% (30 day USD SOFR Average + 1.180%)(2)	09/20/54	370,438	373,003
Government National Mortgage Association, TBA 4.00%(3)	06/01/55	650,000	604,007
Uniform Mortgage-Backed Security, TBA 3.50%(3)	02/01/37	225,000	214,361
3.50%(3)	12/01/51	125,000	113,482
4.00%(3)	08/01/37	250,000	242,839
4.00%(3)	06/01/55	75,000	70,097
4.50%(3)	06/01/40	275,000	271,679
4.50%(3)	02/01/56	175,000	167,722
5.00%(3)	02/01/40	325,000	326,344
5.00%(3)	01/01/56	650,000	638,650
5.50%(3)	02/01/56	200,000	200,656

Total Residential Mortgage-backed Securities — Agency (Cost: $6,056,988)			6,018,341

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 4.8%
ALA Trust Series 2025-OANA, Class A 5.37% (1 mo. USD Term SOFR + 1.743%)(1),(2)	06/15/40	140,000	140,814

TCW MetWest Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
BX Commercial Mortgage Trust Series 2021-21M, Class A 4.47% (1 mo. USD Term SOFR + 0.844%)(1),(2)	10/15/36	$26,360	$26,362
CGMS Commercial Mortgage Trust Series 2017-B1, Class AS 3.71%(4)	08/15/50	87,000	85,393
Great Wolf Trust Series 2024-WOLF, Class A 5.17% (1 mo. USD Term SOFR + 1.542%)(1),(2)	03/15/39	152,000	152,473
GWT Trust Series 2024-WLF2, Class A 5.32% (1 mo. USD Term SOFR + 1.691%)(1),(2)	05/15/41	100,000	100,362
HILT Commercial Mortgage Trust Series 2024-ORL, Class A 5.17% (1 mo. USD Term SOFR + 1.541%)(1),(2)	05/15/37	100,000	100,194
Hilton USA Trust Series 2016-HHV, Class A 3.72%(1)	11/05/38	103,000	102,653
NYCT Trust Series 2024-3ELV, Class A 5.62% (1 mo. USD Term SOFR + 1.991%)(1),(2)	08/15/29	200,000	200,342
NYO Commercial Mortgage Trust Series 2021-1290, Class A 4.84% (1 mo. USD Term SOFR + 1.209%)(1),(2)	11/15/38	140,000	139,989
PGA Trust Series 2024-RSR2, Class A 5.52% (1 mo. USD Term SOFR + 1.891%)(1),(2)	06/15/39	173,000	173,173
SREIT Trust Series 2021-MFP2, Class B 4.91% (1 mo. USD Term SOFR + 1.286%)(1),(2)	11/15/36	115,000	114,979

Total Commercial Mortgage-backed Securities — Non-agency (Cost: $1,331,092)			1,336,734

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Class APT1 6.90%(4)	04/25/46	12,593	12,604
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q004, Class AFL 4.48% (1 yr. MTA + 0.740%)(2)	05/25/44	55,830	55,815
Government National Mortgage Association Series 2008-92, Class E 5.56%(4)	03/16/44	50	50
Government National Mortgage Association Series 2012-135 (I/O) 0.35%(4)	01/16/53	1,229,648	16,562
Government National Mortgage Association Series 2014-157, Class C 3.15%(4)	10/16/54	184,200	181,171

Total Commercial Mortgage-backed Securities — Agency (Cost: $319,383)			266,202

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 1.6%
Aames Mortgage Trust Series 2002-1, Class A3 7.40%	06/25/32	5,763	5,592
Adjustable Rate Mortgage Trust Series 2005-1, Class 1A1 5.49%(4)	05/25/35	9,888	9,871
Banc of America Funding Trust Series 2003-2, Class 1A1 6.50%	06/25/32	2,129	2,153
Chase Home Lending Mortgage Trust Series 2024-8, Class A6A 5.50%(1),(4)	08/25/55	2,455	2,449
Citigroup Mortgage Loan Trust, Inc. Series 2007-AMC4, Class A2D 4.30% (1 mo. USD Term SOFR + 0.654%)(2)	05/25/37	37,346	37,265
Countrywide Alternative Loan Trust Series 2004-J6, Class 2A1 6.50%	11/25/31	9,144	9,307
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-AR31, Class 4A2 6.75%(4)	11/25/32	11,410	11,371
IndyMac INDX Mortgage Loan Trust Series 2004-AR6, Class 6A1 5.16%(4)	10/25/34	930	880
JPMorgan Mortgage Trust Series 2005-A2, Class 9A1 6.13%(4)	04/25/35	23,010	22,816
MASTR Adjustable Rate Mortgages Trust Series 2004-12, Class 5A1 6.17%(4)	10/25/34	6,887	6,775
MASTR Seasoned Securitization Trust Series 2004-1, Class 4A1 6.53%(4)	10/25/32	11,420	11,288
Merrill Lynch Mortgage Investors Trust Series 2003-A1, Class 2A 6.18% (1 yr. USD Term SOFR + 2.340%)(2)	12/25/32	783	788
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WHQ2, Class M4 5.34% (1 mo. USD Term SOFR + 1.689%)(2)	02/25/35	102,550	101,664
PMT Loan Trust Series 2026-INV3, Class A36 4.98% (30 day USD SOFR Average + 1.350%)(1),(2)	02/25/57	97,168	97,378
Residential Asset Mortgage Products Trust Series 2004-SL1, Class A2 8.50%	11/25/31	33,760	10,927
Residential Asset Securities Corporation Trust Series 2006-KS3, Class M1 4.26% (1 mo. USD Term SOFR + 0.444%)(2)	04/25/36	6,792	6,787
Residential Asset Securitization Trust Series 2004-IP2, Class 2A1 3.70%(4)	12/25/34	43,342	39,784
WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR6, Class A1 5.70%(4)	06/25/33	11,373	11,225
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Class CB13 4.26% (1 mo. USD Term SOFR + 0.614%)(2)	06/25/35	55,223	48,749

Total Residential Mortgage-backed Securities — Non-agency (Cost: $459,269)			437,069

TCW MetWest Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
CORPORATE BONDS — 26.3%
Agriculture — 0.6%
Altria Group, Inc. 4.88%	02/04/28	$70,000	$70,342
Imperial Brands Finance PLC (United Kingdom) 6.13%(1)	07/27/27	85,000	86,313

			156,655

Airlines — 0.2%
JetBlue Pass-Through Trust Series 2019-1, Class AA 2.75%	11/15/33	66,042	58,007

Banks — 13.0%
Bank of America Corp. 3.82% (3 mo. USD Term SOFR + 1.837%)(2)	01/20/28	565,000	563,079
Bank of New York Mellon 4.73% (1 day USD SOFR + 1.135%)(2)	04/20/29	110,000	110,496
Citigroup, Inc. 3.52% (3 mo. USD Term SOFR + 1.413%)(2)	10/27/28	600,000	591,984
Goldman Sachs Group, Inc. 1.54% (1 day USD SOFR + 0.818%)(2)	09/10/27	405,000	402,732
HSBC Holdings PLC (United Kingdom) 2.01% (1 day USD SOFR + 1.732%)(2)	09/22/28	85,000	82,379
JPMorgan Chase & Co. 1.47% (1 day USD SOFR + 0.765%)(2)	09/22/27	195,000	193,694
3.78% (3 mo. USD Term SOFR + 1.599%)(2)	02/01/28	385,000	383,475
Morgan Stanley 1.51% (1 day USD SOFR + 0.858%)(2)	07/20/27	225,000	224,636
Morgan Stanley Private Bank NA 4.20% (1 day USD SOFR + 0.780%)(2)	11/17/28	275,000	273,738
PNC Financial Services Group, Inc. 5.58% (1 day USD SOFR + 1.841%)(2)	06/12/29	55,000	56,008
6.62% (1 day USD SOFR Index + 1.730%)(2)	10/20/27	40,000	40,253
U.S. Bank NA 4.54% (1 day USD SOFR + 0.670%)(2)	05/20/29	175,000	174,683
Wells Fargo & Co. 2.39% (1 day USD SOFR + 2.100%)(2)	06/02/28	390,000	382,274
3.53% (1 day USD SOFR + 1.510%)(2)	03/24/28	175,000	173,758

			3,653,189

Chemicals — 0.4%
International Flavors & Fragrances, Inc. 1.83%(1)	10/15/27	125,000	120,714

Commercial Services — 0.8%
Global Payments, Inc. 2.15%	01/15/27	225,000	222,262
Grand Canyon University 5.13%	10/01/28	5,000	4,940

			227,202

Diversified Financial Services — 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 2.45%	10/29/26	200,000	198,814
American Express Co. 4.73% (1 day USD SOFR + 1.260%)(2)	04/25/29	110,000	110,309
Avolon Holdings Funding Ltd. (Ireland) 2.53%(1)	11/18/27	87,000	84,494
Sumisho Air Lease Corp. 3.63%	04/01/27	125,000	124,199

			517,816

Electric — 0.8%
Alliant Energy Finance LLC 5.95%(1)	03/30/29	135,000	138,850
Eversource Energy 2.90%	03/01/27	100,000	99,018

			237,868

Insurance — 1.3%
Metropolitan Life Global Funding I 4.30%(1)	08/25/29	360,000	356,573

Internet — 0.0%
Getty Images, Inc. 10.50%(1)	11/15/30	5,000	4,176

Lodging — 0.6%
Hyatt Hotels Corp. 5.05%	03/30/28	65,000	65,407
Las Vegas Sands Corp. 5.63%	06/15/28	90,000	91,102

Total Lodging (Cost: $154,872)			156,509

Media — 0.1%
DISH Network Corp. 11.75%(1)	11/15/27	3,000	3,084
EchoStar Corp. 10.75%	11/30/29	2,200	2,380
Virgin Media Secured Finance PLC (United Kingdom) 5.50%(1)	05/15/29	11,000	10,492

			15,956

Office/Business Equipment — 0.1%
Xerox Corp. 10.25%(1)	10/15/30	20,000	17,693

Oil & Gas — 0.1%
Sunoco LP 7.88% (5 yr. CMT + 4.230%)(1),(2),(5)	09/18/30	25,000	26,013
Transocean International Ltd. 8.75%(1)	02/15/30	3,500	3,639

			29,652

Packaging & Containers — 0.4%
Ardagh Group SA (5.50% Cash or 6.50% PIK) due 5/30/26 11.00%(1)	12/01/30	10,357	9,904
Berry Global, Inc. 5.50%	04/15/28	100,000	101,548

			111,452

TCW MetWest Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
Pharmaceuticals — 0.1%
1261229 BC Ltd. 10.00%(1)	04/15/32		$15,000	$15,205

Pipelines — 0.1%
Venture Global Plaquemines LNG LLC
6.75%(1)	01/15/36		11,000	11,665
7.50%(1)	05/01/33		5,000	5,491

				17,156

REIT — 3.4%
American Tower Corp. (REIT) 5.25%	07/15/28		250,000	252,992
Crown Castle, Inc. 3.80%	02/15/28		135,000	133,317
Extra Space Storage LP 3.88%	12/15/27		105,000	104,155
Healthcare Realty Holdings LP 3.63%	01/15/28		145,000	142,467
Hudson Pacific Properties LP 3.95%	11/01/27		50,000	48,758
VICI Properties LP/VICI Notes Co., Inc. 5.75%(1)	02/01/27		185,000	185,610
WP Carey, Inc. 4.65%	07/15/30		85,000	84,454

				951,753

Retail — 0.2%
Ferrellgas LP/Ferrellgas Finance Corp. 9.25%(1)	01/15/31		41,000	43,257
Papa John’s International, Inc. 3.88%(1)	09/15/29		10,000	9,622

				52,879

Savings & Loans — 0.5%
Nationwide Building Society (United Kingdom) 2.97% (1 day USD SOFR + 1.290%)(1),(2)	02/16/28		150,000	148,473

Semiconductors — 0.2%
Foundry JV Holdco LLC 5.50%(1)	01/25/31		70,000	71,630

Software — 0.3%
Cloud Software Group, Inc. 8.25%(1)	06/30/32		6,000	5,622
Fiserv, Inc. 4.55%	02/15/31		45,000	43,959
Oracle Corp. 4.80%	08/03/28		50,000	49,918

				99,499

Telecommunications — 0.5%
Altice Financing SA (Luxembourg) 9.63%(1)	07/15/27		15,000	11,594
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%(1)	09/20/29		122,500	122,920
Zayo Group Holdings, Inc. (5.75% Cash or 0.50% PIK) due 3/29/27 9.25%(1)	03/09/30		11,389	11,406
				145,920

Transportation — 0.3%
Aurizon Network Pty. Ltd. (Australia) 2.90%(6)	09/02/30	AUD	60,000	37,331
Pacific National Finance Pty. Ltd. (Australia) 3.70%	09/24/29		60,000	38,564

Total Transportation (Cost: $78,526)				75,895

Water — 0.5%
Yorkshire Water Finance PLC (United Kingdom) 6.45%	05/28/27	GBP	100,000	134,044

Total Corporate Bonds (Cost: $7,326,284)				7,375,916

FOREIGN GOVERNMENT BONDS — 1.6%
Oman Government International Bonds 6.25%(1)	01/25/31		219,000	230,848
Qatar Government International Bonds 3.75%(1)	04/16/30		228,000	221,830

Total Foreign Government Bonds (Cost: $455,024)				452,678

U.S. TREASURY SECURITIES — 27.8%
U.S. Treasury Notes
4.00%	05/31/28		1,733,000	1,728,126
4.13%	06/30/28		4,961,000	4,958,675
4.13%	05/31/31		569,000	567,022
4.13%	06/30/31		545,000	543,105

Total U.S. Treasury Securities (Cost: $7,795,033)				7,796,928

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.0%
U.S. International Development Finance Corp. 1.49%	08/15/31		1,521,081	1,403,653

Total U.S. Government Agency Obligations (Cost: $1,526,039)				1,403,653

Total Fixed Income Securities (Cost: $ 29,499,328)				29,346,841

CONVERTIBLE SECURITIES — 0.0%
CONVERTIBLE CORPORATE BONDS — 0.0%
Commercial Services — 0.0%
Worldline SA (France) 0.00%(6),(7)	07/30/26	EUR	5,954	6,993

Total Convertible Corporate Bonds (Cost: $6,506)				6,993

Security		Shares		Value
MONEY MARKET INVESTMENTS — 7.6%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.58%(8)			100,944	100,944
TCW Central Cash Fund, 3.64%(8),(9)			2,034,414	2,034,414

Total Money Market Investments (Cost: $2,135,358)				2,135,358

PURCHASED OPTIONS(10) (0.0%) (Cost: $2,835)				4,976

Total Investments (112.2%) (Cost: $31,644,027)				31,494,169
Liabilities In Excess Of Other Assets (-12.2%)				(3,433,542)

Net Assets (100.0%)				$28,060,627

TCW MetWest Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
27	2-Year U.S. Treasury Note Futures	09/30/26	$5,574,975	$5,565,586	$(9,389)

Short Futures
12	10-Year U.S. Treasury Note Futures	09/21/26	$(1,328,839)	$(1,349,625)	$(20,786)
2	3-Year Australian Bond Futures	09/15/26	(144,190)	(144,925)	(735)
32	5-Year U.S. Treasury Note Futures	09/30/26	(3,417,249)	(3,425,500)	(8,251)
3	U.S. Ultra Long Bond Futures	09/21/26	(333,252)	(348,469)	(15,217)

			$(5,223,530)	$(5,268,519)	$(44,989)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL(11)
Goldman Sachs & Co.	AUD	108,715	09/11/26	$74,847	$75,222	$(375)
Citibank N.A.	EUR	30,438	09/11/26	34,765	34,902	(137)
Citibank N.A.	GBP	101,986	09/11/26	134,547	135,360	(813)

				$244,159	$245,484	$(1,325)

CENTRALLY CLEARED - INTEREST RATE SWAP AGREEMENTS

Notional Amount		Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by FundFrequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
GBP	57,748	06/26/28	Annual	12 -Month SONIA	Annual	4.000%	$(23)	$1	$(22)
GBP	1,057,464	06/26/28	Annual	12 -Month SONIA	Annual	4.000%	(442)	33	(409)

							$(465)	$34	$(431)

SWAPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Purchased Swaptions — OTC
5-Year Interest Rate Swap	Barclays Capital	4.06	10/19/26	945,000	945,000	$4,976	$2,835	$2,141

Total Purchased Swaptions						$4,976	$2,835	$2,141

Written Swaptions — OTC
2-Year Interest Rate Swap	JP Morgan Chase Bank	3.60	07/15/26	(1,493,000)	(1,493,000)	(9)	(1,215)	1,206
2-Year Interest Rate Swap	JP Morgan Chase Bank	4.60	07/15/26	(1,493,000)	(1,493,000)	(75)	(2,633)	2,558

Total Written Swaptions						$(84)	$(3,848)	$3,764

Notes to the Schedule of Investments:
AUD	Australian Dollar.
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
GBP	British Pound Sterling.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TAC	Target Amortization Class.

TCW MetWest Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At June 30, 2026, the value of these securities amounted to $7,567,606 or 27.0% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at June 30, 2026.
(3)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(4)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Perpetual maturity.
(6)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At June 30, 2026, the value of these securities amounted to $44,324 or 0.2% of net assets.
(7)	Security is not accruing interest.
(8)	Rate disclosed is the 7-day net yield as of June 30, 2026.
(9)	Affiliated issuer.
(10)	See options table for description of purchased options.
(11)	Fund sells foreign currency, buys USD.

TCW MetWest Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS (Continued)	June 30, 2026

The summary of the TCW MetWest Ultra Short Bond Fund transactions in the affiliated funds for the period ended June 30, 2026 is as follows:

Name of Affiliated Fund	Value at March 31, 2026	Purchases at Cost	Proceeds from Sales	Number of Shares Held June 30, 2026	Value at June 30, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$4,734,414	$21,700,000	$24,400,000	2,034,414	$2,034,414	$38,055	$—	$—	$—

Total					$2,034,414	$38,055	$—	$—	$—

TCW MetWest Ultra Short Bond Fund

Fair Valuation Summary (Unaudited)	June 30, 2026

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
U.S. Treasury Securities	$—	$7,796,928	$—	$7,796,928
Corporate Bonds	—	7,375,916	—	7,375,916
Residential Mortgage-Backed Securities—Agency	—	6,018,341	—	6,018,341
Asset-Backed Securities	—	4,259,320	—	4,259,320
U.S. Government Agency Obligations	—	1,403,653	—	1,403,653
Commercial Mortgage-Backed Securities—Non-Agency	—	1,336,734	—	1,336,734
Foreign Government Bonds	—	452,678	—	452,678
Residential Mortgage-Backed Securities—Non-Agency	—	437,069	—	437,069
Commercial Mortgage-Backed Securities—Agency	—	266,202	—	266,202

Total Fixed Income Securities	—	29,346,841	—	29,346,841

Convertible Securities
Convertible Corporate Bonds	—	6,993	—	6,993
Equity Securities
Money Market Investments	2,135,358	—	—	2,135,358
Swaptions
Purchased Swaptions—OTC	—	4,976	—	4,976

Total Investments	$2,135,358	$29,358,810	$—	$31,494,168

Asset Derivatives
Liability Derivatives
Futures Contracts
Interest Rate Risk	$(54,378)	$—	$—	$(54,378)
Forward Currency Contracts
Foreign Currency Risk	—	(1,325)	—	(1,325)
Swap Agreements
Interest Rate Risk	—	(431)	—	(431)
Written Swaptions
Interest Rate Risk	—	(84)	—	(84)

Total	$(54,378)	$(1,840)	$—	$(56,218)

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES — 105.6% of Net Assets
ASSET-BACKED SECURITIES — 11.4%
321 Henderson Receivables VI LLC Series 2010-1A, Class B 9.31%(1)	07/15/61		$40,298	$40,554
AGL CLO 9 Ltd. Series 2020-9A, Class CR2 5.64% (3 mo. USD Term SOFR + 2.000%)(1),(2)	04/20/37		2,400,000	2,409,269
AIMCO CLO 24 Ltd. Series 2025-24A, Class SUB 0.00%(1),(3),(4)	04/19/38		3,100,000	1,883,845
ALLO Issuer LLC Series 2024-1A, Class C 11.19%(1)	07/20/54		1,200,000	1,257,255
ALLO Issuer LLC Series 2025-1A, Class C 8.10%(1)	04/20/55		3,578,187	3,653,497
ALLO Issuer LLC Series 2026-1A, Class C 7.46%(1)	06/20/56		3,000,000	3,031,418
Avis Budget Rental Car Funding AESOP LLC Series 2021-2A, Class D 4.08%(1)	02/20/28		8,500,000	8,437,896
Avis Budget Rental Car Funding AESOP LLC Series 2022-1A, Class D 6.36%(1)	08/21/28		5,000,000	5,016,342
Avis Budget Rental Car Funding AESOP LLC Series 2023-2A, Class D 7.26%(1)	10/20/27		4,873,333	4,887,396
Bayview Opportunity Master Fund VII LLC Series 2024-EDU1, Class E 8.36% (30 day USD SOFR Average + 3.500%)(1),(2)	06/25/47		5,475,749	5,534,716
BDL380MB5 1.00%	03/06/31		3,175,524	3,151,679
Bethpage Park CLO Ltd. Series 2021-1A, Class CR 5.64% (3 mo. USD Term SOFR + 2.000%)(1),(2)	10/15/36		2,910,000	2,911,007
Blue Stream Issuer LLC Series 2023-1A, Class C 8.90%(1)	05/20/53		6,100,000	6,176,531
Captree Park CLO Ltd. Series 2024-1A, Class CR 5.63% (3 mo. USD Term SOFR + 1.950%)(1),(2)	07/20/37		2,900,000	2,902,175
Carvana Auto Receivables Trust Series 2021-N3, Class R 0.00%(1),(5),(6)	06/12/28		19,250	1,495,243
Carvana Auto Receivables Trust Series 2021-N4, Class R 0.00%(1),(5),(6)	09/12/28		26,800	1,678,877
Carvana Auto Receivables Trust Series 2021-P4, Class R 0.00%(1),(5),(6)	09/11/28		14,200	1,393,906
Carvana Auto Receivables Trust Series 2022-N1, Class R 0.00%(1),(5),(6)	12/11/28		71,000	2,916,356
Carvana Auto Receivables Trust Series 2022-P2, Class R 0.00%(1),(5),(6)	05/10/29		54,850	5,847,493
Carvana Auto Receivables Trust Series 2023-P3, Class R 0.00%(1),(6)	08/12/30		16,200	1,205,844
CIT Education Loan Trust Series 2007-1, Class B 4.20% (90 day USD SOFR Average + 0.562%)(1),(2)	06/25/42		801,300	747,065
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A, Class C 9.41%(1)	05/20/55		8,142,000	8,499,902
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2026-1A, Class C 7.03%(1)	03/20/56		3,500,000	3,486,920
CVC Cordatus Loan Fund XXIII DAC Series 23A, Class CRR 4.14% (3 mo. EUR EURIBOR + 2.050%)(1),(2)	04/25/36	EUR	3,600,000	4,122,071
Dryden 42 Senior Loan Fund Series 2016-42A, Class CR3 5.48% (3 mo. USD Term SOFR + 1.850%)(1),(2)	07/15/37		3,565,000	3,573,930
Eaton Vance CLO Ltd. Series 2019-1A, Class CR3 5.52% (3 mo. USD Term SOFR + 1.900%)(1),(2)	07/15/37		3,248,000	3,255,308
Elmwood CLO 30 Ltd. Series 2024-6A, Class B 5.43% (3 mo. USD Term SOFR + 1.750%)(1),(2)	07/17/37		6,000,000	6,017,286
FHF Issuer Trust Series 2025-1A, Class A2 4.92%(1)	02/15/31		2,454,080	2,454,609
FIGRE Trust Series 2026-FL2, Class M1 6.27%(1)	06/25/56		4,687,000	4,707,612
Firstlight Issuer LLC Series 2026-1A, Class C 7.54%(1),(7)	06/20/56		5,550,000	5,583,526
Goal Capital Funding Trust Series 2006-1, Class B 5.30% (3 mo. USD LIBOR + 0.450%)(2)	08/25/42		132,050	128,557
GoldenTree Loan Management U.S. CLO 15 Ltd. Series 2022-15A, Class DR2 6.33% (3 mo. USD Term SOFR + 2.650%)(1),(2)	10/20/38		3,300,000	3,306,603
GoldenTree Loan Management U.S. CLO 25 Ltd. Series 2025-25A, Class D 7.18% (3 mo. USD Term SOFR + 3.500%)(1),(2)	04/20/38		6,325,000	6,407,699
Hertz Vehicle Financing III LP Series 2021-2A, Class C 2.52%(1)	12/27/27		5,569,500	5,529,638
Hertz Vehicle Financing III LP Series 2021-2A, Class D 4.34%(1)	12/27/27		4,225,000	4,196,434
HPS Loan Management Ltd. Series 2024-20A, Class B1 5.52% (3 mo. USD Term SOFR + 1.850%)(1),(2)	07/25/37		4,850,000	4,850,243
Huntington Bank Auto Credit-Linked Notes Class E 12.26% (30 day USD SOFR Average + 8.650%)(1),(2)	02/20/34		1,730,299	1,732,878
Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class E 10.21% (30 day USD SOFR Average + 6.600%)(1),(2)	09/20/33		2,657,684	1,945,824
Invesco U.S. CLO Ltd. Series 2024-4A, Class SUB 0.00%(1),(3),(4)	01/15/38		5,500,000	3,103,689
Invesco U.S. CLO Ltd. Series 2024-4A, Class Y 0.05%(1),(3),(8),(9)	01/15/38		5,500,000	1
LMDV Issuer Co. LLC Series 2025-1A, Class C 7.88%(1)	12/15/55		2,600,000	2,644,624
Lmrk Issuer Co. 2 LLC Series 2025-1A, Class C 8.12%(1)	09/15/55		3,400,000	3,427,032
Magnetite XLII Ltd. Series 2024-42A, Class SUB 7.43%(1),(3)	01/25/38		7,550,000	4,497,512
MAPS Trust Series 2026-1A, Class B 6.13%(1)	01/15/51		2,618,177	2,584,036

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
ASSET-BACKED SECURITIES (Continued)
Mortimer PLC Series 2024-MIX, Class E 9.67% (1 day GBP SONIA + 5.920%)(2),(10)	09/22/67	$GBP	3,200,000	$4,547,011
NCFA LLC 2.75%(8)	06/12/28		4,541,812	4,536,816
Ncfa LLC Loan Participation 3 7.90%(3),(8)	04/11/30		2,489,758	2,489,758
NCFA LLC – Loan Participation 1 2.75%(8)	06/12/28		780,068	779,210
NCFA LLC – Loan Participation 2 3.14%(8)	12/19/27		5,789,159	5,783,370
NCFA LLC – Loan Participation 5 6.16%(8)	07/03/27		6,600,000	6,600,000
New Mountain CLO 8 Ltd. Series CLO-8A, Class M 0.10%(1),(8),(9)	10/20/38		650,000	—
New Mountain CLO 8 Ltd. Series CLO-8A, Class SUB 0.00%(1),(3),(4)	10/20/38		6,500,000	4,452,721
Newday Funding Master Issuer PLC Series 2024-2X, Class E 7.63% (1 day GBP SONIA + 3.900%)(2),(10)	07/15/32	GBP	1,700,000	2,291,789
OCP CLO Ltd. Series 2025-44A, Class SUB 0.00%(1),(3),(4)	10/24/38		4,750,000	3,590,321
Octagon Investment Partners 28 Ltd. Series 2016-1A, Class CR3 5.72% (3 mo. USD Term SOFR + 2.050%)(1),(2)	04/24/37		3,570,000	3,584,944
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class CR3 5.55% (3 mo. USD Term SOFR + 1.900%)(1),(2)	07/18/37		4,000,000	4,003,000
Owl Rock CLO XV LLC Series 2024-15A, Class A 5.98% (3 mo. USD Term SOFR + 2.300%)(1),(2)	01/20/36		4,650,000	4,653,883
Palmer Square CLO Ltd. Series 2018-1A, Class BR2 5.74% (3 mo. USD Term SOFR + 2.100%)(1),(2)	04/18/37		4,250,000	4,255,300
Palmer Square CLO Ltd. Series 2024-3A, Class SUB 0.00%(1),(3),(4)	07/20/37		3,975,000	2,282,226
Peebles Park CLO Ltd. Series 2024-1A, Class CR 5.51% (3 mo. USD Term SOFR + 1.900%)(1),(2)	04/21/37		6,990,000	7,007,398
Rockford Tower CLO Ltd. Series 2025-2A, Class D1 7.03% (3 mo. USD Term SOFR + 3.350%)(1),(2)	03/31/38		6,710,000	6,718,871
Serenity-Peace Park CLO Ltd. Series 2025-1A, Class SUB 0.00%(1),(3),(4)	10/24/38		6,400,000	3,869,402
Sixth Street CLO XX Ltd. Series 2021-20A, Class SUB 0.00%(1),(3),(4)	07/17/38		4,900,000	1,896,663
Skyline Aviation, Inc. Class A 3.23%(8)	07/03/38		7,057,600	6,658,987
SLC Student Loan Trust Series 2004-1, Class B 4.21% (90 day USD SOFR Average + 0.552%)(2)	08/15/31		260,147	230,521
SLM Student Loan EDC Repackaging Trust Series 2013-M1, Class M1R 0.00%(1),(5),(6)	10/28/29		6,250	781,300
SLM Student Loan Trust Series 2003-12, Class B 4.49% (90 day USD SOFR Average + 0.852%)(2)	12/15/68		1,692,849	1,636,320
SLM Student Loan Trust Series 2003-7, Class B 4.47% (90 day USD SOFR Average + 0.832%)(2)	09/15/39		1,191,516	1,123,454
SLM Student Loan Trust Series 2004-10, Class B 4.30% (90 day USD SOFR Average + 0.632%)(2)	01/25/40		4,257,737	4,039,750
SLM Student Loan Trust Series 2004-2, Class B 4.40% (90 day USD SOFR Average + 0.732%)(2)	07/25/39		202,514	193,780
SLM Student Loan Trust Series 2005-3, Class B 4.08% (90 day USD SOFR Average + 0.412%)(2)	04/25/40		1,410,194	1,349,816
SLM Student Loan Trust Series 2006-8, Class B 4.16% (90 day USD SOFR Average + 0.492%)(2)	01/25/41		1,485,779	1,403,093
SLM Student Loan Trust Series 2007-7, Class B 4.68% (90 day USD SOFR Average + 1.012%)(2)	10/27/70		2,195,000	2,312,709
SLM Student Loan Trust Series 2007-8, Class B 4.93% (90 day USD SOFR Average + 1.262%)(2)	04/27/83		2,416,402	2,354,859
SLM Student Loan Trust Series 2008-2, Class B 5.13% (90 day USD SOFR Average + 1.462%)(2)	01/25/83		1,000,000	1,086,544
SLM Student Loan Trust Series 2008-3, Class B 5.13% (90 day USD SOFR Average + 1.462%)(2)	04/26/83		710,000	747,859
SLM Student Loan Trust Series 2008-4, Class A4 5.58% (90 day USD SOFR Average + 1.912%)(2)	07/25/22		252,256	252,168
SLM Student Loan Trust Series 2008-4, Class B 5.78% (90 day USD SOFR Average + 2.112%)(2)	04/25/73		710,000	761,331
SLM Student Loan Trust Series 2008-5, Class B 5.78% (90 day USD SOFR Average + 2.112%)(2)	07/25/73		7,315,000	7,863,692
SLM Student Loan Trust Series 2008-6, Class B 5.78% (90 day USD SOFR Average + 2.112%)(2)	07/26/83		710,000	728,870
SLM Student Loan Trust Series 2008-7, Class B 5.78% (90 day USD SOFR Average + 2.112%)(2)	07/26/83		820,000	825,701
SLM Student Loan Trust Series 2012-1, Class A3 4.69% (30 day USD SOFR Average + 1.064%)(2)	09/25/28		343,006	339,709

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
SLM Student Loan Trust Series 2012-2, Class A 4.44% (30 day USD SOFR Average + 0.814%)(2)	01/25/29	$555,654	$546,241
SLM Student Loan Trust Series 2012-7, Class B 5.54% (30 day USD SOFR Average + 1.914%)(2)	09/25/43	2,200,000	2,200,008
SLM Student Loan Trust Series 2014-1, Class A3 4.34% (30 day USD SOFR Average + 0.714%)(2)	02/26/29	476,551	464,951
Structured Receivables Finance LLC Series 2010-A, Class B 7.61%(1)	01/16/46	130,588	130,891
Structured Receivables Finance LLC Series 2010-B, Class B 7.97%(1)	08/15/36	499,453	505,080
SVC ABS LLC Class M 7.55%(1)	03/20/56	5,300,000	5,463,707
Switch ABS Issuer LLC Series 2024-2A, Class C 10.03%(1)	06/25/54	6,215,000	6,312,227
Switch ABS Issuer LLC Series 2025-2A, Class B 6.24%(1)	10/25/55	3,375,000	3,238,010
Symphony CLO 30 Ltd. Series 2023-30AR, Class CR2 0.00% (-3 mo. USD Term SOFR + 2.000%)(1),(2),(6),(7)	10/20/37	4,000,000	4,003,000
Thayer Park CLO Ltd. Series 2017-1A, Class BRR 5.63% (3 mo. USD Term SOFR + 1.950%)(1),(2)	04/20/34	2,000,000	1,996,772
TIF Funding II LLC Series 2021-1A, Class B 2.54%(1)	02/20/46	2,224,761	2,021,932
Trinitas CLO XXII Ltd. Series 2023-22A, Class D1R 6.78% (3 mo. USD Term SOFR + 3.100%)(1),(2)	03/20/38	3,040,000	3,044,694
Triton Container Finance VIII LLC Series 2021-1A, Class B 2.58%(1)	03/20/46	1,697,244	1,566,662
Truist Bank Auto Credit-Linked Notes Series 2026-1, Class C 7.20%(1)	06/26/34	2,925,000	2,929,876
U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2, Class E 7.33% (30 day USD SOFR Average + 3.700%)(1),(2)	09/25/32	1,097,952	1,104,813
U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2, Class R 10.13% (30 day USD SOFR Average + 6.500%)(1),(2)	09/25/32	1,972,883	2,000,382
U.S. Bank NA Series 2026-SUP1, Class D 5.84% (30 day USD SOFR Average + 2.250%)(1),(2)	06/27/33	4,500,000	4,486,626
U.S. Bank NA Series 2026-SUP1, Class E 7.09% (30 day USD SOFR Average + 3.500%)(1),(2)	06/27/33	2,300,000	2,292,047
Wireless PropCo Funding LLC Series 2025-1A, Class C 8.51%(1)	06/25/55	1,250,000	1,249,414

Total Asset-backed Securities (Cost: $350,527,048)			306,224,777

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 24.3%
Federal Home Loan Mortgage Corp., Pool #SD8244 4.00%	09/01/52	7,487,854	7,031,385
Federal Home Loan Mortgage Corp., Pool #SD8256 4.00%	10/01/52	15,597,808	14,645,741
Federal Home Loan Mortgage Corp., Pool #SD8265 4.00%	11/01/52	23,080,644	21,670,050
Federal Home Loan Mortgage Corp., Pool #SD8245 4.50%	09/01/52	5,704,211	5,514,195
Federal Home Loan Mortgage Corp., Pool #SD8257 4.50%	10/01/52	13,071,547	12,634,900
Federal Home Loan Mortgage Corp., Pool #SD8275 4.50%	12/01/52	28,098,634	27,157,411
Federal Home Loan Mortgage Corp., Pool #SD8347 4.50%	08/01/53	9,170,435	8,848,817
Federal Home Loan Mortgage Corp., Pool #SD8323 5.00%	05/01/53	8,919,445	8,823,954
Federal Home Loan Mortgage Corp., Pool #SD8329 5.00%	06/01/53	4,654,005	4,604,180
Federal Home Loan Mortgage Corp. REMICS Class DI (I/O) 4.00%	10/25/48	5,831,136	1,083,936
Federal Home Loan Mortgage Corp. REMICS Class IL (I/O) 4.00%	08/25/51	11,379,399	2,372,569
Federal Home Loan Mortgage Corp. REMICS Class MI (I/O) 3.50%	02/25/51	4,778,800	714,082
Federal Home Loan Mortgage Corp. REMICS Series 3339, Class JS (I/F) 18.74% (-30 day USD SOFR Average + 42.091%)(2)	07/15/37	3,862	5,258
Federal Home Loan Mortgage Corp. REMICS Series 3404, Class AS (I/O) (I/F) 2.19% (-30 day USD SOFR Average + 5.781%)(2)	01/15/38	21,843	1,695
Federal Home Loan Mortgage Corp. REMICS Series 3439, Class SC (I/O) (I/F) 2.19% (-30 day USD SOFR Average + 5.786%)(2)	04/15/38	16,577	1,129
Federal Home Loan Mortgage Corp. REMICS Series 3885 (P/O) (PAC) 0.00%(4)	11/15/33	5,272	4,786
Federal Home Loan Mortgage Corp. REMICS Series 4030, Class HS (I/O) (I/F) 2.90% (-30 day USD SOFR Average + 6.496%)(2)	04/15/42	42,521	4,596
Federal Home Loan Mortgage Corp. REMICS Series 5084, Class NI (I/O) (PAC) 4.00%	10/25/44	5,725,472	1,098,452
Federal Home Loan Mortgage Corp. REMICS Series 5468, Class SE (I/O) (I/F) 1.72% (-30 day USD SOFR Average + 5.350%)(2)	10/25/54	23,040,979	1,441,656
Federal Home Loan Mortgage Corp. REMICS Series 5473, Class SL (I/O) (I/F) 1.72% (-30 day USD SOFR Average + 5.350%)(2)	11/25/54	36,144,798	1,983,581

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Federal Home Loan Mortgage Corp. REMICS Series 5496, Class S (I/O) (I/F) 2.27% (-30 day USD SOFR Average + 5.900%)(2)	01/25/55	$24,276,260	$1,658,897
Federal Home Loan Mortgage Corp. REMICS Series 5512, Class LS (I/O) (I/F) 2.27% (-30 day USD SOFR Average + 5.896%)(2)	03/25/55	11,047,879	737,673
Federal Home Loan Mortgage Corp. REMICS Series 5544, Class SD (I/O) (I/F) 1.42% (-30 day USD SOFR Average + 5.050%)(2)	06/25/55	33,348,417	1,593,589
Federal Home Loan Mortgage Corp. REMICS Series 5546, Class AS (I/F) 5.06% (-30 day USD SOFR Average + 10.500%)(2)	06/25/55	2,857,880	2,709,311
Federal Home Loan Mortgage Corp. REMICS Series 5547, Class S (I/F) 5.13% (-30 day USD SOFR Average + 10.575%)(2)	06/25/55	3,024,754	2,915,429
Federal Home Loan Mortgage Corp. REMICS Series 5548, Class S (I/F) 5.62% (-30 day USD SOFR Average + 11.667%)(2)	06/25/55	2,804,710	2,690,366
Federal Home Loan Mortgage Corp. REMICS Series 5549, Class JS (I/F) 5.06% (-30 day USD SOFR Average + 10.500%)(2)	06/25/55	947,815	901,009
Federal Home Loan Mortgage Corp. REMICS Series 5578, Class SD (I/O) 2.27% (-30 day USD SOFR Average + 5.900%)(2)	09/25/55	25,541,355	2,162,480
Federal Home Loan Mortgage Corp. STRIPS Series 386, Class C1 (I/O) 2.00%	03/15/52	32,896,758	4,165,072
Federal Home Loan Mortgage Corp. STRIPS Series 390, Class C12 (I/O) 4.00%	11/15/52	12,329,470	2,719,548
Federal Home Loan Mortgage Corp. STRIPS Series 399, Class C38 (I/O) 3.50%	12/25/52	5,459,263	1,035,805
Federal National Mortgage Association, Pool #MA4626 4.00%	06/01/52	6,513,646	6,128,260
Federal National Mortgage Association, Pool #MA4866 4.00%	01/01/53	6,891,832	6,470,098
Federal National Mortgage Association, Pool #MA4656 4.50%	07/01/52	10,612,647	10,261,092
Federal National Mortgage Association, Pool #MA4733 4.50%	09/01/52	14,618,730	14,131,757
Federal National Mortgage Association, Pool #MA4784 4.50%	10/01/52	10,473,967	10,124,091
Federal National Mortgage Association, Pool #FS9442 4.50%	03/01/53	2,746,784	2,654,775
Federal National Mortgage Association, Pool #MA5037 4.50%	06/01/53	1,810,874	1,745,963
Federal National Mortgage Association, Pool #MA5009 5.00%	05/01/53	12,078,539	11,937,421
Federal National Mortgage Association, Pool #MA5038 5.00%	06/01/53	3,289,788	3,254,568
Federal National Mortgage Association, Pool #FS7252 5.00%	11/01/53	10,786,987	10,676,228
Federal National Mortgage Association Interest STRIPS Series 426, Class C40 (I/O) 2.00%	06/25/51	6,878,111	911,924
Federal National Mortgage Association Interest STRIPS Series 426, Class C41 (I/O) 2.00%	03/25/51	26,189,092	3,321,314
Federal National Mortgage Association Interest STRIPS Series 426, Class C42 (I/O) 2.00%	11/25/50	15,039,744	1,986,177
Federal National Mortgage Association Interest STRIPS Series 434, Class C29 (I/O) 2.00%	10/25/52	39,759,210	5,000,778
Federal National Mortgage Association Interest STRIPS Series 436, Class C32 (I/O) 2.00%	10/25/52	13,339,836	1,778,637
Federal National Mortgage Association Interest STRIPS Series 440, Class C46 (I/O) 4.00%	10/25/53	12,636,702	2,726,419
Federal National Mortgage Association REMICS Class AI (I/O) 4.00%	10/25/51	7,907,856	1,710,765
Federal National Mortgage Association REMICS Class KI (I/O) 4.00%	09/25/51	8,074,213	1,946,141
Federal National Mortgage Association REMICS Series 2006-11, Class PS (I/F) (PAC) 10.85% (-30 day USD SOFR Average + 24.147%)(2)	03/25/36	6,969	7,957
Federal National Mortgage Association REMICS Series 2006-8, Class HJ (I/O) (I/F) 2.86% (-30 day USD SOFR Average + 6.486%)(2)	03/25/36	283,934	25,516
Federal National Mortgage Association REMICS Series 2007-52, Class LS (I/O) (I/F) 2.31% (-30 day USD SOFR Average + 5.936%)(2)	06/25/37	14,415	1,177
Federal National Mortgage Association REMICS Series 2007-77, Class SK (I/O) (I/F) 2.13% (-30 day USD SOFR Average + 5.756%)(2)	08/25/37	35,782	2,595
Federal National Mortgage Association REMICS Series 2007-88, Class JI (I/O) (I/F) 2.71% (-30 day USD SOFR Average + 6.336%)(2)	04/25/37	281,222	24,697
Federal National Mortgage Association REMICS Series 2008-18, Class SM (I/O) (I/F) 3.26% (-30 day USD SOFR Average + 6.886%)(2)	03/25/38	20,278	2,164
Federal National Mortgage Association REMICS Series 2008-62, Class SN (I/O) (I/F) 2.46% (-30 day USD SOFR Average + 6.086%)(2)	07/25/38	54,687	4,227

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Federal National Mortgage Association REMICS Series 2010-116, Class SE (I/O) (I/F) 2.86% (-30 day USD SOFR Average + 6.486%)(2)	10/25/40	$16,085	$1,355
Federal National Mortgage Association REMICS Series 2013-5, Class GF 4.84% (30 day USD SOFR Average + 1.214%)(2)	10/25/42	103,379	102,990
Federal National Mortgage Association REMICS Series 2014-49, Class CF 4.71% (30 day USD SOFR Average + 1.114%)(2)	07/25/43	4,570,881	4,589,823
Federal National Mortgage Association REMICS Series 2024-98, Class SC (I/O) (I/F) 2.32% (-30 day USD SOFR Average + 5.950%)(2)	12/25/54	10,337,356	814,757
Federal National Mortgage Association REMICS Series 2024-98, Class SE (I/O) (I/F) 2.35% (-30 day USD SOFR Average + 5.980%)(2)	12/25/54	7,353,599	580,224
Federal National Mortgage Association REMICS Series 2025-49, Class SC (I/O) 1.57% (-30 day USD SOFR Average + 5.200%)(2)	06/25/55	12,701,456	620,836
Federal National Mortgage Association REMICS Series 2026-23, Class SC (I/O) 2.02% (-30 day USD SOFR Average + 5.650%)(2)	04/25/56	26,294,765	2,028,286
Government National Mortgage Association, Pool #MA8346 4.00%	10/20/52	6,812,331	6,429,763
Government National Mortgage Association REMICS Series 2011-146, Class EI (I/O) (PAC) 5.00%	11/16/41	38,988	6,577
Government National Mortgage Association REMICS Series 2011-70, Class IL (I/O) (I/F) 0.60% (-1 mo. USD Term SOFR + 6.986%)(2)	06/16/37	244,552	4,827
Government National Mortgage Association REMICS Series 2011-81, Class IC (I/O) (I/F) 0.62% (-1 mo. USD Term SOFR + 6.606%)(2)	07/20/35	257,330	4,471
Government National Mortgage Association REMICS Series 2013-135, Class CS (I/O) (I/F) 2.45% (-1 mo. USD Term SOFR + 6.086%)(2)	09/16/43	973,367	95,774
Government National Mortgage Association REMICS Series 2017-136 (I/O) 5.00%	09/20/47	182,659	36,572
Government National Mortgage Association REMICS Series 2024-154, Class SB (I/O) (I/F) 1.79% (-30 day USD SOFR Average + 5.400%)(2)	09/20/54	17,026,933	963,820
Government National Mortgage Association REMICS Series 2024-160, Class KS (I/O) (I/F) 1.87% (-30 day USD SOFR Average + 5.480%)(2)	10/20/54	18,732,738	930,697
Government National Mortgage Association REMICS Series 2024-30, Class AF 4.86% (30 day USD SOFR Average + 1.250%)(2)	02/20/54	736,848	742,765
Government National Mortgage Association, TBA
3.50%(11)	08/01/55	19,000,000	17,063,757
4.00%(11)	06/01/55	56,050,000	52,083,986
Uniform Mortgage-Backed Security, TBA
3.50%(11)	12/01/51	85,800,000	77,894,173
4.00%(11)	06/01/55	101,075,000	94,466,919
4.50%(11)	02/01/56	50,625,000	48,519,557
5.00%(11)	01/01/56	59,175,000	58,141,745
5.50%(11)	02/01/56	45,850,000	46,000,388

Total Residential Mortgage-backed Securities — Agency (Cost: $651,089,123)			651,890,355

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 11.7%
245 Park Avenue Trust Series 2017-245P, Class E 3.78%(1),(3)	06/05/37	7,400,000	7,216,278
280 Park Avenue Mortgage Trust Series 2017-280P, Class D 5.45% (1 mo. USD Term SOFR + 1.836%)(1),(2)	09/15/34	5,537,500	5,510,956
280 Park Avenue Mortgage Trust Series 2017-280P, Class E 6.03% (1 mo. USD Term SOFR + 2.419%)(1),(2)	09/15/34	5,889,000	5,857,333
Acore Issuer LLC Series 2026-FL1, Class C 5.74% (1 mo. USD Term SOFR + 2.100%)(1),(2)	08/20/43	4,135,000	4,131,236
ACRE Multifamily Housing Mortgage Loan Trust Series 2022-Q018, Class B 7.59% (30 day USD SOFR Average + 4.000%)(1),(2)	06/25/27	2,524,703	2,518,969
AMSR Trust Series 2021-SFR3, Class G 3.80%(1)	10/17/38	5,000,000	4,960,030
AMSR Trust Series 2022-SFR1, Class F 6.02%(1)	03/17/39	4,500,000	4,486,317
AMSR Trust Series 2022-SFR3, Class E1 4.00%(1)	10/17/39	10,000,000	9,745,376
BAMLL Commercial Mortgage Securities Trust Series 2020-BOC, Class X (I/O) 0.57%(1),(3)	01/15/32	98,610,000	47,850
BBCMS Mortgage Trust Series 2015-SRCH, Class D 5.12%(1),(3)	08/10/35	1,540,000	1,443,870
BGME Trust Series 2021-VR, Class B 3.09%(1),(3)	01/10/43	3,300,000	2,770,982
BGME Trust Series 2021-VR, Class D 3.09%(1),(3)	01/10/43	3,300,000	2,443,824
BSPDF Issuer LLC Series 2026-FL4, Class D 6.39% (1 mo. USD Term SOFR + 2.750%)(1),(2)	11/18/43	2,700,000	2,703,110
BX Commercial Mortgage Trust Series 2020-VIVA, Class D 3.67%(1),(3)	03/11/44	5,000,000	4,638,845

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
BX Commercial Mortgage Trust Series 2025-BCAT, Class D 6.28% (1 mo. USD Term SOFR + 2.650%)(1),(2)	08/15/42		$1,834,000	$1,845,582
BX Commercial Mortgage Trust Series 2025-BCAT, Class E 7.13% (1 mo. USD Term SOFR + 3.500%)(1),(2)	08/15/42		2,100,000	2,113,999
BX Trust Series 2019-OC11, Class E 4.08%(1),(3)	12/09/41		7,410,000	6,738,203
BX Trust Series 2023-LIFE, Class C 5.88%(1)	02/15/28		4,362,000	4,225,121
BX Trust Series 2025-VLT6, Class E 6.82% (1 mo. USD Term SOFR + 3.191%)(1),(2)	03/15/42		5,405,000	5,392,006
BX Trust Series 2025-VLT7, Class D 6.88% (1 mo. USD Term SOFR + 3.250%)(1),(2)	07/15/44		4,000,000	4,011,000
BX Trust Series 2026-ORBT, Class D 5.88% (1 mo. USD Term SOFR + 2.100%)(1),(2),(7)	07/15/43		8,095,000	8,105,119
BXHPP Trust Series 2021-FILM, Class E 5.74% (1 mo. USD Term SOFR + 2.114%)(1),(2)	08/15/36		5,367,000	4,538,418
Caister Finance DAC Series 1A, Class D 7.65% (1 day GBP SONIA + 3.900%)(1),(2)	08/17/35	GBP	1,442,000	1,916,188
Caister Finance DAC Series 1A, Class E 9.50% (1 day GBP SONIA + 5.750%)(1),(2)	08/17/35	GBP	1,100,000	1,455,085
CD Mortgage Trust Series 2016-CD1, Class XA (I/O) 1.35%(3)	08/10/49		25,935,125	1,105
CHI Commercial Mortgage Trust Series 2025-SFT, Class D 7.57%(1),(3)	04/15/42		7,232,000	7,310,733
COMM Mortgage Trust Series 2012-CR4, Class XA (I/O) 1.29%(3)	10/15/45		8,525,699	210,134
CoreVest American Finance Ltd. Series 2021-3, Class XA (I/O) 2.47%(1),(3)	10/15/54		34,586,976	132,316
CoreVest American Finance Trust Series 2019-3, Class XA (I/O) 2.15%(1),(3)	10/15/52		185,653	11
CoreVest American Finance Trust Series 2020-1, Class A2 2.30%(1)	03/15/50		1,739,784	1,648,037
CoreVest American Finance Trust Series 2020-4, Class XB (I/O) 2.46%(1),(3)	12/15/52		8,151,287	349,429
CSAIL Commercial Mortgage Trust Series 2019-C16, Class XA (I/O) 1.69%(3)	06/15/52		85,134,943	2,977,067
DGWD Trust Series 2025-INFL, Class D 6.38% (1 mo. USD Term SOFR + 2.750%)(1),(2)	08/15/35		2,750,000	2,741,882
DOLP Trust Series 2021-NYC, Class D 3.70%(1),(3)	05/10/41		5,500,000	4,804,592
Dwight Issuer LLC Series 2026-FL2, Class C 5.95% (1 mo. USD Term SOFR + 2.350%)(1),(2),(7)	01/18/44		3,000,000	2,999,979
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KS06, Class X (I/O) 1.20%(3)	08/25/26		8,636,656	86
FirstKey Homes Trust Series 2021-SFR1, Class F1 3.24%(1)	08/17/38		5,150,000	5,129,335
FirstKey Homes Trust Series 2021-SFR1, Class F3 3.69%(1)	08/17/38		6,285,000	6,260,241
FRTKL Group, Inc. Series 2021-SFR1, Class G 4.11%(1)	09/17/38		9,435,000	9,352,979
Government National Mortgage Association Series 2011-152 (I/O) 0.00%(3),(4)	08/16/51		1,979,163	20
Grace Trust Series 2020-GRCE, Class D 2.77%(1),(3)	12/10/40		2,950,000	2,602,319
Hilton USA Trust Series 2016-HHV, Class F 4.33%(1),(3)	11/05/38		7,840,000	7,766,930
Hudson Yards Mortgage Trust Series 2019-55HY, Class F 3.04%(1),(3)	12/10/41		6,891,000	5,971,328
Hudson Yards Mortgage Trust Series 2025-SPRL, Class E 6.90%(1),(3)	01/13/40		4,000,000	4,108,313
Hudson Yards Mortgage Trust Series 2025-SPRL, Class F 7.65%(1),(3)	01/13/40		3,358,000	3,393,655
ILPT Commercial Mortgage Trust Series 2022-LPFX, Class A 3.38%(1)	03/15/32		11,000,000	10,027,989
ILPT Commercial Mortgage Trust Series 2025-LPF2, Class E 8.47%(1),(3)	07/13/42		4,970,000	5,074,272
JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-NLP, Class H 8.89% (1 mo. USD Term SOFR + 5.260%)(1),(2)	04/15/37		5,119,048	4,940,503
JPMorgan Chase Commercial Mortgage Securities Trust Series 2025-BMS, Class D 6.78% (1 mo. USD Term SOFR + 3.150%)(1),(2)	01/15/42		3,129,000	3,119,916
KRE Commercial Mortgage Trust Series 2025-AIP4, Class E 6.63% (1 mo. USD Term SOFR + 3.000%)(1),(2)	03/15/42		3,855,231	3,868,390
Life Mortgage Trust Series 2021-BMR, Class G 6.69% (1 mo. USD Term SOFR + 3.064%)(1),(2)	03/15/38		2,800,000	2,483,033
MKT Mortgage Trust Series 2020-525M, Class C 3.04%(1),(3)	02/12/40		4,970,000	4,200,279
MKT Mortgage Trust Series 2020-525M, Class D 3.04%(1),(3)	02/12/40		3,782,000	3,175,848
MKT Mortgage Trust Series 2020-525M, Class XA (I/O) 0.29%(1),(3)	02/12/40		147,585,000	1,011,917
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class XA (I/O) 0.64%(3)	04/15/48		10,062,621	133
Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class E 4.46%(1),(3)	01/15/43		1,050,000	936,262
New Residential Mortgage Loan Trust Series 2022-SFR1, Class G 5.00%(1)	02/17/39		4,000,000	3,940,304

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
NYC Commercial Mortgage Trust Series 2025-3BP, Class D 6.07% (1 mo. USD Term SOFR + 2.441%)(1),(2)	02/15/42		$2,320,000	$2,330,162
NYCT Trust Series 2024-3ELV, Class C 6.47% (1 mo. USD Term SOFR + 2.840%)(1),(2)	08/15/29		7,719,083	7,702,121
One New York Plaza Trust Series 2020-1NYP, Class AJ 4.99% (1 mo. USD Term SOFR + 1.364%)(1),(2)	01/15/36		2,630,000	2,558,045
PGA Trust Series 2024-RSR2, Class A 5.52% (1 mo. USD Term SOFR + 1.891%)(1),(2)	06/15/39		8,873,000	8,881,867
Progress Residential Trust Series 2021-SFR10, Class G 4.86%(1)	12/17/40		3,302,776	3,206,056
Progress Residential Trust Series 2021-SFR11, Class G 4.69%(1)	01/17/39		3,000,000	2,884,710
Progress Residential Trust Series 2021-SFR8, Class G 4.01%(1)	10/17/38		4,886,000	4,848,709
Progress Residential Trust Series 2022-SFR1, Class G 5.52%(1)	02/17/41		5,517,817	5,360,661
RIDE Series 2025-SHRE, Class D 6.97%(1),(3)	02/14/47		3,225,000	3,251,738
RIDE Series 2025-SHRE, Class E 8.07%(1),(3)	02/14/47		2,000,000	2,032,796
ROCK Trust Series 2024-CNTR, Class E 8.82%(1)	11/13/41		2,500,000	2,612,740
Sage AR Funding Series 2026-1A, Class D 6.25% (1 day GBP SONIA + 2.500%)(1),(2)	05/18/38	GBP	2,800,000	3,701,392
Sequoia Logistics DAC Series 2025-1A, Class E 6.08% (3 mo. EUR EURIBOR + 3.800%)(1),(2)	02/17/37	EUR	3,500,000	4,011,226
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B 4.14%(1),(3)	01/05/43		1,840,000	1,605,463
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class C 4.53%(1),(3)	01/05/43		10,000,000	7,853,117
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D 4.53%(1),(3)	01/05/43		10,000,000	7,382,073
SLG Office Trust Series 2021-OVA, Class F 2.85%(1)	07/15/41		3,000,000	2,495,324
SLG Office Trust Series 2021-OVA, Class G 2.85%(1)	07/15/41		6,035,000	4,844,303
SLG Office Trust Series 2026-OMA, Class F 8.19%(1),(3)	04/15/41		2,670,000	2,684,235
SMRT Commercial Mortgage Trust Series 2022-MINI, Class F 6.98% (1 mo. USD Term SOFR + 3.350%)(1),(2)	01/15/39		6,570,000	6,548,709
SWCH Commercial Mortgage Trust Series 2025-DATA, Class E 6.97% (1 mo. USD Term SOFR + 3.340%)(1),(2)	02/15/42		7,445,000	7,381,888
TCO Commercial Mortgage Trust Series 2024-DPM, Class D 6.37% (1 mo. USD Term SOFR + 2.741%)(1),(2)	12/15/39		5,650,000	5,668,514
U.K. Logistics DAC Series 2025-1A, Class E 9.25% (1 day GBP SONIA + 5.500%)(1),(2)	05/17/35	GBP	903,025	1,203,282
Wells Fargo Commercial Mortgage Trust Series 2026-1250B, Class D 6.59%(1),(3)	03/10/41		3,340,000	3,331,846
WFRBS Commercial Mortgage Trust Series 2013-C14, Class XA (I/O) 0.46%(3)	06/15/46		531,303	5
WFRBS Commercial Mortgage Trust Series 2014-C23, Class XA (I/O) 0.20%(3)	10/15/57		789,753	1,050

Total Commercial Mortgage-backed Securities — Non-agency (Cost: $326,609,915)				313,737,066

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.7%
Federal Home Loan Mortgage Corp. Multifamily PC REMIC Trust Series 2019-P002, Class X (I/O) 1.14%(3)	07/25/33		14,520,699	717,867
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K055, Class X3 (I/O) 4.19%(3)	04/25/44		2,933,739	294
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K057, Class X1 (I/O) 1.22%(3)	07/25/26		23,678,289	758
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KC05, Class X1 (I/O) 1.26%(3)	06/25/27		38,476,423	283,098
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KC07, Class X1 (I/O) 0.79%(3)	09/25/26		50,841,545	69,943
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KL05, Class X1HG (I/O) 1.37%(3)	12/25/27		49,238,807	645,223
Federal National Mortgage Association-ACES Series 2016-M11, Class X2 (ACES) (I/O) 3.02%(3)	07/25/39		6,809,553	121,697
Federal National Mortgage Association-ACES Series 2016-M2, Class X3 (I/O) 2.04%(3)	04/25/36		4,213,815	240
Federal National Mortgage Association-ACES Series 2016-M4, Class X2 (I/O) 2.71%(3)	01/25/39		14,846,597	504,556
Federal National Mortgage Association-ACES Series 2019-M29, Class X4 (ACES) (I/O) 0.70%(3)	03/25/29		117,375,779	1,590,512
FREMF Mortgage Trust Series 2017-KW03, Class C 0.00%(1),(4)	08/25/27		6,135,000	5,562,400
FREMF Mortgage Trust Series 2019-KF71, Class B 6.01% (30 day USD SOFR Average + 2.414%)(1),(2)	10/25/29		483,946	458,255
FREMF Mortgage Trust Series 2020-KF75, Class B 5.96% (30 day USD SOFR Average + 2.364%)(1),(2)	12/25/29		831,033	782,691
FREMF Mortgage Trust Series 2020-KF78, Class C 11.58% (30 day USD SOFR Average + 7.984%)(1),(2)	03/25/30		3,218,338	3,183,563

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
FREMF Mortgage Trust Series 2020-KF88, Class C 12.71% (30 day USD SOFR Average + 9.114%)(1),(2)	09/25/30	$2,825,553	$2,745,274
Government National Mortgage Association Series 2012-112 (I/O) 0.10%(3)	02/16/53	14,421,012	39,547
Government National Mortgage Association Series 2012-78 (I/O) 0.03%(3)	06/16/52	16,227,386	711
Government National Mortgage Association Series 2014-103 (I/O) 0.18%(3)	05/16/55	13,066,825	62,107
Government National Mortgage Association Series 2014-125 (I/O) 0.88%(3)	11/16/54	5,355,351	132,543
Government National Mortgage Association Series 2023-127 (I/O) 0.39%(3)	07/16/57	149,116,796	2,607,158

Total Commercial Mortgage-backed Securities — Agency (Cost: $28,889,426)			19,508,437

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 29.4%
ABFC Trust Series 2007-WMC1, Class A1A 5.01% (1 mo. USD Term SOFR + 1.364%)(2)	06/25/37	13,716,390	9,691,332
ABFC Trust Series 2007-WMC1, Class A2B 4.76% (1 mo. USD Term SOFR + 1.114%)(2)	06/25/37	2,547,845	2,194,133
ACE Securities Corp. Home Equity Loan Trust Series 2006-HE3, Class A2C 4.06% (1 mo. USD Term SOFR + 0.414%)(2)	06/25/36	3,743,595	2,768,756
ACE Securities Corp. Home Equity Loan Trust Series 2006-NC3, Class A2C 4.08% (1 mo. USD Term SOFR + 0.434%)(2)	12/25/36	49,525,369	12,650,626
ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A1 4.08% (1 mo. USD Term SOFR + 0.434%)(2)	03/25/37	25,638,987	10,885,394
ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A2D 4.52% (1 mo. USD Term SOFR + 0.874%)(2)	03/25/37	2,016,600	816,822
Adjustable Rate Mortgage Trust Series 2005-4, Class 5A1 4.19%(3)	08/25/35	1,002,376	810,984
Adjustable Rate Mortgage Trust Series 2007-1, Class 1A1 5.11%(3)	03/25/37	941,696	799,534
American Home Mortgage Investment Trust Class 11A1 4.04% (1 mo. USD Term SOFR + 0.394%)(2)	03/25/46	6,139,078	5,675,854
American Home Mortgage Investment Trust Class 12A1 4.16% (1 mo. USD Term SOFR + 0.514%)(2)	03/25/46	1,903,114	1,763,698
Argent Securities Trust Series 2006-W3, Class A2C 4.12% (1 mo. USD Term SOFR + 0.474%)(2)	04/25/36	35,634,871	10,064,032
Aspire Mortgage Trust Series 2026-2, Class B1 6.55%(1),(3)	04/26/66	3,844,000	3,857,278
Aspire Mortgage Trust Series 2026-3, Class M1 5.89%(1),(3)	05/25/66	4,120,000	4,130,939
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE9, Class M1 4.74% (1 mo. USD Term SOFR + 1.089%)(2)	12/25/34	788,497	756,488
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2006-HE5, Class A5 2.86% (1 mo. USD Term SOFR + 0.594%)(2)	07/25/36	335,662	335,031
Banc of America Alternative Loan Trust Class 1CB1 5.50%	10/25/33	229,108	230,074
Banc of America Funding Corp. Series 2015-R3, Class 6A2 4.04%(1),(3)	05/27/36	5,870,426	5,743,310
Banc of America Funding Trust Series 2006-D, Class 3A1 4.60%(3)	05/20/36	462,331	423,384
Banc of America Mortgage Trust Series 2005-K, Class 2A1 5.05%(3)	12/25/35	424,851	391,916
BCAP LLC Trust Series 2007-AA1, Class 2A1 4.12% (1 mo. USD Term SOFR + 0.474%)(2)	03/25/37	1,905,301	1,793,082
Bear Stearns ALT-A Trust Series 2005-2, Class 2A4 3.73%(3)	04/25/35	381,596	349,427
Bear Stearns ALT-A Trust Series 2005-8, Class 11A1 4.30% (1 mo. USD Term SOFR + 0.654%)(2)	10/25/35	3,622,214	3,422,345
Bear Stearns ARM Trust Series 2005-9, Class A1 6.42% (1 yr. CMT + 2.300%)(2)	10/25/35	577,503	558,942
Bear Stearns Asset-Backed Securities I Trust Class 21A3 (PAC) 6.00%	03/25/36	2,794	2,787
Bear Stearns Asset-Backed Securities I Trust Series 2005-AC6, Class 1A3 5.50%(3)	09/25/35	200,103	190,327
Bear Stearns Mortgage Funding Trust Series 2007-AR4, Class 1A1 4.16% (1 mo. USD Term SOFR + 0.514%)(2)	09/25/47	3,540,473	3,292,610
Bear Stearns Mortgage Funding Trust Series 2007-AR4, Class 2A1 3.97% (1 mo. USD Term SOFR + 0.324%)(2)	06/25/37	2,765,152	2,629,215
BRAVO Residential Funding Trust Series 2025-SR1, Class A1 3.00%(1)	03/25/45	5,979,930	5,767,264
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2B 3.43%	02/25/37	3,372,093	1,908,856
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2C 3.43%	02/25/37	807,082	456,869
C-BASS Mortgage Loan Trust Series 2007-CB3, Class A3 3.25%	03/25/37	4,851,840	1,720,021

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
C-BASS Trust Series 2006-CB9, Class A2 3.98% (1 mo. USD Term SOFR + 0.334%)(2)	11/25/36	$6,365,382	$2,934,440
C-BASS Trust Series 2007-CB1, Class AF2 3.09%	01/25/37	2,270,902	613,320
C-BASS Trust Series 2007-CB5, Class A1 3.88% (1 mo. USD Term SOFR + 0.234%)(2)	04/25/37	1,087,197	645,463
Carrington Mortgage Loan Trust Series 2006-NC4, Class A4 4.24% (1 mo. USD Term SOFR + 0.594%)(2)	10/25/36	14,364,300	12,748,510
Cascade MH Asset Trust Series 2022-MH1, Class A 4.25%(1)	08/25/54	5,469,724	5,369,857
CFMT LLC Series 2024-NR1, Class A1 6.41%(1)	11/25/29	7,982,187	7,990,636
Chase Mortgage Finance Trust Series 2007-A1, Class 8A1 6.04%(3)	02/25/37	245,231	242,453
CHL Mortgage Pass-Through Trust Series 2005-3, Class 1A2 4.34% (1 mo. USD Term SOFR + 0.694%)(2)	04/25/35	1,677,268	1,623,601
CIM Trust Series 2020-R1, Class A1 2.85%(1),(3)	10/27/59	7,151,379	6,617,695
CIM Trust Series 2020-R6, Class A1A 2.25%(1),(3)	12/25/60	3,235,324	2,955,059
CIM Trust Series 2020-R7, Class A1A 2.25%(1),(3)	12/27/61	4,966,611	4,574,092
CIM Trust Series 2021-R3, Class A1B 1.95%(1),(3)	06/25/57	18,287,000	15,728,209
CIM Trust Series 2021-R4, Class A1A 2.00%(1),(3)	05/01/61	6,259,601	5,903,964
CIM Trust Series 2021-R4, Class A1B 2.00%(1),(3)	05/01/61	10,243,493	8,487,520
CIM Trust Series 2021-R5, Class A1A 2.00%(1),(3)	08/25/61	6,261,478	5,553,992
CIM Trust Series 2025-R1, Class A1 5.00%(1)	02/25/99	7,172,155	7,103,597
Citigroup Mortgage Loan Trust Series 2005-9, Class 1A1 4.02% (1 mo. USD Term SOFR + 0.374%)(2)	11/25/35	28,793	25,900
Citigroup Mortgage Loan Trust, Inc. Series 2006-HE3, Class A2C 4.08% (1 mo. USD Term SOFR + 0.434%)(2)	12/25/36	5,567,373	3,894,153
Citigroup Mortgage Loan Trust, Inc. Series 2006-HE3, Class A2D 4.22% (1 mo. USD Term SOFR + 0.574%)(2)	12/25/36	5,949,864	4,160,889
Countrywide Alternative Loan Trust Series 2005-74T1, Class A1 6.00%	01/25/36	4,703,782	2,620,728
Countrywide Alternative Loan Trust Series 2005-76, Class 1A1 5.22% (1 yr. MTA + 1.480%)(2)	01/25/36	1,618,174	1,568,944
Countrywide Alternative Loan Trust Series 2006-HY12, Class A5 4.09%(3)	08/25/36	1,404,565	1,325,432
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR26, Class 3A1 6.48%(3)	11/25/33	144,456	141,739
Credit Suisse First Boston Mortgage Securities Corp. Series 98-1, Class A4 6.49%	09/25/28	3,690	3,688
Credit-Based Asset Servicing & Securitization LLC Series 2006-CB2, Class AF3 2.93%	12/25/36	557,629	456,351
Cross Mortgage Trust Series 2026-NQM7, Class M1 6.00%(1),(3)	06/25/71	5,000,000	4,999,370
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-AR5, Class 9A1 3.71%(3)	06/25/34	22,058	21,233
CSMC Mortgage-Backed Trust Series 2006-1, Class 1A4 5.50%	02/25/36	2,031,847	1,796,897
CSMC Mortgage-Backed Trust Series 2006-8, Class 3A1 6.00%	10/25/21	19,994	3,513
CSMC Trust Series 2022-RPL1, Class PT 4.54%(1),(3)	04/25/61	8,974,506	8,010,675
CSMCM Trust Series 2018-SP3, Class PT 4.23%(1),(3)	06/25/48	9,578,901	8,157,856
CSMCM Trust Series 2022-RPL1, Class CERT 4.23%(1)	04/25/61	379,300	317,219
DSLA Mortgage Loan Trust Class 2A1A 4.47% (1 mo. USD Term SOFR + 0.834%)(2)	01/19/45	335,049	254,352
DSLA Mortgage Loan Trust Series 2005-AR6, Class 2A1A 4.33% (1 mo. USD Term SOFR + 0.694%)(2)	10/19/45	2,581,914	2,366,845
DSLA Mortgage Loan Trust Series 2006-AR2, Class 2A1A 3.95% (1 mo. USD Term SOFR + 0.314%)(2)	10/19/36	4,478,202	3,051,307
DSLA Mortgage Loan Trust Series 2007-AR1, Class 2A1A 3.89% (1 mo. USD Term SOFR + 0.254%)(2)	03/19/37	952,729	815,668
EFMT Series 2025-INV2, Class B1 7.49%(1),(3)	05/26/70	6,876,000	6,914,677
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA6, Class B2 11.13% (30 day USD SOFR Average + 7.500%)(1),(2)	10/25/41	6,310,000	6,428,432
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA7, Class B2 11.43% (30 day USD SOFR Average + 7.800%)(1),(2)	11/25/41	6,550,000	6,713,458
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3, Class B2 9.88% (30 day USD SOFR Average + 6.250%)(1),(2)	09/25/41	5,730,000	5,790,063
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-HRP1, Class B1 12.99% (30 day USD SOFR Average + 9.364%)(1),(2)	11/25/39	3,567,740	3,673,215
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1B2 9.63% (30 day USD SOFR Average + 6.000%)(1),(2)	10/25/41	8,995,000	9,124,368

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1B2 9.13% (30 day USD SOFR Average + 5.500%)(1),(2)	12/25/41	$6,119,000	$6,235,931
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01, Class 1B2 9.63% (30 day USD SOFR Average + 6.000%)(1),(2)	12/25/41	7,125,000	7,279,792
FIGRE Trust Series 2026-HE2, Class C 5.55%(1),(3)	01/25/56	4,896,000	4,847,065
First Franklin Mortgage Loan Trust Series 2006-FF13, Class A2C 4.08% (1 mo. USD Term SOFR + 0.434%)(2)	10/25/36	11,968,527	7,709,850
First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2D 4.18% (1 mo. USD Term SOFR + 0.534%)(2)	12/25/37	556,650	517,189
First Franklin Mortgage Loan Trust Series 2006-FF5, Class M1 4.17% (1 mo. USD Term SOFR + 0.519%)(2)	04/25/36	3,860,000	3,137,863
First Franklin Mortgage Loan Trust Series 2006-FF9, Class 2A4 4.26% (1 mo. USD Term SOFR + 0.614%)(2)	06/25/36	10,218,000	9,633,268
First Franklin Mortgage Loan Trust Series 2007-FF1, Class A2D 4.20% (1 mo. USD Term SOFR + 0.554%)(2)	01/25/38	3,408,208	1,864,548
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2B 3.96% (1 mo. USD Term SOFR + 0.314%)(2)	03/25/37	472,841	222,724
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1 4.78%(3)	09/25/34	59,726	59,901
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A3 4.78%(3)	09/25/34	91,839	92,109
First Horizon Alternative Mortgage Securities Trust Series 2005-AA10, Class 1A1 4.77%(3)	12/25/35	526,658	432,772
First Horizon Alternative Mortgage Securities Trust Series 2005-AA12, Class 2A1 4.69%(3)	02/25/36	682,224	400,632
First Horizon Alternative Mortgage Securities Trust Series 2005-AA3, Class 3A1 5.14%(3)	05/25/35	490,048	463,364
First Horizon Alternative Mortgage Securities Trust Series 2005-AA7, Class 2A1 4.80%(3)	09/25/35	763,764	679,284
First Horizon Alternative Mortgage Securities Trust Series 2005-AA8, Class 2A1 4.67%(3)	10/25/35	1,203,284	632,263
First Horizon Alternative Mortgage Securities Trust Series 2005-AA9, Class 2A1 4.84%(3)	11/25/35	631,255	546,616
First Horizon Mortgage Pass-Through Trust Series 2005-AR4, Class 1A1 3.78%(3)	09/25/35	1,126,579	727,245
First Horizon Mortgage Pass-Through Trust Series 2005-AR5, Class 2A1 5.48%(3)	11/25/35	382,161	278,626
First Horizon Mortgage Pass-Through Trust Series 2007-AR2, Class 1A2 6.12%(3)	08/25/37	45,502	9,114
GCAT Trust Series 2025-NQM2, Class B1 7.17%(1),(3)	04/25/70	4,030,000	4,045,740
GMACM Mortgage Loan Trust Series 2005-AR5, Class 3A1 4.63%(3)	09/19/35	765,865	613,596
GMACM Mortgage Loan Trust Series 2006-AR1, Class 1A1 3.70%(3)	04/19/36	2,108,447	1,742,068
GreenPoint Manufactured Housing Series 2000-1, Class A4 8.14%(3)	03/20/30	3,074,790	1,520,368
GreenPoint Mortgage Funding Trust Class 2A1A 4.16% (1 mo. USD Term SOFR + 0.514%)(2)	03/25/47	6,725,986	6,373,084
GSAMP Trust Series 2007-FM2, Class A1 3.90% (1 mo. USD Term SOFR + 0.254%)(2)	01/25/37	14,961,962	9,286,246
GSR Mortgage Loan Trust Series 2005-7F, Class 3A3 (I/O) (I/F) 1.74% (-1 mo. USD Term SOFR + 5.386%)(2)	09/25/35	7,625	367
GSR Mortgage Loan Trust Series 2005-AR4, Class 5A1 5.06%(3)	07/25/35	130,951	126,399
GSR Mortgage Loan Trust Series 2006-AR2, Class 2A1 4.04%(3)	04/25/36	131,370	76,057
HarborView Mortgage Loan Trust Class 1A1A 3.95% (1 mo. USD Term SOFR + 0.314%)(2)	08/19/37	7,411,583	6,638,267
HarborView Mortgage Loan Trust Class 2A1A 4.37% (1 mo. USD Term SOFR + 0.734%)(2)	11/19/35	691,127	443,489
HarborView Mortgage Loan Trust Series 2006-7, Class 1A 4.17% (1 mo. USD Term SOFR + 0.534%)(2)	09/19/46	6,968,420	6,231,277
HSI Asset Securitization Corp. Trust Series 2006-HE1, Class 1A1 4.04% (1 mo. USD Term SOFR + 0.394%)(2)	10/25/36	10,032,011	2,632,649
HSI Asset Securitization Corp. Trust Series 2006-HE2, Class 1A 4.02% (1 mo. USD Term SOFR + 0.374%)(2)	12/25/36	23,650,123	8,984,176
HSI Asset Securitization Corp. Trust Series 2006-WMC1, Class A1 3.86% (1 mo. USD Term SOFR + 0.214%)(2)	07/25/36	9,246,176	3,885,464

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
HSI Asset Securitization Corp. Trust Series 2006-WMC1, Class A2 3.96% (1 mo. USD Term SOFR + 0.314%)(2)	07/25/36		$10,233,736	$4,323,128
HSI Asset Securitization Corp. Trust Series 2006-WMC1, Class A4 4.26% (1 mo. USD Term SOFR + 0.614%)(2)	07/25/36		8,948,923	3,827,123
Impac CMB Trust Series 2005-2, Class 1A1 4.28% (1 mo. USD Term SOFR + 0.634%)(2)	04/25/35		918,301	918,698
IndyMac INDX Mortgage Loan Trust Class 1A1A 4.32% (1 mo. USD Term SOFR + 0.674%)(2)	07/25/35		6,821,553	4,871,118
IndyMac INDX Mortgage Loan Trust Series 2005-AR19, Class A1 3.60%(3)	10/25/35		1,441,632	1,143,953
IndyMac INDX Mortgage Loan Trust Series 2006-AR27, Class 1A3 4.30% (1 mo. USD Term SOFR + 0.654%)(2)	10/25/36		4,445,908	1,769,349
IndyMac INDX Mortgage Loan Trust Series 2006-AR4, Class A2A 4.26% (1 mo. USD Term SOFR + 0.614%)(2)	05/25/46		7,526,985	7,538,765
IndyMac INDX Mortgage Loan Trust Series 2006-AR9, Class 3A3 3.37%(3)	06/25/36		2,191,266	1,825,313
IndyMac INDX Mortgage Loan Trust Series 2007-FLX4, Class 2A1 4.12% (1 mo. USD Term SOFR + 0.474%)(2)	07/25/37		8,845,281	8,352,069
JPMorgan Mortgage Acquisition Corp. Series 2006-WMC4, Class A1A 4.02% (1 mo. USD Term SOFR + 0.374%)(2)	12/25/36		6,104,009	3,873,615
JPMorgan Mortgage Acquisition Corp. Series 2006-WMC4, Class A4 4.06% (1 mo. USD Term SOFR + 0.414%)(2)	12/25/36		7,956,235	4,046,139
JPMorgan Mortgage Trust Series 2006-A3, Class 2A1 4.78%(3)	05/25/36		12,873	10,813
Knock Issuer Trust Series 2025-1, Class A1 7.12%(1)	02/25/30		2,835,000	2,849,676
Lehman XS Trust Class 1A5A 4.18% (1 mo. USD Term SOFR + 0.534%)(2)	06/25/46		2,476,115	2,445,635
Lehman XS Trust Series 2006-17, Class 1A3 4.26% (1 mo. USD Term SOFR + 0.614%)(2)	08/25/46		9,477,348	8,885,389
Lehman XS Trust Series 2007-18N, Class 1A1 5.46% (1 mo. USD Term SOFR + 1.814%)(2)	10/25/37		1,814,096	1,801,116
Long Beach Mortgage Loan Trust Series 2006-2, Class 1A 4.12% (1 mo. USD Term SOFR + 0.474%)(2)	03/25/46		4,670,164	4,122,730
Long Beach Mortgage Loan Trust Series 2006-9, Class 2A2 3.98% (1 mo. USD Term SOFR + 0.334%)(2)	10/25/36		45,577,091	14,111,169
MA Money Residential Securitisation Trust Series 2026-1, Class E 7.20% (1 mo. AUD Bank Bill Swap + 2.900%)(2),(10)	12/20/67	AUD	3,950,000	2,712,670
MASTR Adjustable Rate Mortgages Trust Series 2003-7, Class 3A1 5.89%(3)	11/25/33		39,886	39,849
MASTR Adjustable Rate Mortgages Trust Series 2004-15, Class 8A1 5.07%(3)	10/25/34		21,459	21,513
MASTR Adjustable Rate Mortgages Trust Series 2004-3, Class 3A3 5.19%(3)	04/25/34		16,060	15,761
MASTR Adjustable Rate Mortgages Trust Series 2006-OA2, Class 1A1 4.54% (1 yr. MTA + 0.800%)(2)	12/25/46		13,089,925	9,838,076
MASTR Asset-Backed Securities Trust Series 2006-WMC1, Class A3 4.12% (1 mo. USD Term SOFR + 0.474%)(2)	02/25/36		14,604,625	4,679,761
MASTR Asset-Backed Securities Trust Series 2007-HE1, Class A4 4.32% (1 mo. USD Term SOFR + 0.674%)(2)	05/25/37		3,150,000	2,734,689
MASTR Asset-Backed Securities Trust Series 2007-WMC1, Class A2 3.86% (1 mo. USD Term SOFR + 0.214%)(2)	01/25/37		15,238,305	4,176,061
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR2, Class A2 4.18% (1 mo. USD Term SOFR + 0.534%)(2)	04/25/37		5,112,007	4,148,112
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2C 4.26% (1 mo. USD Term SOFR + 0.614%)(2)	04/25/37		14,827,651	5,330,938
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-4, Class 2A4 4.26% (1 mo. USD Term SOFR + 0.614%)(2)	07/25/37		311,171	314,526
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-5, Class 1A 5.46% (1 mo. USD Term SOFR + 1.814%)(2)	10/25/37		19,342,965	11,837,813
Merrill Lynch Mortgage Investors Trust Series 2003-A6, Class 2A 6.73%(3)	10/25/33		47,506	46,910

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Merrill Lynch Mortgage-Backed Securities Trust Series 2007-2, Class 1A1 6.20% (1 yr. CMT + 2.400%)(2)	08/25/36		$430,982	$371,194
Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE4, Class A3 4.06% (1 mo. USD Term SOFR + 0.414%)(2)	06/25/36		7,817,549	3,814,891
Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE4, Class A4 4.24% (1 mo. USD Term SOFR + 0.594%)(2)	06/25/36		8,339,560	4,085,763
Morgan Stanley ABS Capital I, Inc. Trust Series 2007-NC3, Class A2C 3.95% (1 mo. USD Term SOFR + 0.304%)(2)	05/25/37		17,031,772	13,018,512
Morgan Stanley Capital I, Inc. Trust Series 2006-NC2, Class A2D 4.34% (1 mo. USD Term SOFR + 0.694%)(2)	02/25/36		14,839	14,840
Morgan Stanley Home Equity Loan Trust Series 2006-3, Class A4 4.28% (1 mo. USD Term SOFR + 0.634%)(2)	04/25/36		9,781,492	6,680,522
Morgan Stanley Mortgage Loan Trust Series 2004-7AR, Class 2A4 4.81%(3)	09/25/34		75,774	74,336
Morgan Stanley Mortgage Loan Trust Series 2006-2, Class 1A 5.25%	02/25/21		32,058	29,367
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM3, Class M1 5.86%(1),(3)	03/25/71		6,770,000	6,726,301
Mortgage House RMBS Osmium Series 2025-1, Class F 9.20% (1 mo. AUD Bank Bill Swap + 4.900%)(2)	11/15/66	AUD	3,353,291	2,355,917
MortgageIT Trust Series 2005-2, Class 2A 5.38% (1 mo. USD Term SOFR + 1.764%)(2)	05/25/35		349,785	344,068
New Residential Mortgage Loan Trust Series 2026-NQM3, Class M1 5.42%(1),(3)	02/25/66		6,970,000	6,810,352
New York Mortgage Trust Series 2005-3, Class A1 4.24% (1 mo. USD Term SOFR + 0.594%)(2)	02/25/36		45,551	45,559
NLT Trust Series 2021-INV2, Class A3 1.52%(1),(3)	08/25/56		5,188,980	4,571,343
NLT Trust Series 2025-CES1, Class M1 5.92%(1),(3)	08/25/60		3,665,000	3,648,547
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR4, Class 4A1 4.31%(3)	08/25/35		612,051	578,106
NYMT Loan Trust Series 2025-CP1, Class M2A 3.75% (1),(3)	11/25/69		2,400,000	2,229,370
Oakwood Mortgage Investors, Inc. Series 2000-A, Class A5 8.16%(3)	09/15/29		10,211,723	953,326
OBX Trust Series 2025-NQM20, Class M1 5.80%(1),(3)	10/25/65		6,450,000	6,372,007
OBX Trust Series 2026-NQM8, Class M1 5.79%(1),(3)	05/25/66		3,320,000	3,308,644
Option One Mortgage Loan Trust Series 2007-4, Class 2A2 3.94% (1 mo. USD Term SOFR + 0.294%)(2)	04/25/37		11,226,268	6,423,224
Option One Mortgage Loan Trust Series 2007-5, Class 2A2 4.10% (1 mo. USD Term SOFR + 0.284%)(2)	05/25/37		15,879,495	8,501,584
Ownit Mortgage Loan Trust Series 2006-2, Class A1 3.37% (1 mo. USD Term SOFR + 0.534%)(2)	01/25/37		1,207,777	1,186,375
PHH Alternative Mortgage Trust Series 2007-2, Class 1A4 4.36% (1 mo. USD Term SOFR + 0.714%)(2)	05/25/37		3,894,765	3,551,244
Polaris PLC Series 2026-1A, Class F 7.56% (1 day GBP SONIA + 3.830%)(1),(2)	06/27/70	GBP	954,000	1,275,645
Polaris PLC Series 2026-2A, Class X1 5.95% (1 day GBP SONIA + 2.220%)(1),(2)	03/27/69	GBP	3,250,000	4,331,155
Popular ABS Mortgage Pass-Through Trust Series 2007-A, Class A3 4.38% (1 mo. USD Term SOFR + 0.424%)(2)	06/25/47		3,200,784	2,994,462
PRET LLC Series 2025-NPL9, Class A1 5.39%(1)	08/25/55		6,539,665	6,546,999
Pretium Mortgage Credit Partners LLC Series 2025-NPL6, Class A1 5.74%(1)	06/25/55		4,310,058	4,316,990
Pretium Mortgage Credit Partners LLC Series 2026-NPL1, Class A1 5.18%(1)	01/25/56		3,277,510	3,252,508
Pretium Mortgage Credit Partners LLC Series 2026-NPL4, Class A1 5.51%(1)	04/25/56		6,219,081	6,207,127
Pretium Mortgage Credit Partners LLC Series 2026-NPL5, Class A1 5.71%(1)	04/25/56		3,930,066	3,933,767
Pretium Mortgage Credit Partners LLC Series 2026-NPL6, Class A1 5.69%(1)	05/25/56		6,643,845	6,642,912
Pretium Mortgage Credit Partners LLC Series 2026-RN1, Class A1 5.67%(1)	06/25/66		4,582,066	4,587,891
PRPM LLC Series 2024-RPL1, Class M1 4.24%(1),(3)	12/25/64		6,782,000	6,646,156
PRPM LLC Series 2025-RPL3, Class M1 3.25%(1)	04/25/55		3,000,000	2,861,568
PRPM Trust Series 2023-NQM3, Class B2 7.32%(1),(3)	11/25/68		2,350,000	2,359,074
RAAC Trust Series 2005-SP1, Class 4A1 7.00%	09/25/34		16,242	8,109
RALI Trust Series 2005-QA13, Class 2A1 5.13%(3)	12/25/35		987,999	821,795
RALI Trust Series 2005-QA7, Class A21 5.01%(3)	07/25/35		281,948	265,481
RALI Trust Series 2005-QA8, Class CB21 5.04%(3)	07/25/35		437,996	214,102
RALI Trust Series 2006-QS13, Class 2A1 5.75%	09/25/21		1,311	589

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
RALI Trust Series 2006-QS16, Class A6 6.00%	11/25/36		$255,731	$205,007
RALI Trust Series 2007-QA3, Class A1 3.96% (1 mo. USD Term SOFR + 0.314%)(2)	05/25/37		11,196,128	10,739,289
RALI Trust Series 2007-QH6, Class A1 4.14% (1 mo. USD Term SOFR + 0.494%)(2)	07/25/37		5,296,287	5,082,183
RALI Trust Series 2007-QS1, Class 2AV (I/O) 0.17%(3)	01/25/37		1,096,116	7,336
RCKT Mortgage Trust Series 2025-CES8, Class B1A 6.04%(1),(3)	08/25/55		4,200,000	4,154,877
Reneu Redi Q-1 Trust Series 2026-RTL1, Class A1 5.89%(1)	06/25/41		5,665,000	5,669,768
Residential Asset Securitization Trust Series 2006-A9CB, Class A9 (PAC) 6.00%	09/25/36		4,931,211	1,307,305
RFMSI Trust Series 2007-SA2, Class 1A 5.07%(3)	04/25/37		132,667	67,967
Saxon Asset Securities Trust Series 2007-2, Class A2C 4.00% (1 mo. USD Term SOFR + 0.354%)(2)	05/25/47		10,466,405	7,555,516
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF4 2.80%	01/25/36		3,068,694	2,617,503
Securitized Asset-Backed Receivables LLC Trust Series 2006-WM4, Class A1 4.14% (1 mo. USD Term SOFR + 0.494%)(1),(2)	11/25/36		7,571,161	3,298,364
Securitized Asset-Backed Receivables LLC Trust Series 2007-BR2, Class A2 4.22% (1 mo. USD Term SOFR + 0.574%)(2)	02/25/37		5,178,992	2,307,243
Securitized Asset-Backed Receivables LLC Trust Series 2007-BR4, Class A2B 4.16% (1 mo. USD Term SOFR + 0.514%)(2)	05/25/37		7,984,129	4,874,497
Securitized Asset-Backed Receivables LLC Trust Series 2007-NC1, Class A2B 4.06% (1 mo. USD Term SOFR + 0.414%)(2)	12/25/36		4,892,889	2,464,442
Soundview Home Loan Trust Series 2007-OPT1, Class 2A3 3.97% (1 mo. USD Term SOFR + 0.324%)(2)	06/25/37		15,148,803	10,517,991
Soundview Home Loan Trust Series 2007-WMC1, Class 3A3 4.28% (1 mo. USD Term SOFR + 0.634%)(2)	02/25/37		903,801	242,132
Specialty Underwriting & Residential Finance Trust Series 2007-BC2, Class A1 4.22% (1 mo. USD Term SOFR + 0.574%)(2)	04/25/37		16,657,793	12,316,157
STARM Mortgage Loan Trust Series 2007-4, Class 3A1 4.46%(3)	10/25/37		529,912	471,640
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 2A 4.56%(3)	09/25/34		137,324	134,466
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2, Class 4A2 4.75%(3)	03/25/34		377,437	361,686
Structured Adjustable Rate Mortgage Loan Trust Series 2005-12, Class 3A1 4.58%(3)	06/25/35		116,468	97,258
Structured Adjustable Rate Mortgage Loan Trust Series 2005-7, Class 1A3 4.31%(3)	04/25/35		1,213,308	1,099,319
Structured Asset Investment Loan Trust Series 2004-6, Class A3 4.56% (1 mo. USD Term SOFR + 0.914%)(2)	07/25/34		4,457,400	4,547,325
Structured Asset Mortgage Investments II Trust Class A1BG 3.88% (1 mo. USD Term SOFR + 0.234%)(2)	08/25/36		4,848,448	4,325,826
Structured Asset Mortgage Investments II Trust Series 2006-AR5, Class 1A1 4.18% (1 mo. USD Term SOFR + 0.534%)(2)	05/25/36		165,221	105,552
Structured Asset Securities Corp. Mortgage Loan Trust Class 2A1A 5.48% (1 mo. USD Term SOFR + 1.864%)(2)	03/25/35		543,218	542,401
Together Asset-Backed Securitisation PLC Series 2024-2ND1A, Class E 8.46% (1 day GBP SONIA + 4.730%)(1),(2)	08/20/55	GBP	3,900,000	5,324,329
Towd Point Mortgage Trust Series 2017-4, Class B1 3.63%(1),(3)	06/25/57		8,650,000	7,569,441
Towd Point Mortgage Trust Series 2019-1, Class B1 3.77%(1),(3)	03/25/58		7,087,000	5,737,413
Twin Bridges PLC Series 2026-1A, Class X 0.00% (-1 day GBP SONIA + 2.470%)(1),(2),(6),(7)	10/17/71	GBP	2,700,000	3,597,933
VCAT LLC Series 2026-NPL1, Class A1 5.10%(1)	01/25/56		5,097,159	5,062,332
VCAT LLC Series 2026-NPL2, Class A1 5.06%(1)	02/25/56		6,017,547	5,987,975
VCAT LLC Series 2026-NPL3, Class A1 5.57%(1)	05/25/56		6,505,622	6,516,950
Visio Trust Series 2023-2, Class B1 7.70%(1),(3)	10/25/58		6,088,000	6,083,259
WaMu Asset-Backed Certificates Trust Series 2007-HE1, Class 2A2 3.98% (1 mo. USD Term SOFR + 0.334%)(2)	01/25/37		4,611,091	2,069,874
WaMu Mortgage Pass-Through Certificates Trust Class 1A1A 3.98% (1 yr. MTA + 0.940%)(2)	05/25/46		1,055,367	950,000
WaMu Mortgage Pass-Through Certificates Trust Class 2A21 4.42% (1 mo. USD Term SOFR + 0.774%)(2)	01/25/45		157,836	155,446

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR13, Class A1A 4.48% (1 mo. USD Term SOFR + 0.834%)(2)	11/25/34		$59,357	$59,034
WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR14, Class A1 4.88%(3)	01/25/35		220,315	215,155
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR14, Class 2A1 4.68%(3)	12/25/35		6,989	6,532
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR16, Class 1A3 4.38%(3)	12/25/35		526,560	497,387
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR3, Class A1A 4.74% (1 yr. MTA + 1.000%)(2)	02/25/46		2,577,401	2,399,905
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR7, Class 2A 4.72% (1 yr. MTA + 0.980%)(2)	07/25/46		1,887,487	1,784,499
WaMu Mortgage Pass-Through Certificates Trust Series 2007-HY3, Class 1A1 3.63%(3)	03/25/37		1,168,014	988,481
Washington Mutual Asset-Backed Certificates Trust Series 2007-HE2, Class 2A2 4.20% (1 mo. USD Term SOFR + 0.554%)(2)	02/25/37		26,758,585	7,998,789
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2007-OC1, Class A1 4.24% (1 mo. USD Term SOFR + 0.594%)(2)	01/25/47		3,557,050	3,328,055
Wells Fargo Alternative Loan Trust Series 2007-PA5, Class 1A1 6.25%	11/25/37		900,208	771,414
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2007-1, Class A3 4.40% (1 mo. USD Term SOFR + 0.754%)(2)	03/25/37		4,690,000	4,395,908
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR14, Class 2A1 6.49%(3)	10/25/36		169,710	157,498
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR4, Class 1A1 5.71%(3)	04/25/36		43,507	42,967

Total Residential Mortgage-backed Securities — Non-agency (Cost: $980,072,007)				788,567,938

CORPORATE BONDS—18.3%

Aerospace/Defense — 0.1%
General Electric Co. 4.39% (3 mo. USD Term SOFR + 0.742%)(2)	08/15/36		2,589,000	2,445,000

Agriculture — 0.3%
Altria Group, Inc. 4.88%	02/04/28		2,195,000	2,205,733
Imperial Brands Finance PLC (United Kingdom) 4.50%(1)	06/30/28		6,815,000	6,797,554

				9,003,287

Airlines — 0.1%
American Airlines Pass-Through Trust Series 2015-2, Class AA 3.60%	03/22/29		1,492,340	1,471,582
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%(1)	04/20/29		1,065,000	1,067,588

				2,539,170

Auto Manufacturers — 0.1%
Volkswagen Group of America Finance LLC (Germany) 5.65%(1)	03/25/32		275,000	278,935
Volkswagen International Finance NV (Germany) 7.88% (9 yr. EUR Swap + 4.783%)(2),(10),(12)	09/06/32	EUR	2,100,000	2,731,202

				3,010,137

Auto Parts & Equipment — 0.0%
Robert Bosch GmbH (Germany) 4.38%(10)	06/02/43	EUR	700,000	795,180

Banks — 1.8%
Bank of America Corp.
1.92% (1 day USD SOFR + 1.370%)(2)	10/24/31		1,905,000	1,690,745
2.65% (1 day USD SOFR + 1.220%)(2)	03/11/32		130,000	117,892
4.38% (5 yr. CMT + 2.760%)(2),(12)	01/27/27		2,340,000	2,330,827
4.57% (3 mo. USD Term SOFR + 0.912%)(2)	12/01/26		4,400,000	4,406,644
Citibank NA 4.91%	05/29/30		1,565,000	1,582,763
Goldman Sachs Group, Inc. 1.95% (1 day USD SOFR + 0.913%)(2)	10/21/27		4,295,000	4,261,671
JPMorgan Chase & Co.
1.76% (3 mo. USD Term SOFR + 1.105%)(2)	11/19/31		2,842,000	2,504,257
2.07% (1 day USD SOFR + 1.015%)(2)	06/01/29		4,005,000	3,820,049
2.55% (1 day USD SOFR + 1.180%)(2)	11/08/32		2,625,000	2,334,964
4.98% (1 day USD SOFR + 0.930%)(2)	07/22/28		5,722,000	5,747,577
Morgan Stanley 1.79% (1 day USD SOFR + 1.034%)(2)	02/13/32		75,000	65,269
Morgan Stanley Private Bank NA
4.20% (1 day USD SOFR + 0.780%)(2)	11/17/28		2,160,000	2,150,086
4.47% (1 day USD SOFR + 1.020%)(2)	11/19/31		5,550,000	5,456,038
4.73% (1 day USD SOFR + 1.080%)(2)	07/18/31		5,230,000	5,207,459
PNC Financial Services Group, Inc. 3.40% (5 yr. CMT + 2.595%)(2),(12)	09/15/26		1,980,000	1,971,387
Wells Fargo & Co.
3.53% (1 day USD SOFR + 1.510%)(2)	03/24/28		3,864,000	3,836,565
4.84% (1 day USD SOFR + 0.970%)(2)	05/20/32		1,815,000	1,809,283

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
Banks (Continued)
5.50% (1 day USD SOFR + 1.780%)(2)	01/23/35		$70,000	$71,396

				49,364,872

Beverages — 0.2%
Becle SAB de CV (Mexico) 2.50%(1)	10/14/31		4,450,000	3,826,288
Heineken NV 4.24%(10)	11/14/45	EUR	800,000	896,320
Maple Parent Holdings Corp. 4.73%(1)	03/26/35	EUR	1,555,000	1,823,735

				6,546,343

Building Materials — 0.1%
JH North America Holdings, Inc.
5.88%(1)	01/31/31		130,000	130,651
6.13%(1)	07/31/32		1,400,000	1,413,160

Total Building Materials (Cost: $1,514,685)				1,543,811

Chemicals — 0.4%
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2 6.50%(1)	06/15/33	EUR	1,200,000	1,386,283
FIS Fabbrica Italiana Sintetici SpA 5.25%(1)	02/05/31	EUR	1,200,000	1,389,316
International Flavors & Fragrances, Inc. 2.30%(1)	11/01/30		7,835,000	7,071,871
Itelyum Regeneration SpA (Italy) 5.75%(10)	04/15/30	EUR	1,080,000	1,253,866

				11,101,336

Commercial Services — 0.7%
AA Bond Co. Ltd. (United Kingdom) 5.50%(10)	07/31/50	GBP	985,000	1,292,045
Albion Financing 1 Sarl/Aggreko Holdings, Inc. (Luxemburg) 7.00%(1)	05/21/30		780,000	808,493
BCP V Modular Services Finance II PLC (United Kingdom) 6.50%(10)	07/10/31	EUR	705,000	703,073
Dalrymple Bay Finance Pty. Ltd. (Australia) 6.23%	03/24/31	AUD	740,000	523,233
EquipmentShare.com, Inc. 7.13%(1),(7)	07/01/34		566,000	556,536
Global Payments, Inc. 4.50%	11/15/28		4,170,000	4,120,961
RAC Bond Co. PLC (United Kingdom) 8.25%(10)	05/06/46	GBP	500,000	703,316
Raven Acquisition Holdings LLC 6.88%(1)	11/15/31		800,000	782,464
Rentokil Terminix Funding LLC 5.00%(1)	04/28/30		2,600,000	2,608,320
Rollins, Inc. 5.25%	02/24/35		2,370,000	2,369,550
VT Topco, Inc. 8.50%(1)	08/15/30		2,539,000	2,582,772
WestConnex Finance Co. Pty. Ltd. (Australia) 6.41%	04/30/36	AUD	1,140,000	804,032

				17,854,795

Computers — 0.3%
Dell International LLC/EMC Corp.
4.75%	04/01/28		4,110,000	4,122,864
5.00%	04/01/30		760,000	766,810
Gartner, Inc. 3.75%(1)	10/01/30		4,230,000	3,875,737

				8,765,411

Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 3.00%	10/29/28		10,100,000	9,728,118
American Express Co. 3.55% (5 yr. CMT + 2.854%)(2),(12)	09/15/26		2,350,000	2,340,953
Avolon Holdings Funding Ltd. (Ireland) 2.53%(1)	11/18/27		2,317,000	2,250,270
First Eagle Holdings, Inc. 7.25%(1)	08/15/32		1,853,000	1,868,676

				16,188,017

Electric — 2.0%
Alliant Energy Corp. 5.75% (5 yr. CMT + 2.077%)(2)	04/01/56		5,470,000	5,411,198
Alliant Energy Finance LLC 3.60%(1)	03/01/32		8,130,000	7,552,120
Alpha Generation LLC 6.25%(1)	01/15/34		294,000	289,528
American Electric Power Co., Inc. 5.80% (5 yr. CMT + 2.128%)(2)	03/15/56		8,235,000	8,191,107
Amprion GmbH (Germany) 4.58%(10)	01/15/46	EUR	1,100,000	1,268,018
Ausgrid Finance Pty. Ltd. (Australia) 5.95%(10)	12/10/35	AUD	1,240,000	856,082
CenterPoint Energy, Inc. 5.95% (5 yr. CMT + 2.223%)(2)	04/01/56		2,000,000	1,998,180
Comision Federal de Electricidad (Mexico) 3.35%(10)	02/09/31		650,000	585,403
Dominion Energy, Inc. 6.00% (5 yr. CMT + 2.262%)(2)	02/15/56		6,130,000	6,153,539
Electricite de France SA
4.75%(10)	06/17/44	EUR	3,400,000	3,943,391
5.64%(10)	08/28/35	AUD	830,000	563,512
7.38% (5 yr. U.K. Government Bond + 3.775%)(2),(10),(12)	06/17/35	GBP	300,000	416,885
9.13% (5 yr. CMT + 5.411%)(1),(2),(12)	03/15/33		760,000	883,143
Elia Group SA (Belgium) 3.88%(10)	06/11/31	EUR	600,000	696,860
EnBW Energie Baden-Wuerttemberg AG 4.50% (5 yr. EURIBOR ICE Swap + 1.846%)(2),(10)	02/10/56	EUR	1,200,000	1,358,803
Enel SpA (Italy) 4.50% (5 yr. EURIBOR ICE Swap + 1.821%)(2),(10),(12)	10/14/34	EUR	1,390,000	1,566,621
FirstEnergy Transmission LLC 2.87%(1)	09/15/28		3,153,000	3,029,686
MVM Energetika Zrt (Hungary) 6.50%(10)	03/13/31		853,000	891,667
Southern Co. 3.75% (5 yr. CMT + 2.915%)(2)	09/15/51		1,000,000	997,580
Southwestern Electric Power Co. 4.10%	09/15/28		2,190,000	2,165,165
Trans-Allegheny Interstate Line Co. 5.00%(1)	01/15/31		3,615,000	3,644,462

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value

Electric (Continued)
Vistra Operations Co. LLC 6.88%(1)	04/15/32		$540,000	$559,694

				53,022,644

Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc. 6.00%(1)	09/15/33		1,900,000	1,830,118

Engineering & Construction — 0.1%
Heathrow Funding Ltd. (United Kingdom) 3.88%(10)	01/16/38	EUR	885,000	1,000,083
Sydney Airport Finance Co. Pty. Ltd. (Australia) 5.90%(10)	04/19/34	AUD	790,000	550,328

				1,550,411

Entertainment — 0.3%
Caesars Entertainment, Inc.
6.00%(1)	10/15/32		1,175,000	1,065,972
6.50%(1)	02/15/32		820,000	799,762
FDJ United (France) 3.38%(10)	11/21/33	EUR	2,300,000	2,571,766
Flutter Treasury DAC (Ireland) 5.00%(1)	04/29/29	EUR	500,000	583,437
Great Canadian Gaming Corp./Raptor LLC (Canada) 8.75%(1)	11/15/29		710,000	711,143
Rivers Enterprise Borrower LLC 6.25%(1)	10/15/30		1,370,000	1,388,742
Voyager Parent LLC 9.25%(1)	07/01/32		554,000	586,320

				7,707,142

Environmental Control — 0.3%
GFL Environmental Holdings U.S., Inc. 5.63%(1)	07/01/31		2,713,000	2,714,791
GFL Environmental, Inc. 4.00%(1)	08/01/28		625,000	610,937
Luna 1.5 Sarl (Luxemburg) 10.50%(10)	07/01/32	EUR	1,000,000	1,217,786
Luna 2 5 Sarl (Luxemburg)
5.50%(1)	07/01/32	EUR	1,335,000	1,549,750
5.50%(10)	07/01/32	EUR	800,000	928,689
Seche Environnement SACA (France)
4.50%(10)	03/25/30	EUR	470,000	543,176
5.87% (5 yr. EURIBOR ICE Swap + 3.707%)(2),(10),(12)	01/09/31	EUR	1,100,000	1,263,214

				8,828,343

Financial — 0.5%
Big Sky Funding LLC 5.75% (7),(8)	06/30/34		6,740,000	6,773,700
Nomura Corporate Funding Americas LLC 0.00% (4),(8)	10/27/26		5,499,472	5,493,423

Total Financial (Cost: $12,239,472)				12,267,123

Food — 0.4%
General Mills, Inc. 5.25% (5 yr. EURIBOR ICE Swap + 2.390%)(2)	07/16/56	EUR	1,175,000	1,329,098
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%	05/15/32		2,940,000	2,612,072
6.75%	03/15/34		224,000	244,061
Magnum Icc Finance BV (Netherlands) 3.25%(10)	11/26/31	EUR	885,000	1,000,134
Pilgrim’s Pride Corp.
3.50%	03/01/32		1,163,000	1,059,098
4.25%	04/15/31		1,035,000	993,279
6.25%	07/01/33		3,200,000	3,340,736
Roquette Freres SA (France) 6.00% (5 yr. EURIBOR ICE Swap + 3.098%)(2),(10),(12)	01/21/32	EUR	600,000	692,490

				11,270,968

Gas — 0.1%
Nortegas Energia Grupo SL (Spain) 4.13%(10)	01/21/33	EUR	900,000	1,029,958
Northwest Natural Holding Co. 7.00% (5 yr. CMT + 2.701%)(2)	09/15/55		869,000	902,639
Redexis SA (Spain) 4.38%(10)	05/30/31	EUR	1,100,000	1,284,745

				3,217,342

Health Care-Products — 0.5%
Medline Borrower LP 3.88%(1)	04/01/29		9,625,000	9,348,474
Molnlycke Holding AB (Sweden) 4.25%(10)	06/11/34	EUR	970,000	1,139,820
Sartorius Finance BV (Germany)
4.50%(10)	09/14/32	EUR	200,000	238,742
4.88%(10)	09/14/35	EUR	2,000,000	2,429,695

				13,156,731

Health Care-Services — 0.2%
Charlotte Buyer, Inc. 8.00%(1)	06/30/31		919,000	931,269
Horseshoe Funding Trust I 6.06%(1)	02/15/36		1,195,000	1,214,287
Kedrion SpA (Italy) 6.50%(1)	09/01/29		45,000	44,585
Mehilainen Yhtiot OYJ (Finland) 5.13%(1)	06/30/32	EUR	660,000	762,433
ModivCare, Inc. 1.00%(1),(3),(5),(9)	10/01/29		5,514,600	82,719
Universal Health Services, Inc.
1.65%	09/01/26		1,500,000	1,494,945
2.65%	01/15/32		590,000	515,271

				5,045,509

Household Products/Wares — 0.1%
Spectrum Brands, Inc. 3.88%(1)	03/15/31		2,027,000	1,778,895

Housewares — 0.0%
Newell Brands, Inc. 7.38%	04/01/36		825,000	839,083

Insurance — 0.4%
Acrisure LLC/Acrisure Finance, Inc.
7.50%(1)	11/06/30		1,300,000	1,233,739
8.25%(1)	02/01/29		853,000	803,432
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%(1)	10/01/31		521,000	519,937
7.00%(1)	01/15/31		319,000	324,327
7.38%(1)	10/01/32		803,000	798,583
Ardonagh Finco Ltd. 7.75%(1)	02/15/31		785,000	794,758
Farmers Exchange Capital 7.20%(1)	07/15/48		150,000	154,625

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value

Insurance (Continued)
Farmers Exchange Capital II 6.15% (3 mo. USD Term SOFR + 4.006%)(1),(2)	11/01/53		$2,500,000	$2,435,900
Farmers Insurance Exchange
4.75% (3 mo. USD LIBOR + 3.231%)(1),(2)	11/01/57		3,800,000	3,266,936

				10,332,237

Internet — 1.3%
Alphabet, Inc.
3.50%	11/06/38	EUR	1,770,000	1,954,169
4.00%	11/06/44	EUR	1,700,000	1,887,207
4.50%	05/11/45	EUR	1,250,000	1,461,423
Amazon.com, Inc.
4.85%	03/16/64	EUR	3,250,000	3,803,231
5.80%	03/13/56		2,025,000	2,008,395
Booking Holdings, Inc.
3.88%	03/21/45	EUR	470,000	484,513
4.00%	03/01/44	EUR	505,000	535,138
4.50%	05/11/39	EUR	975,000	1,130,870
Cerved Group SpA (Italy)
6.00%(10)	02/15/29	EUR	405,000	286,921
7.65% (3 mo. EUR EURIBOR + 5.250%)(2),(10)	02/15/29	EUR	1,540,000	1,069,280
Getty Images, Inc. 10.50%(1)	11/15/30		1,253,000	1,046,618
ION Platform Finance U.S., Inc./ION Platform Finance Sarl 8.75%(1)	05/01/29		2,202,000	1,965,285
Meta Platforms, Inc.
4.88%	11/15/35		7,600,000	7,397,536
5.25%	05/15/36		5,000,000	4,966,600
5.63%	11/15/55		1,300,000	1,178,749
6.30%	05/15/56		2,287,000	2,277,829
Snap, Inc.
6.88%(1)	03/01/33		1,000,000	975,160
6.88%(1)	03/15/34		1,500,000	1,453,620

				35,882,544

Investment Companies — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00%	06/15/30		1,493,000	1,393,984
9.75%	01/15/29		2,575,000	2,527,569

				3,921,553

Iron & Steel — 0.2%
CSN Inova Ventures (Brazil)
6.75%(10)	01/28/28		200,000	166,430
6.75%(1)	01/28/28		2,867,000	2,385,774
CSN Resources SA (Brazil)
5.88%(1)	04/08/32		4,937,000	3,054,621
8.88%(10)	12/05/30		400,000	299,772

Total Iron & Steel (Cost: $7,171,389)				5,906,597

Lodging — 0.3%
Hyatt Hotels Corp. 5.05%	03/30/28		3,700,000	3,723,162
Las Vegas Sands Corp. 5.63%	06/15/28		5,460,000	5,526,885

Total Lodging (Cost: $9,152,468)				9,250,047

Machinery-Diversified — 0.0%
Oregon Tool Lux LP 7.88%(1)	10/15/29		2,242,299	398,367

Media — 1.1%
Belo Corp. 7.25%	09/15/27		520,000	532,880
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%(1)	02/01/33		785,000	769,889
7.38%(1)	02/01/36		2,352,000	2,310,111
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%	03/01/42		1,500,000	1,037,625
4.80%	03/01/50		570,000	425,271
6.55%	06/01/34		2,347,000	2,395,653
6.65%	02/01/34		800,000	820,976
CSC Holdings LLC
4.63%(1)	12/01/30		500,000	117,660
5.75%(1)	01/15/30		376,000	89,198
6.50%(1)	02/01/29		2,378,000	1,424,993
11.75%(1)	01/31/29		3,599,000	2,208,958
DISH DBS Corp. 7.75%(4)	07/01/26		805,000	805,000
DISH Network Corp. 11.75%(1)	11/15/27		1,654,000	1,700,610
EchoStar Corp. 10.75%	11/30/29		2,391,000	2,586,130
Midcontinent Communications 8.00%(1)	08/15/32		3,352,000	2,948,051
Sinclair Television Group, Inc. 8.13%(1)	02/15/33		1,250,000	1,289,800
Sirius XM Radio LLC 4.13%(1)	07/01/30		1,350,000	1,271,457
Time Warner Cable LLC
4.50%	09/15/42		775,000	584,559
5.50%	09/01/41		820,000	702,888
Univision Communications, Inc. 8.88%(1)	04/15/33		1,340,000	1,320,637
Virgin Media O2 Vendor Financing Notes VI DAC (Ireland) 8.50%(1)	03/15/33		1,617,000	1,304,078
VZ Secured Financing BV 7.50%(1)	01/15/33		885,000	850,184
VZ Secured Financing BV (Netherlands) 5.00%(1)	01/15/32		1,630,000	1,429,640

				28,926,248

Mining — 0.1%
Corp. Nacional del Cobre de Chile 5.13%(10)	02/02/33		2,195,000	2,176,101

Miscellaneous Manufacturers — 0.2%
Dyno Nobel Ltd. (Australia) 5.40%	11/08/32	AUD	2,010,000	1,358,467
Smiths Group PLC (United Kingdom) 3.63%(10)	11/13/33	EUR	2,375,000	2,676,210

				4,034,677

Oil & Gas — 0.4%
Ecopetrol SA (Colombia)
8.38%	01/19/36		2,437,000	2,637,736
8.88%	01/13/33		718,000	787,064
KazMunayGas National Co. JSC (Kazakhstan)
3.50%(10)	04/14/33		1,186,000	1,075,026
5.38%(10)	04/24/30		1,979,000	1,998,968
Sunoco LP 7.88% (5 yr. CMT + 4.230%)(1),(2),(12)	09/18/30		3,790,000	3,943,609

				10,442,403

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 4.74%	03/11/46	EUR	1,105,000	$1,294,526

Packaging & Containers — 0.3%
Amcor Flexibles North America, Inc. 4.80%	03/17/28		2,080,000	2,087,550
Amcor Group Finance PLC 5.45%	05/23/29		2,525,000	2,575,929
Amcor U.K. Finance PLC (Australia) 3.75%	02/20/33	EUR	1,475,000	1,674,243
Ardagh Group SA (5.50% Cash or 6.50% PIK) due 5/30/26 11.00%(1)	12/01/30		897,995	858,753
Berry Global, Inc. 1.65%	01/15/27		105,000	103,418
Constantia Flexibles GmbH (Austria) 6.25%(1),(7)	07/15/32	EUR	600,000	697,134

				7,997,027

Pharmaceuticals — 0.4%
1261229 BC Ltd. 10.00%(1)	04/15/32		2,510,000	2,544,286
Bayer U.S. Finance II LLC (Germany)
4.38%(1)	12/15/28		3,059,000	3,027,462
4.63%(1)	06/25/38		2,775,000	2,529,024
CVS Health Corp.
4.78%	03/25/38		525,000	492,345
6.75% (5 yr. CMT + 2.516%)(2)	12/10/54		1,363,000	1,420,478
Dolcetto Holdco SpA (Italy) 5.63%(10)	07/14/32	EUR	655,000	754,927
LSF12 Pillar Investments U.S., Inc. 5.75%(1)	05/15/33	EUR	345,000	392,711

				11,161,233

Pipelines — 0.2%
Energy Transfer LP 6.63% (3 mo. USD Term SOFR + 4.417%)(2),(12)	02/15/28		2,751,000	2,774,933
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.16%(1)	03/31/34		890,825	794,446
ITT Holdings LLC 6.50%(1)	08/01/29		1,075,000	1,063,444
TransMontaigne Partners LLC 8.50%(1)	06/15/30		1,265,000	1,289,402
Venture Global LNG, Inc. 9.00% (5 yr. CMT + 5.440%)(1),(2),(12)	09/30/29		426,000	415,397

				6,337,622

Real Estate — 0.3%
Blackstone Property Partners Europe Holdings Sarl (Luxembourg) 1.00%(10)	05/04/28	EUR	1,120,000	1,228,508
CBRE Open-Ended Funds SCA SICAV-SIF (Luxemburg) 4.75%(10)	03/27/34	EUR	1,155,000	1,376,290
DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH (Germany) 4.88%(10)	08/21/30	EUR	1,100,000	1,283,361
Finco Opal Sarl (Luxemburg) 10.02% (3 mo. EUR EURIBOR + 7.750%)(2),(10)	03/02/30	EUR	1,300,000	1,492,533
LEG Immobilien SE (Germany)
0.88%(10)	03/30/33	EUR	400,000	375,812
1.50%(10)	01/17/34	EUR	100,000	95,601
Vonovia SE (Germany) 5.72%(10)	09/03/35	AUD	2,010,000	1,334,306

				7,186,411

REIT — 1.1%
American Tower Corp.
2.70%	04/15/31		30,000	27,299
2.90%	01/15/30		5,440,000	5,112,838
4.70%	12/15/32		4,925,000	4,845,757
Digital Dutch Finco BV (REIT) 3.88%(10)	03/15/35	EUR	1,035,000	1,159,969
Equinix Asia Financing Corp. Pte. Ltd. (REIT) 4.40%	03/15/31		2,300,000	2,249,032
GLP Capital LP/GLP Financing II, Inc. 5.75%	06/01/28		6,241,000	6,314,207
Healthcare Realty Holdings LP 3.63%	01/15/28		625,000	614,081
Host Hotels & Resorts LP (REIT) 5.70%	06/15/32		610,000	628,025
Hudson Pacific Properties LP
3.95%	11/01/27		2,422,000	2,361,838
5.95%	02/15/28		619,000	613,738
LXP Industrial Trust 2.70%	09/15/30		2,000,000	1,821,720
Realty Income Corp. (REIT) 4.88%	07/06/30	EUR	710,000	854,619
VICI Properties LP/VICI Notes Co., Inc.
3.88%(1)	02/15/29		865,000	840,538
4.13%(1)	08/15/30		113,000	108,599
WP Carey, Inc.
3.75%	05/10/35	EUR	1,210,000	1,353,014
4.25%	07/23/32	EUR	950,000	1,113,332

				30,018,606

Retail — 0.5%
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50%(1)	07/01/32		2,075,000	2,011,401
Ferrellgas LP/Ferrellgas Finance Corp. 9.25%(1)	01/15/31		2,519,000	2,657,646
FirstCash, Inc. 6.13%(1)	05/01/34		1,200,000	1,194,780
Michaels Cos., Inc.
8.50%(1)	03/15/33		1,015,000	1,005,865
11.00%(1)	03/15/34		270,000	264,581
Papa John’s International, Inc. 3.88%(1)	09/15/29		1,565,000	1,505,859
Punch Finance PLC (United Kingdom) 7.88%(10)	12/30/30	GBP	955,000	1,311,823
QXO Building Products, Inc. 6.50%(1)	07/15/31		1,350,000	1,376,500
Stonegate Pub Co. Financing PLC (United Kingdom) 8.91% (3 mo. EUR EURIBOR + 6.625%)(2),(10)	07/31/29	EUR	700,000	807,905
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.50%(1)	12/15/35		1,250,000	1,209,700

				13,346,060

Semiconductors — 0.1%
Foundry JV Holdco LLC 5.50%(1)	01/25/31		825,000	844,206
Intel Corp. 2.00%	08/12/31		2,300,000	2,005,715

				2,849,921

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
Software — 0.9%
Cloud Software Group, Inc. 8.25%(1)	06/30/32		$2,491,000	$2,334,241
Db Data Center Red Oak LLC 0.90%(8)	03/06/31		824,476	—
Fiserv, Inc.
4.55%	02/15/31		1,385,000	1,352,965
5.25%	08/11/35		2,310,000	2,251,904
5.45%	03/15/34		2,360,000	2,342,206
5.63%	08/21/33		820,000	829,487
Open Text Corp. (Canada)
3.88%(1)	12/01/29		1,120,000	1,031,106
6.90%(1)	12/01/27		5,545,000	5,671,703
Open Text Holdings, Inc. (Canada) 4.13%(1)	12/01/31		1,530,000	1,343,570
Paychex, Inc. 5.35%	04/15/32		1,290,000	1,305,674
ServiceNow, Inc. 4.70%	08/15/31		1,685,000	1,676,777
SS&C Technologies, Inc. 6.50%(1)	06/01/32		780,000	787,129
TeamSystem SpA (Italy)
5.00%(10)	07/01/31	EUR	915,000	1,010,196
6.50%(1),(7)	07/01/32	EUR	325,000	371,286
UKG, Inc. 6.88%(1)	02/01/31		1,365,000	1,326,466

				23,634,710

Telecommunications — 0.5%
Altice Financing SA (Luxembourg) 9.63%(1)	07/15/27		3,168,000	2,448,674
Global Switch Finance BV (United Kingdom) 1.38%(10)	10/07/30	EUR	4,505,000	4,766,489
Road Michigan Property Owner I LLC 7.50%(1)	03/30/45		2,660,000	2,657,366
Stingray Compute LLC 6.00%(1)	06/15/31		1,352,000	1,355,867
Vmed O2 U.K. Financing I PLC (United Kingdom) 4.75%(1)	07/15/31		431,000	354,881
Zayo Group Holdings, Inc. (5.75% Cash or 0.50% PIK) due 3/29/27 9.25%(1)	03/09/30		554,288	555,114

				12,138,391

Transportation — 0.1%
Aurizon Network Pty. Ltd. (Australia) 2.90%(10)	09/02/30	AUD	3,160,000	1,966,120
Pacific National Finance Pty. Ltd. (Australia) 3.70%	09/24/29	AUD	3,080,000	1,979,612

Total Transportation (Cost: $3,817,930)				3,945,732

Water — 0.4%
DWR Cymru Financing U.K. PLC 2.38%(10)	03/31/34	GBP	2,650,000	2,697,067
Severn Trent Utilities Finance PLC (United Kingdom) 3.88%(10)	08/04/37	EUR	1,915,000	2,149,550
South West Water Finance PLC (United Kingdom) 6.38%(10)	08/05/41	GBP	980,000	1,284,667
Yorkshire Water Finance PLC (United Kingdom)
2.75%(10)	04/18/41	GBP	200,000	169,519
6.38%(10)	11/18/34	GBP	2,395,000	3,251,587

Total Water (Cost: $9,653,353)				9,552,390

Total Corporate Bonds (Cost: $502,262,216)				490,405,071

FOREIGN GOVERNMENT BONDS — 2.8%
Abu Dhabi Government International Bonds 5.50%(1)	04/30/54		3,219,000	3,151,562
Brazil Government International Bonds
6.00%	10/20/33		830,000	835,802
6.13%	03/15/34		910,000	915,524
6.63%	03/15/35		5,435,000	5,588,267
Colombia Government International Bonds 7.75%	11/07/36		340,000	371,083
Guatemala Government Bonds
6.25%(10)	08/15/36		6,910,000	7,224,889
6.60%(10)	06/13/36		900,000	960,750
Hungary Government International Bonds 2.13%(1)	09/22/31		1,146,000	995,198
Mexico Government International Bonds
4.88%	05/19/33		1,833,000	1,742,230
5.63%	09/22/35		5,598,000	5,458,386
6.35%	02/09/35		3,151,000	3,225,553
New South Wales Treasury Corp.
5.25%(10)	02/24/38	AUD	10,555,000	7,157,918
5.25%	02/22/39	AUD	1,500,000	1,006,476
Qatar Government International Bonds
4.82%(1)	03/14/49		678,000	621,590
5.10%(1)	04/23/48		610,000	583,276
Queensland Treasury Corp. 5.25%(10)	08/13/38	AUD	5,080,000	3,423,062
Republic of South Africa Government International Bonds
4.30%	10/12/28		827,000	818,440
4.85%	09/30/29		883,000	876,854
5.88%	06/22/30		675,000	692,050
5.88%	04/20/32		864,000	884,831
Romania Government International Bonds
5.75%(10)	03/24/35		4,856,000	4,700,705
6.63%(10)	05/16/36		7,022,000	7,175,079
Treasury Corp. of Victoria
2.00%	11/20/37	AUD	3,630,000	1,764,755
5.50%	09/15/39	AUD	2,380,000	1,618,822
Turkiye Government Bonds 36.00%	08/12/26	TRY	578,630,000	12,380,850

Total Foreign Government Bonds (Cost: $74,785,398)				74,173,952

U.S. TREASURY SECURITIES — 2.8%
U.S. Treasury Bonds 5.00%	05/15/56		125,000	126,387
U.S. Treasury Notes
4.13%	06/30/28		72,310,000	72,276,105
4.13%	06/30/31		1,133,000	1,129,061
4.38%	05/15/36		1,381,000	1,373,987

Total U.S. Treasury Securities (Cost: $74,929,319)				74,905,540

BANK LOANS — 4.2%

Advertising — 0.1%
Advantage Sales & Marketing, Inc. 2026 First Out Term Loan 9.93% (3 mo. USD Term SOFR + 6.000%)(2)	04/19/30		907,999	812,659

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value
Advertising (Continued)
Research Now Group, Inc. 2024 First Lien First Out Term Loan 8.90% (3 mo. USD Term SOFR + 5.000%)(2)	07/15/28	$681,194	$649,266

Total Advertising (Cost: $1,438,737)			1,461,925

Aerospace & Defense — 0.1%
HDI Aerospace Intermediate Holding III Corp. Term Loan B 6.98% (3 mo. USD Term SOFR + 3.250%)(2)	02/11/32	523,885	525,852
TransDigm, Inc. 2023 Term Loan J 6.14% (1 mo. USD Term SOFR + 2.500%)(2)	02/28/31	1,060,905	1,062,295
TransDigm, Inc. 2025 Term Loan M 6.14% (1 mo. USD Term SOFR + 2.500%)(2)	08/19/32	1,236,753	1,238,349

Total Aerospace & Defense (Cost: $2,811,336)			2,826,496

Apparel — 0.0%
ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B 5.89% (1 mo. USD Term SOFR + 2.250%)(2)	12/21/28	782,896	784,074

Beverages — 0.2%
Arterra Wines Canada, Inc. 2020 Term Loan 7.49% (3 mo. USD Term SOFR + 3.500%)(2)	11/24/27	1,002,251	997,866
Celsius Holdings, Inc. 2025 Term Loan B 5.98% (3 mo. USD Term SOFR + 2.250%)(2)	04/01/32	503,217	506,755
Naked Juice LLC 2025 FLFO Term Loan 9.23% (3 mo. USD Term SOFR + 5.500%)(2)	01/24/29	3,494,262	3,554,172
Naked Juice LLC 2025 FLSO Term Loan 7.08% (3 mo. USD Term SOFR + 3.250%)(2)	01/24/29	43,029	28,830
Primo Brands Corp. 2026 Term Loan B 6.48% (3 mo. USD Term SOFR + 2.750%)(2)	03/31/31	432,712	435,184

Total Beverages (Cost: $5,413,447)			5,522,807

Biotechnology — 0.0%
BioMarin Pharmaceutical, Inc. Term Loan B 5.43% (6 mo. USD Term SOFR + 1.750%)	04/27/33	859,006	859,865

Chemicals — 0.0%
Archroma Finance SARL 2026 USD Term Loan B 9.23% (3 mo. USD Term SOFR + 5.500%)(2)	06/30/30	305,404	278,156

Commercial Services — 0.3%
ASP Dream Acquisition Co. LLC Term Loan B 7.99% (1 mo. USD Term SOFR + 4.250%)(2)	12/15/28	992,519	936,690
CCRR Parent, Inc. 2026 Term Loan 8.91% (3 mo. USD Term SOFR + 5.250%)(2)	05/27/32	367,052	263,819
DTI Holdco, Inc. 2025 Term Loan B 7.64% (1 mo. USD Term SOFR + 4.000%)(2)	04/26/29	1,272,860	1,163,394
Element Materials Technology Group U.S. Holdings, Inc. 2022 USD Term Loan 7.23% (3 mo. USD Term SOFR + 3.500%)(2)	07/06/29	96,593	97,237
Fugue Finance BV 2026 USD Term Loan B 5.92% (3 mo. USD Term SOFR + 2.250%)(2)	01/09/32	549,430	548,790
Kelso Industries LLC Term Loan 9.42% (3 mo. USD Term SOFR + 5.750%)(2)	12/30/29	623,520	614,167
KUEHG Corp. 2025 Term Loan 6.48% (3 mo. USD Term SOFR + 2.750%)(2)	06/12/30	404,095	390,093
Priority Holdings LLC 2025 Term Loan B 7.39% (1 mo. USD Term SOFR + 3.750%)(2)	08/02/32	1,142,845	1,128,845
Secretariat Advisors LLC 2025 Term Loan B 7.73% (3 mo. USD Term SOFR + 4.000%)(2)	02/28/32	482,436	474,297
TTF Holdings LLC 2024 Term Loan 7.38% (6 mo. USD Term SOFR + 3.750%)(2)	07/18/31	1,459,990	1,081,122
Valvoline, Inc. Term Loan B 5.62% (1 mo. USD Term SOFR + 2.000%)(2)	12/01/32	989,712	992,652

Total Commercial Services (Cost: $8,087,707)			7,691,106

Computers — 0.1%
McAfee LLC 2024 USD 1st Lien Term Loan B 6.64% (1 mo. USD Term SOFR + 3.000%)(2)	03/01/29	711,496	634,298
Peraton Corp. Term Loan B 7.51% (3 mo. USD Term SOFR + 3.750%)(2)	02/01/28	851,536	770,640
Plano HoldCo, Inc. Term Loan B 7.23% (3 mo. USD Term SOFR + 3.500%)(2)	10/02/31	266,625	210,634

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value

Computers (Continued)
Surf Holdings LLC 2025 Incremental Term Loan 7.26% (1 mo. USD Term SOFR + 3.500%)(2)	03/05/27		$1,240,112	$1,159,895

Total Computers (Cost: $2,966,277)				2,775,467

Cosmetics/Personal Care — 0.1%
Opal Bidco SAS 2026 USD Term Loan B 6.23% (3 mo. USD Term SOFR + 2.500%)(2)	04/28/32		613,250	613,578
Perrigo Investments LLC 2024 Term Loan B 0.00%(13)	04/20/29		883,625	881,968

Total Cosmetics/Personal Care (Cost: $1,495,771)				1,495,546

Distribution & Wholesale — 0.1%
BCPE Empire Holdings, Inc. 2025 Term Loan B 6.89% (1 mo. USD Term SOFR + 3.250%)(2)	12/11/30		89,385	88,323
BCPE Empire Holdings, Inc. 2026 10th Amendment Term Loan 7.14% (1 mo. USD Term SOFR + 3.500%)(2)	12/29/32		2,308,763	2,284,718

Total Distribution & Wholesale (Cost: $2,362,476)				2,373,041

Diversified Financial Services — 0.2%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6 5.39% (1 mo. USD Term SOFR + 1.750%)(2)	06/24/30		1,989,393	1,992,089
Blackhawk Network Holdings, Inc. 2026 Term Loan B 7.14% (1 mo. USD Term SOFR + 3.500%)(2)	03/12/29		857,122	854,581
GC Ferry Acquisition I, Inc. Term Loan 7.23% (3 mo. USD Term SOFR + 3.500%)(2)	08/16/32		699,775	700,083
Guggenheim Partners LLC 2024 Term Loan B 6.23% (3 mo. USD Term SOFR + 2.500%)(2)	11/26/31		612,312	612,805
Jane Street Group LLC 2024 Term Loan B1 5.67% (3 mo. USD Term SOFR + 2.000%)(2)	12/15/31		822,668	816,222

Total Diversified Financial Services (Cost: $4,959,335)				4,975,780

Electric — 0.1%
Alpha Generation LLC Term Loan B 5.39% (1 mo. USD Term SOFR + 1.750%)(2)	09/30/31		1,541,158	1,529,746
Potomac Energy Center LLC 2026 Term Loan B 6.41% (3 mo. USD Term SOFR + 2.750%)(2)	08/05/32		379,706	380,419
South Field LLC 2025 1st Lien Term Loan B 6.73% (3 mo. USD Term SOFR + 3.000%)(2)	08/29/31		383,282	384,079
South Field LLC 2025 1st Lien Term Loan C 6.73% (3 mo. USD Term SOFR + 3.000%)(2)	08/29/31		25,124	25,176
Talen Energy Supply LLC 2024-1 Incremental Term Loan 5.39% (1 mo. USD Term SOFR + 1.750%)(2)	12/15/31		766,338	764,560

Total Electric (Cost: $3,093,710)				3,083,980

Electrical Components & Equipment — 0.1%
Pelican Products, Inc. 2021 Term Loan 8.24% (3 mo. USD Term SOFR + 4.250%)(2)	12/29/28		2,505,536	2,409,825

Electronics — 0.1%
LSF12 Crown U.S. Commercial Bidco LLC 2026 Term Loan B 6.62% (1 mo. USD Term SOFR + 3.000%)(2)	12/02/31		477,054	478,802
TCP Sunbelt Acquisition Co. 2024 Term Loan B 7.92% (3 mo. USD Term SOFR + 4.250%)(2)	10/24/31		1,344,544	1,345,102

Total Electronics (Cost: $1,824,852)				1,823,904

Engineering & Construction — 0.0%
Astrion Group LLC 2024 Term Loan 8.73% (3 mo. USD Term SOFR + 5.000%)(2)	08/29/31		487,456	413,292
ITG Communications LLC Term Loan B 8.39% (1 mo. USD Term SOFR + 4.750%)(2)	07/09/31		908,306	896,952

Total Engineering & Construction (Cost: $1,388,220)				1,310,244

Entertainment — 0.3%
Betclic Everest Group SAS 2026 EUR Term Loan B2 5.23% (3 mo. EURIBOR + 3.000%)(2)	12/10/31	EUR	730,259	838,801
Caesars Entertainment, Inc. 2022 Term Loan A 5.74% (1 mo. USD Term SOFR + 2.000%)(2)	01/31/28		332,332	329,840
City Football Group Ltd. 2024 Term Loan 6.93% (3 mo. USD Term SOFR + 3.000%)(2)	07/22/30		822,923	821,791
DK Crown Holdings, Inc. 2025 Term Loan B 5.37% (1 mo. USD Term SOFR + 1.750%)(2)	03/04/32		302,912	302,659
EOC Borrower LLC Term Loan A 7.39% (1 mo. USD Term SOFR + 3.750%)(2)	03/24/28		135,198	135,536
Flutter Financing BV 2024 Term Loan B 5.48% (3 mo. USD Term SOFR + 1.750%)(2)	11/30/30		407,299	404,346

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount	Value

Entertainment (Continued)
Great Canadian Gaming Corp. 2024 Term Loan B 8.43% (3 mo. USD Term SOFR + 4.750%)(2)	11/01/29	$926,645	$916,220
Pioneer Opco LLC Term Loan B 6.89% (1 mo. USD Term SOFR + 3.250%)(2)	05/16/33	523,356	526,020
Showtime Acquisition LLC 2024 1st Lien Term Loan 8.39% (3 mo. USD Term SOFR + 4.750%)(2)	08/16/31	645,715	642,086
TKO Worldwide Holdings LLC 2026 Term Loan B 5.41% (3 mo. USD Term SOFR + 1.750%)(2)	11/21/31	951,397	949,485
Voyager Parent LLC Repriced Term Loan B 7.98% (3 mo. USD Term SOFR + 4.250%)(2)	07/01/32	1,379,366	1,381,931

Total Entertainment (Cost: $7,208,632)			7,248,715

Environmental Control — 0.0%
Action Environmental Group, Inc. 2023 Term Loan B 6.73% (3 mo. USD Term SOFR + 3.000%)(2)	10/24/30	506,620	501,554
Heritage Environmental Services, Inc. 2026 Term Loan B 6.64% (1 mo. USD Term SOFR + 3.000%)(2)	04/01/33	555,583	559,055

Total Environmental Control (Cost: $1,058,159)			1,060,609

Food — 0.1%
BCPE North Star U.S. HoldCo 2, Inc. Term Loan 7.76% (1 mo. USD Term SOFR + 4.000%)(2)	06/09/28	866,662	870,905
C&S Wholesale Grocers, Inc. Term Loan B 8.73% (3 mo. USD Term SOFR + 5.000%)(2)	09/20/30	1,290,479	1,246,925
United Natural Foods, Inc. 2026 Term Loan B 7.64% (1 mo. USD Term SOFR + 4.000%)(2)	05/01/31	752,790	760,317

Total Food (Cost: $2,844,213)			2,878,147

Health Care-Products — 0.2%
Antylia Scientific Term Loan 7.69% (3 mo. USD Term SOFR + 4.000%)(2)	05/27/32	350,723	347,582
Hologic, Inc. 2026 USD Term Loan B 5.99% (3 mo. USD Term SOFR + 2.250%)(2)	04/07/33	767,711	752,200
Neogen Food Safety Corp. Refinancing Term Loan A 0.00% (13)	04/04/30	1,662,456	1,645,831
QuidelOrtho Corp. Term Loan 7.64% (1 mo. USD Term SOFR + 4.000%)(2)	08/20/32	516,687	509,454
QuidelOrtho Corp. Term Loan A 6.14% (1 mo. USD Term SOFR + 2.500%)(2)	08/21/30	899,362	880,250

Total Health Care-Products (Cost: $4,125,322)			4,135,317

Health Care-Services — 0.3%
ADMI Corp. 2021 Term Loan B2 7.13% (1 mo. USD Term SOFR + 3.375%)(2)	12/23/27	485,384	436,239
ADMI Corp. 2023 Term Loan B5 9.39% (1 mo. USD Term SOFR + 5.750%)(2)	12/23/27	279,058	263,187
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B 7.91% (3 mo. USD Term SOFR + 4.250%)(2)	03/30/29	1,741,146	1,701,665
Heartland Dental LLC 2025 Term Loan 7.14% (1 mo. USD Term SOFR + 3.500%)(2)	08/25/32	1,232,177	1,234,488
IQVIA, Inc. 2025 Incremental Term Loan B5 5.48% (3 mo. USD Term SOFR + 1.750%)(2)	01/02/31	490,177	491,863
ModivCare Buyer LLC Takeback Term Loan 8.73% (3 mo. USD Term SOFR + 5.000%)(2)	12/30/32	1,476,549	1,259,984
NAPA Management Services Corp. Term Loan B 8.99% (1 mo. USD Term SOFR + 5.250%)(2)	02/23/29	1,214,410	855,400
Pediatric Associates Holding Co. LLC 2026 Term Loan B 8.67% (1 mo. USD Term SOFR + 5.000%)(2)	12/29/31	1,856,720	1,859,709
Star Parent, Inc. Term Loan B 7.73% (3 mo. USD Term SOFR + 4.000%)(2)	09/27/30	311,747	312,519

Total Health Care-Services (Cost: $7,658,884)			8,415,054

Household Products/Wares (0.0%)
Lavender Dutch BorrowerCo BV USD Term Loan 6.98% (3 mo. USD Term SOFR + 3.250%)(2)	12/30/32	1,029,350	1,023,884

Internet — 0.2%
Arches Buyer, Inc. 2021 Term Loan B 6.99% (1 mo. USD Term SOFR + 3.250%)(2)	12/06/27	274,764	274,421
Barracuda Networks, Inc. 2022 Term Loan 8.16% (3 mo. USD Term SOFR + 4.500%)(2)	08/15/29	964,491	661,882
Delivery Hero SE 2024 USD Term Loan B 8.64% (3 mo. USD Term SOFR + 5.000%)(2)	12/12/29	1,740,966	1,752,395

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value

Internet (Continued)
MH Sub I LLC 2023 Term Loan 7.89% (1 mo. USD Term SOFR + 4.250%)(2)	05/03/28		$704,897	$686,978
MH Sub I LLC 2024 Term Loan B4 7.89% (1 mo. USD Term SOFR + 4.250%)(2)	12/31/31		204,499	177,761
PUG LLC 2024 Extended Term Loan B 8.39% (1 mo. USD Term SOFR + 4.750%)(2)	03/15/30		771,163	777,185
Red Ventures LLC 2024 Term Loan B 6.39% (1 mo. USD Term SOFR + 2.750%)(2)	03/04/30		859,062	798,662
TripAdvisor, Inc. Term Loan 6.39% (1 mo. USD Term SOFR + 2.750%)(2)	07/08/31		622,672	596,987

Total Internet (Cost: $6,008,865)				5,726,271

Lodging — 0.1%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4 5.40% (1 mo. USD Term SOFR + 1.750%)(2)	11/08/30		1,457,180	1,461,857

Machinery-Construction & Mining — 0.1%

SGB-SMIT MidCo GmbH EUR Term Loan B 5.93% (1 mo. EURIBOR + 3.750%)(2)	03/10/33	EUR	1,016,296	1,174,463
WEC U.S. Holdings Ltd. 2024 Term Loan 5.62% (1 mo. USD Term SOFR + 2.000%)(2)	01/27/31		617,252	617,444

Total Machinery-Construction & Mining (Cost: $1,824,067)				1,791,907

Machinery-Diversified — 0.0%
LSF12 Helix Parent LLC Term Loan B 7.14% (1 mo. USD Term SOFR + 3.350%)(2)	02/10/33		1,238,331	1,217,434

Media — 0.2%
Charter Communications Operating LLC 2024 Term Loan B5 5.94% (3 mo. USD Term SOFR + 2.250%)(2)	12/15/31		3,463,238	3,419,739
Discovery Global Holdings, Inc. 2026 USD Term Loan B 6.14% (1 mo. USD Term SOFR + 2.500%)(2)	06/03/33		755,947	757,097
Virgin Media Bristol LLC 2023 USD Term Loan Y 6.97% (6 mo. USD Term SOFR + 3.175%)(2)	03/31/31		1,618,131	1,440,363

Total Media (Cost: $5,732,207)				5,617,199

Mining — 0.0%
American Rock Salt Co. LLC 2024 First Out Term Loan 10.99% (3 mo. USD Term SOFR + 7.000%)(2)	06/09/28		579,000	586,238

Miscellaneous Manufacturers — 0.0%
Cleanova U.S. Holdings LLC 2025 Term Loan B 8.41% (3 mo. USD Term SOFR + 4.750%)(2)	06/14/32		911,850	900,456

Office/Business Equipment (0.1%)
Xerox Holdings Corp. 2023 Non-CoOp Term Loan 7.63% (6 mo. USD Term SOFR + 4.000%)(2)	11/19/29		3,067,746	2,446,528

Packaging & Containers — 0.1%
Balcan Innovations, Inc. Term Loan B 8.41% (3 mo. USD Term SOFR + 4.750%)(2)	10/20/31		532,316	436,899
Clydesdale Acquisition Holdings, Inc. Term Loan B 6.82% (1 mo. USD Term SOFR + 3.175%)(2)	04/13/29		618,869	608,929
LSF12 Pillar Investments SARL Term Loan B 0.00%(13)	04/30/33	EUR	859,326	986,501

Total Packaging & Containers (Cost: $2,120,986)				2,032,329

Pharmaceuticals — 0.0%
Paradigm Parent LLC 1st Lien Term Loan 8.23% (3 mo. USD Term SOFR + 4.500%)(2)	04/16/32		744,375	641,097

REIT — 0.3%
Healthpeak Properties, Inc. 2024 Term Loan A3 4.47% (3 mo. USD Term SOFR + 0.850%)(2)	03/01/29		1,664,689	1,635,557
Healthpeak Properties, Inc. Term Loan A1 4.48% (1 mo. USD Term SOFR + 0.840%)(2)	08/20/27		824,832	816,583
Healthpeak Properties, Inc. Term Loan A2 4.48% (1 mo. USD Term SOFR + 0.840%)(2)	02/22/27		824,832	816,584
Invitation Homes Operating Partnership LP 2024 Term Loan 4.49% (1 mo. USD Term SOFR + 0.850%)(2)	09/09/28		3,604,245	3,550,181
Iron Mountain, Inc. 2022 Term Loan A 5.39% (1 mo. USD Term SOFR + 1.750%)(2)	03/18/30		909,247	902,428

Total REIT (Cost: $7,755,453)				7,721,333

Retail — 0.3%
1011778 BC Unlimited Liability Co. 2024 Term Loan B6 5.39% (1 mo. USD Term SOFR + 1.750%)(2)	09/20/30		866,157	865,798
BW Gas & Convenience Holdings LLC 2021 Term Loan B 7.26% (1 mo. USD Term SOFR + 3.500%)(2)	03/31/28		842,036	845,194
Dave & Buster’s, Inc. 2024 1st Lien Term Loan B 6.92% (3 mo. USD Term SOFR + 3.250%)(2)	11/01/31		852,258	696,720

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Issues	Maturity Date	Principal Amount		Value
Retail (Continued)
KFC Holding Co. 2021 Term Loan B 5.50% (1 mo. USD Term SOFR + 1.750%)(2)	03/15/28		$447,559	$450,030
Michaels Cos., Inc. 2026 Term Loan B 8.73% (3 mo. USD Term SOFR + 5.000%)(2)	03/15/33		1,500,000	1,495,687
Peer Holding III BV 2025 USD Term Loan B 5.98% (3 mo. USD Term SOFR + 2.250%)(2)	10/14/32		399,000	399,790
Peer Holding III BV 2025 USD Term Loan B5B 6.23% (3 mo. USD Term SOFR + 2.500%)(2)	07/01/31		1,717,474	1,723,056
Raising Cane’s Restaurants LLC 2025 Term Loan B 5.64% (1 mo. USD Term SOFR + 2.000%)(2)	11/03/32		875,544	872,900

Total Retail (Cost: $7,419,912)				7,349,175

Software —0.4%
Boxer Parent Co., Inc. 2025 USD Term Loan B 6.42% (3 mo. USD Term SOFR + 2.750%)(2)	07/30/31		146,607	132,512
Cast & Crew Payroll LLC 2021 Incremental Term Loan 7.41% (3 mo. USD Term SOFR + 3.750%)(2)	12/29/28		1,253,189	491,876
Cloud Software Group, Inc. 2025 Term Loan B (2031) 6.98% (3 mo. USD Term SOFR + 3.250%)(2)	03/21/31		652,664	574,344
Cloudera, Inc. 2021 Term Loan 7.49% (1 mo. USD Term SOFR + 3.750%)(2)	10/08/28		1,398,041	1,091,220
Darktrace PLC 1st Lien Term Loan 6.93% (3 mo. USD Term SOFR + 3.250%)(2)	10/09/31		1,884,124	1,729,155
EagleView Technology Corp. 2025 Term Loan 10.23% (3 mo. USD Term SOFR + 6.500%)(2)	08/14/28		1,420	1,356
Electronic Arts, Inc. Term Loan B 0.00% (13)	03/24/33		290,100	291,141
Planview Parent, Inc. 2024 1st Lien Term Loan 7.23% (3 mo. USD Term SOFR + 3.500%)(2)	12/17/27		948,117	819,856
Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B 6.98% (3 mo. USD Term SOFR + 3.250%)(2)	10/26/30		1,613,774	1,178,862
Quartz Acquireco LLC 2025 Term Loan B 5.98% (3 mo. USD Term SOFR + 2.250%)(2)	06/28/30		1,071,797	898,970
Renaissance Holding Corp. 2024 1st Lien Term Loan 7.66% (3 mo. USD Term SOFR + 4.000%)(2)	04/05/30		2,452,204	1,954,873
SolarWinds Holdings, Inc. 2025 Term Loan 7.67% (3 mo. USD Term SOFR + 4.000%)(2)	04/16/32		516,033	433,468

Total Software (Cost: $11,256,502)				9,597,633

Telecommunications —0.0%
Altice Financing SA 2022 USD Term Loan 8.67% (3 mo. USD Term SOFR + 5.000%)(2)	10/31/27		371,772	280,068
GOGO Intermediate Holdings LLC Term Loan B 7.51% (1 mo. USD Term SOFR + 3.750%)(2)	04/30/28		671,955	622,190
Zayo Group Holdings, Inc. 2025 USD Term Loan 0.50% (1 mo. USD Term SOFR + 3.000%)(2)	03/11/30		345,760	346,106

Total Telecommunications (Cost: $1,302,764)				1,248,364

Transportation — 0.0%
Kenan Advantage Group, Inc. 2024 Term Loan B4 6.89% (1 mo. USD Term SOFR + 3.250%)(2)	01/25/29		694,724	697,037

Total Bank Loans (Cost: $115,815,819)				113,468,800

Total Fixed Income Securities (Cost: $3,104,980,271)				2,832,881,936

CONVERTIBLE SECURITIES — 0.2%

CONVERTIBLE CORPORATE BONDS — 0.2%

Beverages — 0.1%
Davide Campari-Milano NV (Italy) 2.38% (10)	01/17/29	EUR	1,700,000	1,894,048

Commercial Services — 0.0%
Worldline SA (France) 0.00% (6),(10)	07/30/26	EUR	483,346	567,684

Engineering & Construction — 0.1%
Cellnex Telecom SA 0.75% (10)	11/20/31	EUR	1,800,000	1,869,268

Total Convertible Corporate Bonds (Cost: $4,241,064)				4,331,000

Total Convertible Securities (Cost: $4,241,064)				4,331,000

COMMON STOCK —0.3%

Security		Shares		Value
Health Care-Services — 0.1%
ModivCare, Inc.(14)			263,210	1,628,612

Packaging & Containers — 0.0%
Ardagh Holdings SA(14)			158,987	1,033,415

Real Estate — 0.0%
China Aoyuan Group Ltd.(14)			408,851	2,033
Times China Holdings Ltd.(14)			226,791	897

Total Real Estate (Cost: $9,253)				2,930

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Security		Shares		Value
REIT — 0.2%
AGNC Investment Corp.			582,000	$6,343,800

Total Common Stock (Cost: $12,758,143)				9,008,757

INVESTMENT COMPANIES — 2.0%
TCW Private Asset Income Fund(15)			5,411,474	54,060,626

Total Investment Companies (Cost: $54,107,212)				54,060,626

MONEY MARKET INVESTMENTS — 9.4%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 3.58%(16)			9,699,003	9,699,003
TCW Central Cash Fund, 3.64%(15),(16)			243,304,435	243,304,435

Total Money Market Investments (Cost: $253,003,438)				253,003,438

SHORT -TERM INVESTMENTS — 0.1%

Issues	Maturity Date	Principal Amount		Value
SHORT-TERM INVESTMENT — 0.1%
Egypt Treasury Bills 0.00%(4)	12/08/26	EGP	154,200,000	2,852,968

Total Short -term Investments (Cost: $2,673,847)				2,852,968

Total Investments (117.6%) (Cost: $3,431,763,975)				3,156,138,725

Net unrealized appreciation/depreciation on Unfunded Commitments(17) (0.0%)				967

Liabilities In Excess Of Other Assets (-17.6.%)				(472,943,323)

Net Assets (100.0%)				$2,683,196,369

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
2,422	5-Year U.S. Treasury Note Futures	09/30/26	$258,660,565	$259,267,531	$606,966

Short Futures
185	10-Year Australian Bond Futures	09/15/26	$(13,878,361)	$(14,075,089)	$(196,728)
2,421	10-Year U.S. Treasury Note Futures	09/21/26	(268,392,636)	(272,286,844)	(3,894,208)
247	2-Year U.S. Treasury Note Futures	09/30/26	(50,953,123)	(50,914,805)	38,318
401	3-Year Australian Bond Futures	09/15/26	(28,917,118)	(29,057,555)	(140,437)
52	30-Year Euro-Buxl Futures	09/08/26	(6,433,780)	(6,612,207)	(178,427)
244	Euro Schatz Futures	09/08/26	(29,485,714)	(29,559,155)	(73,441)
85	Euro-Bobl Futures	09/08/26	(11,134,825)	(11,212,687)	(77,862)
261	Euro-Bund Futures	09/08/26	(37,512,710)	(37,998,425)	(485,715)
71	Long Gilt Futures	09/28/26	(8,235,232)	(8,406,677)	(171,445)
491	U.S. Ultra Long Bond Futures	09/21/26	(54,542,285)	(57,032,719)	(2,490,434)

			$(509,485,784)	$(517,156,163)	$(7,670,379)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (18)
JP Morgan Chase Bank	EUR	325,000	07/06/26	$369,264	$371,632	$2,368
JP Morgan Chase Bank	EUR	600,000	07/07/26	683,603	686,119	2,516
Citibank N.A.	GBP	2,700,000	07/06/26	3,562,949	3,583,558	20,609
Goldman Sachs & Co.	GBP	13,705,463	09/11/26	18,090,913	18,190,378	99,465

				$22,706,729	$22,831,687	$124,958

SELL (19)
Goldman Sachs & Co.	AUD	44,239,928	09/11/26	30,457,952	30,610,685	(152,733)
JP Morgan Chase Bank	EUR	925,000	09/11/26	1,055,776	1,060,676	(4,900)
Citibank N.A.	EUR	78,519,288	09/11/26	89,683,553	90,036,191	(352,638)
Citibank N.A.	GBP	44,865,734	09/11/26	59,191,022	59,547,400	(356,378)

				$180,388,303	$181,254,952	$(866,649)

CENTRALLY CLEARED - INTEREST RATE SWAP AGREEMENTS

Notional Amount		Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
GBP	151,097,398	06/26/28	Annual	12 -Month SONIA	Annual	4.000%	$(63,079)	$4,580	$ (58,499)
GBP	8,253,076	06/26/28	Annual	12 -Month SONIA	Annual	4.000%	(3,248)	53	(3,195)

							$(66,327)	$4,633	$ (61,694)

WRITTEN OPTIONS - EXCHANGE TRADED

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Written Swaptions — OTC
2-Year Interest Rate Swap	JP Morgan Chase Bank	3.60	07/15/26	(105,563,000)	(105,563,000)	$(659)	$(85,946)	$85,287
2-Year Interest Rate Swap	JP Morgan Chase Bank	4.60	07/15/26	$(105,563,000)	(105,563,000)	(5,324)	(186,217)	180,893

Total Written Swaptions						$(5,983)	$(272,163)	$266,180

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
AUD	Australian Dollar.
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
GBP	British Pound Sterling.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
PIK	Payment In Kind.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TAC	Target Amortization Class.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At June 30, 2026, the value of these securities amounted to $1,062,170,055 or 39.6% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at June 30, 2026.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Security is not accruing interest.
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(6)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(7)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(9)	Restricted security (Note 4).
(10)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At June 30, 2026, the value of these securities amounted to $119,202,681 or 4.4% of net assets.
(11)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(12)	Perpetual maturity.
(13)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(14)	Non-income producing security.
(15)	Affiliated issuer.
(16)	Rate disclosed is the 7-day net yield as of June 30, 2026.
(17)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(18)	Fund buys foreign currency, sells USD.
(19)	Fund sells foreign currency, buys USD.

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Continued)	June 30, 2026

The summary of the TCW Metwest Unconstrained Bond Fund transactions in the affiliated funds for the period ended June 30, 2026 is as follows:

Name of Affiliated Fund	Value at March 31, 2026	Purchases at Cost	Proceeds from Sales	Number of Shares Held June 30, 2026	Value at June 30, 2026	Dividends and Interest Income Received		Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$197,304,435	$178,700,000	$132,700,000	243,304,435	243,304,435	$2,264,914	#	$—	$—	$—
TCW Private Asset Income Fund—I Class	45,437,198	8,605,401	82,473	5,411,474	54,060,626	1,087,624		—	—	100,500

Total					$297,365,061	$3,352,538		$—	$—	$100,500

TCW MetWest Unconstrained Bond Fund

Fair Valuation Summary (Unaudited)	June 30, 2026

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities — Non-Agency	$—	$788,567,938	$—	$788,567,938
Residential Mortgage-Backed Securities — Agency	—	651,890,355	—	651,890,355
Corporate Bonds	—	478,137,948	12,267,123	490,405,071
Commercial Mortgage-Backed Securities — Non-Agency	—	313,737,066	—	313,737,066
Asset-Backed Securities	—	276,224,956	29,999,821	306,224,777
Bank Loans	—	113,468,800	—	113,468,800
U.S. Treasury Securities	—	74,905,540	—	74,905,540
Foreign Government Bonds	—	74,173,952	—	74,173,952
Commercial Mortgage-Backed Securities — Agency	—	19,508,437	—	19,508,437

Total Fixed Income Securities	—	2,790,614,992	42,266,944	2,832,881,936

Convertible Securities
Convertible Corporate Bonds	—	4,331,000	—	4,331,000
Equity Securities
Money Market Investments	253,003,438	—	—	253,003,438
Investment Companies	—	54,060,626	—	54,060,626
Common Stock	2,930	9,005,827	—	9,008,757

Total Equity Securities	253,006,368	63,066,453	—	316,072,821

Short -Term Investments
Short-Term Investment	—	2,852,968	—	2,852,968
Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	—	967	—	967

Total Investments	$253,006,368	$2,860,866,380	$42,266,944	$3,156,139,692

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	124,958	—	124,958
Futures Contracts
Interest Rate Risk	645,284	—	—	645,284

Total	$253,651,652	$2,860,991,338	$42,266,944	$3,156,909,934

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(7,708,697)	$—	$—	$(7,708,697)
Forward Currency Contracts
Foreign Currency Risk	—	(866,649)	—	(866,649)
Swap Agreements
Interest Rate Risk	—	(61,694)	—	(61,694)
Written Swaptions
Interest Rate Risk	—	(5,983)	—	(5,983)

Total	$(7,708,697)	$(934,326)	$—	$(8,643,023)

Note 1 – Security Valuations

Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Shares Not Listed; No Market for Shares. TCW Private Asset Income Fund (“TPAY”) has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, TPAY does not currently intend to list the Shares for trading on any securities exchange, and TPAY does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in TPAY, unlike an investment in a typical closed-end fund, is not a liquid investment. Shareholders of TPAY are not able to have their shares redeemed or otherwise sell their shares daily. TPAY is an “interval fund,” a type of fund which, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV per Share.

The Funds’ investment in TPAY is valued in accordance with ASC Topic 820, Fair Value Measurement. TPAY is an interval fund that publishes a daily net asset value (“NAV”) per share and permits transactions at the published NAV on the applicable measurement date, subject to the terms of its quarterly repurchase offers. The published NAV of TPAY is considered a readily determinable fair value, as it is calculated and disseminated on a daily basis and represents the price at which current transactions may occur on the measurement date. Because TPAY can be transacted at its published NAV, that NAV represents an exit price in an orderly transaction between market participants at the measurement date. Accordingly, the Funds value their investment in TPAY at the published NAV as of the measurement date. For fair value hierarchy classification, the investment in TPAY is classified within Level 2 of the fair value hierarchy, as the valuation is based on observable inputs, specifically the published NAV, but does not represent a quoted price in an active market for an identical investment that is freely tradable on a daily basis.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized as Level 2 of the fair value hierarchy, unless key inputs are unobservable; they would then be categorized as Level 3.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized as Level 2; otherwise, the fair values are categorized as Level 3.

Options and Swaptions contracts. Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

High Yield Bond Fund	Bank Loans	Warrant	Total
Balance as of March 31, 2026	$0	$4	$4
Accrued Discounts (Premiums)	—	—	—
Realized Gain (Loss)	—	—	—
Change in Unrealized Appreciation (Depreciation)	0	—	—
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of June 30, 2026	$0	$4	$4

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2026	$—	$—	$—

Investment Grade Credit Fund	Asset-Backed Securities	Total
Balance as of March 31, 2026	$26,503	$26,503
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	(3)	(3)
Purchases	—	—
Sales	(640)	(640)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of June 30, 2026	$25,860	$25,860

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2026	$(3)	$(3)

Low Duration Bond Fund	Asset-Backed Securities	Corporate Bonds	Total
Balance as of March 31, 2026	$4,505,534	$—	$4,505,534
Accrued Discounts (Premiums)	—	—	—
Realized Gain (Loss)	—	—	—
Change in Unrealized Appreciation (Depreciation)	(531)	11,200	10,669
Purchases	—	2,240,000	2,240,000
Sales	(108,778)	—	(108,778)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of June 30, 2026	$4,396,225	$2,251,200	$6,647,425

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2026	$(531)	$11,200	$10,669

Strategic Income Fund	Asset-Backed Securities	Total
Balance as of March 31, 2026	$49,693	$49,693
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	(243)	(243)
Purchases	1,116	1,116
Sales	(2,078)	(2,078)
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of June 30, 2026	$48,488	$48,488

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2026	$(243)	$(243)

Total Return Bond Fund	Asset-Backed Securities	Corporate Bonds	Residential Mortgage-Backed Securities— Non-Agency	Total
Balance as of March 31, 2026	$32,988,768	$—	$—	$32,988,768
Accrued Discounts (Premiums)	20,000	—	—	20,000
Realized Gain (Loss)	—	—	—	—
Change in Unrealized Appreciation (Depreciation)	14,800	313,962	(2,678)	326,084
Purchases	25,086,637	105,785,408	3,307	130,875,352
Sales	(2,127,732)	—	(629)	(2,128,361)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Balance as of June 30, 2026	$55,982,473	$106,099,370	$—	$162,081,843

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2026	$14,800	$313,962	$(2,678)	$326,084

Unconstrained Bond Fund	Asset-Backed Securities	Corporates	Total
Balance as of March 31, 2026	$28,811,883	$3,644,799	$32,456,682
Accrued Discounts (Premiums)	4,623	—	4,623
Realized Gain (Loss)		—	—
Change in Unrealized Appreciation (Depreciation)	(10,916)	34,223	23,307
Purchases	3,175,524	8,588,581	11,764,105
Sales	(1,981,293)	(480)	(1,981,773)
Transfers into Level 3	6,600,000	—	6,600,000
Transfers out of Level 3	(6,600,000)	—	(6,600,000)

Balance as of June 30, 2026	$29,999,821	$12,267,123	$42,266,944

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2026	$(10,916)	$34,223	$23,307

Significant unobservable valuation inputs for Level 3 investments as of June 30, 2026 are as follows:

High Yield Bond Fund	Fair Value at June 30. 2026	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Bank Loans	$0	Fair Value	Broker Pricing	$0.000	$0.000	Increase
Warrants	$4	Fair Value	Broker Pricing	$0.000	$0.000	Increase

Investment Grade Credit Fund	Fair Value at June 30, 2026	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Asset-Backed Securities	$25,860	Broker Quote	Offered Quote	$94.352	$94.352	Increase

Low Duration Bond Fund	Fair Value at 06/30/2026	Valuation Techniques*	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Asset-Backed Securities	$4,396,225	Broker Quote	Offered Quote	$94.352	$94.352	Increase
Coporate Bonds	$2,251,200	Fair Value	Broker Pricing	$100.500	$100.500	Increase

Strategic Income Fund	Fair Value at June 30, 2026	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Asset-Backed Securities	$48,488	Broker Quote	Offered Quote	$94.352	$94.352	Increase
Asset-Backed Securities	$0	Fair Value	Zero Market Value	$0.000	$0.000	Increase

Total Return Bond Fund	Fair Value at June 30, 2026	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Asset-Backed Securities	$31,084,206	Broker Quote	Offered Quote	$94.325-99.890	$97.121	Increase
Asset-Backed Securities	24,898,267	Fair Value	Broker Pricing	99.249	99.249	Increase
Corporate Bonds	106,099,370	Fair Value	Broker Pricing	0-100.500	66.797	Increase
Residential Mortgage-Backed Securities — Non-Agency	0	Fair Value	Zero Market Value	0.000	0.000	Increase

Unconstrained Bond Fund	Fair Value at 06/302026	Valuation Techniques*	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Asset-Backed Securities	$20,189,154	Broker Quote	Offered Quote	$99.890-$100.000	$74.066	Increase
Asset-Backed Securities	$0	Fair Value	Zero Market Value	$0.000	$0.000	Increase
Asset-Backed Securities	$9,925,380	Fair Value	Broker Pricing	$99.249-$100.500	$100.099	Increase
Corporate Bonds	$5,493,423	Fair Value	Broker Pricing	$99.890	$99.890	Increase
Corporate Bonds	$6,658,987	Fair Value	Broker Pricing	94.352	$94.352	Increase

Note 2 – Portfolio Investments

Mortgage-Backed Securities: The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association (Ginnie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac), or Federal National Mortgage Corporation (Fannie Mae). The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To Be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, TBA or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the period ended June 30, 2026.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of June 30, 2026.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended June 30, 2026.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended June 30, 2026.

Derivatives:

Forward Currency Exchange Contracts: The Funds enter into forward currency exchange contracts as a hedge against fluctuations in foreign exchange rates. Forward currency exchange contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding forward currency exchange contracts at June 30, 2026 are disclosed in the Schedules of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds utilized futures during the period ended June 30, 2026 to help manage interest rate duration of those Funds. Futures contracts outstanding at June 30, 2026 are listed on the Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. See “Swap Agreements” below. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. Purchased swaptions held at June 30, 2026 are disclosed in the Schedules of Investments.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended June 30, 2026, TCW MetWest Low Duration Bond Fund, TCW MetWest Strategic Income Fund, TCW MetWest Total Return Bond Fund, TCW MetWest Ultra Short Bond Fund and TCW MetWest Unconstrained Bond Fund entered into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

Note 3 – Transactions with Affiliates

The summary of each Fund’s transactions in affiliated funds for the period ended June 30, 2026 is listed after the Schedule of Investments.

Note 4 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities held by the Funds at June 30, 2026 are listed below:

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
High Yield Bond Fund
ModivCare, Inc., 1.00%, 10/01/29	02/23/23	$3,085,182	$54,416	0.01%

		$3,085,182	$54,416	0.01%

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Low Duration Bond Fund
ModivCare, Inc., 1.00%, 10/01/29	08/06/24	$635,783	$13,640	0.00%

		$635,783	$13,640	0.00%

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Strategic Income Fund
ModivCare, Inc., 1.00%, 10/01/29	08/10/21	$136,789	$2,426	0.00%

		$136,789	$2,426	0.00%

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Total Return Bond Fund
BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A, 4.09%, 08/10/38	08/23/18	$125,147,817	$120,293,815	0.42%
DCP Rights, LLC/ SHOW Trust Series 2022-BIZ, Class A, 7.285% (1 mo. USD Term SOFR + 2.984%), 01/15/27	02/24/22	68,000,000	23,851,772	0.08%
ModivCare, Inc., 1.00%, 10/01/29	04/28/23	36,470,414	664,871	0.00%

		$229,618,231	$144,810,458	0.50%

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Unconstrained Bond Fund
Invesco U.S. CLO Ltd. Series 2024-4A, Class Y, 0.05%, 01/15/38	11/25/24	$0	$1	0.00%
ModivCare, Inc., 1.00%, 10/01/29	04/25/23	4,536,476	82,719	0.00%
New Mountain CLO 8 Ltd. Series CLO-8A, Class M, 0.00%, 10/20/38	09/16/25	65	0	0.00%

		$4,536,541	$82,720	0.00%

Note 5 – Commitments and Contingencies

The following Funds had unfunded commitments and unrealized gain (loss) by investment as of June 30, 2026:

High Yield Bond Fund

UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
American Rock Salt Company LLC, 2024 First Out Delayed Draw Term	06/09/28	$234,814	$2,935

		234,814	2,935

Low Duration Bond Fund

UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
GC Ferry Acquisition I, Inc., Delayed Draw Term Loan	08/16/32	$8,760	$4
Secretariat Advisors, LLC, 2025 Delayed Draw Term Loan	02/28/32	3,649	(62)
Splat Super Holdco, LLC, 2025 Delayed Draw Term Loan	07/02/32	1,765	(108)

		14,173	(166)

Total Return Bond Fund

UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
GC Ferry Acquisition I Inc., Delayed Draw Term Loan	08/16/32	$788,130	$347
Secretariat Advisors, LLC, 2025 Delayed Draw Term Loan	02/28/32	230,355	(3,886)
Splat Super Holdco, LLC, 2025 Delayed Draw Term Loan	07/02/32	106,863	(6,546)

		1,125,348	(10,085)

Unconstrained Bond Fund

UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
American Rock Salt Company LLC, 2024 First Out Delayed Draw Term	06/09/28	$152,354	$1,904
GC Ferry Acquisition I Inc., Delayed Draw Term Loan	08/16/32	120,074	53
Secretariat Advisors, LLC, 2025 Delayed Draw Term Loan	02/28/32	58,712	(990)

		331,140	967